================================================================================
     AMERICAN GENERAL SERIES PORTFOLIO COMPANY - ANNUAL REPORT MAY 31, 1998
================================================================================

                          TABLE OF CONTENTS



              President's Letter .........................     1
              Stock Index Fund ...........................     4
              MidCap Index Fund ..........................    11
              Small Cap Index Fund .......................    17
              International Equities Fund ................    33
              Growth Fund ................................    39
              Growth & Income Fund .......................    42
              Science & Technology Fund ..................    46
              Social Awareness Fund ......................    49
              Asset Allocation Fund ......................    56
              Capital Conservation Fund ..................    64
              Government Securities Fund .................    67
              International Government Bond Fund..........    69
              Money Market Fund ..........................    73
              Notes to Financial Statements ..............    76
              Financial Highlights .......................    79
              Report of Independent Auditors .............    85

===============================================================================
                            AGSPC PRESIDENT'S LETTER
                                                                              1
===============================================================================





Dear Valued Customer,

In today's environment of rapidly changing markets, the commitment to your financial security remains American General Series Portfolio Company's highest priority. This dedication is reflected in the performance of our funds, and it is my pleasure to introduce AGSPC's May 31, 1998 Annual Report for your review. In this report, you will find financial and performance information for AGSPC's thirteen funds for the period ended May 31, 1998.

Through your variable annuity contract, you are permitted to invest in one or more of the funds described in this report. Please refer to the chart on page 3 to determine which funds are available under your contract.

MARKET CONDITIONS

Securities markets provided significantly above average returns for the year ended May 31, 1998. The Standard & Poor's 500 Index (S&P 500(R)) provided a total return of 30.68% for the 12 months. The Standard & Poor's MidCap 400 Index (MidCap 400(R)) returned 29.87% and the Russell 2000(R) had a total return of 21.25%. The emphasis for the year was on large capitalization stocks.

The United States economy continues to expand at an above-trend pace, despite trade and fiscal drag, a strong dollar, and a relatively high real interest environment. The primary factor stimulating the economy is the strength of the U.S. equity market. By raising household net worth the market is fueling spending. People do not have to save as much of their income if the equity market is increasing their net worth. Also, the "wealth effect" - the feeling that he or she is wealthier and should spend more - is bolstering consumer spending.

Another positive in the economy is the extremely low level of inflation. Consumer price increases have been held to less than 3% annually and for 1998 less than 2% is expected. Wages and salaries are expanding at the rate of 3.5 to 4.0%. When the inflation rate is subtracted, workers are enjoying real wage increases.

The combination of above average economic growth and contained inflation is providing a strong background for the stock and bond markets. In addition, the financial services industry is sending a very strong message, through the media, that saving for retirement is essential. That message is being received and unprecedented amounts of money are being invested in mutual funds.

International markets have experienced widely divergent trends. European investors have seen equity markets appreciate more than 50% while most Asian markets have experienced dramatic decreases. The Asian markets declined in local currencies and the international investor saw a greater decrease as the currency values fell precipitously.

FUND RETURNS

INDEXED FUNDS

The AGSPC index funds continued to emulate their respective indices with close correlation dependent upon the liquidity of the sector. The large capitalization Stock Index Fund tracked the S&P 500 Index(R) with a -0.07% difference for the year, returning 30.61% before expenses. The MidCap Index Fund tracked the MidCap 400(R) with a positive 0.11% difference, returning 29.98% before expenses. The Small Cap Index Fund tracked the Russell 2000 Index with a positive 0.48% variance, returning 21.73% before expenses. The International Equities Fund had a wider than normal variance to the EAFE Index as smaller capitalization names outperformed in January and February. The fund has low exposure to the smaller names and relies on the large benchmark names to track its index. In early 1998, the larger names did not provide the high correlation to local market returns that they have provided historically. The fund varied from the EAFE index by -0.79%, returning 10.32% before expenses.

MANAGED FUNDS

The Growth Fund earned 28.25% before expenses, a -2.43% variance from the S&P 500 Index. The fund concentrates on stocks with above average growth potential in the service sector. The Science & Technology Fund invests in the highly volatile electronic and health care industries. Concerns surrounding computer pricing and demand have produced substantial variance compared to the basic market index - S&P 500. For the year the fund returned 11.80%, a -18.88% variance from the index.

The Social Awareness Fund benefited from the emphasis on large capitalization growth stocks and it returned 30.88%, a positive 0.20% variance above the S&P
500. The Growth and Income Fund continues to use the Value Line Ranking System which emphasizes the small and mid-sized growth companies. The return for the year of 20.67% is closer to the Russell 2000 than the return of the larger capitalization issues in the S&P 500. The fund under performed the S&P 500 by 10.01%.

The Asset Allocation Fund (previously the Timed Opportunity Fund) returned 22.48%, outperforming its benchmark by 1.26%. Bonds lagged the relevant index, stocks tracked the index and the over allocation to stocks resulted in the outperformance.

BOND FUNDS

The Capital Conservation Fund was impacted by two Asian holdings and uncertainty surrounding Columbia Healthcare. Those factors caused the fund to under-perform its relevant index by 1.05%, returning 11.30%. The Government Securities Fund emphasized Agency securities over Treasuries and returned 11.14%, under-performing its index by 0.08%.

The International Government Bond Fund benefited from rising bond prices but the Dollar's strength eroded the local market gains. The fund returned 3.20%, out-performing the index by 0.82%.

FUTURE OUTLOOK

Both the equity and bond markets have provided outstanding returns over the past four years. Even the currency and credit crises in Southeast Asia have had only minor impact on the stock market. The bond market has been aided as foreign investors have sought safety in U.S. Treasury issues.

An added benefit of the Asian crises is the devaluation of those currencies which have resulted in lower cost goods being exported to the United States. The other side of the coin is that U.S. exports have become more expensive overseas and the trade deficit has increased. Nevertheless, the domestic economy continues to expand at levels in excess of 3% and could well maintain that pace over the intermediate term. On balance, the less expensive imports have kept prices low and the flow of funds to U.S. bonds have caused interest rates to fall to decades lows. That has had a very positive affect on the real estate market with housing demand at very high levels.

Positive economic growth combined with low interest rates augers well for the stock market. The current U.S. Treasury long bond yield of 5.6% compared with a Gross Domestic Product Deflator (a broad measure of inflation) of 1.0% provides an extraordinary real rate of return - 4.6%. That compares with a century long standard of 3.0 - 3.5%. In that context, the bond market should improve modestly.

Thank you for your continued confidence in the VALIC investment management.

                                    Sincerely,

                                    /s/ THOMAS L. WEST, JR.
                                    Thomas L. West, Jr., Chairman and President
June 22, 1998                       American General Series Portfolio Company

FUND RETURNS(1) TO INDEX

                                    [GRAPH]


(1) Represents fund performance before subtracting expenses. See page two for applicable fund expenses and fund level returns after expenses.

================================================================================
                       AGSPC PRESIDENT'S LETTER CONTINUED
2
================================================================================


FUND RETURNS AND TRACKING DIFFERENCES
For the period ended May 31, 1998


                                         (1)         (2)         (3)          (4)         (5)
                                                                FUND        TOTAL
                                                             PERFORMANCE    INDEX
                                                               BEFORE      RETURN
                                                            SUBTRACTING   INCLUDING     TRACKING
                                         FUND        FUND     EXPENSES    REINVESTED   DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX        RETURN(a)  EXPENSES   (1) + (2)   DIVIDENDS    (3) - (4)
-------------------------------------------------------------------------------------------------
INDEXED FUNDS:
Stock Index Fund / S&P 500............. 30.30%       0.31%      30.61%       30.68%      (0.07)%
MidCap Index Fund /
  Standard & Poor's MidCap 400......... 29.62        0.36       29.98        29.87        0.11
Small Cap Index Fund / Russell 2000.... 21.34        0.39       21.73        21.25        0.48
International Equities Fund / EAFE.....  9.92        0.40       10.32        11.11       (0.79)
MANAGED FUNDS:
Growth Fund / S&P 500.................. 27.41        0.84       28.25        30.68       (2.43)
Growth & Income Fund / S&P 500......... 19.87        0.80       20.67        30.68      (10.01)
Science & Technology Fund / S&P 500.... 10.85        0.95       11.80        30.68      (18.88)
Social Awareness Fund / S&P 500........ 30.34        0.54       30.88        30.68        0.20
Asset Allocation Fund / Benchmark(b)... 21.94        0.54       22.48        21.22        1.26
Capital Conservation Fund /
  Merrill Lynch Corporate Master Bond.. 10.76        0.54       11.30        12.35       (1.05)
Government Securities Fund /
  Lehman Brothers U.S. Treasury........ 10.60        0.54       11.14        11.22       (0.08)
Int'l Gov't Bond Fund /
  Salomon Non U.S. Gov't Bond..........  2.65        0.55        3.20         2.38        0.82
Money Market Fund / 30 Day Certificate
  of Deposit
  Primary Offering Rate by New York
  City Banks (NYC 30 Day CD Rate)......  5.25        0.54        5.79         4.81        0.98

 (a)Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
 (b)Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.


SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                                         DISTRIBUTIONS FROM NET
                                                                         INVESTMENT INCOME AND
                                                                         NET REALIZED GAINS ON
                                       NET ASSET VALUES (PER SHARE)      SECURITIES (PER SHARE)
                                    ----------------------------------- -------------------------

                                       MAY 31,  NOVEMBER 30,  MAY 31,    6/1/97 to   12/1/97 to
FUND                                    1997      1997         1998      11/30/97    5/31/98
-------------------------------------------------------------------------------------------------
Stock Index (emulate S&P 500)...........$26.09    $29.38       $33.38       $0.19      $0.36
MidCap Index (emulate MidCap 400)....... 20.83     23.98        25.27        0.12       1.47
Small Cap Index (emulate Russell 2000).. 16.18     18.32        17.94        0.10       1.50
International Equities
  (foreign long term growth stocks)..... 11.44     10.83        11.95        0.14       0.43
Growth Fund (long term growth of
  capital).............................. 17.62     20.01        22.08        0.00       0.34
Growth & Income Fund (long term growth
  of capital and current income)........ 16.87     19.20        19.91        0.04       0.25
Science & Technology Fund (long term
  growth of capital).................... 19.88     20.98        22.07        0.00       0.00
Social Awareness (social criteria
  growth stocks)........................ 17.90     20.12        22.16        0.11       0.93
Asset Allocation (asset allocation)..... 12.57     13.65        14.02        0.20       1.00
Capital Conservation (quality corporate
  bonds)................................  9.31      9.61         9.68        0.29       0.32
Government Securities (intermediate and
  long term government bonds)...........  9.67      9.99        10.09        0.29       0.29
International Government Bond (high
  quality   foreign government debt
  securities)........................... 11.33     11.27        11.42        0.19       0.02
Money Market (money market instruments).  1.00      1.00         1.00        0.03       0.02

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

================================================================================
                       AGSPC PRESIDENT'S LETTER CONTINUED
                                                                               3
================================================================================

FUNDS AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS



                                                   VALIC SEPARATE ACCOUNT A CONTRACT FORM
                                     --------------------------------------------------------------
                                     PORTFOLIO   PORTFOLIO   PORTFOLIO   INDEPEN-           GROUP
                                     DIRECTOR     DIRECTOR    DIRECTOR    DENCE              UNIT
FUND                                     2           1            T       PLUS    IMPACT   PURCHASE
-----------------------------------  ---------   ---------   ---------   -------  ------   --------
Stock Index
   (emulate S&P 500)................    Yes         Yes          Yes       Yes      Yes       Yes
MidCap Index
   (emulate MidCap 400).............    No          Yes          No        Yes      Yes       No
Small Cap Index
   (emulate Russell 2000)...........    No          Yes          Yes       Yes      No        No
International Equities
   (foreign long term growth stocks)    No          Yes          Yes       Yes      No        No
Growth Fund
   (long term growth of capital)....    Yes         Yes          No        No       No        No
Growth & Income Fund (long term
   growth of capital and current
   income)..........................    No          Yes          No        No       No        No
Science & Technology Fund
   (long term growth of capital)....    Yes         Yes          No        No       No        No
Social Awareness
   (social criteria growth stocks)..    Yes         Yes          Yes       Yes      No        No
Timed Opportunity
   (asset allocation)...............    No          Yes          Yes       Yes      Yes       No
Capital Conservation
   (quality corporate bonds)........    No          Yes          No        Yes      Yes       No
Government Securities (intermediate
   and long term government bonds)..    No          Yes          No        Yes      No        No
Int'l Government Bond (high quality
   foreign government debt
   securities)......................    Yes         Yes          No        Yes      No        No
Money Market
   (money market instruments).......    Yes         Yes          Yes       Yes      Yes       No




                                                      AMERICAN GENERAL LIFE INSURANCE COMPANY
                                      ---------------------------------------------------------------------
                                        SEPARATE ACCOUNT A
                                      --------------------      SEPARATE  SEPARATE
                                                     NON        ACCOUNT    ACCOUNT     SELECT      PLATINUM
FUND                                  QUALIFIED   QUALIFIED        B          D       PRESERVE     INVESTOR
------------------------------------  ---------   ---------     --------  --------    --------     --------
Stock Index
   (emulate S&P 500)................    Yes          Yes          Yes        Yes         No           Yes
MidCap Index
   (emulate MidCap 400).............    Yes          Yes          Yes        No          No           Yes
Small Cap Index
   (emulate Russell 2000)...........    No           No           No         No          No           No
International Equities
   (foreign long term growth stocks)    No           No           No         Yes         No           Yes
Growth Fund
   (long term growth of capital)....    No           No           No         No          No           No
Growth & Income Fund (long term
   growth of capital and current
   income)..........................    No           No           No         No          No           No
Science & Technology Fund
   (long term growth of capital)....    No           No           No         No          No           No
Social Awareness
   (social criteria growth stocks)..    No           No           No         Yes         No           No
Timed Opportunity
   (asset allocation)...............    Yes          Yes          Yes        No          No           No
Capital Conservation
   (quality corporate bonds)........    Yes          Yes          Yes        No          No           No
Government Securities (intermediate
   and long term government bonds)..    Yes          Yes          Yes        No          No           No
Int'l Government Bond (high quality
   foreign government debt
   securities)......................    No           No           No         No          No           No
Money Market
   (money market instruments).......    Yes          Yes          Yes        No          Yes          Yes

================================================================================
                   STOCK INDEX FUND - STATEMENT OF NET ASSETS
4                                                                   May 31, 1998
================================================================================


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------

            COMMON STOCKS - 99.25%

            ADVERTISING - 0.17%
    43,350  Interpublic Group Cos., Inc.... $ 2,571,197
    71,700  Omnicom Group, Inc.............   3,356,456
                                            -----------
                                              5,927,653
                                            -----------

            AEROSPACE/DEFENSE - 1.54%
   403,008  Boeing Co......................  19,193,255
    29,000  EG & G, Inc....................     913,500
    55,960  General Dynamics Corp..........   2,486,723
    15,400  Goodrich  (B.F.) Co............     789,250
    80,076  Lockheed Martin Corp...........   8,988,531
    30,800  Northrop Grumman Corp..........   3,301,375
   112,500  Raytheon Co. Class B...........   6,152,344
    44,000  TRW Inc........................   2,356,750
   101,300  United Technologies Corp.......   9,522,200
                                            -----------
                                             53,703,928
                                            -----------

            AIRLINES - 0.41%
    36,300* AMR Corp.......................   5,587,931
    31,600  Delta Air Lines, Inc...........   3,634,000
    82,800  Southwest Airlines Co..........   2,209,725
    41,400* US Airways Group, Inc..........   2,898,000
                                            -----------
                                             14,329,656
                                            -----------

            APPAREL & PRODUCTS - 0.10%
    21,178* Abercrombie & Fitch Co. Class A     894,749
    27,000* Fruit of the Loom, Inc. Class A     970,313
    32,900  Liz Claiborne, Inc.............   1,667,619
                                            -----------
                                              3,532,681
                                            -----------

            APPLIANCES/FURNISHINGS - 0.11%
    35,000  Maytag Corp....................   1,765,313
    30,200  Whirlpool Corp.................   2,063,037
                                            -----------
                                              3,828,350
                                            -----------

            AUTO - CARS - 1.70%
   275,774  Chrysler Corp..................  15,339,929
   450,000  Ford Motor Co..................  23,343,750
   284,900  General Motors Corp............  20,494,994
                                            -----------
                                             59,178,673
                                            -----------

            AUTO - REPLACEMENT PARTS - 0.33%
    73,900* AutoZone, Inc..................   2,457,175
    18,700  Cooper Tire & Rubber Co........     442,956



   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------


            AUTO - REPLACEMENT PARTS - Continued
    14,300  Echlin Inc..................... $    679,250
    74,400  Genuine Parts Co...............    2,524,950
    71,700  Goodyear Tire & Rubber Co......    5,153,438
    15,800  Pep Boys-Manny, Moe & Jack.....      351,550
                                            ------------
                                              11,609,319
                                            ------------

            BANKS - NEW YORK CITY - 2.01%
   161,100  Bank of New York Co., Inc......    9,847,238
   174,882  Chase Manhattan Corp...........   23,773,022
   178,700  CitiCorp.......................   26,648,637
    79,200  J. P. Morgan  & Co. Inc........    9,835,650
                                            ------------
                                              70,104,547
                                            ------------

            BANKS - OTHER - 3.08%
   278,836  BankAmerica Corp...............   23,056,251
    61,300  BankBoston Corp................    6,459,488
   122,223  First Chicago Corp.............   10,686,873
   419,200  First Union Corp...............   23,187,000
   105,393  Fleet Financial Group, Inc.....    8,642,226
   116,500  Mellon Bank Corp...............    7,856,469
   133,000  National City Corp.............    9,010,750
    51,600  Providian Financial Corp.......    3,283,050
    14,000  Republic of New York Corp......    1,798,125
    37,033  Wells Fargo & Co...............   13,387,430
                                            ------------
                                             107,367,662
                                            ------------

            BANKS - REGIONAL - 3.55%
   261,349  Banc One Corp..................   14,406,863
    67,950  Comerica Inc...................    4,467,713
   106,275  Fifth Third Bancorp............    5,234,044
    59,600  Huntington Bancshares, Inc.....    1,951,900
   172,340  KeyCorp........................    6,538,149
    51,500  Mercantile Bancorporation Inc..    2,632,938
   389,917  NationsBank Corp...............   29,536,212
    53,900  Northern Trust Corp............    3,801,637
   328,200  Norwest Corp...................   12,758,775
   135,900  PNC Bank Corp..................    7,848,225
    61,200  State Street Corp..............    4,218,975
    84,200  Summit Bancorporation..........    4,220,525
    72,200  SunTrust Banks, Inc............    5,703,800
   102,150  Synovus Financial Corp.........    2,291,991
   309,990  U.S. Bancorp...................   12,128,359
    71,513  Wachovia Corp..................    5,725,510
                                            ------------
                                             123,465,616
                                            ------------


    NUMBER                                     MARKET
   OF SHARES                                   VALUE
  -----------                               -----------


            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.47%
    11,900  Adolph Coors Class B........... $    446,250
   202,800  Anheuser-Busch Companies, Inc..    9,316,125
    18,915  Brown-Forman Corp Class B......    1,089,977
   128,400  Seagram Co. Ltd................    5,641,575
                                            ------------
                                              16,493,927
                                            ------------

            BEVERAGE - SOFT DRINKS - 2.97%
   995,000  Coca-Cola Co...................   77,983,125
   624,500  PepsiCo, Inc...................   25,487,406
                                            ------------
                                             103,470,531
                                            ------------

            BROADCASTING - 1.46%
   293,158  CBS Corp.......................    9,307,767
    38,600* Clear Channel Communications,
               Inc.........................    3,700,775
   141,750  Comcast Corp. Class A Special..    4,859,374
   197,178  Tele-Comm Liberty Media Group
               Class A.....................    6,765,670
   215,200  U S West Communications Group..   10,921,400
   226,800  U S West Media Group...........    8,405,775
   122,700* Viacom, Inc Class B............    6,748,500
                                            ------------
                                              50,709,261
                                            ------------

            BUILDING MATERIALS - 0.38%
     8,900  Armstrong World Industries,
               Inc.........................      748,713
    75,300  Lowe's Companies, Inc..........    5,962,818
    81,400  Masco Corp.....................    4,578,750
    60,700  Sherwin-Williams Co............    2,018,275
                                            ------------
                                              13,308,556
                                            ------------

            CHEMICAL - MAJOR - 2.06%
    99,700  Dow Chemical Co................    9,658,437
   446,600  E.I. du Pont de Nemours and Co.   34,388,200
    47,500  Hercules, Inc..................    2,092,969
   243,800  Monsanto Co....................   13,500,425
    54,900  Morton International, Inc......    1,671,019
    66,500  PPG Industries, Inc............    4,846,187
    18,300  Rohm and Haas Co...............    2,010,713
    68,300  Union Carbide Corp.............    3,410,731
                                            ------------
                                              71,578,681
                                            ------------

            CHEMICAL - MISCELLANEOUS - 0.44%
    42,100  Air Products and Chemicals,
               Inc.........................    3,662,700
    30,637  Eastman Chemical Co............    2,052,678
    17,100  Ecolab Inc.....................      527,963
    15,300* FMC Corp.......................    1,169,494

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                   5
================================================================================


   NUMBER                                     MARKET
  OF SHARES                                    VALUE
 -----------                                -----------
            CHEMICAL - MISCELLANEOUS - Continued
    26,500  Great Lakes Chemical Corp...... $ 1,060,000
    15,428  Millipore Corp.................     514,910
    20,300  Nalco Chemical Co..............     761,250
     6,625* Octel Corp.....................     144,508
    64,700  Praxair, Inc...................   3,190,518
    39,500  Sigma Aldrich Corp.............   1,441,750
    41,400  W.R. Grace & Co................     768,488
                                            -----------
                                             15,294,259
                                            -----------
            CONGLOMERATES - 1.01%
   232,500  Allied Signal Inc..............   9,939,375
    38,800  ITT Inds, Inc..................   1,430,750
    39,400  Loews Corp.....................   3,575,550
    65,200  Tenneco Inc....................   2,713,950
    58,300  Textron Inc....................   4,325,131
   237,000  Tyco International Ltd.........  13,123,875
                                            -----------
                                             35,108,631
                                            -----------
            CONSUMER FINANCE - 0.28%
    25,000  Beneficial Corp................   3,350,000
   204,275  MBNA Corp......................   6,472,964
                                            -----------
                                              9,822,964
                                            -----------
            CONTAINERS - METAL/GLASS - 0.31%
     4,700  Ball Corp......................     185,356
   101,100  Corning Inc....................   3,987,132
    65,600  Crown Cork & Seal Co., Inc.....   3,403,000
    12,100  Owens Corning..................     453,750
    61,200* Owens-Illinois, Inc............   2,750,175
                                            -----------
                                             10,779,413
                                            -----------
            CONTAINERS - PAPER - 0.10%
     6,500  Bemis Co., Inc.................     274,219
    39,214* Sealed Air Corp................   2,097,949
    17,700  Temple-Inland Inc..............   1,039,875
                                            -----------
                                              3,412,043
                                            -----------
            COSMETICS/TOILETRIES - 0.98%
     6,800  Alberto-Culver Co. Class B.....     202,300
    62,700  Avon Products, Inc.............   5,129,644
   220,300  Gillette Co....................  25,802,637
    60,000  International Flavors &
               Fragrances, Inc.............   2,880,000
                                            -----------
                                             34,014,581
                                            -----------
            DRUGS - 7.86%
    22,500  Allergan, Inc..................     945,000
    43,200* ALZA Corp......................   2,089,800

   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------
            DRUGS - Continued
   543,000  American Home Products Corp.... $26,233,687
   112,100* Amgen Inc......................   6,782,050
    23,900  Bausch & Lomb Inc..............   1,190,519
   399,400  Bristol Myers Squibb Co........  42,935,500
   444,400  Eli Lilly and Co...............  27,302,825
   480,400  Merck & Co., Inc...............  56,236,825
   519,800  Pfizer, Inc....................  54,481,537
   219,870* Pharmacia & Upjohn, Inc........   9,715,506
   298,200  Schering-Plough Corp...........  24,955,613
   326,700  Warner-Lambert Co..............  20,847,544
                                            -----------
                                            273,716,406
                                            -----------
            ELECTRICAL EQUIPMENT - 3.75%
   105,800  AMP Inc........................   4,020,400
    62,000  Cabletron Systems, Inc.........     798,250
   181,200  Emerson Electric Co............  11,007,900
 1,314,100  General Electric Co............ 109,563,087
    30,500  National Service Industries,
               Inc.........................   1,555,500
    48,300  Raychem Corp...................   1,817,288
     6,800  Thomas & Betts Corp............     363,375
    14,200  W. W. Grainger Inc.............   1,498,988
                                            -----------
                                            130,624,788
                                            -----------
            ELECTRONIC INSTRUMENTS - 0.16%
         1* Commscope Inc..................          16
    28,100  General Signal Corp............   1,155,612
    27,100* Perkin-Elmer Corp..............   1,856,350
     5,400  Tektronix, Inc.................     206,550
    70,400* Thermo Electron Corp...........   2,472,800
                                            -----------
                                              5,691,328
                                            -----------
            ENTERTAINMENT - 1.68%
    39,400* Harrah's Entertainment, Inc....     985,000
    67,475  Hasbro, Inc....................   2,580,919
    49,400* King World Productions, Inc....   1,259,700
   127,987  Mattel, Inc....................   4,847,508
   216,700  Time Warner Inc................  16,861,969
   283,252  Walt Disney Co.................  32,042,882
                                            -----------
                                             58,577,978
                                            -----------
            FINANCE COMPANIES - 0.71%
   141,800  Associates First Capital Corp..  10,608,412
    69,600  Green Tree Financial Corp......   2,797,050
    48,800  Household International, Inc...   6,603,250
    96,350  SunAmerica, Inc................   4,685,019
                                            -----------
                                             24,693,731
                                            -----------



   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------
            FINANCIAL SERVICES - 0.64%
   180,400  American Express Co............ $18,513,550
    39,800  Countrywide Credit Industries,
               Inc.........................   1,840,750
    40,100  H & R Block Inc................   1,764,400
                                            -----------
                                             22,118,700
                                            -----------

            FOODS - 2.16%
   215,192  Archer Daniels Midland Co......   4,061,748
   124,000  BestFoods......................   6,998,250
   174,400  Campbell Soup Co...............   9,504,800
   178,700  ConAgra, Inc...................   5,226,975
    65,900  General Mills, Inc.............   4,497,675
   156,350  H J Heinz Co...................   8,296,322
    47,000  Hershey Foods Corp.............   3,254,750
   162,800  Kellogg Co.....................   6,725,675
    79,380  Pioneer Hi-Bred International,
               Inc.........................   3,021,401
    60,900  Quaker Oats Co.................   3,513,169
    47,600  Ralston Purina Co..............   5,298,475
   182,600  Sara Lee Corp..................  10,750,575
    42,500  Wm. Wrigley Jr. Co.............   4,090,625
                                            -----------
                                             75,240,440
                                            -----------

            FOOTWEAR - 0.11%
    73,700  NIKE, Inc. Class  B............   3,390,200
    18,900* Reebok International Ltd.......     543,375
                                            -----------
                                              3,933,575
                                            -----------

            FREIGHT - 0.13%
    52,560* FDX Corp.......................   3,370,410
    37,200  Ryder System, Inc..............   1,267,125
                                            -----------
                                              4,637,535
                                            -----------

            FUNERAL SERVICES - 0.10%
    83,800  Service Corp. International....   3,425,325
                                            -----------

            GOLD MINING - 0.15%
   151,700  Barrick Gold Corp..............   2,920,225
    52,100  Battle Mountain Gold Co........     276,781
    86,400  Homestake Mining Co............     939,600
    93,800  Placer Dome Inc................   1,166,638
                                            -----------
                                              5,303,244
                                            -----------
            GOVERNMENT SPONSORED - 1.08%
   272,600  Federal Home Loan Mortg. Corp..  12,403,300
   418,500  Federal National Mortgage
            Association ...................  25,057,688
                                            -----------
                                             37,460,988
                                            -----------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
6                                                                   May 31, 1998
================================================================================




   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------
            HARDWARE & TOOLS - 0.13%
    31,300  Black & Decker Corp............ $ 1,827,138
    11,550  Snap-on Inc....................     506,756
    42,600  Stanley Works..................   2,023,500
                                            -----------
                                              4,357,394
                                            -----------
            HEALTHCARE - 0.45%
    49,400  Cardinal Health, Inc...........   4,402,775
   154,900* HealthSouth Corp...............   4,395,288
    54,400* Humana Inc.....................   1,689,800
    79,800  United HealthCare Corp.........   5,107,200
                                            -----------
                                             15,595,063
                                            -----------
            HEAVY DUTY TRUCKS/PARTS - 0.26%
    19,700  Cummins Engine Co., Inc........   1,024,400
    30,700  Dana Corp......................   1,600,238
    37,800  Eaton Corp.....................   3,394,913
    39,010* Navistar International Corp....   1,177,614
    35,710  PACCAR Inc.....................   1,971,863
                                            -----------
                                              9,169,028
                                            -----------
            HOME BUILDERS - 0.06%
    33,200  Centex Corp....................   1,186,900
    14,456  Kaufman & Broad Home Corp......     371,339
     7,900  Pulte Corp.....................     421,168
                                            -----------
                                              1,979,407
                                            -----------
            HOSPITAL MANAGEMENT - 0.38%
   250,484  Columbia/HCA Healthcare Corp...   8,187,695
    13,000  Manor Care, Inc................     410,313
    13,100  Shared Medical Systems Corp....     953,025
   105,200* Tenet Healthcare Corp..........   3,682,000
                                            -----------
                                             13,233,033
                                            -----------
            HOSPITAL SUPPLIES - 2.64%
   315,500  Abbott Laboratories............  23,406,155
     8,400  Bard (C. R.), Inc..............     291,375
   112,000  Baxter International Inc.......   6,405,000
    55,200  Becton, Dickinson and Co.......   3,905,400
    64,100  Biomet, Inc....................   1,850,888
    70,477* Boston Scientific Corp.........   4,492,909
   531,900  Johnson & Johnson..............  36,734,343
    37,900  Mallinckrodt, Inc..............   1,167,794
   200,900  Medtronic, Inc.................  11,175,063
    37,833* St. Jude Medical, Inc..........   1,352,530
    25,700  United States Surgical Corp....   1,021,575
                                            -----------
                                             91,803,032
                                            -----------


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                ------------
            HOUSEHOLD PRODUCTS - 2.95%
    43,200  Clorox Co...................... $  3,607,200
   127,300  Colgate-Palmolive Co...........   11,075,100
   173,100  Minnesota Mining &
               Manufacturing Co............   16,033,388
    59,000  Newell Co......................    2,846,750
   537,852  Procter & Gamble Co............   45,145,951
    63,100  Rubbermaid, Inc................    2,058,638
    35,300  Tupperware Corp................      953,100
   267,300  Unilever N V - ADR.............   21,099,994
                                             -----------
                                             102,820,121
                                             -----------
            INFORMATION PROCESSING - 9.95%
         1* A.C. Nielson...................           26
    38,200  Adobe Systems Inc..............    1,525,613
    61,400* Apple Computer, Inc............    1,634,775
    27,800  Autodesk, Inc..................    1,181,500
   122,600  Automatic Data Processing, Inc.    7,800,425
    78,400* Bay Networks, Inc..............    2,170,700
   319,521* Cendant Corp...................    6,929,612
    27,452* Ceridian Corp..................    1,482,408
   409,850* Cisco Systems, Inc.............   30,994,907
    68,600  Cognizant Corp.................    3,652,950
   622,490  Compaq Computer Corp...........   17,001,758
   211,230  Computer Associates
               International, Inc..........   11,089,574
    49,400* Computer Sciences Corp.........    2,565,713
   265,200* Dell Computer Corp.............   21,854,150
    66,200* Digital Equipment Corp.........    3,632,725
   213,500* E M C Corp.....................    8,846,906
   180,554  First Data Corp................    6,003,421
    60,000* Gateway 2000, Inc..............    2,703,750
    45,300* General Instrument Corp........    1,078,706
    94,900  HBO & Co.......................    5,477,514
   408,500  Hewlett Packard Co.............   25,378,062
    58,500  Honeywell Inc..................    4,910,344
   382,700  International Business Machine.   44,919,412
   988,700* Microsoft Corp.................   83,854,119
   164,900* Novell, Inc ...................    1,731,450
   412,687* Oracle Corp....................    9,749,730
   120,200* Parametric Technology Corp.....    3,684,887
   112,900  Pitney Bowes Inc...............    5,306,300
    96,300* Seagate Technology.............    2,226,938
    58,100* Silicon Graphics, Inc..........      697,200
   161,400* Sun Microsystems, Inc..........    6,466,088
   137,600* 3Com Corp......................    3,491,600
    96,900* Unisys Corp....................    2,374,050
   138,900  Xerox Corp.....................   14,271,975
                                             -----------
                                             346,689,288
                                             -----------


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                ------------
            INSURANCE - CASUALTY - 0.41%
    67,800  Chubb Corp..................... $  5,394,337
    27,800  Progressive Corp...............    3,832,925
    58,000  SAFECO Corp....................    2,697,000
    56,442  St. Paul Companies, Inc........    2,504,614
                                             -----------
                                              14,428,876
                                             -----------

            INSURANCE - LIFE - 0.67%
    63,192  Aetna Inc......................    4,940,825
   101,400  Conseco Inc....................    4,727,775
    66,112  Jefferson-Pilot Corp...........    3,784,911
    57,000  Lincoln National Corp..........    5,122,875
    54,900  Torchmark Corp.................    2,353,838
    21,209  Transamerica Corp..............    2,439,035
                                             -----------
                                              23,369,259
                                             -----------

            INSURANCE - MISCELLANEOUS - 0.50%
    37,600  General Re Corp................    8,267,300
    31,600  MBIA, Inc......................    2,356,175
    51,200  MGIC Investment Corp...........    3,068,800
    67,400  UNUM Corp......................    3,744,913
                                             -----------
                                              17,437,188
                                             -----------

            INSURANCE - MULTILINE - 3.05%
   183,820  Allstate Corp..................   17,302,057
   281,627  American International Group,
               Inc.........................   34,868,942
    52,400  Aon Corp.......................    3,356,875
   110,400  CIGNA Corp.....................    7,562,400
    54,000  Cincinnati Financial Corp......    2,268,000
    57,500  Hartford Financial Services
               Group.......................    6,328,594
    79,900  March & McLennan Companies,
               Inc.........................    6,996,244
   453,421  Travelers Group, Inc...........   27,658,681
                                             -----------
                                             106,341,793
                                             -----------

            LEISURE TIME - 0.06%
    17,900  Brunswick Corp.................      562,731
    70,900* Mirage Resorts, Inc............    1,475,607
                                             -----------
                                               2,038,338
                                             -----------

            LODGING - 0.19%
   108,800  Hilton Hotels Corp.............    3,420,400
    94,000  Marriott International Inc.....    3,266,500
                                             -----------
                                               6,686,900
                                             -----------

            MACHINE TOOLS - 0.01%
     4,700  Cincinnati Milacron, Inc.......      140,706
                                             -----------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                   7
================================================================================


   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------


            MACHINERY - AGRICULTURE - 0.22%
    38,000  Case Corp...................... $ 2,199,250
   103,100  Deere & Co.....................   5,348,313
                                            -----------
                                              7,547,563
                                            -----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.31%
   158,400  Caterpillar Inc................   8,702,100
    34,200  Fluor Corp.....................   1,630,913
     2,600  Foster Wheeler Corp............      65,975
    10,800  Harnischfeger Industries Inc...     340,200
                                            -----------
                                             10,739,188
                                            -----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.60%
     1,600  Aeroquip-Vickers, Inc..........      98,800
    14,600  Briggs & Stratton Corp.........     662,475
    42,700  Cooper Industries, Inc.........   2,748,813
    95,600  Dover Corp.....................   3,585,000
    89,400  Illinois Tool Works Inc........   5,900,400
    64,300  Ingersoll-Rand Co..............   2,897,518
    32,000  Johnson Controls, Inc..........   1,904,000
    59,533  Pall Corp......................   1,179,498
    33,375  Parker Hannifin Corp...........   1,370,461
    12,800  Timken Co......................     481,600
                                            -----------
                                             20,828,565
                                            -----------

            MEDICAL TECHNOLOGY - 0.13%
    68,900  Guidant Corp...................   4,439,744
                                            -----------

            MERCHANDISE - DRUG - 0.46%
    75,600  CVS Corp.......................   5,306,175
    16,600  Longs Drug Stores Corp.........     503,188
   100,600  Rite Aid Corp..................   3,602,738
   191,400  Walgreen Co....................   6,734,887
                                            -----------
                                             16,146,988
                                            -----------

            MERCHANDISE - SPECIALTY - 1.71%
    41,000  American Greetings Corp.
               Class A.....................   1,947,500
    27,100  Circuit City Stores, Inc.......   1,148,363
    53,600* Consolidated Stores Corp.......   2,046,849
    95,522* CostCo Companies, Inc..........   5,528,336
    74,400  Fortune Brands,  Inc...........   2,859,750
   164,700  Gap, Inc.......................   8,893,800
   304,200  Home Depot, Inc................  23,898,712
    49,600  Ikon Office Solutions Inc......   1,050,900
       973  Jostens, Inc...................      24,568

   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------

            MERCHANDISE - SPECIALTY - Continued
    73,873  Limited, Inc................... $ 2,456,277
    39,600  Nordstrom, Inc.................   2,853,675
    33,600  Tandy Corp.....................   1,486,800
    54,000  TJX Companies, Inc.............   2,524,500
   109,525* Toys "R" Us, Inc...............   2,902,413
                                            -----------
                                             59,622,443
                                            -----------

            MERCHANDISING - DEPARTMENT - 0.64%
   186,200  Dayton Hudson Corp.............   8,635,025
    30,800  Dillards, Inc. Class A.........   1,295,525
    90,800* Federated Department Stores,
               Inc.........................   4,704,575
    99,800  May Department Stores Co.......   6,418,388
    16,000  Mercantile Stores Co., Inc.....   1,258,000
                                            -----------
                                             22,311,513
                                            -----------

            MERCHANDISING - FOOD - 0.57%
   113,900  Albertsons, Inc................   5,274,993
   119,200  American Stores Co.............   2,972,550
    17,400  Giant Food Inc. Class A........     748,200
    15,300  Great Atlantic & Pacific Tea
               Co., Inc....................     489,600
    98,300* Kroger Co......................   4,220,756
    16,700  Supervalu Inc..................     699,313
   143,800  SYSCO Corp.....................   3,352,338
    52,000  Winn-Dixie Stores, Inc.........   2,115,750
                                            -----------
                                             19,873,500
                                            -----------

            MERCHANDISING - MASS - 2.03%
   109,900  J.C. Penney Co., Inc...........   7,892,194
   190,300* Kmart Corp.....................   3,687,063
   148,400  Sears Roebuck and Co...........   9,172,975
   891,800  Wal-Mart Stores, Inc...........  49,216,212
    35,000  Woolworth Corp.................     691,250
                                            -----------
                                             70,659,694
                                            -----------

            METALS - ALUMINUM - 0.25%
    76,500  Alcan Aluminium Ltd............   2,180,250
    67,200  Aluminum Co. of America........   4,662,000
    33,100  Reynolds Metals Co.............   1,919,800
                                            -----------
                                              8,762,050
                                            -----------

            METALS - COPPER - 0.11%

    19,300  ASARCO Inc.....................     437,869
    67,631  Newmont Mining Corp............   1,686,548
    27,200  Phelps Dodge Corp..............   1,659,200
                                            -----------
                                              3,783,617
                                            -----------


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------
            METALS - MISCELLANEOUS - 0.09%

    31,350  Cyprus Amax Minerals Co........$    497,681
    57,075  Engelhard Corp.................   1,187,874
    48,500  Freeport - McMoRan Copper &
               Gold Inc. Class B...........     812,375
    52,400  Inco Limited...................     753,250
                                            -----------
                                              3,251,180
                                            -----------

            METALS - STEEL - 0.20%
    59,525  Allegheny Teldyne Inc..........   1,383,956
    22,300* Armco Inc......................     121,256
    46,100* Bethlehem Steel Corp...........     564,725
    20,200  Inland Steel Industries, Inc...     578,225
    31,100  Nucor Corp.....................   1,601,650
    48,920  USX-US Steel Group, Inc........   1,755,005
    53,625  Worthington Industries, Inc....     945,141
                                            -----------
                                              6,949,958
                                            -----------

            MISCELLANEOUS - 0.16%
    51,800  BB&T Corp......................   3,428,513
    57,800  Equifax Inc....................   2,102,475
                                            -----------
                                              5,530,988
                                            -----------
            MOBILE HOMES - 0.02%
    14,600  Fleetwood Enterprises, Inc.....     584,000
                                            -----------
            NATURAL GAS-DIVERSIFIED - 0.13%
    43,900  Coastal Corp...................   3,094,950
    37,900  Sonat Inc......................   1,485,206
                                            -----------
                                              4,580,156
                                            -----------
            OIL - INTEGRATED DOMESTIC - 1.57%
    35,700  Amerada Hess Corp..............   1,930,031
   405,000  Amoco Corp.....................  16,934,063
    26,900  Ashland Oil, Inc...............   1,341,638
   125,800  Atlantic Richfield Co..........   9,922,475
    69,067  Burlington Resources,  Inc.....   2,909,447
    19,400  Kerr-McGee Corp................   1,227,050
   150,600  Occidental Petroleum Corp......   4,160,325
    40,800* Oryx Energy Co.................     951,150
    18,500  Pennzoil Co....................   1,069,531
    96,300  Phillips Petroleum Co..........   4,821,019
    40,916  Sun Co., Inc...................   1,738,930
   105,400  Unocal Corp....................   3,754,875
   114,100  USX-Marathon Group.............   3,993,500
                                            -----------
                                             54,754,034
                                            -----------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
8                                                                   May 31, 1998
================================================================================

   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                ------------

            OIL - INTEGRATED
            INTERNATIONAL - 5.04%
   262,000  Chevron Corp................... $ 20,927,250
   973,700  Exxon Corp.....................   68,645,850
   320,500  Mobil Corp.....................   24,999,000
   853,300  Royal Dutch Petroleum Co.
              - ADR .......................   47,838,130
   226,900  Texaco Inc.....................   13,103,475
                                            ------------
                                             175,513,705
                                            ------------
            OIL - SERVICES - 0.90%
    58,800  Baker Hughes Inc...............    2,116,800
    85,500  Dresser Industries, Inc........    3,981,094
   115,000  Halliburton Co.................    5,448,125
    34,300  McDermott International, Inc...    1,309,831
    35,500* Rowan Companies, Inc...........      907,469
   193,400  Schlumberger Ltd...............   15,097,287
    26,800* Western Atlas Inc..............    2,319,875
                                            ------------
                                              31,180,481
                                            ------------

            OIL/GAS PRODUCERS - 0.15%
    25,300  Anadarko Petroleum Corp........    1,669,800
    33,700  Apache Corp....................    1,152,119
     6,000  Helmerich & Payne, Inc.........      151,500
   113,842  Union Pacific Resources Group
               Inc.........................    2,305,300
                                            ------------
                                               5,278,719
                                            ------------

            PAPER/FOREST PRODUCTS - 1.18%
    54,200  Avery Dennison Corp............    2,808,238
    10,566  Boise Cascade Corp.............      352,640
    45,400  Champion International Corp....    2,179,200
    88,000  Fort James Corp................    4,207,500
    39,200  Georgia-Pacific Corp...........    2,516,150
   127,718  International Paper Co.........    5,875,028
   240,432  Kimberly-Clark Corp............   11,916,410
    41,600  Louisiana Pacific Corp.........      829,400
    39,200  Mead Corp......................    1,220,100
     4,900  Potlatch Corp..................      214,681
    57,364* Stone Container Corp...........    1,018,211
    35,450  Union Camp Corp................    1,938,672
    26,850  Westvaco Corp..................      765,225
    79,500  Weyerhaeuser Co................    4,039,594
    35,000  Willamette Industries, Inc.....    1,200,938
                                            ------------
                                              41,081,987
                                            ------------


   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------
            PHOTOGRAPHY - 0.29%
   130,750  Eastman Kodak Co............... $ 9,332,282
    18,100  Polaroid Corp..................     734,181
                                            -----------
                                             10,066,463
                                            -----------
            POLLUTION CONTROL - 0.30%
    83,300  Browning-Ferris Industries,
               Inc.........................   2,962,356
    97,400* Laidlaw Inc....................   1,205,325
   198,000  Waste Management, Inc..........   6,435,000
                                            -----------
                                             10,602,681
                                            -----------
            PUBLISHING - NEWS - 0.53%
    35,600  Dow Jones & Co., Inc...........   1,713,250
   112,000  Gannett Co., Inc...............   7,385,000
    42,400  Knight-Ridder, Inc.............   2,419,450
    27,500  New York Times Co.  Class  A...   1,938,750
    40,632  Times Mirror Co................   2,600,448
    36,300  Tribune Co.....................   2,427,563
                                            -----------
                                             18,484,461
                                            -----------
            PUBLISHING/PRINTING - 0.31%
    50,800  Deluxe Corp....................   1,704,975
    64,500  Dun & Bradstreet Corp..........   2,176,875
    19,217  Harcourt General, Inc..........   1,047,327
    30,100  McGraw-Hill, Inc...............   2,353,443
    21,600  Moore Corp. Ltd................     313,200
    71,800  R R Donnelley and Son..........   3,231,000
                                            -----------
                                             10,826,820
                                            -----------
            RAILROAD - 0.60%
    68,517  Burlington Northern Santa Fe...   6,817,441
    76,600  CSX Corp.......................   3,648,075
   170,400  Norfolk Southern Corp..........   5,335,650
   103,600  Union Pacific Corp.............   5,011,650
                                            -----------
                                             20,812,816
                                            -----------
            RESTAURANTS - 0.65%
    55,800  Darden Restaurants, Inc........     861,413
   285,000  McDonald's Corp................  18,703,124
    77,920* Tricon Global Restaurants, Inc.   2,420,390
    30,000  Wendy's International, Inc.....     740,625
                                            -----------
                                             22,725,552
                                            -----------
            SAVINGS & LOAN - 0.38%
    25,100  Golden West Financial Corp.....   2,710,800
    31,700  H.F. Ahmanson & Co.............   2,417,125
   113,925  Washington Mutual, Inc.........   8,045,953
                                            -----------
                                             13,173,878
                                            -----------

   NUMBER                                     MARKET
  OF SHARES                                   VALUE
 -----------                                -----------

            SECURITIES RELATED - 1.22%
    97,650  Charles Schwab Corp............ $ 3,222,450
    95,500  Franklin Resources, Inc........   4,667,562
    45,600  Lehman Brothers Hldings, Inc...   3,234,750
   134,900  Merrill Lynch & Co., Inc.......  12,073,550
   249,201  Morgan St Dean Witter Discover.  19,453,254
                                            -----------
                                             42,651,566
                                            -----------

            SEMICONDUCTOR EQUIPMENT - 0.19%
   158,000* Applied Materials, Inc.........   5,056,000
    42,600* KLA-Tencor Corp................   1,443,075
                                            -----------
                                              6,499,075
                                            -----------
            SEMICONDUCTORS - 2.21%
    57,700* Advanced Micro Devices, Inc....   1,125,150
   653,300  Intel Corp.....................  46,670,118
    55,500* LSI Logic Corp.................   1,182,844
    93,300* Micron Technology, Inc.........   2,198,381
   231,600  Motorola, Inc..................  12,260,325
    51,000* National Semiconductor Corp....     828,750
    95,400  Rockwell International Corp....   5,247,000
   146,900  Texas Instruments Inc..........   7,546,988
                                            -----------
                                             77,059,556
                                            -----------

            TELECOMMUNICATIONS - 2.70%
   211,200* Airtouch Communications, Inc...  10,058,400
    56,300  ALLTEL Corp....................   2,220,331
    32,335* Andrew Corp....................     710,361
    57,000* DSC Communications Corp........     974,347
    54,300  Frontier Corp..................   1,652,756
    43,800  Harris Corp....................   2,110,613
   515,980  Lucent Technologies, Inc.......  36,602,330
    89,900* Nextel Communications, Inc.
             Class A.......................   2,118,269
   203,200  Northern Telecom Ltd...........  13,004,800
    29,500  Scientific-Atlanta, Inc........     650,844
    80,100* Tellabs, Inc...................   5,504,376
   402,600* WorldCom, Inc..................  18,318,300
                                            -----------
                                             93,925,727
                                            -----------

            TEXTILE - PRODUCTS - 0.09%
    26,100  Russell Corp...................     711,225
    48,800  V F Corp.......................   2,595,550
                                            -----------
                                              3,306,775
                                            -----------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                   9
================================================================================

   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------
            TOBACCO - 1.13%
   981,900  Philip Morris Cos Inc.......... $36,698,512
    94,300  UST Inc........................   2,510,738
                                            -----------
                                             39,209,250
                                            -----------

            UTILITIES - COMMUNICATION - 5.50%
   654,926  AT & T Corp....................  39,868,620
   451,400  Ameritech Corp.................  19,156,288
   327,505  Bell Atlantic Corp.............  30,007,646
   384,700  BellSouth Corp.................  24,813,149
   403,300  GTE Corp.......................  23,517,431
   285,000  MCI Communications Corp........  15,238,608
   733,358  SBC Communications, Inc........  28,509,291
   145,500  Sprint Corp....................  10,439,625
                                            -----------
                                            191,550,658
                                            -----------

            UTILITIES - ELECTRIC - 2.39%
    38,300  Ameren Corp....................   1,498,488
    67,000  American Electric Power, Inc...   3,040,125
    35,200  Baltimore Gas and Electric Co..   1,071,400
    60,100  Carolina Power & Light Co......   2,464,100
   105,700  Central & South West Corp......   2,794,444
    42,964  Cinergy Corp...................   1,388,274
   114,200  Consolidated Edison, Inc.......   4,889,187
    57,650  Dominion Resources, Inc........   2,287,984
    42,300  DTE Energy Co..................   1,673,494
   154,451  Duke Energy Corp...............   8,900,238
   170,200  Edison International...........   5,020,900
   126,300  Entergy Corp...................   3,323,269
    74,200  FirstEnergy Corp...............   2,202,813
    87,100  FPL Group, Inc.................   5,351,206
    32,600  GPU Inc........................   1,255,100
   168,979  Houston Industries, Inc........   4,837,023
    37,500* Niagara Mohawk Power Corp......     464,063
    26,000  Northern States Power Co.......   1,478,750
   161,800  P G & E Corp...................   5,096,700
    44,500  P P & L Resources Inc..........     984,563
    85,800  PacifiCorp.....................   1,978,763
   109,300  Peco Energy Co.................   3,087,725
   121,150  Public Serv Enterprise Group...   4,005,522
   262,200  Southern Co....................   6,964,687
   109,420  Texas Utilities Co.............   4,322,090
    83,800  Unicom Corp....................   2,880,625
                                            -----------
                                             83,261,533
                                            -----------


   NUMBER                                      MARKET
  OF SHARES                                    VALUE
 -----------                                -----------

            UTILITIES - GAS, DISTRIBUTION - 0.03%
    23,700  NICOR Inc...................... $    915,413
                                           -------------

            UTILITIES - GAS, PIPELINE - 0.56%
    25,200  Columbia Energy Group..........    2,126,250
    44,100  Consolidated Natural Gas Co....    2,494,406
   142,000  Enron Corp.....................    7,117,750
    18,300  ONEOK Inc......................      714,844
    16,400  Pacific Enterprises............      624,225
     2,200  Peoples Energy Corp............       81,125
   196,500  Williams Companies, Inc........    6,373,969
                                           -------------
                                              19,532,569
                                           -------------

            TOTAL COMMON STOCKS
            (Cost $1,669,898,794)........  3,456,579,262
                                           -------------

     PAR
    VALUE
 -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.52%

            FINANCE COMPANIES - 0.14%

$5,060,000  Ford Motor Credit Co.
             5.45% due 6/1/98..............   5,060,000
                                            -----------

            SECURITIES RELATED - 0.38%
            Merrill Lynch & Co.:
 7,248,000   5.60% due 6/3/98..............   7,245,745
 6,000,000   5.58% due 6/2/98..............   5,999,070
                                            -----------
                                             13,244,815
                                            -----------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $18,304,815).............  18,304,815
                                            -----------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.04%

            U.S. TREASURY BILLS - 0.04%
            United States Treasury Bills:
 1,100,000   4.94% due 6/4/98..............   1,099,547
   100,000   4.91% due 6/4/98..............      99,959
   100,000   4.85% due 6/4/98..............      99,960
                                            -----------
                                              1,299,466
                                            -----------

                                             MARKET
                                              VALUE
                                           -----------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $1,299,466)............ $    1,299,466
                                          --------------

             TOTAL INVESTMENTS
            (Cost $1,689,503,075) -
               99.81%....................  3,476,183,543
            Other assets and liabilities,
            net - 0.19%..................      6,471,280
                                          --------------
            NET ASSETS (equivalent
             to $33.38 per share on
             104,333,547 shares
             outstanding) - 100%......... $3,482,654,823
                                          --------------
          * Non-income producing

                                            UNREALIZED
  CONTRACTS                                DEPRECIATION
-------------                             -------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/98)
    71(2)    S&P 500 Index Futures
             (June/$1,090.80)...........  $    (390,837)
                                          -------------

             (1)U.S.Treasury Bills with a market value of
                approximately $1,300,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

             (2)Per 250


--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  104,333,547 shares outstanding........ $    1,043,335
Additional paid in capital..............  1,679,728,220
Undistributed net realized gain on
     securities.........................     15,215,726
Undistributed net investment income.....        377,911
                                         --------------
Unrealized appreciation (depreciation) of:
  Investments........... $1,786,680,468
  Futures ..............       (390,837)  1,786,289,631
                          -------------  --------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING........................... $3,482,654,823
                                         ==============

================================================================================
                    STOCK INDEX FUND - FINANCIAL STATEMENTS
10
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998


INVESTMENT INCOME:
Dividends ...............................................................................  $ 47,362,348
Interest ................................................................................     1,373,987
                                                                                           ------------
  Total investment income ...............................................................    48,736,335
                                                                                           ------------
EXPENSES:
Advisory fees ...........................................................................     7,946,046
Custodian and accounting services .......................................................       669,324
Reports to shareholders .................................................................       249,861
Audit fees and tax services .............................................................        83,909
Directors' fees and expenses ............................................................        58,141
Miscellaneous ...........................................................................       161,192
                                                                                           ------------
  Total expenses ........................................................................     9,168,473
                                                                                           ------------
NET INVESTMENT INCOME ...................................................................    39,567,862
                                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ........................................................    $ 10,730,926
  Futures contracts ..................................................       6,012,002       16,742,928
                                                                          ------------
Net unrealized appreciation (depreciation) during the year:
  Investments ........................................................     714,529,418
  Futures contracts ..................................................        (714,337)     713,815,081
                                                                          ------------     ------------
  Net realized and unrealized gain on securities during the year ........................   730,558,009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................  $770,125,871
                                                                                           ============



STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:



                                                                          1998                1997
                                                                     ---------------     ---------------

OPERATIONS:
Net investment income ...........................................    $    39,567,862     $    35,492,537
Net realized gain on securities .................................         16,742,928          14,778,898
Net unrealized appreciation of securities during the year .......        713,815,081         489,128,221
                                                                     ---------------     ---------------
  Increase in net assets resulting from operations ..............        770,125,871         539,399,656
                                                                     ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................................        (39,570,522)        (35,484,625)
Net realized gain on securities .................................        (14,847,655)        (14,806,928)
                                                                     ---------------     ---------------
  Decrease in net assets resulting from distributions
  to shareholders ...............................................        (54,418,177)        (50,291,553)
                                                                     ---------------     ---------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ................................        367,059,600         241,746,270
Proceeds from capital stock issued for distributions
  reinvested ....................................................         54,418,177          50,291,553
                                                                     ---------------     ---------------
                                                                         421,477,777         292,037,823
Cost of capital stock repurchased ...............................        (98,730,173)        (97,732,690)
                                                                     ---------------     ---------------
  Increase in net assets resulting from capital stock
  transactions ..................................................        322,747,604         194,305,133
                                                                     ---------------     ---------------
TOTAL INCREASE IN NET ASSETS ....................................      1,038,455,298         683,413,236
NET ASSETS:
Beginning of year ...............................................      2,444,199,525       1,760,786,289
                                                                     ---------------     ---------------
End of year (including undistributed net investment income
  of $377,911 and $380,571) .....................................    $ 3,482,654,823     $ 2,444,199,525
                                                                     ===============     ===============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ....................................         12,118,343          10,718,393
Shares issued for distributions reinvested ......................          1,806,919           2,200,590
Shares of capital stock repurchased .............................         (3,279,150)         (4,348,853)
                                                                     ---------------     ---------------
  Increase in shares outstanding ................................         10,646,112           8,570,130
Shares outstanding:
  Beginning of year .............................................         93,687,435          85,117,305
                                                                     ---------------     ---------------
  End of year ...................................................        104,333,547          93,687,435
                                                                     ===============     ===============

================================================================================
                   MIDCAP INDEX FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  11
================================================================================



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------
            COMMON STOCKS - 99.36%

            AEROSPACE/DEFENSE - 0.93%
    29,180  Gencorp Inc.................... $   869,929
    49,400* SCI Systems, Inc...............   1,685,775
     7,500* Sequa Corp. Class A............     518,438
    51,874  Sunstrand Corp.................   3,216,188
    29,420  Teleflex Inc...................   1,189,671
                                            -----------
                                              7,480,001
                                            -----------

            AIRLINES - 0.22%
    13,021* Alaska Air Group, Inc..........     603,035
    28,974  ASA Holdings, Inc..............   1,139,040
                                            -----------
                                              1,742,075
                                            -----------

            APPAREL & PRODUCTS - 0.89%
    77,306  Cintas Corp....................   3,531,918
    43,671  Claire's Stores, Inc...........     821,561
    27,324* Land's End, Inc................     882,907
    47,000  Warnaco Group Inc. Class A.....   1,938,750
                                            -----------
                                              7,175,136
                                            -----------

            APPLIANCES/FURNISHINGS - 0.99%
    39,859  Heilig-Meyers Co...............     478,308
    79,656  Herman Miller, Inc.............   2,205,476
    37,801  Lancaster Colony Corp..........   1,516,765
    75,176  Leggett & Platt, Inc...........   3,777,594
                                            -----------
                                              7,978,143
                                            -----------

            AUTO - CARS - 0.75%
   130,340  Harley-Davidson, Inc...........   4,659,655
    57,000  Meritor Automotive, Inc........   1,371,563
                                            -----------
                                              6,031,218
                                            -----------

            AUTO - ORIGINAL EQUIPMENT - 1.34%
    19,725  Arvin Industries, Inc..........     731,058
    22,900  Carlisle Cos Inc...............   1,107,788
    46,942  Danaher Corp...................   3,394,493
    38,836  Donaldson Co., Inc.............     847,110
    34,670  Federal-Mogul Corp.............   2,052,031
    50,245  Mark IV Industries, Inc........   1,105,390
    24,928  Modine Manufacturing Co........     847,552
    23,200  Superior Industries
              International, Inc...........     675,700
                                            -----------
                                             10,761,122
                                            -----------





  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            AUTO - REPLACEMENT PARTS - 0.16%
    31,642  Kaydon Corp.................... $ 1,247,881
                                            -----------

            BANKS - OTHER - 1.48%
   109,204  First Tennessee National Corp..   3,467,227
   116,100  Firstar Corp...................   4,259,418
    70,900  Union Planters Corp............   4,147,650
                                            -----------
                                             11,874,295
                                            -----------

            BANKS - REGIONAL - 5.81%
    40,000  Associated Banc-Corp...........   1,980,000
    38,455  City National Corp.............   1,413,221
    88,972  Crestar Financial Corp.........   5,110,328
   139,211  First Security Corp............   3,167,050
    39,862  First Virginia Banks, Inc......   2,082,790
   106,400  Hibernia Corp. Class A.........   2,234,400
    79,448  Marshall & Ilsley Corp.........   4,290,192
    57,534  Mercantile Bankshares Corp.....   2,049,649
   106,650  North Fork Bancorporation Inc..   2,566,266
    76,400  Old Kent Financial Corp........   3,046,450
    64,468  Pacific Century Finl Corp......   1,615,729
   112,718  Regions Financial Corp.........   4,635,528
   132,030  SouthTrust Corp................   5,355,466
    73,000  TCF Financial Corp.............   2,377,063
    28,678  Wilmington Trust Corp..........   1,738,604
    59,700  Zions Bancorporation...........   3,044,700
                                            -----------
                                             46,707,436
                                            -----------

            BEVERAGE - SOFT DRINKS - 1.47%
   314,009  Coca Cola Enterprises, Inc.....  11,794,963
                                            -----------

            BROADCASTING - 0.66%
    50,228  A.H. Belo Corp.................   2,586,741
    26,192* Chris-Craft Industries, Inc....   1,376,717
    22,416  TCA Cable TV, Inc..............   1,365,975
                                            -----------
                                              5,329,433
                                            -----------

            BUILDING MATERIALS - 1.39%
    18,366  CalMat Co......................     461,446
    34,000  Fastenal Co....................   1,683,000
    49,050  Hon Industries Inc.............   1,569,600
    38,500  Martin Marietta Materials......   1,771,000
    79,456  RPM, Inc.......................   1,350,751
    17,900  Southdown, Inc.................   1,174,687
    28,200  Vulcan Materials Co............   3,200,700
                                            -----------
                                             11,211,184
                                            -----------



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            CHEMICAL - MAJOR - 0.63%
    44,425  Albemarle Corp................. $ 1,080,083
    18,700  Borg-Warner Automotive, Inc....   1,065,900
   106,100  Solutia Inc....................   2,911,119
                                            -----------
                                              5,057,102
                                            -----------

            CHEMICAL - MISCELLANEOUS - 2.28%
    29,173  A. Schulman, Inc...............     579,813
    53,200* Airgas, Inc....................     807,975
    27,080  Betz Laboratories, Inc.........   1,333,690
    64,937  Crompton & Knowles Corp........   1,749,240
    36,000* Cytec Industries, Inc..........   1,764,000
    19,368  Dexter Corp....................     798,930
    49,000  Ethyl Corp.....................     346,063
    31,570  Ferro Corp.....................     903,691
    26,833  Georgia Gulf Corp..............     672,502
    11,264  H.B. Fuller Co.................     705,408
    37,193  Lawter International, Inc......     357,983
    52,619  Lubrizol Corp..................   1,828,510
    64,278  Lyondell Petrochemical Co......   2,004,670
    42,336  M.A. Hanna Co..................     849,366
    18,100  Minerals Technologies Inc......     958,169
     5,955  NCH Corp.......................     379,259
    40,242  Olin Corp......................   1,740,467
    28,425  Rollins, Inc...................     586,266
                                            -----------
                                             18,366,002
                                            -----------

            CONGLOMERATES - 1.36%
    39,698  Alexander & Baldwin, Inc.......   1,141,318
    80,900  Dial Corp......................   2,007,331
    37,000* Litton Industries, Inc.........   2,143,687
     6,200  MAXXAM, Inc....................     365,413
    40,200  Ogden Corp.....................   1,148,213
    78,400  Viad Corp......................   2,116,800
    91,500  Whitman Corp...................   1,984,406
                                            -----------
                                             10,907,168
                                            -----------

            CONSUMER FINANCE - 0.71%
    56,900  Capital One Financial Corp.....   5,679,331
                                            -----------

            CONTAINERS - PAPER - 0.46%
    18,914  Chesapeake Corp................     671,447
    86,280  Sonoco Products Co.............   3,014,394
                                            -----------
                                              3,685,841
                                            -----------


================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
12                                                                  May 31, 1998
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            DRUGS - 4.03%
    44,180  Bergen Brunswig Corp. Cl A..... $ 1,833,470
    63,552* Biogen, Inc....................   2,796,288
    37,246  Carter-Wallace Inc.............     663,444
    59,488* Centocor, Inc..................   2,320,032
   139,180  Chiron Corp....................   2,513,939
    55,625* Covance Inc....................   1,178,555
    66,482* Forest Laboratories, Inc.......   2,193,906
    61,442* Genzyme Corp...................   1,681,975
    56,700  ICN Pharmaceuticals, Inc.......   2,448,731
   109,736* IVAX Corp......................   1,008,200
    73,700  McKesson Corp..................   5,757,812
   105,534  Mylan Laboratories Inc.........   3,166,020
    19,100  R.P. Scherer Corp..............   1,576,944
    75,500* Watson Pharmaceuticals, Inc....   3,303,125
                                            -----------
                                             32,442,441
                                            -----------

            ELECTRICAL EQUIPMENT - 1.59%
    82,086* American Power Conversion......   2,462,580
    29,031  AMETEK, Inc....................     838,270
    53,970  Hubbell Inc. Class B...........   2,539,963
   125,957  Molex Inc......................   3,511,051
    68,846* Teradyne, Inc..................   2,117,015
    41,800* UCAR International, Inc........   1,337,600
                                            -----------
                                             12,806,479
                                            -----------

            ELECTRONIC INSTRUMENTS - 1.24%
    80,552* Arrow Electronics, Inc.........   2,028,904
    39,450* Imation Corp...................     717,497
    72,000* Integrated Device Technology...     675,000
    25,521* MagnaTek, Inc..................     432,262
    33,800  Pittston Brink's Group.........   1,307,638
    59,579* Sensormatic Electronics Corp...     763,356
    47,413  Symbol Technologies, Inc.......   1,668,345
    24,316  Varian Associates, Inc.........   1,168,688
    54,313* Vishay Intertechnology,  Inc...   1,211,867
                                            -----------
                                              9,973,557
                                            -----------

            ENTERTAINMENT - 0.14%
    34,800* GTECH Holdings Corp............   1,128,825
                                            -----------

            FERTLIIZERS - 0.36%
    88,946* IMC Global, Inc................   2,890,745
                                            -----------

            FINANCE COMPANIES - 0.41%
    59,800  Finova Group, Inc..............   3,307,688
                                            -----------



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            FOODS - 2.99%
    32,282  Dean Foods Co.................. $ 1,589,889
    48,109  Dole Food Co., Inc.............   2,222,034
    27,036  Dreyer's Grand Ice Cream, Inc..     684,349
    80,204  Flowers Industries, Inc........   1,654,208
    63,000  Hormel Foods Corp..............   2,118,375
    74,000  IBP, Inc.......................   1,433,750
    14,612  International Multifoods Corp..     434,707
    59,600  Interstate Bakeries Corp.......   1,922,100
    22,871  J.M. Smucker Co. Class A.......     544,616
    24,771  Lance, Inc.....................     520,191
    67,178  McCormick & Co., Inc...........   2,250,463
    34,621  Trinity Industries, Inc........   1,653,153
   182,386  Tyson Foods, Inc. Class A......   3,852,903
    39,200* U. S. Foodservice..............   1,298,500
    44,258  Universal Foods Corp...........   1,053,894
    37,200* Vlasic Foods Int'l Inc.........     806,775
                                            -----------
                                             24,039,907
                                            -----------

            FOOTWEAR - 0.36%
    28,800* Nine West Group, Inc...........     811,800
    30,100* Payless ShoeSource, Inc........   2,108,881
                                            -----------
                                              2,920,681
                                            -----------

            FREIGHT - 0.37%
    37,246  Airborne Freight Corp..........   1,387,413
    34,700  J.B. Hunt Transport Services,
              Inc..........................   1,038,831
    30,271  Overseas Shipholding Group.....     586,501
              Inc.                          -----------
                                              3,012,745
                                            -----------

            FUNERAL SERVICES - 0.29%
    86,200  Stewart Enterprises Inc........   2,327,400
                                            -----------

            HEALTHCARE - 3.34%
    45,000  Allegiance Corp................   2,250,000
    49,000* Apria Healthcare Group, Inc....     373,625
       426* Coram Healthcare Corp..........         879
    26,286* First Health Group Corp........   1,493,373
   104,949* Foundation Health Systems
              Class A......................   3,194,385
   131,600  Health Management Assoc........   3,923,325
    49,391* NovaCare, Inc..................     543,301
    63,000  Omnicare, Inc..................   2,208,938
    65,500* Oxford Health Plans, Inc.......   1,129,875
    34,574* PacifiCare Health System, Inc.
             Class B.......................   2,856,678
    59,700* Quintiles Transnational Corp...   2,902,912



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            HEALTHCARE - Continued
    66,800* Quorum Health Group Inc........ $ 2,008,175
    78,000* Sybron International Corp......   1,867,125
    67,900* Total Renal Care Holdings......   2,083,681
                                            -----------
                                             26,836,272
                                            -----------

            HEAVY DUTY TRUCKS/PARTS - 0.20%
    17,000  Bandag, Inc....................     786,250
    37,404  Federal Signal Corp............     836,915
                                            -----------
                                              1,623,165
                                            -----------

            HOME BUILDERS - 0.22%
    95,125  Clayton Homes, Inc.............   1,789,539
                                            -----------

            HOSPITAL MANAGEMENT - 0.51%
    87,000* Beverly Enterprises, Inc.......   1,245,188
    43,400* Concentra Managed Care, Inc....   1,014,475
    36,900  Health Care & Retirement Corp..   1,427,568
    60,400* Medaphis Corp..................     453,000
                                            -----------
                                              4,140,231
                                            -----------

            HOSPITAL SUPPLIES - 1.38%
    11,410  ATL Ultrasound, Inc............     517,017
    26,335* Acuson Corp....................     503,658
    22,733  Beckman Coulter Inc............   1,267,366
    43,400  DENTSPLY International Inc.....   1,464,751
    55,200  Hillenbrand Industries, Inc....   3,408,601
    62,700* PSS World Medical, Inc.........     783,750
    77,082  Stryker Corp...................   3,141,093
                                            -----------
                                             11,086,236
                                            -----------

            HOUSEHOLD PRODUCTS - 0.89%
    59,700* Bed Bath & Beyond, Inc.........   2,996,194
    16,014  Church & Dwight Co., Inc.......     485,424
    22,300* Culligan Water Technologies....   1,244,619
    32,446  First Brands Corp..............     807,094
    50,200  Premark International Inc......   1,609,538
                                            -----------
                                              7,142,869
                                            -----------

            HUMAN RESOURCES - 1.08%
    30,603  Kelly Services Inc. Class A....   1,124,660
    65,800  Manpower Inc...................   2,825,288
    63,950  Olsten Corp....................     795,378
    77,700* Robert Half International, Inc.   3,933,562
                                            -----------
                                              8,678,888
                                            -----------


================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  13
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            INFORMATION PROCESSING - 10.42%
    46,373* A.C. Nielson................... $ 1,197,003
   173,300* America Online, Inc............  14,438,056
   171,808* BMC Software, Inc..............   7,913,906
    59,458  Comdisco, Inc..................   2,162,785
   146,000* Compuware Corp.................   6,706,875
    35,000  Comverse Technology, Inc.......   1,748,908
    58,051  Diebold, Inc...................   1,697,992
    48,900* Electronic Arts................   2,127,150
    45,864* Fiserv, Inc....................   2,704,545
    22,768* Information Resources, Inc.....     398,440
   125,700* Informix Corp..................     856,331
    54,800* Keane, Inc.....................   2,459,150
    56,800* Lexmark Intl Group, Inc........   3,152,400
    52,107* Mentor Graphics Corp...........     576,434
    86,373* NCR Corp.......................   2,931,284
    60,300* Networks Associates, Inc.......   3,693,375
    16,971  OEA, Inc.......................     290,628
   140,286  Paychex, Inc...................   5,050,279
    14,618* Policy Management Systems
             Corp..........................   1,205,985
   112,492* Quantum Corp...................   2,460,763
    73,208  Reynolds and Reynolds Co.
              Class A......................   1,532,793
    35,225* Sequent Computer Systems, Inc..     583,414
    92,000* Solectron Corp.................   3,806,500
    74,152* Sterling Commerce Inc..........   2,942,908
    58,500* Sterling Software, Inc.........   1,590,469
    45,990* Storage Technology Corp........   3,857,411
    18,525* Stratus Computer, Inc..........     668,058
    32,595* Structural Dynamic Research
              Corp.........................     825,061
    88,100* SunGard Data Systems, Inc......   3,006,413
    50,612* Symantec Corp..................   1,208,362
                                            -----------
                                             83,793,678
                                            -----------

            INSURANCE - CASUALTY - 0.52%
    47,333  American Financial Group, Inc..   2,138,860
    27,027  Transatlantic Holdings, Inc....   2,021,958
                                            -----------
                                              4,160,818
                                            -----------

            INSURANCE - MISCELLANEOUS - 0.82%
    61,500  AMBAC Financial Group Inc......   3,363,281
    24,699  HSB Group Inc..................   1,086,756
    29,000  PMI Group Inc..................   2,180,438
                                            -----------
                                              6,630,475
                                            -----------



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            INSURANCE - MULTILINE - 1.75%
   110,025  AFLAC Inc...................... $ 7,034,723
   107,100  Old Republic International
              Corp.........................   3,052,350
   108,172  Provident Companies Inc........   3,988,843
                                            -----------
                                             14,075,916
                                            -----------
            LEISURE TIME - 0.63%
    66,400  Callaway Golf Co...............   1,369,500
    78,425* Circus Circus Enterprises......   1,392,044
    92,802  International Game Technology..   2,291,049
                                            -----------
                                              5,052,593
                                            -----------
            LODGING - 0.40%
    74,257* Promus Hotel Corp..............   3,211,615
                                            -----------
            MACHINERY - AGRICULTURE - 0.16%
    50,200  AGCO Corp......................   1,261,275
                                            -----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.14%
    15,171  Granite Construction, Inc......     428,581
    21,268* Jacobs Engineering Group, Inc..     683,235
                                            -----------
                                              1,111,816
                                            -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 1.05%
    24,573  Albany International Corp.
              Class A......................     712,617
    29,722  Cordant Technologies Inc.......   1,482,385
    28,718  Flowserve Corp.................     832,822
    27,800  Newport News Shipbuilding......     778,400
    14,414  Nordson Corp...................     655,837
    26,633  Stewart & Stevenson Services,
              Inc..........................     552,635
    17,600  Tecumseh Products Co. Class A..     877,800
    53,292  Tidewater, Inc.................   2,025,096
    21,724  Watts Industries, Inc. Class A.     506,441
                                            -----------
                                              8,424,033
                                            -----------
            MERCHANDISE - DRUG - 0.09%
    62,900* Perrigo Co.....................     691,900
                                            -----------
            MERCHANDISE - SPECIALTY - 4.79%
    28,386* BJ's Wholesale Club Inc........   1,121,247
    53,500* Barnes & Noble, Inc............   1,812,313
    72,400* Best Buy Co., Inc..............   2,362,050
    75,400* CompUSA, Inc...................   1,187,550
   120,190  Dollar General Corp............   4,582,243
    15,764  Enesco Group Inc...............     481,787
    37,100  Fingerhut Companies, Inc.......   1,087,494
    70,800* General Nutrition Cos., Inc....   2,234,625




  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------
            MERCHANDISE - SPECIALTY - Continued
   125,800* Kohl's Corp.................... $ 5,983,363
    28,500* Micro Warehouse, Inc...........     498,750
   130,437* Office Depot, Inc..............   3,847,892
   110,300* OfficeMax, Inc.................   1,813,056
    45,311  Sotheby's Holdings, Inc.
              Class A......................   1,042,153
   206,225* Staples, Inc...................   5,181,403
    29,436  Tiffany & Co...................   1,409,249
   114,200* US Office Products, Co.........   1,934,263
    68,900  Viking Office Products, Inc....   1,970,113
                                            -----------
                                             38,549,551
                                            -----------

            MERCHANDISING - DEPARTMENT - 0.52%
    75,400* Proffit's Inc..................   2,959,450
    52,500* Saks Holding, Inc..............   1,237,031
                                            -----------
                                              4,196,481
                                            -----------

            MERCHANDISING - FOOD - 0.27%
    34,700  Hannaford Bros. Co.............   1,533,306
    36,200  Ruddick Corp...................     647,075
                                            -----------
                                              2,180,381
                                            -----------

            MERCHANDISING - MASS - 0.93%
   141,720  Family Dollar Stores, Inc......   2,347,238
   119,900* Fred Meyer, Inc................   5,155,700
                                            -----------
                                              7,502,938
                                            -----------

            METALS - ALUMINUM - 0.26%
    44,167* Alumax Inc.....................   2,067,568
                                            -----------

            METALS - MISCELLANEOUS - 0.31%
    13,600  Brush Wellman Inc..............     331,500
    21,306  Kennametal, Inc................   1,025,351
    19,350  Precision Castparts Corp.......   1,115,044
                                            -----------
                                              2,471,895
                                            -----------
            METALS - STEEL - 0.55%
    47,800  AK Steel Holding Corp..........     890,275
    15,710  Carpenter Technology Corp......     832,630
     9,157  Cleveland-Cliffs Inc...........     484,749
    39,742  Harsco Corp....................   1,733,745
    21,123  Oregon Steel Mills, Inc........     510,913
                                            -----------
                                              4,452,312
                                            -----------

            MISCELLANEOUS - 0.18%
    65,400* Corrections Corp. of America...   1,487,850
                                            -----------


================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
14                                                                  May 31, 1998
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            MULTIMEDIA - 1.08%
   176,956* Cadence Design Systems, Inc.... $ 6,237,699
    57,300* Synopsys Inc...................   2,460,319
                                            -----------
                                              8,698,018
                                            -----------
            NATURAL GAS - DIVERSIFIED - 0.79%
   104,400  El Paso Natural Gas Co.........   4,032,450
    33,343  Questar Corp...................   1,352,475
    59,632* Seagull Energy Corp............     987,655
                                            -----------
                                              6,372,580
                                            -----------
            OIL - INTEGRATED DOMESTIC - 0.08%
    37,114  Quaker State Corp..............     628,618
                                            -----------
            OIL - INTEGRATED
            INTERNATIONAL - 0.23%
    36,446  Murphy Oil Corp................   1,833,689
                                            -----------
            OIL - SERVICE - PRODUCTS - 1.37%
    61,842* BJ Services Co.................   2,021,460
    79,168* Evi Weatherford Inc,...........   4,002,928
   105,700  Noble Drilling Corp............   3,118,150
    61,125* Parker Drilling Co.............     515,742
    51,372* Varco International, Inc.......   1,338,883
                                            -----------
                                             10,997,163
                                            -----------
            OIL - SERVICES - 2.45%
    32,900  Camco International, Inc.......   2,294,775
   115,700  ENSCO International, Inc.......   2,928,656
   137,915* Global Marine Inc..............   3,077,229
    87,439* Nabors Industries, Inc.........   2,060,281
    33,446* Smith International, Inc.......   1,640,944
    85,300  Transocean Offshore, Inc.......   4,206,357
    46,046  Witco Corp.....................   1,746,870
    34,300  York International Corp........   1,715,000
                                            -----------
                                             19,670,112
                                            -----------
            OIL/GAS PRODUCERS - 1.50%
    55,380  Cabot Corp.....................   1,844,846
    49,935* Noble Affiliates, Inc..........   1,950,586
    86,670* Ocean Energy, Inc..............   1,738,817
    89,300  Pioneer Natural Resources Corp.   2,098,550
    85,366* Ranger Oil Ltd.................     549,544
    74,380  Ultramar Diamond Shamrock Corp.   2,375,511
    46,991  Valero Energy Corp.............   1,533,081
                                            -----------
                                             12,090,935
                                            -----------



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            PAPER/FOREST PRODUCTS - 1.48%
    36,339  Bowater Inc.................... $ 1,839,662
    72,070  Consolidated Papers, Inc.......   2,085,526
    79,200  Georgia-Pacific Corp. Timber
              Group........................   1,866,150
    40,939  Longview Fibre Co..............     675,494
    33,300  P. H. Glatfelter Co............     543,206
    30,676  Pentair Inc....................   1,345,910
    23,100  Rayonier Inc...................   1,084,256
    23,570  Standard Register Co...........     849,993
    57,016  Unisource Worldwide, Inc.......     730,518
    40,061  Wausau-Mosinee Paper Corp......     856,304
                                            -----------
                                             11,877,019
                                            -----------

            POLLUTION CONTROL - 1.39%
    33,033  Calgon Carbon Corp.............     353,040
    81,400* United States Filter Corp......   2,477,613
   176,500* USA Waste Services, Inc........   8,328,594
                                            -----------
                                             11,159,247
                                            -----------

            PUBLISHING - NEWS - 0.83%
    34,700  Lee Enterprises, Inc...........   1,054,012
    22,168  Media General, Inc. Class A....   1,019,728
     8,561  Washington Post Co. Class B....   4,625,080
                                            -----------
                                              6,698,820
                                            -----------
            PUBLISHING/PRINTING - 0.40%
    23,886  Banta Corp.....................     756,888
    29,232  Houghton Mifflin Co............   1,015,812
    12,900* Scholastic Corp................     516,000
    34,928  Wallace Computer Svcs, Inc.....     934,324
                                            -----------
                                              3,223,024
                                            -----------
            RAILROAD - 0.86%
    20,612  GATX Corp......................   1,692,760
    13,359  Illinois Central Corp..........     495,953
    88,796  Kansas City Southern Ind.......   3,762,730
    41,500* Wisconsin Central Transport....     972,656
                                            -----------
                                              6,924,099
                                            -----------
            RESTAURANTS - 1.31%
    36,633  Bob Evans Farms, Inc...........     780,741
    61,155* Brinker International, Inc.....   1,330,121
    37,432* Buffets, Inc...................     610,610
    48,966  Cracker Barrel, Inc............   1,579,153
    33,100* Lone Star Steakhouse & Saloon..     558,563
    43,500* Outback Steakhouse Inc.........   1,604,062




  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            RESTAURANTS - Continued
    16,888* Sbarro, Inc.................... $   493,974
    75,000* Starbucks Corp.................   3,600,000
                                            -----------
                                             10,557,224
                                            -----------

            SAVINGS & LOAN - 0.83%
   109,700  Charter One Financial, Inc.....   3,757,225
    99,000  Dime Bancorp, Inc..............   2,889,563
                                            -----------
                                              6,646,788
                                            -----------

            SECURITIES RELATED - 1.82%
    96,014  A.G. Edwards, Inc..............   3,882,567
   111,184  Bear Stearns Co. Inc...........   6,031,730
   109,200  Paine Webber Group Inc.........   4,688,775
                                            -----------
                                             14,603,072
                                            -----------

            SEMICONDUCTORS - 2.56%
    73,540* Altera Corp....................   2,472,783
   129,938* Analog Devices, Inc............   3,207,836
    82,200* Atmel Corp.....................   1,217,588
    36,188  Avnet, Inc.....................   2,135,091
    56,136  Cirrus Logic, Inc..............     561,360
    74,982* Cypress Semiconductor Corp.....     642,033
    62,554  Linear Technology Corp.........   4,374,870
   110,500  Maxim Integrated Products, Inc.   3,687,937
    61,281* Xilinx, Inc....................   2,330,596
                                            -----------
                                             20,630,094
                                            -----------

            TELECOMMUNICATIONS - 1.75%
   110,128* ADC Communications, Inc........   3,097,350
    39,742  COMSAT Corp....................   1,386,002
    86,700  LCI International, Inc.........   3,245,831
    56,900* QUALCOMM, Inc..................   2,965,912
    97,901* 360 Communications Co..........   2,796,297
    34,640* Vanguard Cellular Systems, Inc.
             Class A.......................     621,355
                                            -----------
                                             14,112,747
                                            -----------

            TEXTILE - PRODUCTS - 1.00%
    47,600* Burlington Industries, Inc.....     835,975
    44,500  Jones Apparel Group, Inc.......   2,820,187
   101,623  Shaw Industries Inc............   1,625,968
    55,429  Unifi, Inc.....................   2,158,266
    24,984  Wellman, Inc...................     601,178
                                            -----------
                                              8,041,574
                                            -----------

================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  15
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------
            TOBACCO - 0.13%
    28,435  Universal Corp................. $ 1,068,090
                                            -----------
            TRUCKERS - 0.26%
    20,214  Arnold Industries, Inc.........     315,844
    42,700  CNF Transportation, Inc........   1,753,368
                                            -----------
                                              2,069,212
                                            -----------
            UTILITIES - COMMUNICATION - 1.63%
    28,818  Aliant Communications, Inc.....     668,217
    72,675  Century Telephone Enterprises,
              Inc..........................   3,220,411
   110,000  Cincinnati Bell, Inc...........   3,499,375
    56,964  Southern New England Telecom...   3,667,057
    47,791  Telephone and Data Systems.....   2,090,855
                                            -----------
                                             13,145,915
                                            -----------
            UTILITIES - ELECTRIC - 9.05%
   140,472* AES Corp.......................   6,681,200
   107,914  Allegheny Energy, Inc..........   3,028,336
    16,279  Black Hills Corp...............     357,121
    62,300* Calenergy, Inc.................   1,884,575
    27,916  Central Maine Power Co.........     533,894
    18,459  Cleco Corp.....................     552,616
    75,364  CMS Energy Corp................   3,283,043
    87,538  Conectiv, Inc..................   1,789,058
    55,421  Energy East Corp...............   2,251,478
    79,262  Florida Progress Corp..........   3,269,557
    24,166  Hawaiian Electric Industries,
              Inc..........................     924,350
    30,123  Idaho Power Co.................   1,029,830
    68,300  Illinova Corp..................   1,984,969
    16,859  Indiana Energy, Inc............     520,522
    61,916  Interstate Energy Corp.........   1,861,350
    39,564  IPALCO Enterprises, Inc........   1,666,634
    59,019  Kansas City Power & Light Co...   1,696,796
   104,342  LG&E Energy Corp...............   2,771,583
    75,334  Mid American Energy Holdings
              Co...........................   1,567,888
    23,218  Minnesota Power Inc............     915,660
    51,457  Montana Power Co...............   1,865,316
    37,633  Nevada Power Co................     898,488
    92,322  New Century Energies, Inc......   4,246,811
    60,017  New England Electrical System..   2,505,710
   101,544  NIPSCO Industries, Inc.........   2,728,995
   104,133* Northeast Utilities............   1,659,620
    32,946  OGE Energy Corp................   1,766,729
    68,023  Pinnacle West Capital Corp.....   3,056,783
   106,964  Potomac Electric Power Co......   2,613,933
    33,537  Public Service Co. of
              New Mexico...................     727,334
    69,062  Puget Sound Energy Inc.........   1,804,245




  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  -----------

            UTILITIES - ELECTRIC - Continued
    84,688  Scana Corp..................... $ 2,440,073
    95,820  TECO Energy, Inc...............   2,509,286
    45,388  UtiliCorp United Inc...........   1,614,111
    34,424  Washington Gas Light Co........     897,176
    96,752  Wisconsin Energy Corp..........   2,854,184
                                            -----------
                                             72,759,254
                                            -----------
            UTILITIES - GAS, DISTRIBUTION - 1.61%
    45,536  AGL Resources, Inc.............     910,720
   138,305* Keyspan Energy Corp............   4,659,150
    58,268  MCN Energy Group Inc...........   2,097,647
    31,178  National Fuel Gas Co...........   1,321,168
   125,446  Tosco Corp.....................   3,982,910
                                            -----------
                                             12,971,595
                                            -----------
            WATER SERVICES - 0.23%
    64,000  American Water Works Co., Inc..   1,880,000
                                            -----------
            TOTAL COMMON STOCKS
            (Cost $534,296,502)............ 799,157,983
                                            -----------
    PAR
   VALUE
----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.35%

            FINANCE COMPANIES - 0.16%
$1,259,000  Ford Motor Credit Co.,
               5.45% due 06/01/98..........   1,259,000
                                            -----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.19%
 1,560,000  Cooper Industries, Inc.,
               5.67% due 06/01/98..........   1,560,000
                                            -----------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $2,819,000)..............   2,819,000
                                            -----------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.07%

            U.S. TREASURY BILLS - 0.07%
            United States Treasury Bills:
   200,000     4.94 % due 6/4/98...........     199,918
   250,000     4.74 % due 6/4/98...........     249,901
   100,000     4.65 % due 6/4/98...........      99,961
                                            -----------
                                                549,780
                                            -----------


                                               MARKET
                                               VALUE
                                           ------------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM -
            (Cost $549,780)................ $   549,780
                                           ------------

            TOTAL INVESTMENTS
            (Cost $537,665,282) - 99.78%... 802,526,763
            Other assets and liabilities,
             net - 0.22%...................   1,790,866
                                           ------------
            NET ASSETS (equivalent
             to $25.27 per share on
             31,829,893 shares
             outstanding) -100%........... $804,317,629
                                           ============
          * Non-income producing

                                             UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/98)
   18 (2)   S&P MidCap 400 Index Futures
            (June/$357.75)................. $   (40,725)
                                            ===========

            (1)U.S.Treasury Bills with a market value of
               approximately $550,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 500


--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  31,829,893 shares outstanding........... $    318,299
Additional paid in capital................  471,400,467
Undistributed net realized gain on
  securities..............................   67,735,760
Undistributed net investment income.......       42,347
Unrealized appreciation (depreciation) of:
  Investments........... $264,861,481
  Futures...............      (40,725)      264,820,756
                         ------------      ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $804,317,629
                                           ============


===============================================================================

                    MIDCAP INDEX FUND - FINANCIAL STATEMENTS
16
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends.............................................................................  $  8,911,421
Interest..............................................................................       609,816
                                                                                        ------------
  Total investment income.............................................................     9,521,237
                                                                                        ------------

EXPENSES:
Advisory fees.........................................................................     2,313,256
Custodian and accounting services.....................................................       165,053
Reports to shareholders...............................................................        58,613
Audit fees and tax services...........................................................        18,922
Directors' fees and expenses..........................................................        14,303
Miscellaneous.........................................................................        49,866
                                                                                        ------------
  Total expenses......................................................................     2,620,013
                                                                                        ------------
NET INVESTMENT INCOME.................................................................     6,901,224
                                                                                        ------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments....................................................... $ 67,034,658
  Futures contracts.................................................    1,444,055         68,478,713
                                                                     ------------
Net unrealized appreciation (depreciation) during the year:
  Investments.......................................................  104,256,508
  Futures contracts.................................................     (160,580)       104,095,928
                                                                     ------------       ------------
   Net realized and unrealized gain on securities during the year.....................   172,574,641
                                                                                        ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................  $179,475,865
                                                                                        ============


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                         1998                1997
                                                                     ------------        ------------
OPERATIONS:
Net investment income............................................... $  6,901,224        $  6,894,820
Net realized gain on securities.....................................   68,478,713          39,709,142
Net unrealized appreciation of securities during the year...........  104,095,928          45,603,667
                                                                     ------------        ------------
  Increase in net assets resulting from operations..................  179,475,865          92,207,629
                                                                     ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................   (6,915,741)         (6,892,259)
Net realized gain on securities.....................................  (39,892,715)        (33,690,297)
                                                                     ------------        ------------
  Decrease in net assets resulting from distributions
   to shareholders..................................................  (46,808,456)        (40,582,556)
                                                                     ------------        ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold....................................   54,227,081          33,601,532
Proceeds from capital stock issued for distributions reinvested.....   46,808,456          40,582,556
                                                                     ------------        ------------
                                                                      101,035,537          74,184,088
Cost of capital stock repurchased...................................  (36,446,663)        (59,435,374)
                                                                     ------------        ------------
  Increase in net assets resulting from
   capital stock transactions.......................................   64,588,874          14,748,714
                                                                     ------------        ------------
TOTAL INCREASE IN NET ASSETS........................................  197,256,283          66,373,787

NET ASSETS:
Beginning of year...................................................  607,061,346         540,687,559
                                                                     ------------        ------------
End of year (including undistributed net investment income
  of $42,347 and $ 56,864) ......................................... $804,317,629        $607,061,346
                                                                     ============        ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold........................................    2,234,398           1,775,391
Shares issued for distributions reinvested..........................    1,997,359           2,124,784
Shares of capital stock repurchased ................................   (1,539,198)         (3,084,568)
                                                                     ------------        ------------
  Increase in shares outstanding....................................    2,692,559             815,607
Shares outstanding:
  Beginning of year.................................................   29,137,334          28,321,727
                                                                     ------------        ------------
  End of year.......................................................   31,829,893          29,137,334
                                                                     ============        ============

===============================================================================
                     SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS
 May 31, 1998                                                                17
===============================================================================


       NUMBER                                         MARKET
     OF SHARES                                        VALUE
     ----------                                    ----------
                  COMMON STOCKS - 97.11%

                  ADVERTISING - 0.82%
     9,025*       ADVO, Inc......................  $  226,189
     4,300*       American Business Information
                   Class B.......................      54,288
     5,100*       Catalina Marketing Corp........     230,775
       400        Grey Advertising, Inc..........     178,800
     4,525*       HA-LO Industries, Inc..........     139,992
     6,000*       Lamar Advertising Co...........     190,500
     6,600*       NFO Worldwide Inc..............     112,200
     9,200*       National Media Corp............      12,075
    10,200*       Outdoor Systems Inc............     306,000
     4,000*       Snyder Communications, Inc.....     161,250
     7,100        True North Communications Inc..     225,868
     6,900*       Westwood One, Inc..............     184,575
                                                   ----------
                                                    2,022,512
                                                   ----------

                  AEROSPACE/DEFENSE - 0.77%
     2,300*       Alliant Techsystems, Inc.......     148,350
     6,700*       Aviall, Inc....................      97,988
     1,600*       Banner Aerospace, Inc..........      18,900
     6,600*       BE Aerospace, Inc..............     190,782
     2,700        Cubic Corp.....................      79,313
     9,800        EG & G, Inc....................     308,700
     5,200*       Fairchild Corp. Class A........     103,025
     6,800        Gencorp Inc....................     202,725
    14,900*       Geotek Communications, Inc.....       5,587
     7,800*       Orbital Sciences Corp..........     318,825
     3,400*       Remec, Inc.....................      48,875
     2,000*       Sequa Corp. Class A............     138,250
     3,700*       Tech-Sym Corp..................     107,068
     7,200*       Trimble Navigation Ltd.........     141,750
                                                   ----------
                                                    1,910,138
                                                   ----------

                  AIRLINES - 0.56%
     9,300*       Airtran Holdings Inc...........      67,135
     3,800*       Alaska Air Group, Inc..........     175,988
    14,100*       American West Holdings Corp.
                   Class B.......................     399,206
     5,500        ASA Holdings, Inc..............     216,219
     3,300        Circle International Grp, Inc..      89,306
     6,100        Expeditors International
                   of WA.........................     244,000
                                                   ----------
     1,050*       Mesaba Holdings, Inc...........      22,838
     1,950*       Midwest Express Holdings, Inc..      55,940
    11,100*       Transport World Airls, Inc.....     115,162
                                                   ----------
                                                    1,385,794
                                                   ----------


       NUMBER                                        MARKET
     OF SHARES                                       VALUE
     ----------                                   ----------
                  APPAREL & PRODUCTS - 1.42%
     1,800*       Abercrombie and Fitch Co.......  $   76,050
     9,400*       Ann Taylor Stores Corp.........     205,038
     5,600        Authentic Fitness Corp.........     101,850
     1,000*       Buckle, Inc....................      51,000
    11,925        Claire's Stores, Inc...........     224,339
     6,300*       Dress Barn, Inc................     182,503
     1,200        Fab Industries, Inc............      32,550
     8,900*       Footstar Inc...................     393,269
     2,900*       Gadzooks, Inc..................      80,928
     6,200*       Gymboree Corp..................      98,038
     6,000*       Hartmarx Corp..................      47,250
     5,250        Kellwood Co....................     173,578
     5,300*       Land's End, Inc................     171,256
     4,400        Mens Wearhouse, Inc............     187,550
     8,900*       Nautica Enterprises, Inc.......     260,325
     3,600        OshKosh B'Gosh, Inc. Class A...     138,600
       900        Oxford Inds Inc................      31,388
     4,050*       Pacific Sunwear of California..     181,364
     8,900        Phillips-Van Heusen Corp.......     115,700
     3,600        St. John Knits, Inc............     138,375
     6,200*       Stage Stores, Inc..............     289,075
     4,400        Talbots, Inc...................     125,675
     2,400        UniFirst Corp..................      61,800
     2,400*       Urban Outfitters, Inc..........      39,300
     3,700*       Wet Seal, Inc..................     111,000
                                                   ----------
                                                    3,517,801
                                                   ----------
                  APPLIANCES/FURNISHINGS - 1.14%
     4,850        Bassett Furniture Industries...     147,925
     5,000*       CORT Business Services Corp....     195,625
     6,800        Ethan Allen Interiors Inc......     342,125
    15,600*       Furniture Brands
                   International.................     460,200
     8,997*       Griffon Corp...................     124,833
    17,500        Heilig-Meyers Co...............     210,000
     5,800*       Helen Of Troy, Ltd.............     110,925
     4,100        Hunt Corp......................      95,325
     9,200        Kimball International, Inc.
                   Class B.......................     226,550
     2,700        La-Z-Boy Chair Co..............     138,206
     9,085*       Metromedia International
                   Group.........................     122,648
     1,500        National Presto Industries.....      60,656
     4,650        Oneida Ltd.....................     129,909
     5,500*       Renters Choice, Inc............     146,439
     2,850*       SLI, Inc.......................      81,225
     6,800*       Windmere Corp..................     215,475
     9,523*       Zenith Electronics Corp........       4,285
                                                   ----------
                                                    2,812,351
                                                   ----------


       NUMBER                                        MARKET
     OF SHARES                                       VALUE
     ----------                                    ----------
                  AUTO - CARS - 0.09%
     3,900*       Budget Group, Inc..............  $  115,050
     5,100*       United Auto Group, Inc.........     104,550
                                                   ----------
                                                      219,600
                                                   ----------

                  AUTO - ORIGINAL EQUIPMENT - 0.95%
     5,900*       Allen Telecom, Inc.............      70,800
     5,000        Arvin Industries, Inc..........     185,313
     5,100        Breed Technologies, Inc........      97,219
     8,400        Carlisle Cos Inc...............     406,350
    10,200        Donaldson Co., Inc.............     222,488
     9,600        Federal-Mogul Corp.............     568,200
     6,800        Hayes Lemmerz Intl, Inc........     266,475
     7,150*       Miller Industries, Inc.........      50,944
     5,700        Modine Manufacturing Co........     193,800
     5,100        Superior Industries
                   International, Inc............     148,537
     3,100*       Tower Automotive, Inc..........     145,505
                                                   ----------
                                                    2,355,631
                                                   ----------

                  AUTO - REPLACEMENT PARTS - 0.68%
     2,800*       Aftermarket Technology Corp....      47,950
     3,400        A.O. Smith Corp................     171,700
    15,100*       Collins & Aikman Corp..........     105,700
     3,900        Discount Auto Parts, Inc.......     100,181
     5,400        Furon Co.......................      86,063
     8,200        Kaydon Corp....................     323,388
     3,457        Myers Industries, Inc..........      73,029
     1,600*       O'Reilly Automotive, Inc.......      52,000
     3,200*       SPX Corp.......................     221,200
     5,350        Simpson Industries, Inc........      74,900
     3,200*       Standard Motor Products, Inc...      70,400
     4,450        Standard Products Co. Class A..     130,719
     6,700*       TBC Corp.......................      54,019
     3,300*       Walbro Corp....................      34,031
     6,468        Wynn's International, Inc......     135,827
                                                   ----------
                                                    1,681,107
                                                   ----------

                  BANKS - OTHER - 0.41%
         1        BankBoston Corp................         105
       700        Citizens Bancshares, Inc.......      48,913
     1,600        Irwin Financial Corp...........      43,600
    38,612        Sovereign Bancorp, Inc.........     682,950
    14,200        Westernbank Puerto Rico........     241,400
                                                   ----------
                                                    1,016,968
                                                   ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS
 18                                                                May 31, 1998
===============================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            BANKS - REGIONAL - 6.45%
     7,350  AMCORE Financial, Inc..........  $  180,994
     3,850  Anchor BanCorp Wisconsin, Inc..     163,144
    12,396  Associated Banc-Corp...........     613,602
     1,207* BOK Financial Corp.............      59,747
     2,600  BancFirst Corp.................     123,500
     9,400  BancorpSouth, Inc..............     200,338
     1,785  Bank of Granite Corp...........      73,185
     9,200  Bank United Corp...............     460,000
     6,400  Banknorth Group, Inc...........     233,600
     4,464  CNB Bancshares, Inc............     206,460
     2,100  Capital City Bank Group, Inc...      97,519
     4,110  Chemical Financial Corp........     173,648
     6,450  Citizens Banking Corp..........     223,331
    10,400  Colonial BancGroup, Inc........     336,700
     5,249  Commerce Bancorp, Inc..........     291,648
     8,175  Commercial Federal Corp........     272,330
     7,500  Commonwealth Bancorp, Inc......     177,188
    13,000  Community First Bankshares.....     316,875
       760  Community Trust Bancorp........      23,180
     3,850  Corus Bankshares, Inc..........     162,181
     5,740  Cullen/Frost Bankers, Inc......     311,036
     3,500  F & M Bancorporation, Inc......     141,750
     4,742  F & M National Corp............     139,593
     6,510  FNB Corp.......................     231,105
     5,586  First American
             Financial Corp. Class A.......     402,890
     2,450  First Citizens
             BancShares, Inc. Class A......     259,700
     8,800  First Colorado Bancorp., Inc...     250,800
     1,500  First Commerce Bancshares, Inc
             Class B.......................      40,500
     5,600  First Commonwealth Financial...     158,200
     3,872  First Financial Bancorp........     222,156
       900  First Financial Bankshares.....      36,844
       531  First Financial Corp...........      27,280
     5,875  First Midwest Bancorp, Inc.....     269,883
       700  First United Bancshares........      36,400
     5,208  First Western Bancorp, Inc.....     160,635
     3,805  Firstbank of Illinois Co.......     162,664
     5,800  FirstBank Puerto Rico..........     324,075
    11,346  Fulton Financial Corp..........     297,839
     2,000  GBC Bancorp....................      57,250
     5,124  HUBCO, Inc.....................     180,621
     3,346  Harleysville National Corp.....     136,350
     2,850  Heritage Financial Services....     100,106
    10,339* Imperial Bancorp...............     302,416
     8,700  Magna Group, Inc...............     483,394


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            BANKS - REGIONAL - Continued
     1,100  MainStreet Financial Corp......  $   33,413
    10,118  Mid-Am, Inc....................     258,009
     2,400  Mississippi Valley Bancshares,.      92,700
     7,700  National Bancorp of Alaska.....     245,438
     4,336  National City Bancshares, Inc..     173,711
     2,421  National Penn Bancshares, Inc..      81,709
     6,200  Ocean Financial Corp...........     119,059
     8,800* Ocwen Financial Corp...........     214,500
     6,546  Old National Bancorp Indiana...     314,208
     3,900* Omega Financial Corp...........     145,275
     9,258  One Valley Bancorp of West Va..     324,030
     8,100* PFF Bancorp, Inc...............     158,456
     2,200  Park National Corp.............     209,550
     1,031  Peoples First Corp.............      35,344
     7,100  Riggs National Corp............     194,363
     9,900  Roslyn Bancorp, Inc............     232,960
     3,690  S&T Bancorp, Inc...............     198,337
    12,250  St. Paul Bancorp, Inc..........     309,312
     4,600* Silicon Valley Bancshares......     150,650
     1,400* Southwest Bancorporation of TX.      55,125
     2,200  Sumitomo Bank of California....      82,225
     4,912  Susquehanna Bancshares, Inc....     182,357
     5,400  Texas Regional
             Bancshares Class A............     172,800
     4,700  Trans Financial, Inc...........     250,862
     1,800  Triangle Bancorp, Inc..........      52,537
     6,700  Trust Co. of New Jersey........     182,575
     5,992  TrustCo Bank Corp. NY..........     170,771
    19,100  Trustmark Corp.................     408,262
     5,892  UMB Financial Corp.............     324,060
     8,700  UST Corp.......................     241,968
     7,400  United Bankshares Inc. WV......     185,925
       400  USBANCORP, Inc.................      31,950
     1,200  Vermont Financial Services.....      33,975
     8,600  Webster Financial Corp.........     290,250
    12,561  Westamerica Bankcorporation....     387,820
     2,294  Westcorp.......................      27,815
     4,300  Whitney Holding Corp...........     237,037
                                             ----------
                                             15,931,995
                                             ----------
            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.24%
     9,300  Adolph Coors Class B...........     348,750
     3,200* Boston Beer, Inc. Class A......      35,200
     3,300* Canandaigua Brands, Inc.
             Class A.......................     152,213
    1,300 * Robert Mondavi Corp. Class A...      46,312
                                             ----------
                                                582,475
                                             ----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   -----------

            BEVERAGE - SOFT DRINKS - 0.05%
     1,400  Coca-Cola Bottling Co..........  $   87,238
     4,500* National Beverage Corp.........      46,406
                                             ----------
                                                133,644
                                             ----------

            BROADCASTING - 1.57%
     3,200  Ackerley Group, Inc............      64,000
     7,900* American Mobile
             Satellite Corp................      90,850
     4,870  American Radio
             Systems, Corp. Class A........     322,029
     8,900* ANTEC Corp.....................     170,491
     9,000* Cablevision
             Systems Corp. Class A.........     498,375
    12,600* Century Communications Corp.
             Class A.......................     200,813
     1,300* Cox Radio, Inc. Class A........      54,763
     3,100* Emmis Broadcasting Corp.
             Class A.......................     136,981
     6,400  Heftel Broadcasting Corp.
             Class A.......................     242,400
    14,100* Jacor Communications, Inc......     745,538
     2,500* Paxson Communications Corp.....      29,531
     2,400  SFX Broadcasting, Inc.
             Class A.......................     181,200
     2,675* SAGA Communications, Inc.
             Class A.......................      55,506
     4,200  TCA Cable TV, Inc..............     255,938
     9,800* United International
             Holdings Class A..............     161,700
    12,500* United States Satellite
             Broadcasting Co., Inc
             Class A.......................     119,530
     1,700  United Television, Inc.........     185,938
     4,100* United Video
             Satellite Group Class A.......     159,643
     4,200* Young Broadcasting Inc.
             Class A.......................     217,875
                                             ----------
                                              3,893,101
                                             ----------

            BUILDING MATERIALS - 1.28%
     3,800* ABT Building Products Corp.....      54,150
     1,100  Ameron, Inc....................      66,138
     6,900  Apogee Enterprises, Inc........      96,169
     1,850  Butler Manufacturing Co........      64,750
     8,400  CalMat Co......................     211,050
     3,000  Centex Construction Production.     114,750
     2,600* Cooper Companies, Inc..........     102,700
     7,300* Dal-Tile International, Inc....     101,288
     3,450  Elcor Corp.....................      91,425
    19,100  Fedders USA Inc................     119,375
     3,400  Florida Rock Industries, Inc...     105,825
     5,200  Interface, Inc. Class A........     203,775
     3,800  Lone Star Industries, Inc......     285,713
     4,200  Medusa Corp....................     242,025
     1,000* Mestek, Inc....................      19,125
     1,700* NCI Building Systems, Inc......      90,206
     1,100  Puerto Rican Cement Co., Inc...      58,781

===============================================================================
                 SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                19
===============================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            BUILDING MATERIALS - Continued
     7,000  Southdown, Inc.................  $  459,375
     5,700  Texas Industries, Inc..........     338,437
     3,800* Triangle Pacific Corp..........     167,675
     5,700  Watsco, Inc....................     167,437
                                             ----------
                                              3,160,169
                                             ----------


            CHEMICAL - MAJOR - 0.34%
     8,100  Albemarle Corp.................     196,931
     4,100  Chemed Corp....................     150,931
     6,409* Hexcel Corp....................     175,446
     6,900  Polymer Group, Inc.............      82,369
     4,100* Synetic, Inc...................     242,669
                                             ----------
                                                848,346
                                             ----------

            CHEMICAL - MISCELLANEOUS - 1.81%
     4,150  Cambrex Corp...................     232,141
     7,900  ChemFirst, Inc.................     202,931
     5,800  Dexter Corp....................     239,250
     9,600  Ferro Corp.....................     274,800
     8,500* Fisher Scientific Int'l., Inc..     113,156
     3,600  Foamex International, Inc......      55,800
     3,500  H.B. Fuller Co.................     219,188
     4,500  General Chemical Group, Inc....     114,750
     5,900  Geon, Co.......................     127,588
     7,100  Georgia Gulf Corp..............     177,944
     9,100  M.A. Hanna Co..................     182,569
    12,200  Lawter International, Inc......     117,425
     4,950  LeaRonal, Inc..................     146,643
     6,600  MacDermid, Inc.................     270,600
     1,600  McWhorter Technologies, Inc....      44,200
     5,600  Minerals Technologies Inc......     296,450
     5,600* Mycogen Corp...................     132,300
     1,200  NCH Corp.......................      76,425
     8,200  NL Industries, Inc.............     164,000
     7,300  OM Group, Inc..................     302,950
     8,500  Rollins, Inc...................     175,312
     9,400  A. Schulman, Inc...............     186,825
     2,000  Stepan Co......................      63,250
     4,000* TETRA Technologies, Inc........      87,250
     4,450* VWR Scientific Products Corp...     126,825
     6,750  W.H. Brady Co. Class A.........     195,750
     5,000  WD-40 Co.......................     137,187
                                             ----------
                                              4,463,509
                                             ----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            COAL - 0.13%
     1,634  NACCO Industries, Inc.
             Class A.......................  $  239,381
     4,100  Zeigler Coal Holding Co........      74,569
                                             ----------
                                                313,950
                                             ----------

            CONGLOMERATES - 0.22%
     2,700  MAXXAM, Inc....................     159,131
    12,400  Ogden Corp.....................     354,175
     1,400* PEC Israel Economic Corp.......      30,975
                                             ----------
                                                544,281
                                             ----------
            CONSUMER FINANCE - 0.67%
     7,700* AmeriCredit Corp...............     251,213
    12,100* Arcadia Financial Ltd..........      90,750
     6,875  Chittenden Corp................     256,094
     5,800  Eaton Vance Corp...............     260,638
     1,050  Fund American Enterprises......     153,890
     9,200* IMC Mortgage Co................     120,750
    44,400* Mercury Finance Co.............      11,100
     3,830* National Auto Credit, Inc......       3,830
     5,000  SEI Corp.......................     333,750
     6,450  WesBanco, Inc..................     169,312
                                             ----------
                                              1,651,327
                                             ----------

            CONTAINERS - METAL/GLASS - 0.59%
     1,900* Alltrista Corp.................      48,450
     4,500  AptarGroup, Inc................     291,656
     9,500  Ball Corp......................     374,656
     1,400* CSS Industries, Inc............      45,850
     9,150* CLARCOR, Inc...................     210,450
     5,500  Greif Brothers Corp. Class A...     200,063
     1,125  Liqui-Box Corp.................      48,164
     4,000* Silgan Holdings, Inc...........     133,000
     6,100* U.S. Can Corp..................     103,319
                                             ----------
                                              1,455,608
                                             ----------

            CONTAINERS - PAPER - 0.22%
     5,300  Chesapeake Corp................     188,150
    13,000* Gaylord Container Corp.
             Class A.......................     108,875
     8,190  Rock-Tenn Co. Class A..........     120,291
     9,000* Shorewood Packaging Corp.......     124,312
                                             ----------
                                                541,628
                                             ----------

            COSMETICS/TOILETRIES - 0.09%
     2,100  Alberto-Culver Co. Class B.....      62,475
    11,500  Playtex Products, Inc..........     165,313
                                             ----------
                                                227,788
                                             ----------

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            DRUGS - 2.76%
     7,500* Agouron Pharmaceuticals, Inc...  $  255,000
     2,000* Algos Pharmaceuticals Corp.....      73,125
     6,100* Alkermes, Inc..................     133,438
     9,600* Alliance Pharmaceutical Corp...      45,000
     3,500  A.L. Pharma Inc. Class A.......      76,125
     6,200* AmeriSource Health Corp
             Class A.......................     337,125
     8,500* Amylin Pharmaceuticals, Inc....      36,125
     1,700* Aphton Corp....................      21,781
     2,700* Barr Laboratories, Inc.........     110,194
     2,700  Bindley Western Industries.....      95,850
     5,300* CNS, Inc.......................      21,863
     7,900  Carter-Wallace Inc.............     140,719
     7,900* Cephalon, Inc..................      83,938
     7,000* Columbia Laboratories, Inc.....      59,063
     7,300* COR Therapeutics, Inc..........     125,469
    18,000* Covance Inc....................     381,375
     6,400* Cygnus, Inc....................      59,200
     4,500* GelTex Pharmaceuticals, Inc....     103,781
    14,500* Gensia, Inc....................      61,625
     5,000* Guilford Pharmaceuticals, Inc..      90,313
     2,100  Herbalife International, Inc.
             Class A.......................      54,075
     2,200  Herbalife International, Inc.
             Class B.......................      51,425
     4,900* Human Genome Sciences, Inc.....     178,850
    15,697  ICN Pharmaceuticals, Inc.......     677,914
    11,200* ICOS Corp......................     235,900
     4,400* IDEC Pharmaceuticals Corp......     138,600
     5,500* Incyte Pharmaceuticals, Inc....     201,953
     4,400* Inhale Therapeutic Systems.....     145,200
     5,900* Interneuron Pharmaceuticals....      26,919
     5,600  Jones Pharma Inc...............     172,200
     5,000* KOS Pharmaceuticals, Inc.......      57,188
     4,450  Life Technologies, Inc.........     152,134
     9,558* Ligand Pharmaceuticals, Inc.
             Class B.......................     133,215
     4,300* Martek Biosciences Corp........      53,213
     4,100* Medicis Pharmaceutical
             Class A.......................     167,331
     7,300* Millennium Pharmaceuticals.....     128,663
     2,400* Miravant Medical Technologies..      64,800
     4,030  Natures Sunshine
             Products, Inc.................      93,193
     6,700* Neoprobe Corp..................      29,312
     2,900* Neurogen Corp..................      49,662
     8,300* NeXstar Pharmaceuticals, Inc...      83,518
    11,000* P-Com, Inc.....................     165,000
     4,800* Parexel International Corp.....     144,000
     5,300* Pathogenesis Corp..............     191,462
     6,600* Regeneron Pharmaceuticals Inc..      61,669

===============================================================================
      SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
20                                                                May 31, 1998
===============================================================================


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            DRUGS - Continued
     2,900* Roberts Pharmaceutical Corp....  $   47,850
     5,200* SangStat Medical Corp..........     136,500
     8,400* Sepracor Inc...................     361,200
    12,400* SEQUUS Pharmaceuticals, Inc....     141,050
     5,600* Vertex Pharmaceuticals Inc.....     161,000
     5,750* Vitalink Pharmacy Services.....     124,703
     8,000* Vivus Inc......................      74,000
                                             ----------
                                              6,814,808
                                             ----------

            ELECTRICAL EQUIPMENT - 1.83%
     8,200  AMETEK, Inc....................     236,775
     3,800* Amphenol Corp. Class A.........     206,625
     6,200* Applied Magnetics Corp.........      34,875
     5,257* BancTec, Inc...................     122,882
     6,100  Belden, Inc....................     242,094
     6,900* Cable Design Technologies......     162,581
     4,300* California Microwave, Inc......      92,181
     9,600  Digital Microwave Corp.........      92,700
     6,950* Electro Rent Corp..............     165,714
     2,900* Electro Scientific Industries..      97,150
     6,600* Esterline Technologies Corp....     141,900
     5,700  General Cable Corp.............     151,050
     7,000* GenRad, Inc....................     122,500
     2,800* Holophane Corp.................      73,500
     4,800* Hutchinson Technology, Inc.....     120,000
     4,800* Identix Inc....................      34,200
    14,600* Intergraph Corp................     128,663
     7,400  Juno Lighting, Inc.............     157,250
     9,400* Kemet Corp.....................     151,282
     8,900* Kent Electronics Corp..........     186,900
     5,100  Kuhlman Corp...................     215,475
     4,800* Littelfuse, Inc................     109,800
     5,100* Mail-Well, Inc.................     234,600
     4,600* Plexus Corp....................      98,900
     2,700* Spectrian Corp.................      44,213
     4,900  Standex International Corp.....     147,613
     1,200* Thermo Ecotek Corp.............      19,050
     6,450  Thomas Industries Inc..........     165,281
     2,000* Triumph Group, Inc.............      98,000
     9,400* Uniphase Corp..................     479,400
     7,900* Vicor Corp.....................     123,438
     5,100  X-Rite, Inc....................      68,850
                                             ----------
                                              4,525,442
                                             ----------


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            ELECTRONIC INSTRUMENTS - 2.36%
     2,300* ADE Corp.......................  $   34,500
    13,800* Ampex Corp. Class A............      31,050
     1,950  Analogic Corp..................      88,725
     7,100  BMC Industries.................     104,281
     7,600* Berg Electronics Corp..........     156,750
     7,300* C-Cube Microsystems, Inc.......     142,806
     6,700  CTS Corp.......................     209,375
    11,500  Checkpoint Systems, Inc........     202,688
     8,300* Cognex Corp....................     157,700
     4,300  Daniel Industries, Inc.........      87,344
     3,000  Dionex Corp....................     156,750
     1,950* Dynatech Corp. W/I.............       7,800
     2,100* Eltron International, Inc......      46,200
     2,800* Evans & Sutherland Computer....      70,350
     7,600* Exabyte Corp...................      74,100
     5,400  Fluke Corp.....................     173,475
    10,800* Gentex Corp....................     395,550
     6,800  Gerber Scientific, Inc.........     171,275
     2,200* HADCO Corp.....................      70,675
     4,575  Harman International
             Industries....................     194,723
     9,000* Imation Corp...................     163,688
    23,000* Integrated Device Technology...     215,625
    16,300* InterDigital Communication.....      89,650
     9,500* LTX Corp.......................      36,516
     7,000* LoJack Corp....................      87,938
     7,700* MagnaTek, Inc..................     130,419
     4,200* Marshall Industries............     129,938
     7,350  Methode Electronics, Inc.
             Class A.......................      93,713
    10,400  National Computer Systems, Inc.     252,200
     3,800* Nimbus CD International, Inc...      40,850
    18,900* OIS Optical Imaging Systems....      23,625
     2,600* Optical Cable Corp.............      24,700
     4,400  Park Electrochemical Corp......     104,500
     4,700* Performance Food Group Co......      88,125
        93* Perkin-Elmer Corp. (Warrants)..         395
     9,537  Pioneer-Standard Electronics...     118,616
     4,800  Pittston Bax Group.............      84,300
    12,600* Read-Rite Corp.................     111,038
     5,100* Robotic Vision Systems, Inc....      32,193
     5,000  Technitrol, Inc................     201,875
     5,700* Telxon Corp....................     189,525
     3,900* Thermedics Detection, Inc......      37,538
     4,300* Thermospectra Corp.............      47,568
     7,000* Thermedics, Inc................      99,750
     5,500* Tracor, Inc....................     217,250


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            ELECTRONIC INSTRUMENTS - Continued
     6,400* Waters Corp....................  $  372,800
     3,400  Watkins-Johnson Co.............      85,637
     5,100  ZERO Corp......................     147,262
     1,600* Zygo Corp......................      28,700
                                             ----------
                                              5,832,051
                                             ----------

            ENTERTAINMENT - 0.57%
     3,200* AMC Entertainment, Inc.........      57,600
    17,200* Aztar Corp.....................     120,400
     1,800* BET Holdings, Inc. Class A.....     112,388
     3,900* Carmike Cinemas, Inc. Class A..     102,131
    10,500* Florida Panthers
             Holdings, Inc.................     203,438
     1,900* GC Companies, Inc..............      94,763
     6,100* Hollywood Entertainment Corp...      64,050
     6,946* Midway Games Inc...............      93,771
     3,000  NN Ball & Roller, Inc..........      36,000
     1,600* Penn National Gaming, Inc......      14,200
     4,000  Playboy Enterprises, Inc.......      71,500
     3,300* Primadonna Resorts, Inc........      57,337
     2,400* SFX Entertainment Inc.
             Class A.......................     106,200
     6,700* Sodak Gaming, Inc..............      42,294
     9,300* TCI Satellite Entmt Inc.
             Class A.......................      52,312
     4,900* Ticketmaster Group, Inc........     134,750
     5,900* Toy Biz, Inc. Class A..........      57,525
                                             ----------
                                              1,420,659
                                             ----------

            FERTILIZERS - 0.24%
     9,686  Delta & Pine Land Co...........     414,682
     2,000* IMC Global, Inc. Warrant.......       6,625
     6,504  Mississippi Chemical Corp......     108,942
     7,100  Terra Industries, Inc..........      71,887
                                             ----------
                                                602,136
                                             ----------

            FINANCE COMPANIES - 1.05%
     6,200  Aames Financial Corp...........      89,513
     9,700* Amresco, Inc...................     327,375
     2,600* Capital Factors Holdings, Inc..      47,937
     5,000* Cityscape Financial Corp.......       1,563
     9,000* Credit Acceptance Corp.........      92,813
     2,800* Delta Financial Corp...........      49,350
     4,800  Doral Financial Corp...........      80,100
     7,700* FIRSTPLUS Financial Group......     307,037
     5,734* Imperial Credit Industries.....     121,131
    15,001  Keystone Financial, Inc........     585,039
       925  Oriental Financial Group.......      39,717

===============================================================================
                SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                21
===============================================================================


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            FINANCE COMPANIES - Continued
    16,400  Phoenix Investment
             Partners, Ltd.................  $  153,750
       106* Search Financial Services......          10
     3,700* Southern Pacific Funding.......      56,887
     2,000  Student Loan Corp..............      96,500
     2,300* Triad Guaranty, Inc............      75,900
     6,000  U.S. Trust Corp................     449,250
     2,530* WFS Financial, Inc.............      21,821
                                             ----------
                                              2,595,693
                                             ----------

            FINANCIAL SERVICES - 0.01%
     1,520  Omega Worldwide, Inc...........      12,920
                                             ----------

            FOODS - 1.20%
     6,400  Dreyer's Grand Ice Cream, Inc..     162,000
     5,000  Earthgrains Co.................     264,063
     4,100  International Multifoods Corp..     121,975
     3,600  Interpool, Inc.................      53,325
     7,600  Lance, Inc.....................     159,600
     3,200  Michael Foods, Inc.............      89,200
    17,400* NBTY, Inc......................     303,413
     4,200  Pilgrims Pride Corp............      71,925
     8,200* Ralcorp Holdings, Inc..........     174,763
    10,200  Richfood Holdings, Inc.........     249,263
     6,800  J.M. Smucker Co. Class A.......     161,925
     6,945* Suiza Foods Corp...............     405,847
    10,263* U. S. Foodservice..............     339,961
       800* United Natural Foods, Inc......      21,000
    16,800  Universal Foods Corp...........     400,050
                                             ----------
                                              2,978,310
                                             ----------

            FOOTWEAR - 0.36%
     7,000  Brown Group, Inc...............     125,562
     2,100* Kenneth Cole Productions, Inc.
             Class A.......................      48,169
     5,400* Converse, Inc..................      27,000
     8,800* Genesco, Inc...................     113,300
     8,250  Just For Feet, Inc.............     180,984
     4,300  Justin Industries, Inc.........      68,263
    12,000  Stride Rite Corp...............     159,750
     2,000* Timberland Co. Class A.........     164,000
                                             ----------
                                                887,028
                                             ----------


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            FREIGHT - 0.69%
     7,350  Air Express
             International Corp............  $  189,722
    11,800  Airborne Freight Corp..........     439,550
     3,200* Eagle USA Airfreight, Inc......     104,200
    10,800* Greyhound Lines, Inc...........      67,500
     8,700  J.B. Hunt Transport
             Services, Inc.................     260,456
     5,512* Kirby Corp.....................     118,508
    14,000* OMI Corp.......................     128,625
    10,300  Overseas Shipholding
             Group Inc.....................     199,563
     3,500* SEACOR Holdings, Inc...........     204,750
                                             ----------
                                              1,712,874
                                             ----------

            GOLD MINING - 0.10%
    12,800  Amax Gold, Inc.................      40,800
     5,600* Coeur d'Alene Mines Corp.......      49,350
     8,230* Getchell Gold Corp.............     156,370
                                             ----------
                                                246,520
                                             ----------

            HARDWARE & TOOLS - 0.14%
     4,700  Barnes Group Inc...............     139,825
     6,200* Barnett, Inc...................     112,375
     3,900  Lawson Products, Inc...........     105,788
                                             ----------
                                                357,988
                                             ----------

            HEALTHCARE - 2.19%
     5,500* Access Health, Inc.............     140,938
    11,000* Advanced Tissue Sciences, Inc..     100,375
     3,100* Alternative Living Services....      84,088
     8,900* American Oncology Resources....     113,475
    11,100* Apria Healthcare Group, Inc....      84,638
     2,612  Block Drug Co., Inc. Class A...     114,275
     1,215  Coram Healthcare Corp..........       2,506
       218* Coram Healthcare Corp.
            (Warrants).....................           0
     4,000* Curative Technologies, Inc.....     112,500
    21,202* CYTOGEN Corp...................      21,201
     3,300  Henry Schein, Inc..............     127,050
     4,900  HealthPlan Services Corp.......     108,718
    12,544  Integrated Health Services.....     466,480
     7,000  Invacare Corp..................     184,625
    11,900* Laboratory Corp. of America....      25,287
     7,800* Mariner Health Group, Inc......     116,025
     5,500* Maxicare Health Plans, Inc.....      51,562
     1,800  Medquist, Inc..................      78,975
     6,200  Mentor Corp....................     164,106


  NUMBER                                      MARKET
 OF SHARES                                    VALUE
 ---------                                    ------

            HEALTHCARE - Continued
     3,600  NCS HealthCare, Inc. Class A...  $  103,950
     4,650* National Surgery Centers, Inc..     129,618
    15,900* NovaCare, Inc..................     174,900
     3,000  PHP Healthcare Corp............      27,375
    21,873* Paragon Health Network, Inc....     336,298
     5,475* Patterson Dental Co............     177,938
     5,199* Pharmaceutical Product Dev.....     110,479
     5,250* Renal Care Group, Inc..........     190,313
     9,896* Respironics Inc................     162,666
     4,000* RightCHOICE Managed Care, Inc.
             Class A.......................      46,250
     4,400* Rural/Metro Corp...............     103,950
     3,800* Sierra Health Services, Inc....     141,075
     2,600* SpaceLabs Medical, Inc.........      43,063
    10,488* Sun Healthcare Group, Inc......     176,330
     5,500* Sunrise Medical Inc............      85,250
     2,500* Superior Consultant
             Holdings C....................     105,000
    20,343* Total Renal Care Holdings......     624,276
     9,700* Trigon Healthcare, Inc.........     329,800
     4,000* VISX, Inc......................     196,500
     2,300  Vital Signs, Inc...............      39,963
                                             ----------
                                              5,401,818
                                             ----------

            HEAVY DUTY TRUCKS/PARTS - 0.17%
     6,100  Cascade Corp...................     104,463
     2,200* Detroit Diesel Corp............      53,900
     8,000  Titan International, Inc.......     155,500
     4,450  Wabash National Corp...........     115,421
                                             ----------
                                                429,284
                                             ----------

            HOME BUILDERS - 0.89%
     7,905  D R Horton, Inc................     142,290
     6,100  Del Webb Corp..................     147,925
    11,500* Fairfield Communities, Inc.....     235,031
    12,300  Kaufman & Broad Home Corp......     315,956
     4,100* NVR, Inc.......................     131,713
     5,125* Palm Harbor Homes, Inc.........     213,648
     5,500  Pulte Corp.....................     293,219
     6,700  Ryland Group, Inc..............     134,419
    11,100  Standard Pacific Corp..........     192,169
     7,700* Toll Brothers, Inc.............     198,275
     4,670* U.S. Home Corp.................     188,843
                                             ----------
                                              2,193,488
                                             ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
22                                                                 May 31, 1998
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------

            HOSPITAL MANAGEMENT - 0.57%
     7,400* ABR Information Services, Inc..  $  189,625
     9,929* Concentra Managed Care, Inc....     232,090
    11,000* Coventry Health Care Inc.......     159,500
     6,000* FPA Medical Management.........      26,250
     7,700* Magellan Health Services, Inc..     207,900
    16,700  Medaphis Corp..................     125,250
     8,000* Orthodontic Centers of America.     169,500
     2,700* Pediatrix Medical Group........      97,706
    10,300  Physicians Resource Group......      52,788
     3,800* Prime Medical Services, Inc....      39,900
     4,100* Sunquest Information Systems,..      35,363
     2,800* Sunrise Assisted Living Inc....      84,350
                                             ----------
                                              1,420,222
                                             ----------

            HOSPITAL SUPPLIES - 1.37%
     3,700  ATL Ultrasound, Inc............     167,656
     5,400* Acuson Corp....................     103,275
     4,700  Arrow International, Inc.......     162,444
    16,600* Arterial Vascular Engineering..     513,045
     6,900  Ballard Medical Products.......     154,388
    11,600* Bio-Technology General Corp....      98,600
     2,600* Closure Medical Corp...........      66,300
     5,800* Coherent, Inc..................     133,763
     3,600* CONMED Corp....................      76,050
     5,300* Datascope Corp.................     149,063
     4,200  Diagnostic Products Corp.......     130,200
     5,500* Immunomedics, Inc..............      28,187
     8,300* Isis Pharmaceuticals, Inc......     115,162
     2,100  Landauer, Inc..................      59,850
     5,500* Marquette Medical Systems,Inc..     154,000
     1,600* MiniMed, Inc...................      80,000
     9,350  Owens & Minor, Inc.............     109,862
    16,875* PSS World Medical, Inc.........     210,938
     4,100* Physio-Control International...      86,100
     8,200* Safeskin Corp..................     287,000
     1,233* SonoSight, Inc.................       8,322
     9,500* Summit Technology, Inc.........      51,062
     4,400  TECHE Corp.....................      77,000
     7,200* Theragenics Corp...............     200,700
     5,200  West Co., Inc..................     153,400
                                             ----------
                                              3,376,367
                                             ----------


  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            HOUSEHOLD PRODUCTS - 0.48%
     6,500  Church & Dwight Co., Inc.......  $  197,031
     6,061* Culligan Water Technologies....     338,280
     8,200  First Brands Corp..............     203,975
     3,900  Libbey, Inc....................     153,563
     8,800* Linens `N Things, Inc..........     282,700
     1,500* USA Detergents, Inc............      20,906
                                             ----------
                                              1,196,455
                                             ----------
            HUMAN RESOURCES - 0.48%
     3,100* Data Processing Resources......      90,288
     6,000* Employee Solutions, Inc........      24,375
    12,200* Interim Services Inc...........     354,563
     3,200  Kelly Services Inc. Class A....     117,600
     6,200* Metamor Worldwide, Inc.........     186,194
     3,300  Norrell Corp...................      74,455
     8,400* Personnel Group of America.....     170,100
     4,800* Staffmark, Inc.................     176,400
                                             ----------
                                              1,193,975
                                             ----------

            INFORMATION PROCESSING -9.11 %
    16,400* A.C. Nielson...................     423,325
     3,200* Activision, Inc................      32,200
    12,100* Acxiom Corp....................     261,663
     4,733* ADAC Laboratories..............      94,068
     2,600* Advent Software, Inc...........      92,950
    11,300* Affiliated Computer
             Services Class A..............     376,431
     9,300* American Management Systems....     252,263
     7,800  Analysts International Corp....     228,150
     8,800* Anixter Internationall, Inc....     177,100
     2,120* Applied Graphics Technology....     102,290
     3,800* Arbor Software Corp............     129,913
     8,494* Artesyn Technologies, Inc......     139,355
     1,300* Aspect Development, Inc........      74,344
     5,100* Aspen Technology, Inc..........     227,110
     8,900* Auspex Systems, Inc............      49,506
     6,808* Avant! Corp....................     174,881
     2,918* Baan Company NV................     132,040
     2,550* Barra, Inc.....................      51,956
     5,200* Bea Systems, Inc...............     104,325
     4,100* Bell & Howell Co...............     110,700
     5,800* BISYS Group, Inc...............     215,325
     4,100* Black Box Corp.................     163,488
     9,337* Boole & Babbage, Inc...........     229,924
     2,600* BRC Holdings, Inc..............      48,588
     5,200* Broderbund Software, Inc.......      83,200
     6,900* CCC Information Services.......     156,544


  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            INFORMATION PROCESSING - Continued
     2,400* CDW Computer Centers, Inc......  $   98,850
     4,200* Centennial Technologies, Inc...      12,600
     6,000* Cerner Corp....................     153,750
    12,600* Checkfree Holdings Corp........     285,862
     9,750* CHS Electronics, Inc...........     193,781
     6,200* Ciber, Inc.....................     198,788
    10,050* Citrix Systems, Inc............     524,484
     6,500  Clarify, Inc...................      79,625
     8,125  Computer Horizons Corp.........     271,426
     1,950* Computer Management Sciences...      46,313
     4,700  Computer Task Group, Inc.......     148,638
    11,660* Comverse Technology, Inc.......     582,636
    16,900* CopyTele, Inc..................      57,038
     6,900* CSG Systems
             International, Inc............     294,760
     3,000* CyberMedia, Inc................      18,375
     2,900* Data Dimensions, Inc...........      40,963
     9,900* Data General Corp..............     150,975
     3,800* Data Transmission Network......     146,300
     2,900* Davox Corp.....................      53,288
     3,100* Dialogic Corp..................     102,300
    11,400* Diamond Multimedia Systems.....      86,925
     1,160  DocuCorp International, Inc....       8,845
     2,300* Documentum, Inc................     108,388
     4,700* Edify Corp.....................      49,350
     4,600* Envoy Corp.....................     201,825
     3,200  Fair Issac & Co., Inc..........     116,200
     5,400* FileNet Corp...................     297,169
     5,900* Forte Software, Inc............      29,500
     7,500* FTP Software, Inc..............      19,688
     6,800* General DataComm Industries....      31,025
     8,000* GT Interactive Software Corp...      75,000
     6,000* Harbinger Corp.................     139,687
     2,900  HCIA, Inc......................      23,925
     4,450  Henry Jack & Associates........     145,181
    10,500* HMT Technology Corp............     122,063
     4,500* HNC Software, Inc..............     155,531
     5,800* Hyperion Software Corp.........     187,413
     2,000* IDX Systems Corp...............      84,125
     5,400* IKOS Systems, Inc..............      31,725
     3,400* Imnet Systems, Inc.............      37,719
     7,600* In Focus Systems, Inc..........      59,850
     7,800* Industri-Matematik
             Int'l. Corp...................     125,288
     5,700* Information Management
             Resourc.......................     128,428
     9,700* Information Resources, Inc.....     169,750
     4,600  Innovex, Inc...................      85,388
    11,800  Inprise Corp. Borland
             International, Inc............      98,088

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                 23
===============================================================================

  NUMBER                                        MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------

            INFORMATION PROCESSING - Continued
     3,000* Inso Corp......................  $   40,875
     2,400* Integrated Circuit Systems.....      33,075
     3,800* Integrated Systems, Inc........      71,250
     6,700* International Network
             Services......................     210,003
     5,800* INTERSOLV, Inc.................      83,375
     2,800* Intevac, Inc...................      26,600
     2,900  JDA Software Group, Inc........     130,953
     1,900* JPM Co.........................      19,475
     2,000* Kronos, Inc....................      71,500
    11,600* Learning Co., Inc..............     330,600
     3,300* Learning Tree International....      52,800
    10,600  Legato Systems, Inc............     303,425
     4,800* LHS Group, Inc.................     277,500
     3,600* Lycos, Inc.....................     190,913
    10,000* Macromedia, Inc................     158,438
     3,900* Manugistics Group, Inc.........     111,028
    11,800* Mentor Graphics Corp...........     130,538
     5,800* Mercury Interactive Corp.......     192,850
     2,600* Metro Information
             Services, Inc.................      84,825
     4,000* Micrel, Inc....................     125,125
     1,400* MicroProse, Inc................       7,525
     2,700* MICROS Systems, Inc............     158,625
     8,000  MTS Systems Corp...............     150,000
     5,200* Mylex Corp.....................      36,075
     5,250* National Instruments Corp......     174,891
     3,900* National TechTeam, Inc.........      35,344
     6,800* Network Appliance, Inc.........     236,513
     6,800* Network Computing Devices......      58,225
     4,200* NOVA Corp......................     138,338
    11,800* Oak Technology, Inc............      64,900
     6,100* ODS Networks, Inc..............      41,556
     4,100  OEA, Inc.......................      70,213
     7,645* Paxar Corp.....................      94,607
     2,800* Pegasystems, Inc...............      60,637
     2,200* Perceptron, Inc................      26,950
     4,300* Periphonics Corp...............      43,538
     4,700  Phoenix Technologies Ltd.......      47,881
     7,500  Physician Computer Network.....       1,875
    10,600  Picturetel Corp................      99,375
    17,300* PLATINUM technology, inc.......     473,587
     7,100  PMC-Sierra, Inc................     276,456
    10,700  PMT Services, Inc..............     208,650
     4,700  Policy Management
             Systems Corp..................     387,750
     5,800* Primark Corp...................     193,937
     5,100* Progress Software Corp.........     165,112
     2,300* Project Software
             & Development.................      51,750

  NUMBER                                        MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            INFORMATION PROCESSING - Continued
    11,000* PsiNet, Inc....................  $  118,250
     2,900  QuickResponse Services, Inc....     102,860
     1,500* Radisys Corp...................      39,843
     4,000* Rambus Inc.....................     154,625
    20,843* Rationale Software Corp........     317,856
     6,000* Remedy Corp....................      96,938
     2,320* Renaissance Worldwide Inc......      43,645
    12,000* S3, Inc........................      78,750
     5,900* Safeguard Scientifics, Inc.....     254,069
     4,000* Sandisk Corp...................      64,500
       900* Sapient Corp...................      40,275
     9,200* Sequent Computer Systems, Inc..     152,375
     8,800* Shiva Corp.....................      82,500
    12,958* Siebel Systems, Inc............     294,795
     2,600* Sipex Corp.....................      56,550
     7,200* SMART Modular Technologies.....      98,550
     3,500* Splash Technology Holdings.....      59,280
     2,700* SPSS, Inc......................      60,243
     8,100* Stratus Computer, Inc..........     292,105
     8,700* Structural Dynamic
             Research Corp.................     220,218
     3,100* Sykes Enterprises, Inc.........      64,712
    15,300* Symantec Corp..................     365,287
     9,650* System Software Associates.....      70,565
    10,000* Systems & Computer Technology..     256,250
     4,300* Systemsoft Corp................       8,062
     6,450* Technology Solutions Co........     194,708
     5,800* Transition Systems, Inc........     114,912
     2,900* Trident Microsystems, Inc......      20,300
     6,800* USCS International, Inc........     127,925
     9,400* Vanstar Corp...................     136,888
     3,600* Vantive Corp...................      96,750
     1,600* Veeco Instruments, Inc.........      47,000
    11,475* Veritas Software Corp..........     462,945
     4,400* Viasoft, Inc...................      67,925
     4,100* VideoServer, Inc...............      33,825
     5,100* Visio Corp.....................     239,063
     2,800* Volt Information
             Sciences, Inc.................      85,225
     3,200* Wall Data, Inc.................      41,400
     8,500* Wang Laboratories, Inc.........     204,000
     4,850* Wind River Systems Inc.........     160,656
     5,500* Xircom, Inc....................      86,281
     6,100* Yahoo!, Inc....................     667,950
     4,900* Zebra Technologies Corp.
             Class A.......................     188,038
                                             ----------
                                             22,528,819
                                             ----------

  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            INSURANCE - CASUALTY - 1.02%
     5,000* Acceptance Insurance Co., Inc..  $  115,000
     4,700  Baldwin & Lyons, Inc. Class B..     112,800
     2,600  Citizens Corp..................      83,525
     5,100  Commerce Group, Inc............     182,006
     4,500  E.W. Blanch Holdings, Inc......     169,313
     6,370  Frontier Insurance Group, Inc..     156,065
     4,473  Gainsco, Inc...................      32,708
     7,500  HCC Insurance Holdings, Inc....     160,312
     5,700* Highlands Insurance Group......     118,987
     3,600  NAC Re Corp....................     168,075
     1,100  Nymagic, Inc...................      32,175
     6,362  Orion Capital Corp.............     358,260
     1,500  RLI Corp.......................      78,188
     6,500* Risk Capital Holdings, Inc.....     161,688
     7,200  Selective Insurance Group......     189,900
     4,350  Trenwick Group Inc.............     165,300
     1,805  United Fire & Casualty Co......      69,493
     3,100  Vesta Insurance Group, Inc.....     163,331
                                             ----------
                                              2,517,126
                                             ----------

            INSURANCE - LIFE - 0.78%
     3,900  American Heritage Life Invest..      81,900
     2,500* Compdent Corp..................      36,875
     6,200  Hartford Life Inc. Class A.....     319,300
       300  Kansas City Life Insurance Co..      25,500
     4,300  Life USA Holding, Inc..........      69,606
       500* National Western Life Ins. Co.
              Class A......................      56,531
     1,900  Nationwide Financial Svcs Inc
             Class A.......................      82,531
     9,400  Presidential Life Corp.........     206,800
    10,850  Reinsurance Group of America...     541,144
     7,570  United Companies Financial.....     139,099
     7,650  W.R. Berkley...................     357,638
                                             ----------
                                              1,916,924
                                             ----------

            INSURANCE - MISCELLANEOUS - 1.35%
     5,512  ALLIED Group, Inc..............     232,193
     6,200* Amerin Corp....................     186,388
     4,100  Arthur J. Gallaher & Co........     176,813
     6,400  CMAC Investment Corp...........     387,200
     2,700  Capital Re Corp................     201,150
     9,000  Crawford & Co. Class B.........     163,125
     3,600  Executive Risk, Inc............     226,575
     5,364  Fidelity National Financial....     179,024

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
24                                                                 May 31, 1998
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            INSURANCE - MISCELLANEOUS - Continued
     5,700  Foremost Corp. of America......  $  140,363
     5,512  Fremont General Corp...........     315,218
     7,650  HSB Group Inc..................     336,600
     3,200  Harleysville Group.............      77,600
     3,250  Hilb, Rogal & Hamilton Co......      56,875
     2,747  Liberty Corp...................     138,207
     4,400  MMI Companies, Inc.............      97,350
    10,300* Mid Atlantic
             Med Services, Inc.............     133,255
       887  Poe & Brown Inc................      33,152
     4,200  SCPIE Holdings, Inc............     152,250
     4,100  Zenith National
             Insurance Corp................     117,619
                                             ----------
                                              3,350,957
                                             ----------

            INSURANCE - MULTILINE - 0.85%
     4,650  Alfa Corp......................      91,838
     5,278  American Annuity Group, Inc....     127,332
     6,253  AmerUs Life Holdings, Inc......     200,096
     4,400  Argonaut Group, Inc............     141,350
     5,600* CNA Surety Corp................      90,650
     3,495* Delphi Financial Group, Inc.
             Class A.......................     189,822
     7,800  FBL Financial Group, Inc.
             Class A.......................     218,888
     8,700  John Alden Financal Corp.......     192,488
     3,500  Life Re Corp...................     257,687
     1,050* Markel Corp....................     181,452
     2,000  Meadowbrook Insurance Group....      61,625
     5,191* Medical Assurance, Inc.........     143,401
     6,200  PennCorp Financial Group, Inc..     137,175
     3,000  United Wisconsin Services......      93,000
                                             ----------
                                              2,126,804
                                             ----------

            LEISURE TIME - 1.14%
     8,100* Acclaim Entertainment, Inc.....      52,144
     3,800* Action Performance Co., Inc....     105,688
     2,100* Anchor Gaming..................     191,100
     9,000* Boyd Gaming Corp...............      60,188
     6,000* Family Golf Centers, Inc.......     157,500
    11,000* Grand Casinos Inc..............     193,188
     8,500* Handleman Co...................     104,125
     6,100* Hollywood Park, Inc............      78,918
     5,000  Huffy Corp.....................      75,937
     6,200  Lewis Galoob Toys, Inc.........      68,588
     8,500  Polaris Industries, Inc........     297,500
     3,500  Premier Parks, Inc.............     185,937
     4,900* Rio Hotel & Casino Inc.........     106,575
     6,900* Sabre Group Holdings, Inc......     241,930

  NUMBER                                        MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            LEISURE TIME - Continued
     4,800* Scotts Co. Class A.............  $  167,400
     6,100  Showboat Inc...................     186,812
     5,150* Signature Resorts, Inc.........      79,825
     5,200* Station Casinos, Inc...........      77,350
     5,800* Trump Hotels & Casino Resorts..      49,663
     5,700* Vail Resorts Inc...............     165,300
     3,300* Vistana, Inc...................      70,125
     5,800* WMS Industries Inc.............      25,738
     7,600  Winnebago Industries, Inc......      85,025
                                             ----------
                                              2,826,556
                                             ----------

            LODGING - 0.53%
    13,550* Bristol Hotel Co...............     359,075
     4,900* CapStar Hotel Co...............     143,325
    14,400  Choice Hotels Intl Inc.........     216,900
     4,100  Deltic Timber Corp.............     113,519
    12,600* Host Marriott Services Corp....     179,550
     4,400* Interstate Hotels Co...........     142,725
     7,939  Marcus Corp....................     140,421
     8,200* Prime Hospitality Corp.........     147,087
     4,300* Red Roof Inns, Inc.............      75,787
     7,000* Sunburst Hospitality Corp......      48,563
                                             ----------
                                              1,566,952
                                             ----------

            MACHINE TOOLS - 0.46%
     2,300  Chase Industries, Inc..........      71,156
     9,100  Cincinnati Milacron, Inc.......     272,431
     8,800* Gilead Sciences, Inc...........     284,900
     3,200  Gleason Corp...................      94,600
     5,000  OmniQuip International, Inc....     109,688
     2,900  PRI Automation Inc.............      58,816
     7,600  Roper Industries, Inc..........     252,225
                                             ----------
                                              1,143,816
                                             ----------

            MACHINERY - AGRICULTURE - 0.14%
     2,700  Allied Products Corp...........      58,050
     3,600  Lindsay Manufacturing Co.......     167,400
     3,100  Toro Co........................     108,306
                                             ----------
                                                333,756
                                             ----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.68%
     5,400  Blount, Inc. Class A...........     152,213
     3,700* CDI Corp.......................     136,206
     7,600* Calpine Corp...................     135,375
     5,200  Columbus McKinnon Corp.........     151,450


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - Continued
     3,300  Granite Construction, Inc......  $   93,225
     3,900  J. Ray Mcdermott S.A...........     157,463
     5,300* Jacobs Engineering Group, Inc..     170,262
     5,300  Kaman Corp. Class A............      97,387
    10,000  Lennar Corp....................     265,000
     3,522* Morrison Knudsen Corp..........      41,824
     2,900  Stone & Webster, Inc...........     117,450
     5,600  TJ International Inc...........     162,050
                                             ----------
                                              1,679,905
                                             ----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.30%
     7,350  AAR Corp.......................     194,315
     4,700  Albany International Corp.
             Class A.......................     136,300
     6,075  Applied Industrial Tech., Inc..     142,762
     6,450  Applied Power, Inc. Class A....     220,912
     1,600* Asyst Technologies, Inc........      26,400
     6,373  Baldor Electric Co.............     166,095
     7,080  Burlington Coat Factory Whse...     142,043
     7,900  DII Group, Inc.................     148,619
     5,400  Exide Corp.....................      97,538
    12,500  Flowserve Corp.................     362,500
     1,175  General Binding Corp...........      40,097
     6,750  Graco, Inc.....................     233,719
     5,800  Helix Technology Corp..........     103,313
     4,800  Hughes Supply, Inc.............     161,700
     9,250  IDEX Corp......................     342,250
     2,550* Insilco Corp...................     111,244
     4,700* Integrated Process Equipment...      65,213
     5,700* Ionics, Inc....................     255,075
     9,200  JLG Industries, Inc............     162,150
     5,100* Kulicke & Soffa Industries.....      87,338
     5,850  Lilly Industries, Inc.
             Class A.......................     114,075
     5,000  Lincoln Electric Holdings......     220,938
     4,275  Manitowoc CO.,Inc..............     175,275
     6,900  Newport News Shipbuilding......     193,200
     2,800  Nordson Corp...................     127,400
     6,040* Oak Industries Inc.............     210,645
       900* Osmonics Inc...................      13,331
     5,200  Regal-Beloit Corp..............     169,650
     3,100  Robbins & Myers, Inc...........      92,031
     3,800* SPS Technologies, Inc..........     222,775
     4,500  Scotsman Industries Inc........     128,531

===============================================================================
                SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
 May 31, 1998                                                              25
===============================================================================


    NUMBER                                      MARKET
  OF SHARES                                     VALUE
  ---------                                  ----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - Continued
     4,400* Specialty Equipment Companies..  $   96,800
     7,700  Stewart & Stevenson
             Services, Inc.................     159,775
     6,000* Stillwater Mining Co...........     145,500
     3,800  Tennant Co.....................     162,094
     6,700  Watts Industries, Inc.
             Class A.......................     156,194
     3,300* Zoltek Companies, Inc..........     100,650
                                             ----------
                                              5,688,447
                                             ----------

            MEDICAL TECHNOLOGY - 1.55%
     4,900* Affymetrix, Inc................     131,688
     4,800* Arqule, Inc....................      68,400
     2,200* Bio-Rad Laboratories, Inc.
             Class A.......................      69,850
     2,700* Biomatrix, Inc.................      91,800
     4,100* Cadus Pharmaceutical Corp......      24,088
     7,700* Creative BioMolecules, Inc.....      45,960
     3,800* Cytyc Corp.....................      63,650
     8,900  Dekalb Genetics Corp. Class B..     853,287
     7,875* Enzo Biochem, Inc..............     102,375
     5,900* Haemonetics Corp...............      89,975
     5,200  Heartport Inc..................      41,600
     3,900* Hologic, Inc...................      81,900
     4,200* I-STAT Corp....................      40,687
     7,400* Idexx Laboratories, Inc........     164,650
    26,600* Imatron, Inc...................      73,982
     1,235  Lab Holdings, Inc..............      27,787
     8,400* Liposome, Inc..................      51,712
     1,800* Lunar Corp.....................      32,737
     2,700* Myriad Genetics, Inc...........      54,337
     8,400* NABI, Inc......................      30,450
     5,800* Neopath, Inc...................      73,588
     6,300* Neurex Corp....................     176,794
     7,400* Neuromedical Systems, Inc......      11,563
     9,218* Organogenesis, Inc.............     233,907
     2,700* Perclose, Inc..................      68,513
    13,700  Pharmerica Inc.................     166,969
     3,800* Protein Design Labs, Inc.......      95,475
    12,200  Psychemedics Corp..............      68,625
     5,700* Quest Diagnostics Inc..........     123,619
     3,400* Sabratek Corp..................      89,250
    11,124* Scios Nova Inc.................     104,288
     5,350* Serologicals Corp..............     157,825
     3,700* Thermo Cardiosystems, Inc......      83,250
     3,400* ThermoTrex Corp................      67,575
     3,800* Transkaryotic Therapies, Inc...     114,000
     5,400* US Bioscience, Inc.............      50,625
                                             ----------
                                              3,826,781
                                             ----------


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
  ---------                                  ----------
            MERCHANDISE - DRUG - 0.38%
     3,300* Express Scripts, Inc. Class A..  $  253,893
     7,600  Longs Drug Stores Corp.........     230,375
     5,700  Medimmune, Inc.................     284,288
    16,500* Perrigo Co.....................     181,500
                                             ----------
                                                950,056
                                             ----------

            MERCHANDISE - SPECIALTY - 3.53%
     5,100* APAC Teleservices, Inc.........      46,378
     2,700* Advanced Energy Industries.....      38,475
     1,100* Amazon.com, Inc................      96,938
     4,200* Ames Department Stores, Inc....     103,688
     6,818  Arctic Cat, Inc................      62,214
     5,500* Avid Technology, Inc...........     222,922
    11,800* BJ's Wholesale Club Inc........     466,100
    17,200* Best Buy Co., Inc..............     561,150
     1,600* Bush Boake Allen, Inc..........      47,200
    13,000  Caseys General Stores, Inc.....     184,438
     6,567  Cash America International.....     110,818
     7,500* Central Garden & Pet Co........     221,719
    24,700  Charming Shoppes, Inc..........     125,044
     3,000* Cole National Corp. Class A....     116,438
     5,600* Compucom Systems, Inc..........      40,950
     1,000* Copart, Inc....................      17,938
     2,900  Cross (A.T.) Co. Class A.......      33,531
     4,200* Daisytek International Corp....     107,100
     4,500* Department 56, Inc.............     165,094
     5,900* Eagle Hardware & Garden, Inc...     107,306
     4,500  Enesco Group Inc...............     137,531
    12,200  Fingerhut Companies, Inc.......     357,613
     3,150* Fossil, Inc....................      60,933
     5,200* Franklin Covey Co..............     104,000
     5,000* Friedman's, Inc. Class A.......      98,750
     5,950* Garden Ridge Corp..............     104,125
     6,100* Gibson Greetings, Inc..........     147,163
     7,200* Graham Field Health Products...      42,300
     2,600* Guitar Center, Inc.............      68,738
     8,800  Hancock Fabrics, Inc...........     116,600
     3,105  Hancock Holding Co.............     175,044
     8,300* Homebase, Inc..................      72,106
     3,200* Inacom Corp....................     103,800
     7,800  Jostens, Inc...................     196,950
     3,578  K2, Inc........................      71,560
     2,000* Knoll, Inc.....................      63,125
     3,700  LabOne, Inc....................      65,675
     5,500* Michaels Stores, Inc...........     164,656
     5,200* MicroAge, Inc..................      70,200
     7,300* Micro Warehouse, Inc...........     127,750


    NUMBER                                      MARKET
  OF SHARES                                      VALUE
  ---------                                    --------
            MERCHANDISE - SPECIALTY - Continued
     4,000* Nu Skin Asia Pacific, Inc.
             Class A.......................    $104,000
     7,000* Paragon Trade Brands, Inc......      33,250
     4,000* Petco Animal Supplies, Inc.....      77,500
     5,900  Price Enterprises Inc..........     105,093
     9,300* Rexall Sundown, Inc............     311,550
     2,700  Russ Berrie and Co. Inc........      68,175
     7,400* Seitel, Inc....................     125,800
     9,600* Sitel Corp.....................      60,000
     9,300  Sotheby's Holdings, Inc.
             Class A.......................     213,900
     1,614  South Jersey Industries, Inc...      44,081
     6,200* Spiegel, Inc. Class A..........      32,937
     8,050* Sports Authority, Inc..........     121,252
     7,300  Sturm, Ruger & Co. Inc.........     135,962
    18,700* Sunglass Hut International.....     227,906
     3,500* Tractor Supply Co..............      84,438
     6,500* Twinlab Corp...................     241,313
    33,150* US Office Products, Co.........     561,478
     4,300* United Stationers Inc..........     256,388
     3,300  Unitog Co......................      75,488
     2,100* West Marine, Inc...............      40,294
    11,800* Williams-Sonoma, Inc...........     325,975
     8,600* Zale Corp......................     266,063
                                             ----------
                                              8,736,903
                                             ----------

            MERCHANDISING - DEPARTMENT - 0.63%
     1,300* Alexander's, Inc...............     114,806
    19,272  Pier 1 Imports, Inc............     463,732
    21,667* Proffit's Inc..................     850,430
     7,500* Stein Mart, Inc................     118,125
                                             ----------
                                              1,547,093
                                             ----------

            MERCHANDISING - FOOD - 0.70%
     4,500  Dominick's Supermarkets, Inc...     194,063
        75  Farmer Bros. Co................      15,000
     9,400  Fleming Companies, Inc.........     179,188
     6,500  Great Atlantic &
             Pacific Tea Co., Inc..........     208,000
     3,700* IHOP Corp......................     149,850
     1,500  Ingles Markets, Inc. Class A...      18,750
     2,875  NashFinch Co...................      48,515
     6,700  Ruddick Corp...................     119,762
     1,600  Sanderson Farms, Inc...........      18,600
     5,000* ShowBiz Pizza Time, Inc........     177,500
     3,000  Smart & Final Inc..............      56,250
     7,400* Smithfield Foods, Inc..........     199,800
     6,300* Whole Foods Market, Inc........     346,500
                                             ----------
                                              1,731,778
                                             ----------

===============================================================================
        SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
 26                                                                MAY 31, 1998
===============================================================================


    NUMBER                                        MARKET
  OF SHARES                                       VALUE
  ---------                                     ----------
            MERCHANDISING - MASS - 0.13%
     4,900* Global Directmail Corp............  $  101,063
    34,000  Service Merchandise Co., Inc......      72,250
     4,500* ShopKo Stores, Inc................     156,937
                                                ----------
                                                   330,250
                                                ----------

            METALS - ALUMINUM - 0.27%
     5,300* ACX Technologies, Inc.............     120,243
     8,300  Century Aluminum Co...............     124,500
     5,700  Commonwealth Industries, Inc......      83,363
     4,400  IMCO Recycling, Inc...............      83,325
     5,500* Kaiser Aluminum Corp..............      57,063
     2,300  Tredegar Industries, Inc..........     198,950
                                                ----------
                                                   667,444
                                                ----------

            METALS - COPPER - 0.11%
     3,700* Essex International, Inc..........      90,881
     5,000* Wolverine Tube, Inc...............     182,500
                                                ----------
                                                   273,381
                                                ----------

            METALS - MISCELLANEOUS - 0.59%
     3,337  A.M. Castle & Co..................      75,082
     6,100  Brush Wellman Inc.................     148,687
     4,033  Commercial Metals Co..............     123,763
     1,267* Freeport McMoran Sulphur..........      17,580
    19,700  Hecla Mining Co...................      99,731
     7,800  Kennametal, Inc...................     375,375
     4,050  Material Sciences Corp............      40,753
     4,500* RMI Titanium Co...................      96,469
     5,000* Ryerson Tull, Inc. Class A........     105,000
     7,900* Steel Dynamics, Inc...............     153,063
     5,900  Titanium Metals Corp..............     143,444
     1,300  Tremont Corp......................      73,125
                                                ----------
                                                 1,452,072
                                                ----------

            METALS - STEEL - 1.18%
    14,200  AK Steel Holding Corp.............     264,475
     3,000* Acme Metals, Inc..................      23,625
     2,400  Amcast Industrial Corp............      51,750
    25,300* Armco Inc.........................     137,569
     8,600  Birmingham Steel Corp.............     120,400
     4,500  Carpenter Technology Corp.........     238,500
     1,800  Citation Corp.....................      34,425
     2,800  Cleveland-Cliffs Inc..............     148,225
     3,650  Commercial Intertech Corp.........      69,350
     3,000* Gibraltar Steel Corp..............      65,250


    NUMBER                                         MARKET
  OF SHARES                                        VALUE
  ---------                                     ----------
            METALS - STEEL - Continued
     4,200* Intermedia Communications, Inc....  $  311,325
     7,200  Intermet Corp.....................     140,400
     4,500  J & L Specialty Steel, Inc........      31,500
     6,100  Lukens Inc........................     195,581
     9,800* Mueller Industries, Inc...........     303,800
     7,400  National Steel Corp. Class B......     116,550
     5,400  Oregon Steel Mills, Inc...........     130,613
     3,700  Quanex Corp.......................     114,931
     2,100  Reliance Steel & Aluminium Co.....      80,194
     6,000  Rohn Industries, Inc..............      26,250
     3,300* Shiloh Industries, Inc............      70,331
     7,700  Valmont Industries, Inc...........     154,000
     4,800* Wyman-Gordon Co...................      95,400
                                                ----------
                                                 2,924,444
                                                ----------

            MISCELLANEOUS - 2.52%
     2,900* Abacus Direct Corp................     145,363
     4,800* Alternative Resources Corp........      97,800
     9,300  AMCOL International Corp..........     127,875
     4,500* AMERCO, Inc.......................     146,250
     4,600  Arch Coal, Inc....................     111,263
     5,200* Associated Group, Inc.
             Class A..........................     183,950
     2,800* Avondale Industries, Inc..........      78,750
     5,000* Bacou U.S.A., Inc.................      94,375
     7,600* Billing Concepts Corp.............     176,700
     3,500* Borg-Warner Security Corp.........      77,219
    11,750* Brightpoint, Inc..................     185,797
     3,400* Caribiner International, Inc......      75,225
     1,950  Central Parking Corp..............      87,384
     4,500* Century Business Services.........      77,344
     3,300* Clin Trials, Inc..................      17,944
     4,500* Coach USA, Inc....................     193,781
     1,800* Coinmach Laundry Corp.............      43,875
     3,800  Computer Learning Centers.........      65,075
     6,700* DeVry, Inc........................     266,744
     3,600* Encad, Inc........................      38,025
     2,100* Equity Corp. International........      49,875
     6,600* Firearms Training Systems.........      28,257
     3,758* Gemstar Group Ltd.................     163,473
     4,100* Hvide Marine, Inc. Class A........      62,013
     1,275* ITT Educational Services, Inc.....      36,338
     1,800  Matthews International Corp.
             Class A..........................      89,438
     3,000* Metzler Group, Inc................      83,813
     2,850  Pinkerton's, Inc..................      59,494
     6,800  Prepaid Legal Services, Inc.......     241,400
     2,900  The Profit Recovery Group.........      71,050
     4,700  Regis Corp........................     131,600

    NUMBER                                         MARKET
  OF SHARES                                        VALUE
  ---------                                     ----------
            MISCELLANEOUS - Continued
     5,800* Romac International, Inc..........  $  163,488
     3,100* Samsonite Corp....................      89,125
     7,500* Scott Technologies Inc -
             Cl A Class A.....................     110,625
     5,800* Sola International, Inc...........     229,462
     9,225* Sylvan Learning Systems, Inc......     281,362
     4,200* Triangle Pharmaceuticals, Inc.....      65,887
     4,200* Turbochef, Inc....................      37,275
     3,600* U.S. Rentals, Inc.................     116,775
     7,700  Valhi, Inc........................      75,555
     5,300* Veritas DGC Inc...................     274,605
     5,000* Veterinary Centers of America.....      94,375
     5,000  Wackenhut Corp....................     110,312
     3,900* Wackenhut Corrections Corp........      94,575
    10,700  Washington Water Power Co.........     230,718
     6,600* West Teleservices Corp............      90,750
     4,500* Westell Technologies, Inc.
             Class A..........................      44,437
     5,600  Westinghouse Air Brake Co.........     154,700
     3,100* Whittman-Hart, Inc................     126,713
     3,500  Woodward Governor Co..............     101,500
     5,100* World Access, Inc.................     160,013
     9,800* Xlyan Corp........................     236,425
     4,700* Zitel Corp........................      37,453
                                                ----------
                                                 6,233,620
                                                ----------

            MOBILE HOMES - 0.54%
    12,352* Champion Enterprises, Inc.........     332,732
     3,800  Coachmen Industries, Inc..........      90,488
     8,800  Fleetwood Enterprises, Inc........     352,000
     2,500  McGrath Rentcorp..................      51,875
    12,400  Oakwood Homes Corp................     337,125
     4,200  Skyline Corp......................     122,325
     1,575  Thor Industries, Inc..............      43,607
                                                ----------
                                                 1,330,152
                                                ----------

            NATURAL GAS - DIVERSIFIED - 0.7 2%
     8,450  Atmos Energy Corp.................     259,838
     6,100  Bay State Gas Co..................     232,181
     4,800  Eastern Enterprises...............     192,600
     4,500  Laclede Gas Co....................     111,375
     4,500  New Jersey Resources Corp.........     161,719
     2,200* Southern Union Co.................      58,850
    10,300  Southwest Gas Corp................     225,313
     8,300  UGI Corp..........................     210,094
     4,400  WICOR, Inc........................     201,300
     7,300  Western Gas Resources, Inc........     118,168
                                                ----------
                                                 1,771,438
                                                ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                 27
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            OIL - INTEGRATED DOMESTIC - 0.21%
     7,875  Cross Timbers Oil Co...........  $  136,336
    12,700  Quaker State Corp..............     215,106
     9,100* Tesoro Petroleum Corp..........     175,744
                                             ----------
                                                527,186
                                             ----------

            OIL - SERVICE - PRODUCTS - 0.73%
     7,950* Barrett Resources Corp.........     276,759
     3,100  Getty Realty Corp..............      67,619
     5,800* Global Industrial
             Technologies..................      98,238
    13,000* Global Industries, Inc.........     277,063
    32,300* Kelley Oil & Gas Corp..........      72,675
     6,800* Lone Star Technologies, Inc....     129,200
     1,500* Maverick Tube Corp.............      22,687
    20,100* Parker Drilling Co.............     169,594
    12,100* Pride International, Inc.......     271,494
     6,300* TransMontaigne Oil Co..........     101,981
     4,900* Trico Marine Services, Inc.....      96,775
     8,326* Varco International, Inc.......     216,996
                                             ----------
                                              1,801,081
                                             ----------

            OIL - SERVICES - 0.60%
     3,800* Cliffs Drilling Company........     156,750
     2,800* Key Energy Group, Inc..........      46,025
     6,400  Lomak Petroleum, Inc...........      77,600
    13,900* Marine Drilling
             Companies, Inc................     261,494
     7,200  Mascotech, Inc.................     176,400
     6,500* Oceaneering
             International, Inc............     139,750
     7,100* Offshore Logistics, Inc........     144,663
     5,850  Pennsylvania Enterprises, Inc..     152,100
     4,800  Pool Energy Services Co........      97,800
    10,700* Tuboscope Inc..................     242,087
                                             ----------
                                              1,494,669
                                             ----------

            OIL/GAS PRODUCERS - 1.40%
     3,800* Atwood Oceanics, Inc...........     196,650
       160* Aztec Energy Corp..............           0
       683* Bayard Drilling Technologies...       7,556
     8,300* Benton Oil and Gas Co..........      86,631
     4,500  Berry Petroleum Co. Class A....      64,125
     7,600  Cabot Oil & Gas Corp. Class A..     153,900
    17,416  Chesapeake Energy Corp.........      75,106
     4,200  Comstock Resources, Inc........      42,000
     6,700  Devon Energy Corp..............     245,806
    10,100  Equitable Resources, Inc.......     287,850
     3,700* Forcenergy, Inc................      68,913
     8,000* Forest Oil Corp................     115,000

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            OIL/GAS PRODUCERS - Continued
    23,100* Grey Wolf, Inc.................  $   89,513
     2,491* Gulfport Energy Corp...........       3,347
    23,000* Harken Energy Corp.............     123,625
     1,400  Holly Corp.....................      38,325
    11,600* Input/Output, Inc..............     255,200
     5,900  KCS Energy, Inc................      70,063
     2,800* Louis Dreyfus Natural
             Gas Corp......................      49,000
     8,500* Newfield Exploration Co........     190,187
     6,100* Nuevo Energy Co................     198,250
     6,000* Patterson Energy, Inc..........      67,125
     3,300* Plains Resources, Inc..........      63,112
     3,400  St. Mary Land & Exploration....      92,650
    10,200  Snyder Oil Corp................     197,625
     4,200* Stone Energy Corp..............     148,837
     5,610* Swift Energy Co................     101,331
     6,800* Titan Exploration, Inc.........      55,250
     8,200  Tom Brown, Inc.................     137,350
     3,800* Unit Corp......................      29,688
    10,800  Vintage Petroleum, Inc.........     195,750
                                             ----------
                                              3,449,765
                                             ----------
            PAPER/FOREST PRODUCTS - 0.56%
     5,800* American Pad & Paper Co........      38,425
     7,200* Buckeye Technologies Inc.......     162,450
     6,300  Caraustar Industries, Inc......     193,331
     6,000  P. H. Glatfelter Co............      97,875
    12,600  Longview Fibre Co..............     207,900
     4,700  Pope & Talbot, Inc.............      63,744
     4,000  Schweitzer-Mauduit Inc.........     132,250
     3,700  Standard Register Co...........     133,431
     2,300  Universal Forest Products......      39,532
    14,334  Wausau-Mosinee Paper Corp......     306,389
                                             ----------
                                              1,375,327
                                             ----------

            PHOTOGRAPHY - 0.21%
     2,220  CPI Corp.......................      56,888
     6,600* Panavision, Inc................     174,075
     6,100  Photronics Inc.................     160,887
     2,000* Seattle Filmworks, Inc.........      17,250
     5,900* Ultratech Stepper, Inc.........     119,475
                                             ----------
                                                528,575
                                             ----------
            POLLUTION CONTROL - 0.94%
    28,800* Allied Waste Industries, Inc...     763,200
       546  Arcadis N.V....................       6,279
     3,450* Cuno, Inc......................      70,078
     8,700  Calgon Carbon Corp.............      92,981


  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------

            POLLUTION CONTROL - Continued
     7,700  Dames & Moore, Inc.............  $   99,619
    55,240* Laidlaw Environmental Srv Inc..     214,055
     1,625  Mine Safety Appliances Co......     116,086
       737* NCS Corp.......................       1,497
    19,000* Newpark Resources, Inc.........     345,563
     5,200  OHM Corp.......................      70,850
     5,600* Superior Services, Inc.........     171,500
     6,500* Tetra Tech, Inc................     143,000
     6,600* Thermo TerraTech, Inc..........      31,350
     4,900  Zurn Industries, Inc...........     203,350
                                             ----------
                                              2,329,408
                                             ----------

            PUBLISHING - NEWS - 0.27%
     4,700  Media General, Inc. Class A....     216,200
     7,400* Network Equipment
             Technologies..................     116,088
     3,833  Pulitzer Publishing Co.........     339,220
                                             ----------
                                                671,508
                                             ----------

            PUBLISHING/PRINTING - 1.23%
     5,500  American Business Products.....     122,375
     7,750  Banta Corp.....................     245,578
     3,400* Berlitz International, Inc.....      94,350
     6,000* Big Flower Holdings, Inc.......     184,125
     4,300  Bowne & Co., Inc...............     184,094
     2,900* Consolidated Graphics, Inc.....     148,444
     8,700* Golden Books Family
             Entertainment, Inc                  70,144
    11,400  John H. Harland Co.............     204,488
     7,000  Houghton Mifflin Co............     243,250
     3,300  John Wiley & Sons, Inc.
             Class A                            178,200
    14,200  Journal Register Co............     284,000
     5,975  McClatchy Company Class A......     177,383
     5,600  Merrill Corp...................     126,700
     4,700  New England Business Service...     153,043
     4,200* Scholastic Corp................     168,000
     2,800* Scientific Games Holdings......      59,150
    14,400* Topps Co. Inc..................      49,500
     6,509  Thomas Nelson, Inc.............      84,210
     8,400* World Color Press, Inc.........     252,525
                                             ----------
                                              3,029,559
                                             ----------

            RAILROAD - 0.10%
     1,200  Florida East Coast Industries..     149,700
     3,500* Motivepower Industries, Inc....      96,906
                                             ----------
                                                246,606
                                             ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
28                                                                 May 31, 1998
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            REAL ESTATE - 0.57%
     2,300* Avatar Holdings, Inc...........  $   62,388
     3,700* CB Richard Ellis Services......     124,413
     3,800* Castle & Cooke, Inc............      71,725
     5,675  Cousins Properties, Inc........     173,442
     2,100  Forest City
             Enterprises, Inc. Class A.....     118,387
     7,200* Grubb & Ellis Co...............      86,400
     7,800* Insignia Financial
             Group, Inc.  Class A..........     191,587
     7,100  LNR Property Corp..............     183,712
     8,800  Merry Land & Investment Co.....     195,250
     7,467  Republic Bancorp Inc...........     140,940
     2,100  Tejon Ranch Co.................      56,044
                                             ----------
                                              1,404,288
                                             ----------

            REAL ESTATE INVESTMENT
            TRUSTS - 7.20%
     7,000  Amli Residential Properties....     157,063
     8,300  American General Hospitality...     197,125
     5,300  American Health Properties Com-
             Core Group....................     147,075
     8,600  Apartment Investment & Mgt. Co
             Class A.......................     335,400
    13,100  Arden Realty, Inc..............     359,431
     2,800  Associated Estates Realty......      53,200
     7,600  Avalon Properties, Inc.........     213,750
     8,230  BRE Properties, Inc. Class A...     218,095
     8,600  Bay Apartment
             Communities, Inc..............     316,050
     3,200  Bedford Prpty Investors, Inc...      61,600
     9,200  Berkshire Realty Co., Inc......     110,975
     5,373  Bradley Real Estate, Inc.......     112,161
     2,300  Burnham Pacific Properties.....      32,344
     9,600  CBL & Associates Properties....     235,800
    16,241  Camden Property Trust..........     496,366
     6,500  Capstone Capital Corp..........     151,531
    17,850  Capstead Mortgage Corp.........     325,763
     2,800  CenterPoint Properties Corp....      94,850
     5,400  Charles E. Smith, Realty Inc...     174,825
     8,900  Chateau Communities, Inc.......     263,663
     3,200  Chelsea GCA Properties.........     128,200
     8,400  Colonial Properties Trust......     255,150
     9,800  Commercial Net Lease Realty....     157,413
    23,500  Cornerstone Properties, Inc....     411,250
    10,800  Cornerstone Reality Income.....     127,575
     7,800  Criimi Mae, Inc................     118,950
     6,100  Crown American Realty Trust....      61,763
     7,200  Developers Diversified Realty..     282,150

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            REAL ESTATE INVESTMENT
            TRUSTS - Continued
    10,400  Dynex Capital, Inc.............  $  124,150
       800  EastGroup Properties, Inc......      16,050
    12,500  Equity Inns, Inc...............     178,906
     4,900  Essex Property Trust, Inc......     159,250
     3,900* Excel Legacy Corp..............      19,988
     3,900  Excel Realty Trust, Inc........     106,275
    13,400  Federal Realty
             Investment Trust..............     331,650
     7,600  FelCor Suite Hotels, Inc.......     261,725
    11,100  First Industrial Realty Trust..     344,100
     4,000  First Union Real Estate........      43,750
     8,200  Franchise Finance Corp.........     213,200
     4,800  Gables Residential Trust.......     133,800
     7,000  General Growth Properties......     259,000
     6,400  Glenborough Realty Trust, Inc..     180,000
     5,800  Glimcher Realty Trust..........     120,713
     9,600  Health Care Property
             Investors.....................     337,800
     3,500  Healthcare Realty Trust, Inc...      99,094
     3,500  Health Care REIT, Inc..........      90,344
    15,800  Highwoods Properties, Inc......     521,400
     2,600  Home Properties of NY, Inc.....      69,550
     3,892  Horizon Group, Inc.............      43,299
     5,300  Hospitality Properties Trust...     165,625
    11,300  IRT Property Co................     128,537
    15,300  Indymac Mortgage Holdings......     362,418
     3,700  Innkeepers USA Trust...........      51,568
     4,100  Irvine Apartment Communities...     122,487
     5,400  JDN Realty Corp................     175,500
     3,300  JP Realty, Inc.................      75,487
     4,400  Kilroy Realty Corp.............     115,225
     7,200  Koger Equity, Inc..............     151,200
     5,800  LTC Properties, Inc............     116,362
    11,400  Liberty Property Trust.........     301,387
     3,200  MGI Properties.................      77,800
     3,500  Macerich Co....................      94,500
    15,100  Mack Cali Realty Corp..........     543,600
     8,500  Manufactured Home Communities..     211,968
    11,300  Meridian Indust. Trust, Inc....     262,725
     5,300  Mid-Amer Apartment
             Communities...................     142,768
     8,800  Mills Corp.....................     217,250
     4,300  National Golf Properties, Inc..     129,268
     5,600  National Health
             Investors, Inc................     197,750
    10,500  Nationwide Health Properties...     252,000
     6,300  Ocwen Asset Investment Corp....     107,100
     4,586  Omega Healthcare Investors.....     157,930

  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            REAL ESTATE INVESTMENT
            TRUSTS - Continued
     8,300  Pacific Gulf Properties, Inc...  $  180,525
     4,500  Pennsylvania Real Estate Inv...     106,031
     9,482  Post Properties, Inc...........     389,947
     7,000  Prentiss Properties Trust......     178,938
     4,700  Price REIT, Inc................     224,131
     1,700  Prime Retail, Inc..............      22,419
     9,000  RFS Hotel Investors, Inc.......     178,875
     5,800  Realty Income Corp.............     154,063
     7,400  Reckson Associates
             Realty Corp...................     184,075
     2,500  Redwood Trust, Inc.............      58,594
     5,300  Regency Realty Corp............     129,850
     2,900  Saul Centers, Inc..............      50,388
     5,200* Security Capital
             Atlantic, Inc.................     116,025
       369  Security Capital Group
             (Warrants)....................         369
     6,800  Shurgard Storage
             Centers, Inc. Class A.........     195,075
     1,600  Sovran Self Storage, Inc.......      43,700
     6,200  Storage USA, Inc...............     230,563
     5,800  Storage Trust Realty...........     139,925
     5,600  Summit Properties, Inc.........     111,650
     7,100  Sun Communities, Inc...........     240,956
     5,300  Sunstone Hotel Investors, Inc..      76,188
     7,700  Taubman Centers, Inc...........     105,394
     6,200  Thornburg Mortgage Asset Corp..      87,188
    10,000  Town & Country Trust...........     164,375
     3,600  TriNet Corporate Realty Trust..     125,550
     3,600  Universal Health Realty Income.      70,425
     7,100  Urban Shopping Centers, Inc....     234,300
     6,300  Walden Residential Properties..     152,775
     7,900  Washington Real Estate Inv.....     139,731
     7,200  Weeks Corp.....................     229,950
     4,300  Western Investment
             Real Estate...................      59,125
                                             ----------
                                             17,795,117
                                             ----------

            RESTAURANTS - 1.41%
     7,562  Apple South, Inc...............      99,251
     7,850  Applebees International, Inc...     191,344
    10,400  Bob Evans Farms, Inc...........     221,650
    17,100* Brinker International, Inc.....     371,925
    14,880* Buffets, Inc...................     242,730
    11,145  CKE Restaurants, Inc...........     353,854
     4,200  The Cheesecake Factory.........      84,788
     2,500* Consolidated Products, Inc.....      49,531
     9,900* Foodmaker, Inc.................     167,063
     7,100* Landrys Seafood Restaurants....     160,860

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                 29
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            RESTAURANTS - Continued
     7,600* Lone Star Steakhouse & Saloon..  $  128,250
     5,900  Luby's Cafeterias, Inc.........     109,150
     2,700  Morrison Health Care, Inc......      46,238
     6,800* NPC International, Inc.........      84,150
     4,625* Papa Johns International, Inc..     192,516
     7,800* Rainforest Cafe, Inc...........     108,469
    11,800  Ruby Tuesday, Inc..............     189,538
    15,600* Ryan's Family Steak Houses.....     158,925
     5,000* Sbarro, Inc....................     146,250
    16,200* Shoney's, Inc..................      71,887
     7,125* Sonic Corp.....................     147,398
     6,100* Triarc Companies Inc. Class A..     148,686
                                             ----------
                                              3,474,453
                                             ----------


            SAVINGS & LOAN - 1.63%
     5,020  ALBANK Financial Corp..........     261,040
     6,540  Astoria Financial Corp.........     359,905
     6,000  Bay View Capital Corp..........     193,500
     6,150  CitFed Bancorp, Inc............     304,041
     5,200* Coast Federal Litigation-CVF...      77,350
     5,200  Dime Community Bancorp, Inc....     150,800
     5,155  Downey Financial Corp..........     170,759
       600  First Financial Holdings, Inc..      13,875
     4,700  First Indiana Corp.............     113,975
     3,913  First Source Bancorp Inc.......      39,619
     4,500  FirstFed Financial Corp........     220,781
     4,000  HFNC Financial Corp............      50,500
     2,900  JSB Financial, Inc.............     168,563
     2,600  Klamath First Bancorp..........      51,513
     7,600  Long Island Bancorp, Inc.......     469,538
     4,132  MAF Bancorp, Inc...............     155,983
    18,184  Peoples Heritage
             Financial Grp.................     409,140
     7,625  Provident Bankshares Corp......     238,281
     3,748  Queens County Bancorp, Inc.....     164,911
       400  Reliance Bancorp, Inc..........      15,275
     2,100  St Francis Capital Corp........      86,625
     7,100  TR Financial Corp..............     317,725
                                             ----------
                                              4,033,699
                                             ----------

            SECURITIES RELATED - 1.17%
     3,300  Dain Rauscher Corp.............     187,275
     8,200* E*Trade Group, Inc.............     177,325
     3,100  Enhanced Financial Services....     201,888
     8,017  Financial Security Assurance...     475,007
     5,600* Hambrecht & Quist Group........     172,200
     3,099  Investors Financial Services...     154,950


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            SECURITIES RELATED - Continued
     4,800  Jefferies Group, Inc...........  $  220,800
     5,333  Legg Mason, Inc................     321,647
     6,600  McDonald & Co
             Investments, Inc..............     198,000
     9,150  Morgan Keegan, Inc.............     209,878
     5,400  Pioneer Group, Inc.............     153,562
     9,150  Raymond James Financial Inc....     276,787
     1,700* White River Corp...............     151,725
                                             ----------
                                              2,901,044
                                             ----------

            SEMICONDUCTOR EQUIPMENT - 0.02%
     3,000* ATMI Inc.......................      54,375


            SEMICONDUCTORS - 1.04%
     6,300* Actel Corp.....................      80,325
     6,200* Alliance Semiconductor Corp....      29,838
     6,500* Altron, Inc....................      71,906
     3,600* Anadigics, Inc.................      51,975
     9,300* Burr Brown Corp................     238,604
    13,400  Cirrus Logic, Inc..............     134,000
     3,100  Cohu, Inc......................      95,325
     6,650* Credence Systems Corp..........     139,650
     6,400* Cymer Inc......................     121,800
    12,600* DSP Communications, Inc........     231,525
     5,300* ESS Technology, Inc............      24,015
     5,700* Etec Systems, Inc..............     208,405
     4,300* Electroglas, Inc...............      58,587
     8,000* FSI International, Inc.........      92,000
     2,900* Fusion Systems Corp............         272
    11,000* International Rectifier Corp...     116,188
     9,300* Level One Communications, Inc..     248,194
     4,600* MRV Communications, Inc........     106,950
    11,000* Ramtron International Corp.....      44,344
     2,950* SDL, Inc.......................      64,900
     7,400* Silicon Valley Group Inc.......     135,513
     3,400* Siliconix, Inc.................      91,588
     1,600* Speedfam International, Inc....      31,200
     2,700* Triquint Semiconductor, Inc....      61,088
     6,200* Unitrode Corp..................      80,988
                                             ----------
                                              2,559,180
                                             ----------

            TELECOMMUNICATIONS - 3.00%
     7,100  ABM Industries, Inc............     196,581
     6,000* Adtran, Inc....................     145,875
     4,600* Aerial Communications, Inc.....      27,888
    14,100* Aspect Telecommunications Co...     363,956
       700* CKS Group, Inc.................      14,000

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            TELECOMMUNICATIONS - Continued
     5,250* Cellular Communications Int'l..  $  247,406
     4,200* CellStar Corp..................     126,394
    12,800* CellNet Data Systems, Inc......     129,600
     8,180* Cellular Technical Services....       8,180
     4,800* Centennial Cellular Corp.
             Class A.......................     168,000
     3,700* Cidco, Inc.....................      30,063
     3,500* Coherent Communications........     165,594
    14,900  COMSAT Corp....................     519,638
     3,200* CoreComm Inc...................      68,000
    13,400* Glenayre Technologies, Inc.....     205,187
     7,100* HighwayMaster Communications...      25,737
     5,000* IXC Communications, Inc........     217,968
     5,200  Inter-Tel, Inc.................      97,662
     5,400* InterVoice, Inc................      71,550
     4,300* Itron, Inc.....................      66,380
     2,750  MasTec, Inc....................      56,719
     9,000  McLeodUSA, Inc. Class A........     373,500
     2,794* Millicom International
             Cellula.......................     108,617
     6,766* NTL Inc........................     274,869
     3,200* Natural Microsystems Corp......      68,500
     1,600  North Pittsburgh Systems.......      25,200
     7,300* Omnipoint Corp.................     150,106
     1,900* Pacific Gateway Exchange, Inc..      80,988
    12,500* PageMart Wireless, Inc.
             Class A.......................     113,281
    29,700* Paging Network, Inc............     406,519
     4,400  Plantronics, Inc...............     201,300
        74  Porta Systems Corp.............         315
     7,800  Premisys Communications Inc....     194,269
     4,800  Premier Technologies, Inc......     114,600
     6,640* PriCellular Class A............      90,055
     3,500* Proxim, Inc....................      45,938
     1,200* Quintel Entertainment, Inc.....       6,525
     7,000* RCN Corp.......................     150,500
     4,900* Sanmina Corp...................     381,588
    12,400* Skytel Communications Inc......     280,550
     9,100* Symmetricom, Inc...............      57,444
     1,900* Tekelec........................      84,431
     7,700* Tel-Save Holdings, Inc.........     152,075
     3,455* Teleport Communications
             Gro Cl A......................     193,238
     4,100* Transaction Network Services...      83,538
     8,200* Vanguard Cellular
             Systems, Inc. Class A.........     147,088
    17,000* Western Wireless Corp Class A..     314,500
     8,800* WinStar Communications, Inc....     330,000
     8,600* Wireless Telecom Group.........      30,100
                                             ----------
                                              7,412,012
                                             ----------

===============================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
30                                                                 May 31, 1998
===============================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------

            TEXTILE - PRODUCTS - 0.66%
    14,200* Burlington Industries, Inc.....  $  249,388
     6,100* Cone Mills Corp................      58,713
     4,100  Culp, Inc......................      71,750
     5,500* Fabri-Centers of
             America, Inc. Class A.........     162,250
     4,750  G & K Services, Inc. Class A...     185,250
     7,650  Guilford Mills, Inc............     206,550
     6,600* Lydall, Inc....................     115,500
     8,100* Mohawk Industries, Inc.........     246,037
     3,200  Springs Industries, Inc.
             Class A.......................     179,600
     6,800  Wellman, Inc...................     163,625
                                             ----------
                                              1,638,663
                                             ----------

            TOBACCO - 0.10%
     3,000  Cons Cigar Holdings Inc........      41,437
    12,100  DIMON, Inc.....................     163,350
     3,601* General Cigar Holdings, Inc....      35,785
                                             ----------
                                                240,572
                                             ----------

            TRUCKERS - 0.68%
     7,500* American Freightways Corp......      85,781
     4,950  Arnold Industries, Inc.........      77,344
     7,800* Consolidated Freightways Corp..     115,050
     5,832  Heartland Express, Inc.........     127,575
       750* Knight Transportation, Inc.....      14,297
     5,200* Landstar System, Inc...........     175,825
     2,300* M.S. Carriers, Inc.............      68,713
     3,100  Roadway Express, Inc...........      58,319
    18,862  Rollins Truck Leasing Corp.....     226,344
     6,900* Swift Transportation Co., Inc..     153,525
     5,600  USFreightways Corp.............     176,400
     4,687  Werner Enterprises, Inc........      89,052
     3,700  Xtra Corp......................     194,250
     6,500* Yellow Corp....................     121,875
                                             ----------
                                              1,684,350
                                             ----------

            UTILITIES - COMMUNICATION - 0.24%
     9,200  Aliant Communications, Inc.....     213,325
     3,200  CFW Communications Co..........      80,000
     4,666  Commonwealth Telephone Ent.....     138,814
     5,178  PXRE Corp......................     163,107
                                             ----------
                                                595,246
                                             ----------

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                   ----------
            UTILITIES - ELECTRIC - 2.20%
     5,400  Black Hills Corp...............  $  118,463
     5,600  Cleco Corp.....................     167,650
    13,100  Central Maine Power Co.........     250,538
     3,400  CILCORP, Inc...................     149,813
     4,600  Commonwealth Energy System Co..     174,800
    31,300  Conectiv, Inc..................     639,694
     1,900  Conectiv, Inc. Class A.........      61,512
     9,300  Eastern Utilities Associates...     235,987
    15,100* El Paso Electric Co............     143,450
     4,100  Empire District Electric Co....      83,793
     6,100  Hawaiian Electric
             Industries, Inc...............     233,325
     5,600  Indiana Energy, Inc............     172,900
    17,432  Interstate Energy Corp.........     524,050
     7,525  Madison Gas & Electric Co......     159,905
     6,600  Minnesota Power Inc............     260,287
    11,600  Nevada Power Co................     276,950
     8,100  Northwestern Corp..............     195,413
     2,875  Otter Tail Power Co............      92,000
    10,400  Public Service Co.
             of New Mexico.................     225,550
    13,400  Rochester Gas & Electric Corp..     412,050
     5,950  SIG Corp, Inc..................     185,566
     2,700  TNP Enterprises, Inc...........      87,919
     8,020* Unisource Energy Corp. Hldg....     126,816
     3,700  United Illuminating Co.........     175,288
    10,500  Washington Gas Light Co........     273,656
                                             ----------
                                              5,427,375
                                             ----------

            UTILITIES - GAS, DISTRIBUTION - 0.78%
    18,600  AGL Resources, Inc.............     372,000
     2,700  Connecticut Natural Gas Corp...      62,775
     2,200  Colonial Gas Co................      62,563
     2,200  Connecticut Energy Corp........      63,938
     8,600  Energen Corp...................     174,688
     1,200  NUI Corp.......................      29,550
    12,600* National-Oilwell, Inc..........     440,212
     5,600  Northwest Natural Gas Co.......     154,000
     7,400  Piedmont Natural Gas Co., Inc..     234,487
     7,800  Public Service Co. of NC.......     165,750
     9,900  Southwestern Energy Co.........     104,568
     2,550  Yankee Energy Systems, Inc.....      61,200
                                             ----------
                                              1,925,731
                                             ----------

  NUMBER                                       MARKET
 OF SHARES                                      VALUE
 ---------                                   ----------
            UTILITIES - GAS, PIPELINE - 0.12%
     2,400  North Carolina Natural Gas.....  $   55,500
     5,900  ONEOK Inc......................     230,469
                                             ----------
                                                285,969
                                             ----------

            UTILITIES - MISCELLANEOUS - 0.52%
     4,400  Central Hudson Gas & Electric..     192,225
     7,150  MDU Resources Group, Inc.......     238,184
     3,500  Orange and Rockland Utilities..     187,031
     7,700  Sierra Pacific Resources.......     264,206
     2,900  Trigen Energy Corp.............      40,238
     5,600  WPS Resources Corp.............     175,350
     9,000* Walter Industries, Inc.........     172,125
                                             ----------
                                              1,269,359
                                             ----------

            WATER SERVICES - 0.23%
     3,000  Aquarion Co....................     100,125
     2,800  California Water
             Service Group.................      62,125
     1,900  E'Town Corp....................      65,550
     9,700  Philadelphia Suburban Corp.....     190,968
     2,150  Southern California Water Co...      46,897
     6,200  United Water Resources.........      99,588
                                             ----------
                                                565,253
                                             ----------

            TOTAL COMMON STOCKS
            (Cost $186,116,688)............ 240,043,605

   PAR
  VALUE
----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.36%

            FINANCE COMPANIES - 0.93%
$2,291,000  Ford Motor Credit Co.,
              5.45% due 06/01/98...........   2,291,000

            SECURITIES RELATED - 1.43%
            Merrill Lynch & Co.
 1,534,000    5.60% due 06/06/98...........   1,533,523
 2,000,000    5.58% due 06/02/98...........   1,999,690
                                             ----------
                                              3,533,213
                                             ----------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $5,824,213)..............   5,824,213
                                             ==========

===============================================================================
 May 31, 1998                                                                31
                SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
===============================================================================

    PAR                                         MARKET
   VALUE                                        VALUE
----------                                  -----------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.08%

            U. S. TREASURY BILLS - 0.08%
$  200,000  United States Treasury Bills,
              4.94% due 06/04/98........... $    199,918
                                            ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $199,918)................      199,918
                                            ------------

            TOTAL INVESTMENTS
            (Cost $192,140,819) - 99.55%...  246,067,736
            Other assets and liabilities,
             net - 0.45%...................    1,114,822
                                            ------------

            NET ASSETS (equivalent
             to $17.94 per share on
             13,776,917 shares
             outstanding) - 100%........... $247,182,558
                                            ============
          * Non-income producing

                                             UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   -------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value
              at 5/31/98)
   26 (2)   Russell 2000 Index Futures
             (June/$456.45)................ $   (311,225)
                                            =============

            (1) U.S. Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

            (2)  Per 500

                                              MARKET
                                              VALUE
                                           ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,776,917 shares outstanding........... $    137,769
Additional paid in capital................  174,700,392
Undistributed net realized
 gain on securities.......................   18,696,806
Undistributed net investment income.......       31,899
Unrealized appreciation (depreciation) of:
  Investments...........  $53,926,917
  Futures ..............     (311,225)       53,615,692
                          -----------      ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $247,182,558
                                           ============

================================================================================
                   SMALL CAP INDEX FUND - FINANCIAL STATEMENTS
32
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998


INVESTMENT INCOME:
Dividends ...........................................................................   $  2,784,313
Interest ............................................................................        493,266
                                                                                        ------------
  Total investment income ...........................................................      3,277,579
                                                                                        ------------

EXPENSES:
Advisory fees .......................................................................        798,980
Custodian and accounting services ...................................................         48,447
Reports to shareholders .............................................................         18,071
Audit fees and tax services .........................................................          5,971
Directors' fees and expenses ........................................................          4,511
Miscellaneous .......................................................................         20,829

  Total expenses ....................................................................        896,809
                                                                                        ------------
NET INVESTMENT INCOME ...............................................................      2,380,770
                                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ......................................................  $ 18,026,929
  Futures contracts ................................................     1,045,986        19,072,915
                                                                      ------------
Net unrealized appreciation (depreciation) during the year:
  Investments ......................................................    20,249,083
  Futures contracts ................................................      (623,225)       19,625,858
                                                                      ------------      ------------
   Net realized and unrealized gain on securities during the year ...................     38,698,773
                                                                                        ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................   $ 41,079,543
                                                                                        ============


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                                  1998               1997
                                                                             -------------      -------------
OPERATIONS:
Net investment income ..................................................     $   2,380,770      $   2,388,474
Net realized gain on securities ........................................        19,072,915         17,523,137
Net unrealized appreciation (depreciation) of securities
  during the year ......................................................        19,625,858         (6,382,053)
                                                                             -------------      -------------
  Increase in net assets resulting from operations .....................        41,079,543         13,529,558
                                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................................        (2,367,516)        (2,385,945)
Net realized gain on securities ........................................       (17,477,319)       (11,216,991)
                                                                             -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders .....................................................       (19,844,835)       (13,602,936)
                                                                             -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .......................................        39,604,509         20,665,121
Proceeds from capital stock issued for distributions reinvested ........        19,844,835         13,602,936
                                                                             -------------      -------------
                                                                                59,449,344         34,268,057
Cost of capital stock repurchased ......................................       (25,960,237)       (22,521,418)
                                                                             -------------      -------------
  Increase in net assets resulting from capital stock transactions .....        33,489,107         11,746,639
                                                                             -------------      -------------
TOTAL INCREASE IN NET ASSETS ...........................................        54,723,815         11,673,261

NET ASSETS:
Beginning of year ......................................................       192,458,743        180,785,482
                                                                             -------------      -------------
End of year (including undistributed net investment income
  of $31,899 and $18,645) ..............................................     $ 247,182,558      $ 192,458,743
                                                                             =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...........................................         2,173,506          1,339,448
Shares issued for distributions reinvested .............................         1,157,942            890,371
Shares of capital stock repurchased ....................................        (1,447,855)        (1,465,127)
                                                                             -------------      -------------
  Increase in shares outstanding .......................................         1,883,593            764,692
Shares outstanding:
  Beginning of year ....................................................        11,893,324         11,128,632
                                                                             -------------      -------------
  End of year ..........................................................        13,776,917         11,893,324
                                                                             =============      =============

================================================================================
              INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  33
================================================================================


  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         COMMON STOCKS - 98.63%
         AIRLINES - 0.89%
  4,100  British Airways plc - ADR...... $   431,013
 40,000* Japan Air Lines Co. Ltd........     102,535
 25,000  Lufthansa Ag...................     624,912
 60,000  Malay Airline System Bhd.......      35,889
 35,000  Singapore Airlines.............     194,386
                                         -----------
                                           1,388,735
                                         -----------

         APPAREL & PRODUCTS - 0.16%
 20,000  Onward Kashiyama Co., Ltd......     248,393
                                         -----------


         APPLIANCES/FURNISHINGS - 1.72%
  4,200  Matsushita Electric Industrial
          Co.Ltd. - ADR.................     656,250
 10,000  Philips Electronics NV.........     950,250
 33,000  Sanyo Electric Co. Ltd.........      94,599
  3,400  Sanyo Electric Co. Ltd. - ADR..      49,725
 10,970  Sony Corp - ADR................     919,423
                                         -----------
                                           2,670,247
                                         -----------

         AUTO - CARS - 3.99%
 15,000  Daimler-Benz AG - ADR..........   1,483,125
 50,000  Fiat S.p.A.....................     223,834
 16,500  Fiat S.p.A. - ADR..............     368,156
 12,500  Honda Motor Co., Ltd. - ADR....     831,250
 35,000  Nissan Motor Co., Ltd..........     106,145
 18,000  Nissan Motor Co., Ltd. - ADR...     112,500
    500  Peugeot Citroen SA.............      97,693
 78,000  Toyota Motor Corp..............   1,931,836
    500  Volkswagen Ag..................     405,493
 20,000  Volvo AB.......................     639,251
                                         -----------
                                           6,199,283
                                         -----------

         AUTO - ORIGINAL EQUIPMENT -
         0.06%
 25,000  Calsonic Corp..................      88,996
                                         -----------

         AUTO - REPLACEMENT PARTS -
         1.03%
 26,000  Bridgestone Corp...............     593,256
  5,550  Denso Corp.....................     376,501
 10,093  Michelin (CGDE) Class B........     624,508
                                         -----------
                                           1,594,265
                                         -----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         BANKS - OTHER - 13.32%
 60,000  AMMB Holdings BHD.............. $    53,365
 50,000  Asahi Bank Ltd.................     188,100
  3,190  Asahi Bank Ltd. - ADR..........     119,943
126,000  Bank of Tokyo - Mitsubishi.....   1,296,484
 68,000  Bank of Yokohama Ltd...........     165,961
  2,296  Bank of Yokohama Ltd. - ADR....      56,006
 38,287  Barclays plc...................   1,021,809
 11,977  Bco Comm Portugues.............     396,588
 25,000  Bco Santander..................   1,258,660
  7,000  Bco Totta E Acores.............     259,075
 40,000  Chiba Bank Ltd.................     142,393
108,000  Commerce Asset Holding.........      57,017
 11,250  Commerce Asset Holding
          (Warrants)....................       1,082
  6,300  Den Danske Bank AF 1871 - ADR..     783,819
 27,500  Deutsche Bank AG - ADR.........   2,369,315
 13,000  Development Bank of Singapore
          Ltd...........................      78,411
 14,987  Development Bank of Singapore
          Ltd. - ADR....................     361,692
 17,000  Dresdner Bank AG - ADR.........     956,420
 10,000  Foreningssparbk................     300,486
 25,000  Hang Seng Bank.................     186,314
  2,180  HSBC Holdings plc - ADR........     528,894
 15,000  Industrial Bank of Japan Ltd...      92,064
 25,000* Ist Bc S.Paolo To..............     391,780
 13,500  Istituto Mobiliare Italiano
          S.p.A. - ADR..................     690,187
 48,000  Joyo Bank......................     170,525
147,654  Lloyds TSB Group plc...........   2,145,149
 60,000* Malayan Bk Bhd.................      84,261
 31,435  National Australia Bank Ltd....     435,931
  9,319  National Australia Bank Ltd. -
          ADR...........................     642,429
 10,591  National Westminster Bank plc..     193,575
  2,500  Paribas Banque.................     254,889
250,000  RHB Capital BHD................     136,534
 50,000  RHB Capital BHD (Warrants).....       7,672
 20,598  Royal Bank Scot Group..........     347,866
 98,000  Sakura Bank Ltd................     290,837
  2,000  Schweiz Bankverein.............     722,241
 30,000  Shizuoka Bank..................     324,500
 74,000  Sumitomo Bank..................     691,963
 26,000  Tokai Bank.....................     143,996
  2,225  Tokai Bank - ADR...............     246,321
  1,000  Union Bank of Switzerland AG...   1,680,729
 13,300  Westpac Banking Corp. Ltd. -
          ADR...........................     438,900
                                         -----------
                                          20,714,183
                                         -----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         BEVERAGE - BREWERS/
         DISTRIBUTORS - 1.38%
 34,642* Bass........................... $   636,534
 60,500  Diageo.........................     684,292
 16,000  Kirin Brewery Co., Ltd.........     148,921
 12,000  LVMH (Moet Hennessy Louis
          Vuitton) - ADR................     508,500
 45,000  Sapporo Breweries..............     170,590
                                         -----------
                                           2,148,837
                                         -----------

         BROADCASTING - 0.48%
 50,000  British Sky Broadcasting Group
          plc...........................     351,976
    764  Canal Plus.....................     138,677
 40,000  Mediaset.......................     256,542
                                         -----------
                                             747,195
                                         -----------

         BUILDING MATERIALS - 1.90%
 20,000  Asahi Glass Co. Ltd............     108,022
  1,223  Cie De St Gobain...............     241,207
 31,072  CRH plc........................     447,547
  2,505  Fletcher Challenge Building
          Division......................      41,959
  2,700  Glaverbel SA...................     399,973
    725  Holderbank Finance Glarus......     926,865
 40,000  Inax Corp......................     135,750
    343* Lafarge........................      34,971
  4,116  Lafarge SA.....................     417,585
 15,000  Tostem Corp....................     192,360
                                         -----------
                                           2,946,239
                                         -----------

         CHEMICAL - MAJOR - 1.36%
 25,000  BASF AG........................   1,158,750
 10,000  Bayer AG.......................     478,072
 10,000  Bayer AG - ADR.................     478,462
                                         -----------
                                           2,115,284
                                         -----------

         CHEMICAL - MISCELLANEOUS - 1.84%
 13,603  Air Liquide - ADR..............     536,136
  5,100  Akzo Nobel N V- ADR............     533,587
 23,420  BOC Group plc..................     371,044
  7,500  Degussa Ag.....................     478,773
  6,000  Imperial Chemical Industries
          plc - ADR.....................     447,750
 13,100  Shin Etsu Chemical Co..........     243,574
 50,000  Toray Industries Inc...........     249,115
                                         -----------
                                           2,859,979
                                         -----------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
34                                                                  May 31, 1998
================================================================================


  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         CONGLOMERATES - 1.21%
  6,890  Broken Hill Proprietary Co.
          Ltd. - ADR....................  $  118,422
 34,942* Btr............................     115,140
 15,408* Btr Plc........................     211,860
 30,000  Hutchison Whampoa..............     156,794
  3,300  Itochu Corp. - ADR.............      74,305
 71,250  Keppel Corp. Ltd...............     142,117
 26,875  Keppel Corp. Ltd. - ADR........     107,242
  8,157  Lagardere Groupe...............     358,564
 70,000  Marubeni Corp..................     141,527
  3,200  Marubeni Corp. - ADR...........      64,663
 22,000  Mitsubishi Corp................     132,804
 50,000  Mitsui & Co....................     256,336
                                          ----------
                                           1,879,774
                                          ----------

         CONSUMER FINANCE - 0.03%
 37,000  Nippon Shinpan Co..............      49,960
                                          ----------

         COSMETICS/TOILETRIES - 1.44%
  1,100  Loreal Co......................     546,231
 15,400  Loreal Co. - ADR...............   1,529,505
 14,490  Shiseido Ltd. - ADR............     168,359
                                          ----------
                                           2,244,095
                                          ----------

         DRUGS - 7.80%
 26,666  Astra AB.......................     535,885
 47,900  Glaxo Wellcome plc - ADR.......   2,583,606
  7,700  Kissei Pharmaceutical Co.......      97,577
  1,600  Novartis Ag....................   2,708,606
  5,000  Ono Pharmaceutical.............     111,560
    200  Roche Holdings AG..............   2,056,699
 10,000  Sankyo Co. Ltd.................     241,173
148,897  Smithkline Beecham.............   1,613,590
 35,000  Takeda Chemical Industries Ltd.     904,759
 30,900  Zeneca Group plc - ADR.........   1,278,488
                                          ----------
                                          12,131,943
                                          ----------

         ELECTRICAL EQUIPMENT - 1.52%
  1,000  Barco..........................     255,776
 15,000  Fanuc..........................     552,387
 30,000  Fujikura.......................     136,905
 84,000  General Electric plc...........     688,730
 10,400  General Electric plc - ADR.....      85,262
 10,000  Murata Manufacturing Co........     289,552
  3,400  Sumitomo Electric Industries
          Ltd.- ADR.....................     355,054
                                          ----------
                                           2,363,666
                                          ----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         ELECTRONIC INSTRUMENTS - 2.60%
 50,000  Hitachi Ltd....................  $  329,627
  8,550  Hitachi Ltd. - ADR.............     567,506
  6,000  Kyocera Corp...................     292,873
 25,000  NEC Corp.......................     254,531
  5,100  NEC Corp. - ADR................     260,100
 50,000  Racal Electronics plc..........     307,877
  7,110  Schneider SA...................     601,314
  8,000  Siemens AG.....................     516,520
 12,000  Siemens AG - ADR...............     775,412
 25,000  Yokogawa Electric..............     129,251
                                          ----------
                                           4,035,011
                                          ----------

         FINANCE COMPANIES - 2.94%
 20,000  Abbey National.................     357,040
 63,000  ABN Amro Holdings N V..........   1,525,621
    126  Dekia France...................      17,121
  8,182  Fortis Amev NV.................     490,664
 20,180  ING Groep NV...................   1,385,772
  3,984  Societe Generale...............     789,076
                                          ----------
                                           4,565,294
                                          ----------

         FOODS - 3.29%
 25,000  Ajinomoto Inc..................     210,304
  1,900  Ajinomoto Inc. - ADR...........     159,744
 22,084  Cadbury Schweppes plc..........     337,791
  3,929  Cadbury Schweppes plc - ADR....     240,651
 31,794  Coca Cola Amatil Ltd...........     233,954
 10,000  Daiei, Inc.....................      28,161
 11,500  Daiei, Inc. - ADR..............      63,250
100,000  Golden Hope Plantations........     109,227
  1,000  Groupe Danone..................     269,263
 30,000  Nestle S A - ADR...............   3,218,862
 30,750  Tate & Lyle plc................     250,116
                                          ----------
                                           5,121,323
                                          ----------

         FOOTWEAR - 0.17%
  1,500  Adidas AG......................     264,817
                                          ----------

         FREIGHT - 0.67%
 98,000  Mitsui Osk Lines Ltd...........     150,018
 40,000  Nippon Yusen Kabushiki Kaish...     138,349
  8,570  Nippon Yusen Kabushiki Kaish -
           ADR..........................     296,253
 33,599  P & O Steam Navigation.........     462,890
                                          ----------
                                           1,047,510
                                          ----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------

         HOME BUILDERS - 0.27%
 15,000  Daiwa House Industry Co. Ltd...  $  116,868
    214* Sekisui Homes Ltd. - ADR.......      15,830
 20,000  Sekisui House, Ltd.............     148,025
  3,000  Skanska Ab.....................     141,630
                                          ----------
                                             422,353
                                          ----------

         HOSPITAL SUPPLIES - 0.65%
  2,000  Novo-Nordisk A/S...............     314,803
  8,800  Novo-Nordisk A/S - ADR.........     690,800
                                          ----------
                                           1,005,603
                                          ----------

         HOUSEHOLD PRODUCTS - 0.88%
  7,000  Katokichi Co...................      77,991
 16,400  Unilever N V - ADR..............  1,294,575
                                          ----------
                                           1,372,566
                                          ----------

         INFORMATION PROCESSING - 1.03%
 14,000  Fujitsu Ltd....................     160,734
  7,200  Fujitsu Ltd. - ADR.............     413,091
  2,000  SAP AG.........................   1,033,487
                                          ----------
                                           1,607,312
                                          ----------

         INSURANCE -  CASUALTY - 0.29%
 25,000  Mitsui Marine & Fire...........     122,752
 50,000  Nippon Fire & Marine
          Insurance.....................     191,350
 25,000  Sumitomo Marine & Fire.........     138,999
                                          ----------
                                             453,101
                                          ----------

         INSURANCE - LIFE - 1.19%
 66,911  Irish Life plc.................     549,708
 15,240  Prudential plc - ADR...........   1,010,849
 20,000* Skandia Forsakring.............     292,192
                                          ----------
                                           1,852,749
                                          ----------

         INSURANCE - MULTILINE - 3.79%
  3,000  Allianz AG.....................     948,298
     88* Allianz AG.....................      27,570
 27,313  Assic Generali.................     877,807
 10,962  AXA UAP........................   1,247,722
  1,500  Munchener Ruckvers.............     681,379
 55,267  Royal Sun Alliance.............     586,288
154,095  Sedgwick Group plc.............     372,492
    500  Swiss Reinsurance AG...........   1,151,873
                                          ----------
                                           5,893,429
                                          ----------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  35
================================================================================


  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         LEISURE TIME - 1.16%
 20,000  Canon, Inc. - ADR.............. $   470,000
 15,000  Fuji Photo.....................     507,979
 53,882  Ladbroke Group plc.............     304,499
 88,050  Rank Group.....................     513,409
                                         -----------
                                           1,795,887
                                         -----------

         LODGING - 0.15%
297,916  Hong Kong & Shanghai Hotels....     159,550
 22,916* Hong Kong & Shanghai Hotels
          (Warrants)....................          29
180,000  Hotel Properties...............      65,572
                                         -----------
                                             225,151
                                         -----------

         MACHINE TOOLS - 0.39%
 35,000  Amada Co., Ltd.................     176,908
 16,000  Makita Corp. - ADR.............     167,000
 25,000  Minebea Co. Ltd................     256,517
                                         -----------
                                             600,425
                                         -----------

         MACHINERY - CONSTRUCTION &
         CONTRACTS - 0.75%
  3,501* Algeco.........................     377,427
  2,000  Groupe Gtm.....................     186,528
  2,000  Jean Lefebvre SA...............     165,134
 52,000  Kajima Corp....................     139,678
  2,340  Kajima Corp. - ADR.............      62,821
 80,000  Kumagai Gumi Co................      40,263
 16,000* Kumagai Gumi Co. (Warrants)....          21
 70,000  Shimizu Corp...................     192,072
                                         -----------
                                           1,163,944
                                         -----------

         MACHINERY - INDUSTRIAL/
         SPECIALTY - 2.62%
 10,000  Atlas Copco AB Series A........     289,641
    125  Bobst SA.......................     236,247
 61,056* British Aerospace..............     541,495
  8,000  Ebara Corp.....................      71,687
  2,530  Ebara Corp. - ADR..............     226,589
100,000  Halma plc......................     209,063
 50,000  Kawasaki Heavy Industries......      93,509
 70,000  Kubota Corp....................     169,326
  1,350  Kubota Corp. - ADR.............      67,162
    750  Man AG.........................     298,445
  1,000  Mannesmann AG..................     978,002

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         MACHINERY - INDUSTRIAL/
         SPECIALTY - Continued
    612  Rauma Oy....................... $    12,639
 49,662  Rolls Royce....................     236,647
 25,367  Siebe plc......................     635,980
                                         -----------
                                           4,066,432
                                         -----------

         MEDICAL TECHNOLOGY - 0.02%
 20,000* Instrumentation Laboratory
          S. p. A. .....................      32,500
                                         -----------

         MERCHANDISE - SPECIALTY - 1.22%
 42,487  BAA plc........................     507,617
 10,000  Esselte AB Series B............     234,775
 35,000  Great Universal Stores plc.....     497,626
 10,000  Hennes and Mauritz.............     561,418
  1,500  Herlitz AG.....................      94,157
                                         -----------
                                           1,895,593
                                         -----------

         MERCHANDISING -
         DEPARTMENT - 0.99%
    500  Karstadt AG....................     261,314
 15,000  Marks & Spencer plc............     133,768
 15,033  Marks & Spencer plc - ADR......     804,559
 16,000  Marui Co., Ltd.................     245,505
 36,000  Mitsukoshi Ltd.................      91,761
    200  Mitsukoshi Ltd. - ADR..........       5,095
                                         -----------
                                           1,542,002
                                         -----------

         MERCHANDISING - FOOD - 1.47%
 15,607  Ahold Kon Nv...................     492,800
  1,550  Carrefour SA...................     947,150
 10,000* Delhaize-Le Lion, S.A..........     686,328
 15,000  Melco International Development
          Limited.......................       1,452
 10,000  Uny Co. Ltd....................     150,913
                                         -----------
                                           2,278,643
                                         -----------

         MERCHANDISING - MASS - 0.65%
  4,356  Familymart Co..................     163,559
 10,200  Ito-Yokado Co. Ltd. - ADR......     504,900
  6,500  Jeronimo Martins Sgps..........     293,416
 20,000  Seiyu Ltd......................      42,747
                                         -----------
                                           1,004,622
                                         -----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         METALS - MISCELLANEOUS - 0.93%
    200* Alusuisse Lonza Holdings.......  $  268,646
 37,410  NMC............................     117,140
109,658  North Ltd......................     255,465
  8,062  Rio Tinto Limited..............     388,700
  6,432  Rio Tinto plc..................      80,419
  6,700  Rio Tinto plc..................     338,350
                                          ----------
                                           1,448,720
                                          ----------

         METALS - STEEL - 0.98%
    500  Bekaert SA.....................     394,469
 36,700  British Steel plc..............      90,812
  2,000  British Steel plc - ADR........      50,875
 50,000  Cockerill Sambre...............     297,635
 60,000  Kawasaki Steel.................      96,180
  5,420  Kawasaki Steel - ADR...........      86,836
 78,000  Sumitomo Metal Industries Ltd..     121,092
 50,000  Sumitomo Metal Mining..........     212,290
  2,000* Vallourec Usin.................     169,480
                                         -----------
                                           1,519,669
                                         -----------

         MISCELLANEOUS - 0.39%
 30,000  Rexam..........................     152,142
  8,000  Secom Co.......................     454,618
                                         -----------
                                             606,760
                                         -----------

         OIL - INTEGRATED
         INTERNATIONAL - 6.05%
 27,405  British Petroleum Co. PLC - ADR   2,428,768
 20,946  Elf Aquitaine SA - ADR.........   1,436,110
225,000  Eni S.p.A......................   1,590,870
 10,000  Repsol S A - ADR...............     547,500
 40,392  Royal Dutch Pete Co............   2,264,477
  9,207  Total..........................   1,143,373
                                         -----------
                                           9,411,098
                                         -----------

         OIL/GAS PRODUCERS - 0.56%
  2,505  Fletcher Challenge Energy
          Division......................     78,125
  3,500  Norsk Hydro A/S - ADR..........     157,281
  3,000  OMV AG.........................     434,187
 62,500  Santos Ltd.....................     205,488
                                         -----------
                                             875,081
                                         -----------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
36                                                                  May 31, 1998
================================================================================


  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         PAPER/FOREST PRODUCTS - 0.92%
150,801  Fletcher Challenge Forest Ltd..  $   92,902
  4,326  Fletcher Challenge Ltd. - ADR..      27,578
  5,010  Fletcher Challenge Paper
          Division......................      65,756
 22,000  New Oji Paper Co., Ltd.........      92,931
    300  New Oji Paper Co., Ltd. - ADR..      12,666
 60,000  Nippon Paper Industries........     259,080
 15,000  Stora Kopparbergs..............     243,068
 22,000  UPM - Kymmene Corp.............     637,693
                                          ----------
                                           1,431,674
                                          ----------

         PUBLISHING - NEWS - 0.76%
 50,651  Independent Newspapers plc.....     318,596
 22,500  News Corp Ltd. - ADR...........     554,062
 21,379  United News & Media plc........     307,456
                                          ----------
                                           1,180,114
                                          ----------

         PUBLISHING/PRINTING - 0.68%
 43,333  Reuters Group..................     497,200
 20,000  Trelleborg Ab..................     283,261
  2,020  Wolters Kluwer NV..............     283,757
                                          ----------
                                           1,064,218
                                          ----------

         RAILROAD - 0.59%
 30,000  Fukuyama Transporting Co.......     117,843
  9,218  Nagoya Railroad Co. Ltd. - ADR.     274,746
101,970  Odakyu Electric Railway Co.
          Ltd. .........................     332,071
 60,000  Tokyu Corp.....................     197,126
                                          ----------
                                             921,786
                                          ----------

         REAL ESTATE - 1.33%
  6,000* Asticus Ab.....................      66,605
 12,000  Diligentia.....................     110,242
 41,427  Hammerson plc..................     356,583
240,000  Hang Lung Development Co.......     247,774
 43,000  Mitsubishi Estate Co. Ltd......     377,868
 35,000  Mitsui Fudosan.................     283,306
 26,163  New World Development Co.......      61,786
 83,597  Sun Hung Kai Properties Ltd....     403,475
128,000  Wharf (Holdings) Ltd...........     163,531
                                          ----------
                                           2,071,170
                                          ----------

  NUMBER                                    MARKET
 OF SHARES                                  VALUE
-----------                              -----------
         SECURITIES RELATED - 0.59%
 25,000  Daiwa Securities Co. Ltd.......  $   95,133
 46,000  Mitsubishi Trust & Banking
          Corp. ........................     408,549
  3,800  Nomura Securities Co. Ltd. -
          ADR ..........................     414,102
160,000* Peregrine Investment Holdings
          Ltd. .........................           0
  6,000* Yamaichi Securities Co. Ltd. -
          ADR...........................           0
                                          ----------
                                             917,784
                                          ----------

         TELECOMMUNICATIONS - 10.20%
  2,000* Alcatel Alst Cge...............     427,879
 35,550  British Telecommunications
          plc. .........................     371,028
 13,379  British Telecommunications
          plc - ADR ...................    1,396,433
 45,924  Cable & Wireless plc...........     520,179
 30,000  Deutsche Telekom...............     804,540
 30,400  Ericsson LMTEL Co Class B - ADR     847,400
 10,000* France Telecom.................     560,087
 40,600  Hong Kong Telecommunications
          Ltd. - ADR....................     738,412
 15,621  Kon Ptt Nederland..............     873,076
  5,000* Netcom Asa.....................     126,080
    300  Nippon Tel+Tel Cp..............   2,469,493
 14,000* Nokia Ab Oy....................     908,672
  2,600  Telecom Corp. of New Zealand
          Ltd. - ADR....................      95,063
250,000  Telecom Italia Mobile..........   1,478,242
186,111* Telecom Italia Spa.............   1,406,419
 14,000  Telefonica de Espana...........     625,404
  6,290  Telefonica de Espana - ADR.....     846,005
115,000  Telekom Malaysia Berhad........     263,185
 10,000  Vodafone Group plc - ADR.......   1,098,750
                                          ----------
                                          15,856,347
                                          ----------

         TEXTILE - PRODUCTS - 0.46%
 20,000  Courtaulds Textiles plc........      95,711
 30,000* Marzotto & Figli S.p.A.........     460,751
 15,000  Wacoal Corp....................     151,636
                                          ----------
                                             708,098
                                          ----------

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 ------------
         TOBACCO - 0.76%
 77,759  B.A.T.  Industries plc.........    $    700,426
 20,100  B.A.T.  Industries plc - ADR...         371,850
 32,000  Swedish Match AB...............         112,692
                                            ------------
                                               1,184,968
                                            ------------

         UTILITIES - COMMUNICATION - 0.17%
  1,500  Telecel Comuni Pes.............         262,798
                                            ------------

         UTILITIES - ELECTRIC - 3.91%
 55,000  Clp Holdings...................         237,063
 48,000  Endesa S A.....................       1,152,000
  6,500  Hidroel Cantabrico.............         304,520
 30,000  Iberdrola SA...................         494,886
 16,600  Kansai Electric Power Co. Inc..         264,301
 60,000  National Power.................         558,589
  4,000  Oesterreichisch
          Elektrizitatswirt Schafts -
          AG Class A....................         469,632
 10,000  RWE AG - ADR...................         531,189
 48,488  Scottish Power plc.............         437,951
 95,000  Tenaga Nasional Berhad.........         156,884
 25,200  Tokyo Electric Power...........         482,201
 15,000  VEBA AG........................         985,288
                                            ------------
                                               6,074,504
                                            ------------

         UTILITIES - GAS, DISTRIBUTION - 0.32%
 44,117  Bg.............................         227,518
127,000  Osaka Gas Co...................         274,193
                                            ------------
                                                 501,711
                                            ------------

         WATER SERVICES - 1.71%
 21,503  Hyder plc......................         343,131
 26,385  Thames Water plc...............         428,576
 43,780  United Utilities plc...........         593,499
  6,349* Vivendi........................       1,275,531
 10,196  Vivendi (Warrants).............          17,723
                                            ------------
                                               2,658,460
                                            ------------

         TOTAL COMMON STOCKS
         (Cost $115,663,437)............     153,332,301
                                            ------------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  37
================================================================================


   PAR                                         MARKET
  VALUE                                        VALUE
-----------                                 ------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.14%

            U.S. TREASURY BILLS - 0.14%
$ 225,000   United States Treasury Bills:
             4.94% due 6/4/98.............. $    199,917
             4.85% due 6/4/98..............       24,990
                                            ------------

            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $224,907)................      224,907
                                            ------------

            TOTAL INVESTMENTS
            (Cost $115,888,344) - 98.77%...  153,557,208
            Other assets and liabilities,
             net - 1.23%...................    1,911,959
                                            ------------

            NET ASSETS (equivalent
             to $11.95 per share on
             13,009,276 shares
             outstanding) - 100%........... $155,469,167
                                            ============


          * Non-income producing

                                             UNREALIZED
 CONTRACTS                                  DEPRECIATION
-----------                                 ------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at
              5/31/98)
   30 (2)   Nikkei 225 Futures
             (June/$113.22)................ $  (121,309)
                                            ===========

            (1) U.S. Treasury Bills with a market value of approximately
                $225,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

            (2) Per 500

                                               MARKET
                                               VALUE
                                            ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 13,009,276 shares outstanding................. $    130,093
Additional paid in capital.....................  106,757,575
Undistributed net realized gain on
 securities....................................   10,593,190
Undistributed net investment income............      468,817
Unrealized appreciation (depreciation) of:
 Investments................... $ 37,668,864
 Futures ......................     (121,309)
 Foreign currency translation..      (28,063)     37,519,492
                                ------------   -------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING.................................. $ 155,469,167
                                               =============

================================================================================
               INTERNATIONAL EQUITIES FUND - FINANCIAL STATEMENTS
38
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $465,853).............   $ 3,358,662
Interest.............................................................       489,661
                                                                        -----------
  Total investment income............................................     3,848,323
                                                                        -----------

EXPENSES:
Advisory fees........................................................       582,798
Custodian and accounting services....................................        32,720
Reports to shareholders..............................................        10,913
Audit fees and tax services..........................................         3,182
Directors' fees and expenses.........................................         3,684
Insurance............................................................         2,555
Miscellaneous........................................................        32,300
                                                                        -----------
  Total expenses.....................................................       668,152
                                                                        -----------
NET INVESTMENT INCOME................................................     3,180,171
                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments..........................................  $11,174,773
  Foreign currency translations........................     (153,279)
  Futures contracts....................................      (93,539)    10,927,955
                                                         -----------
Net unrealized appreciation (depreciation)
  during the year:
  Investments..........................................    1,952,789
  Foreign currency translation.........................      (52,149)
  Futures contracts....................................     (423,327)     1,477,313
                                                         -----------    -----------
   Net realized and unrealized gain on securities and
     foreign currencies during the year..............................    12,405,268
                                                                        -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $15,585,439
                                                                        ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                              1998             1997
                                                        --------------   --------------

OPERATIONS:
Net investment income..................................  $   3,180,171   $    3,339,991
Net realized gain on securities and foreign
  currency transactions................................     10,927,955        6,077,411
Net unrealized appreciation of securities and
  translation of foreign currencies during
  the year.............................................      1,477,313        3,956,886
                                                        --------------   --------------
   Increase in net assets resulting from operations....     15,585,439       13,374,288
                                                        --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................     (3,388,878)      (3,206,176)
Net realized gain on securities........................     (4,595,687)      (6,030,686)
                                                        --------------   --------------
  Decrease in net assets resulting from distributions
   to shareholders.....................................     (7,984,565)      (9,236,862)
                                                        --------------   --------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................     58,848,665       74,488,255
Proceeds from capital stock issued for distributions
  reinvested...........................................      7,984,565        9,236,862
                                                        --------------   --------------
                                                            66,833,230       83,725,117
Cost of capital stock repurchased......................   (100,401,920)    (112,684,896)
                                                        --------------   --------------
  Decrease in net assets resulting from capital
    stock transactions.................................    (33,568,690)     (28,959,779)
                                                        --------------   --------------
TOTAL DECREASE IN NET ASSETS...........................    (25,967,816)     (24,822,353)

NET ASSETS:
Beginning of year......................................    181,436,983      206,259,336
                                                        --------------   --------------
End of year (including undistributed net investment
  income of $468,817 and $448,887)..................... $  155,469,167   $  181,436,983
                                                        --------------   --------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...........................      5,111,681        6,846,567
Shares issued for distributions reinvested.............        728,332          848,956
Shares of capital stock repurchased ...................     (8,688,179)     (10,334,613)
                                                        --------------   --------------
  Decrease in shares outstanding.......................     (2,848,166)      (2,639,090)
Shares outstanding:
  Beginning of year....................................     15,857,442       18,496,532
                                                        --------------   --------------
  End of year..........................................     13,009,276       15,857,442
                                                        ==============   ==============

================================================================================
                      GROWTH FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  39
================================================================================


    NUMBER                                     MARKET
  OF SHARES                                    VALUE
  ---------                                 ------------

            COMMON STOCKS - 96.64%

            ADVERTISING - 3.86%
   415,000* ADVO, Inc...................... $ 10,400,937
   330,000* Catalina Marketing Corp........   14,932,500
   570,000* Outdoor Systems Inc............   17,100,000
                                            ------------
                                              42,433,437
                                            ------------

            AUTO - CARS - 0.73%
   330,000* Avis Rent A Car Inc............    8,002,500
                                            ------------

            AUTO - REPLACEMENT PARTS - 1.89%
   625,000* AutoZone, Inc..................   20,781,250
                                            ------------

            BANKS - REGIONAL - 2.59%
   200,000  BANC ONE CORP..................   11,025,000
   450,000  Norwest Corp...................   17,493,750
                                            ------------
                                              28,518,750
                                            ------------

            BROADCASTING - 7.56%
   195,000  CBS Corp.......................    6,191,250
   285,000* Chancellor Media Corp.
              Class A......................   11,916,588
   625,000  Comcast Corp. Class A Special..   21,425,812
   225,000* Jacor Communications, Inc......   11,896,875
   520,000* Sinclair Broadcast Group, Inc..   13,227,500
   559,350* Tele-Comm Liberty Media Group
             Class A.......................   18,458,550
                                            ------------
                                              83,116,575
                                            ------------

            ENTERTAINMENT - 3.27%
   280,000  Carnival Corp. Class A.........   18,970,000
   150,000  Walt Disney Co.................   16,968,750
                                            ------------
                                              35,938,750
                                            ------------

            FINANCE COMPANIES - 1.29%
   190,000  Associates First Capital Corp..   14,214,375
                                            ------------

            FINANCIAL SERVICES - 1.76%
   560,000  CIT Group Inc..................   17,640,000
    60,000  Heller Financial Inc...........    1,672,500
                                            ------------
                                              19,312,500
                                            ------------

            GOVERNMENT SPONSORED - 3.59%
   460,000  Federal Home Loan Mortgage
             Corp. ........................   20,930,000
   220,000  Federal National Mortgage
             Association...................   13,172,500


    NUMBER                                     MARKET
  OF SHARES                                    VALUE
  ---------                                 ------------
            GOVERNMENT SPONSORED - Continued
   135,000  SLM Holding Corp............... $  5,391,562
                                            ------------
                                              39,494,062
                                            ------------

            FUNERAL SERVICES - 2.04%
   550,000  Service Corp. International....   22,481,250
                                            ------------

            HEALTHCARE - 6.24%
   275,000  Cardinal Health, Inc...........   24,509,375
   550,000  PhyCor, Inc....................    9,281,250
   700,000* Quorum Health Group Inc........   21,043,750
   450,000* Total Renal Care Holdings......   13,809,375
                                            ------------
                                              68,643,750
                                            ------------

            HOSPITAL MANAGEMENT - 1.27%
   600,000* Concentra Managed Care, Inc....   14,025,000
                                            ------------

            HOUSEHOLD PRODUCTS - 0.27%
    90,000  ServiceMaster Co...............    2,975,625
                                            ------------

            HUMAN RESOURCES - 4.05%
   200,000* Accustaff, Inc.................    6,587,500
   685,000* Interim Services Inc...........   19,907,813
   600,000* Metamor Worldwide, Inc.........   18,018,780
                                            ------------
                                              44,514,093
                                            ------------

            INFORMATION PROCESSING - 11.80%
   660,000* Acxiom Corp....................   14,272,500
   470,000* Affiliated Computer Services
             Class A.......................   15,656,875
   415,000* BISYS Group, Inc...............   15,406,875
 1,000,000* Cendant Corp...................   21,687,500
   550,000  First Data Corp................   18,287,500
   410,000* Galileo International Inc......   16,143,750
   337,500  Paychex, Inc...................   12,150,000
   475,000* SunGard Data Systems, Inc......   16,209,375
                                            ------------
                                             129,814,375
                                            ------------

            INSURANCE - MISCELLANEOUS - 1.79%
   300,000  Ace Limited....................   10,687,500
   150,000  MGIC Investment Corp...........    8,990,625
                                            ------------
                                              19,678,125
                                            ------------


    NUMBER                                     MARKET
  OF SHARES                                    VALUE
  ---------                                 ------------
            INSURANCE - MULTILINE - 2.28%
    36,300* Fairfax Financial Hldgs Ltd.... $ 14,002,747
   182,500  Travelers Group, Inc...........   11,132,500
                                            ------------
                                              25,135,247
                                            ------------

            LEISURE TIME - 1.46%
   185,500* Mirage Resorts, Inc............    3,860,719
   230,000* Premier Parks, Inc.............   12,218,750
                                            ------------
                                              16,079,469
                                            ------------

            LODGING - 1.80%
   700,000* Extended Stay America, Inc.....    7,700,000
   385,000  Hilton Hotels Corp.............   12,103,437
                                            ------------
                                              19,803,437
                                            ------------

            MERCHANDISE - SPECIALTY - 13.04%
   410,000  Circuit City Stores, Inc.......   17,373,750
   440,000* Cole National Corp. Class A....   17,077,500
   960,300* Corporate Express, Inc.........   11,133,526
   320,000* CostCo Companies, Inc..........   18,520,000
   660,000* General Nutrition Cos., Inc....   20,831,250
   235,000  Home Depot, Inc................   18,462,188
   306,300  Ikon Office Solutions Inc......    6,489,731
   250,000* Kohl's Corp....................   11,890,625
   760,000* Viking Office Products, Inc....   21,731,288
                                            ------------
                                             143,509,858
                                            ------------

            MERCHANDISING - FOOD - 1.46%
   440,000* Safeway, Inc...................   16,032,500
                                            ------------

            MERCHANDISING - MASS - 1.56%
   400,000* Fred Meyer, Inc................   17,200,000
                                            ------------

            MISCELLANEOUS - 0.44%
   215,000* Corrections Corp. of America...    4,891,250
                                            ------------

            OIL - SERVICES - 3.62%
   155,000  Camco International, Inc.......   10,811,250
   100,000  Schlumberger Ltd...............    7,806,250
   185,000* Smith International, Inc.......    9,076,563
   140,000* Western Atlas Inc..............   12,118,750
                                            ------------
                                              39,812,813
                                            ------------

================================================================================
                      GROWTH FUND - STATEMENT OF NET ASSETS
40                                                                  May 31, 1998
================================================================================


    NUMBER                                     MARKET
  OF SHARES                                    VALUE
  ---------                                --------------

            POLLUTION CONTROL - 3.63%
   395,000* Republic Industries, Inc...... $    9,726,875
   640,000* USA Waste Services, Inc.......     30,200,000
                                           --------------
                                               39,926,875
                                           --------------

            PUBLISHING - NEWS - 1.09%
   180,000  Tribune Co....................     12,037,500
                                           --------------

            RESTAURANTS - 1.63%
   485,000* Outback Steakhouse Inc........     17,884,375
                                           --------------

            SECURITIES RELATED - 3.37%
   560,000  Franklin Resources, Inc.......     27,370,000
   125,000  Morgan Stanley, Dean Witter,
             Discover and Co..............      9,757,813
                                           --------------
                                               37,127,813
                                           --------------

            TELECOMMUNICATIONS - 6.26%
   550,000* Airtouch Communications, Inc..     26,193,750
   950,000* Paging Network, Inc...........     13,003,125
   114,700* 360 Communications Co.........      3,276,119
   600,000* Western Wireless Corp
              Class A.....................     11,100,000
   335,000* WorldCom, Inc.................     15,242,500
                                           --------------
                                               68,815,494
                                           --------------

            UTILITIES - COMMUNICATION - 1.00%
   205,000  MCI Communications Corp.......     10,961,104
                                           --------------

            TOTAL COMMON STOCKS
            (Cost $ 782,991,834)..........  1,063,162,152
                                           --------------


   PAR                                         MARKET
  VALUE                                        VALUE
  -----                                    --------------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 3.63%

            CONSUMER FINANCE - 1.57%
            Beneficial Corp.,
$17,239,000     5.55% due 06/02/98....... $   17,236,342
                                          --------------

            FINANCE COMPANIES - 1.59%
            Ford Motor Credit Co.
 17,536,000     5.50% due 06/01/98......      17,536,000
                                          --------------

            SECURITIES RELATED - 0.47%
            Merrill Lynch & Co., Inc.
  5,218,000     5.60% due 06/03/98.......      5,216,377
                                          --------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $39,988,719)...........     39,988,719
                                          --------------

            TOTAL INVESTMENTS
            (Cost $822,980,553) - 100.27%  1,103,150,871
            Other assets and liabilities,
             net - (0.27)%...............     (3,013,808)
                                          --------------
            NET ASSETS (equivalent
             to $22.08 per share on
             49,832,259 shares
             outstanding) - 100%......... $1,100,137,063
                                          ==============

            *Non-income producing


                                               MARKET
                                               VALUE
                                           --------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  49,832,259 shares outstanding.......... $      498,323
Additional paid in capital...............    768,928,479
Undistributed net realized gain on
  securities.............................     51,655,725
Accumulated net investment loss..........     (1,115,782)
Unrealized appreciation of securities....    280,170,318
                                          --------------
Net Assets Applicable to Shares
  Outstanding............................ $1,100,137,063
                                          ==============

================================================================================
                       GROWTH FUND - FINANCIAL STATEMENTS
                                                                              41
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends............................................................  $  2,806,130
Interest.............................................................     4,126,518
                                                                       ------------
  Total investment income............................................     6,932,648
                                                                       ------------

EXPENSES:
Advisory fees........................................................     7,593,303
Custodian and accounting services....................................       213,073
Reports to shareholders..............................................        81,027
Audit fees and tax services..........................................        27,624
Directors' fees and expenses.........................................        18,286
Miscellaneous........................................................        51,367
                                                                       ------------
  Total expenses.....................................................     7,984,680
                                                                       ------------
NET INVESTMENT LOSS..................................................    (1,052,032)
                                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments.......................................... $ 52,237,757
  Foreign currency translation.........................      (63,750)    52,174,007
                                                        ------------

Net unrealized appreciation of securities during the year............   165,960,273
                                                                       ------------
  Net realized and unrealized gain on securities during the year.....   218,134,280
                                                                       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $217,082,248
                                                                       ============



STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                           1998           1997
                                                           ----           ----

OPERATIONS:
Net investment income (loss)......................... $   (1,052,032)  $    552,393
Net realized gain on securities......................     52,174,007     16,994,556
Net unrealized appreciation of securities during
  the year...........................................    165,960,273     39,599,901
                                                      --------------   ------------
  Increase in net assets resulting from operations...    217,082,248     57,146,850
                                                      --------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................       (303,215)      (503,196)
Net realized gain on securities......................    (15,121,487)   (11,891,551)
                                                      --------------   ------------
  Decrease in net assets resulting from distributions
   to shareholders...................................    (15,424,702)   (12,394,747)
                                                      --------------   ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................    155,432,936    268,628,198
Proceeds from capital stock issued for
  distributions reinvested...........................     15,424,702     12,394,747
                                                      --------------   ------------
                                                         170,857,638    281,022,945
Cost of capital stock repurchased....................    (20,032,134)    (3,908,102)
                                                      --------------   ------------
  Increase in net assets resulting from capital
    stock transactions...............................    150,825,504    277,114,843
                                                      --------------   ------------
TOTAL INCREASE IN NET ASSETS.........................    352,483,050    321,866,946

NET ASSETS:
Beginning of year....................................    747,654,013    425,787,067
                                                      --------------   ------------
End of year (including undistributed net investment
  (loss)/income of ($1,115,782) and $303,215)........ $1,100,137,063   $747,654,013
                                                      ==============   ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.........................      7,600,994     16,096,764
Shares issued for distributions reinvested...........        769,312        733,851
Shares of capital stock repurchased .................       (959,921)      (234,388)
                                                      --------------   ------------
  Increase in shares outstanding.....................      7,410,385     16,596,227
Shares outstanding:
  Beginning of year..................................     42,421,874     25,825,647
                                                      --------------   ------------
  End of year........................................     49,832,259     42,421,874
                                                      ==============   ============

================================================================================
                 GROWTH & INCOME FUND - STATEMENT OF NET ASSETS
42                                                                  May 31, 1998
================================================================================


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------

            COMMON STOCKS - 92.75%

            ADVERTISING - 1.31%
   76,000   Omnicom Group, Inc............. $  3,557,750
                                            ------------

            AIRLINES - 1.11%
   65,000*  Alaska Air Group, Inc..........    3,010,313
                                            ------------

            BANKS - NEW YORK CITY - 1.27%
   23,000   CitiCorp.......................    3,429,875
                                            ------------

            BANKS - OTHER - 2.35%
   28,000   BankAmerica Corp...............    2,315,250
   60,000   Mellon Bank Corp...............    4,046,250
                                            ------------
                                               6,361,500
                                            ------------

            BANKS - REGIONAL - 3.94%
   90,000   Norwest Corp...................    3,498,750
   54,000   Star Banc Corp.................    3,294,000
   40,000   State Street Corp..............    2,757,500
   22,400   Zions Bancorporation...........    1,142,400
                                            ------------
                                              10,692,650
                                            ------------

            BROADCASTING - 1.94%
   55,000*  Clear Channel Communications,
              Inc..........................    5,273,125
                                            ------------

            BUILDING MATERIALS - 1.98%
   80,000   HON INDUSTRIES Inc.............    2,560,000
   20,000   Lowe's Companies, Inc..........    1,583,750
   40,000*  Nortek Inc. Com................    1,230,000
                                            ------------
                                               5,373,750
                                            ------------

            CHEMICAL - MAJOR - 0.01%
      600   Hercules, Inc..................       26,438
                                            ------------

            DRUGS - 7.37%
      363*  Crescendo Phamarceuticals Corp.        4,628
   60,000   Eli Lilly and Co...............    3,686,250
  105,321   ICN Pharmaceuticals, Inc.......    4,548,550
   61,000   Pfizer, Inc....................    6,393,562
   60,000   Warner-Lambert Co..............    3,828,750
   35,000*  Watson Pharmaceuticals, Inc....    1,531,250
                                            ------------
                                              19,992,990
                                            ------------

            ELECTRICAL EQUIPMENT - 1.23%
   40,000*  General Electric Co............    3,335,000
                                            ------------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------

            FINANCE COMPANIES - 1.28%
   15,000*  Fleetwood Capital Trust........ $    802,500
   55,000   SunAmerica, Inc................    2,674,375
                                            ------------

                                               3,476,875
                                            ------------

            FOODS - 2.54%
   56,000   Campbell Soup Co...............    3,052,000
   25,000   Trinity Industries, Inc........    1,193,750
   80,000*  U. S. Foodservice..............    2,650,000
                                            ------------
                                               6,895,750
                                            ------------

            FREIGHT - 0.48%
   35,000   Airborne Freight Corp..........    1,303,750
                                            ------------

            HEALTHCARE - 2.86%
   45,000   Cardinal Health, Inc...........    4,010,625
  131,480*  HealthSouth Corp...............    3,730,745
                                            ------------
                                               7,741,370
                                            ------------

            HOME BUILDERS - 0.82%
   50,000   Centex Corp....................    1,787,500
   25,000   Standard Pacific Corp..........      432,813
                                            ------------
                                               2,220,313
                                            ------------

            HOSPITAL SUPPLIES - 1.36%
   35,000   Medtronic, Inc.................    1,946,875
   50,000*  Safeskin Corp..................    1,750,000
                                            ------------
                                               3,696,875
                                            ------------

            HOUSEHOLD PRODUCTS - 1.02%
   55,000*  Bed Bath & Beyond, Inc.........    2,760,313
                                            ------------

            INFORMATION PROCESSING - 16.31%
   20,000*  America Online, Inc............    1,666,250
  100,000*  BMC Software, Inc..............    4,606,250
   52,500   Cisco Systems, Inc.............    3,970,312
   80,000   Compaq Computer Corp...........    2,185,000
   75,000   Computer Associates
              International................    3,937,500
  120,000   Compuware Corp.................    5,512,500
   52,083*  Data General Corp..............      794,266
   50,000*  Dell Computer Corp.............    4,120,315
  110,000*  E M C Corp.....................    4,558,125
    5,000   Microsoft Corp.................      466,875
  110,000   Parametric Technology Corp.....    3,372,193
  120,000*  Peoplesoft Inc.................    5,242,500
   14,183*  Storage Technology Corp........    1,189,599


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------

            INFORMATION PROCESSING - Continued
   65,000   Sun Microsystems, Inc.......... $  2,604,063
                                            ------------
                                              44,225,748
                                            ------------

            INSURANCE - CASUALTY - 1.02%
   20,000   Progressive Corp...............    2,757,500
                                            ------------

            INSURANCE - LIFE - 1.71%
   40,000   Conseco Inc....................    1,865,000
   40,404   Equitable Cos., Inc............    2,782,826
                                            ------------
                                               4,647,826
                                            ------------

            INSURANCE - MISCELLANEOUS - 1.28%
   55,000   Executive Risk, Inc............    3,461,563
                                            ------------

            INSURANCE - MULTILINE - 4.78%
   60,000   Allstate Corp..................    5,647,500
   70,000   Reliastar Financial Corp.......    3,027,500
   69,999   Travelers Group, Inc...........    4,269,939
                                            ------------
                                              12,944,939
                                            ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.88%
   36,000   Illinois Tool Works Inc........    2,376,000
                                            ------------

            MEDICAL TECHNOLOGY - 1.56%
   40,000   Guidant Corp...................    2,577,500
   20,000*  Sofamor Danek Group, Inc.......    1,662,500
                                            ------------
                                               4,240,000
                                            ------------

            MERCHANDISE - DRUG - 1.06%
   15,910   CVS Corp.......................    1,116,683
   50,000   Walgreen Co....................    1,759,375
                                            ------------
                                               2,876,058
                                            ------------

            MERCHANDISE - SPECIALTY - 3.85%
   55,312*  Consolidated Stores Corp.......    2,112,226
   20,000   Home Depot, Inc................    1,571,250
  113,062*  Staples, Inc...................    2,840,682
   84,000   TJX Companies, Inc.............    3,927,000
                                            ------------
                                              10,451,158
                                            ------------

            MERCHANDISING - DEPARTMENT - 1.95%
  114,000   Dayton Hudson Corp.............    5,286,750
                                            ------------

================================================================================
            GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  43
================================================================================



   NUMBER                                      MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------
            MERCHANDISING - FOOD - 3.49%
   90,000   Albertsons, Inc................ $  4,168,125
   70,000*  Safeway, Inc...................    2,550,625
   50,000*  Whole Foods Market, Inc........    2,750,000
                                            ------------
                                               9,468,750
                                            ------------

            MERCHANDISING - MASS - 0.48%
   25,000   Dollar Tree Stores Inc.........    1,293,750
                                            ------------

            MOBILE HOMES - 1.05%
  105,000   Oakwood Homes Corp.............    2,854,688
                                            ------------

            MISCELLANEOUS - 1.97%
  193,400*  Brightpoint, Inc...............    3,058,138
  100,000*  Corrections Corp. of America...    2,275,000
                                            ------------
                                               5,333,138
                                            ------------

            MULTIMEDIA - 0.37%
   25,000   Meredith Corp..................      993,750
                                            ------------

            OIL - INTEGRATED
            INTERNATIONAL - 0.01%
      180   British Petroleum Co. plc - ADR       15,953
                                            ------------

            OIL - SERVICE - PRODUCTS - 1.81%
  150,000   B.J. Services Co...............    4,903,125
                                            ------------

            OIL - SERVICES - 5.29%
   60,000   Baker Hughes Inc...............    2,160,000
   80,000   Halliburton Co.................    3,790,000
   35,000   Schlumberger Ltd...............    2,732,187
   25,000*  Smith International, Inc.......    1,226,562
   90,000   Transocean Offshore, Inc.......    4,438,125
                                            ------------
                                              14,346,874
                                            ------------

            OIL/GAS PRODUCERS - 1.35%
   27,285*  Noble Affiliates, Inc..........    1,065,820
   90,000*  R & B Falcon Corp..............    2,581,875
                                            ------------
                                               3,647,695
                                            ------------

            POLLUTION CONTROL - 0.44%
   45,000*  Allied Waste Industries, Inc...    1,192,500
                                            ------------

            PUBLISHING - NEWS - 0.91%
   35,000   New York Times Co. Class A.....    2,467,500
                                            ------------



   NUMBER                                      MARKET
 OF SHARES                                     VALUE
 ---------                                  ------------
            SAVINGS & LOAN - 0.84%
   30,000   H.F. Ahmanson & Co............. $  2,287,500
                                            ------------

            SEMICONDUCTORS - 1.22%
   30,000   Intel Corp.....................    2,143,125
   35,000   Maxim Integrated Products,
              Inc..........................    1,168,125
                                            ------------
                                               3,311,250
                                            ------------

            TELECOMMUNICATIONS - 3.40%
   50,000*  Airtouch Communications, Inc...    2,381,250
   50,000*  Tellabs, Inc...................    3,435,940
   75,000*  WorldCom, Inc..................    3,412,500
                                            ------------
                                               9,229,690
                                            ------------

            TOBACCO - 1.10%
   80,000   Philip Morris Cos Inc..........    2,990,000
                                            ------------

            UTILITIES - ELECTRIC - 1.75%
  100,000*  AES Corp.......................    4,756,250
                                            ------------

            TOTAL COMMON STOCKS
            (Cost $186,482,335)............  251,508,592
                                            ------------


     PAR
    VALUE
    -----

            CONVERTIBLE BONDS - 6.43%

            AEROSPACE/DEFENSE - 0.92%
$ 500,000   Rohr, Inc.,
             7.75% due 05/15/04............    1,732,591
  500,000   SCI Systems, Inc.,
             5.00% due 05/01/06............      756,560
                                            ------------
                                               2,489,151
                                            ------------

            AIRLINES - 0.40%
  500,000   Alaska Air Group, Inc.,
             6.50% due 06/15/05............    1,073,435
                                            ------------

            BANKS - REGIONAL - 0.87%
2,000,000   Bank Atlantic Bancorp,
             5.63% due 12/01/07............    2,355,000
                                            ------------

            DRUGS - 0.25%
  500,000   ALZA Corp.,
             5.00% due 05/01/06............      681,250
                                            ------------


   PAR                                         MARKET
  VALUE                                        VALUE
  -----                                     ------------

            ELECTRONIC INSTRUMENTS - 0.10%
$ 300,000   C - Cube Microsystems, Inc.,
             5.88% due 11/01/05............ $    271,500
                                            ------------

            HEALTHCARE - 0.32%
1,000,000   PhyCor, Inc.,
             4.50% due 02/15/03............      876,250
                                            ------------

            INFORMATION PROCESSING - 0.81%
  500,000   Adaptec, Inc.,
             4.75% due 02/01/04............      399,375
1,500,000   National Data Corp.,
             5.00% due 11/01/03............    1,515,000
  300,000   Data General Corp.,
              6.00% due 05/15/04...........      272,625
                                            ------------
                                               2,187,000
                                            ------------

            LODGING - 0.20%
  500,000   Hilton Hotels Corp.,
              5.00% due 05/15/06...........      552,500
                                            ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.16%
  500,000   Halter Marine Group, Inc.,
             4.50% due 09/15/04............      440,000
                                            ------------

            MERCHANDISE - SPECIALTY - 0.41%
  500,000   Home Depot, Inc.,
             3.25% due 10/01/01............      853,125
  250,000   Inacom Corp.,
             4.50% due 11/01/04............      255,000
                                            ------------
                                               1,108,125
                                            ------------

            OIL - INTEGRATED DOMESTIC - 0.51%
1,000,000   Pennzoil Co.,
             4.75% due 10/01/03............    1,371,250
                                            ------------

            OIL - SERVICE - 0.86%
2,000,000   Key Energy Group, Inc.,
             5.00% due 09/15/04............    1,642,500
  500,000   Nabors Industries, Inc.,
             5.00% due 05/15/06............      695,000
                                            ------------
                                               2,337,500
                                            ------------

================================================================================
            GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED
44                                                                  May 31, 1998
================================================================================


   PAR                                         MARKET
  VALUE                                        VALUE
---------                                   ------------

            OIL/GAS PRODUCERS - 0.24%
$ 500,000   Diamond Offshore Drilling, Inc.,
             3.75% due 02/15/07............ $    646,250
                                            ------------

            PUBLISHING/PRINTING - 0.38%
1,000,000   World Color Press, Inc.,
             6.00% due 10/01/07............    1,035,000
                                            ------------

            TOTAL CONVERTIBLE BONDS
            (Cost $15,210,128).............   17,424,211
                                            ------------

            CORPORATE SHORT
            TERM COMMERCIAL PAPER - 0.87%

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.87%
2,365,000   Cooper Industries, Inc.,
             5.67% due 06/01/98............    2,365,000
                                            ------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $2,365,000)..............    2,365,000
                                            ------------

            TOTAL INVESTMENTS
            (Cost $204,057,463) - 100.05%..  271,297,803
            Other assets and liabilities,
             net - (0.05%).................     (138,805)
                                            ------------
            NET ASSETS (equivalent
             $19.91 per share on
             13,618,559 shares
             outstanding) - 100%........... $271,158,998
                                            ============


         *  Non-income producing


                                               MARKET
                                               VALUE
                                            ------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,618,559 shares outstanding...........  $    136,186
Additional paid in capital................   183,647,905
Undistributed net realized gain on
  securities..............................    19,961,158
Undistributed net investment income.......       173,409
Unrealized appreciation of securities.....    67,240,340
                                            ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................  $271,158,998
                                            ============

================================================================================
                   GROWTH & INCOME FUND - FINANCIAL STATEMENTS
                                                                              45
================================================================================




STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998


INVESTMENT INCOME:
Dividends............................................................  $ 1,491,393
Interest.............................................................    1,616,330
                                                                       -----------
  Total investment income............................................    3,107,723
                                                                       -----------

EXPENSES:
Advisory fees........................................................    1,907,885
Custodian and accounting fees........................................       57,561
Reports to shareholders..............................................       20,611
Audit fees and tax services..........................................        7,217
Directors' fees and expenses.........................................        5,166
Miscellaneous........................................................       13,114
                                                                       -----------
  Total expenses.....................................................    2,011,554
                                                                       -----------
NET INVESTMENT INCOME................................................    1,096,169
                                                                       -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities......................................   20,112,463
Net unrealized appreciation on securities during the year............   21,794,919
                                                                       -----------
   Net realized and unrealized gain on securities during the year....   41,907,382
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $43,003,551
                                                                       ===========







STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                              1998               1997
                                                                          -------------     -------------

OPERATIONS:
Net investment income ................................................    $   1,096,169     $   1,134,645
Net realized gain on securities ......................................       20,112,463         2,722,032
Net unrealized appreciation of securities during the year ............       21,794,919        24,022,009
                                                                          -------------     -------------
  Increase in net assets resulting from operations ...................       43,003,551        27,878,686
                                                                          -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................       (1,084,032)       (1,058,649)
Net realized gain on securities ......................................       (2,863,622)       (3,131,642)
                                                                          -------------     -------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................       (3,947,654)       (4,190,291)
                                                                          -------------     -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................       31,809,939        70,892,821
Proceeds from capital stock issued for distributions reinvested ......        3,947,654         4,190,291
                                                                          -------------     -------------
                                                                             35,757,593        75,083,112
Cost of capital stock repurchased ....................................      (13,199,616)       (2,772,662)
                                                                          -------------     -------------
  Increase in net assets resulting from capital stock transactions ...       22,557,977        72,310,450
                                                                          -------------     -------------
TOTAL INCREASE IN NET ASSETS .........................................       61,613,874        95,998,845

NET ASSETS:
Beginning of year ....................................................      209,545,124       113,546,279
                                                                          -------------     -------------
End of year (including undistributed net investment income
  of $173,409 and $161,272) ..........................................    $ 271,158,998     $ 209,545,124
                                                                          =============     =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................        1,662,136         4,647,143
Shares issued for distributions reinvested ...........................          209,426           268,315
Shares of capital stock repurchased ..................................         (675,165)         (177,920)
                                                                          -------------     -------------
  Increase in shares outstanding .....................................        1,196,397         4,737,538
Shares outstanding:
  Beginning of year ..................................................       12,422,162         7,684,624
                                                                          -------------     -------------
  End of year ........................................................       13,618,559        12,422,162
                                                                          =============     =============

================================================================================
               SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS
46                                                                  May 31, 1998
================================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------
            COMMON STOCKS - 97.90%

            AEROSPACE/DEFENSE - 0.55%
   165,000* SCI Systems, Inc............... $ 5,630,625
                                            -----------


            ELECTRICAL EQUIPMENT - 0.09%
    70,000* Brooks Automation, Inc.........     901,250
                                            -----------

            ELECTRONIC INSTRUMENTS - 0.65%
   110,000* Cognex Corp....................   2,090,000
    55,000* Lattice Semiconductor Corp.....   2,124,375
    80,000* Marshall Industries............   2,475,000
                                            -----------
                                              6,689,375
                                            -----------

            ENTERTAINMENT - 0.09%
    48,500* N2K Inc........................     956,363
                                            -----------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 10.18%
    85,000* AXENT Technologies, Inc........   2,093,125
   440,000* BMC Software, Inc..............  20,267,500
    53,000* Great Plains Software, Inc.....   1,934,500
   355,000* Microsoft Corp.................  30,108,438
 1,245,000* Oracle Corp....................  29,413,125
     1,700* Peerless Systems Corp..........      30,812
   165,000* Peoplesoft Inc.................   7,208,437
   135,000  PLATINUM technology, Inc.......   3,695,625
    11,000* Sap............................   6,087,997
    82,500* Veritas Software Corp..........   3,328,363
                                            -----------
                                            104,167,922
                                            -----------

            INFORMATION PROCESSING - COM-
            PUTER HARDWARE SYSTEMS - 3.36%
   167,500* Dell Computer Corp.............  13,803,055
   625,000* Electronics for Imaging, Inc...  12,343,750
   205,000* Sun Microsystems, Inc..........   8,212,813
                                            -----------
                                             34,359,618
                                            -----------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 13.93%
   245,000* America Online, Inc............  20,411,562
   110,000  Automatic Data Processing, Inc.   6,998,750
   101,100  Checkfree Holdings Corp........   2,293,706
 1,110,000  First Data Corp................  36,907,500
   522,200* Gartner Group, Inc.............  17,265,239
   165,000  National Data Corp.............   6,187,500


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - Continued
   410,000* Security Dynamics Technology...$  8,661,250
   750,000* Sterling Commerce Inc..........  29,765,625
   273,000* SunGard Data Systems, Inc......   9,316,125
   170,000* Vantive Corp...................   4,568,750
     4,700  VeriSign, Inc..................     150,106
                                            -----------
                                            142,526,113
                                            -----------

            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 6.83%
   435,000* Networks Associates, Inc.......  26,643,750
 1,410,000  Parametric Technology Corp.....  43,225,383
                                            -----------
                                             69,869,133
                                            -----------

            INFORMATION PROCESSING -
            DATA SERVICES - 15.13%
   580,000  Adobe Systems Inc..............  23,163,750
   140,000  Affiliated Computer Services,
             Inc. Class A..................   4,663,750
   555,000* Anixter International, Inc.....  11,169,375
   275,000* Avant! Corp....................   7,064,063
   110,000* BISYS Group, Inc...............   4,083,750
    95,000* Caere Corp.....................   1,330,000
   294,800* CBT Group PLC..................  14,666,300
   660,000* E M C Corp.....................  27,348,750
   140,000* Electronic Arts................   6,090,000
    50,000* Envoy Corp.....................   2,193,750
    80,000  HCIA, Inc......................     660,000
   210,000  Hewlett Packard Co.............  13,046,250
    75,000* Integrated Systems, Inc........   1,406,250
   110,000* Learning Co., Inc..............   3,135,000
    77,100* Legato Systems, Inc............   2,206,988
    85,000* Micrel, Inc....................   2,658,911
    32,300* National Instruments Corp......   1,075,994
    38,200* PsiNet, Inc....................     410,650
    60,000* Renaissance Worldwide Inc......   1,128,750
   320,000* Solectron Corp.................  13,240,000
   140,000* Tech Data Corp.................   5,687,500
   111,500* Technology Solutions Co........   3,365,906
    69,000* Transaction Systems
               Architects Class A..........   2,794,500
   140,000* Viasoft, Inc...................   2,161,250
                                            -----------
                                            154,751,437
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            INFORMATION PROCESSING -
            NETWORKING - 6.73%
   775,000* Ascend Communications Inc...... $33,470,313
   440,000  Cisco Systems, Inc.............  33,275,000
    15,800* Concentric Network Corp........     349,575
    33,000* International Network Services.   1,034,345
    20,000  PMC-Sierra, Inc................     778,750
                                            -----------
                                             68,907,983
                                            -----------
            INSURANCE - CASUALTY - 0.04%
    28,000* Atlantic Data Services, Inc....     367,500
                                            -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.03%
    18,500  Ortel Corp.....................     270,562
                                            -----------
            MISCELLANEOUS - 0.15%
    65,000* Xlyan Corp.....................   1,568,125
                                            -----------
            MULTIMEDIA - 3.38%
   140,000* Cadence Design Systems, Inc....   4,935,000
   690,000* Synopsys Inc...................  29,626,875
                                            -----------
                                             34,561,875
                                            -----------
            SECURITIES RELATED - 1.01%
   480,000* E*Trade Group, Inc.............  10,380,000
                                            -----------
            SEMICONDUCTOR EQUIPMENT - 5.26%
   360,000* Applied Materials, Inc.........  11,520,000
   230,000  ASM Lithography Holding NV.....   8,811,875
   330,000* KLA-Tencor Corp................  11,178,750
   445,000* LAM Research Corp..............  10,596,562
   430,000* Microchip Technology, Inc......  10,535,000
    30,000* QLogic Corp....................   1,215,000
                                            -----------
                                             53,857,187
                                            -----------
            SEMICONDUCTORS - 14.78%
   415,000* Altera Corp....................  13,954,375
 1,040,000* Analog Devices, Inc............  25,675,000
    80,000* Applied Micro Circuits Corp....   1,800,000
   170,000* Burr Brown Corp................   4,361,568
   137,500  Intel Corp.....................   9,822,656
    70,000* Level One Communications, Inc..   1,868,125
   180,000  Linear Technology Corp.........  12,588,750
   950,000* Maxim Integrated Products, Inc.  31,706,250
    55,000* Speedfam International, Inc....   1,072,500
   330,000  Texas Instruments Inc..........  16,953,750
   825,000* Xilinx, Inc....................  31,375,823
                                            -----------
                                            151,178,797
                                            -----------

================================================================================
          SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  47
================================================================================

  NUMBER                                        MARKET
 OF SHARES                                      VALUE
-----------                                   -----------


            TELECOMMUNICATIONS - 14.64%
   550,000* ADC Communications, Inc.........  $  15,468,750
   245,000* Advanced Fibre Communications...      9,080,313
   110,000* Airtouch Communications, Inc....      5,238,750
   135,000* CIENA Corp......................      7,020,000
   180,000  Ericsson (LM) Tel Co. -
               ADR Series B.................      5,017,500
    34,000* Excel Switching Corp............        671,500
   110,000* Glenayre Technologies, Inc......      1,684,375
    75,000  Lucent Technologies, Inc........      5,320,312
    50,000* Natural Microsystems Corp.......      1,070,315
   110,000  Nokia Corp - ADR Series A.......      7,143,125
   370,000* Paging Network, Inc.............      5,064,375
    55,000  Pairgain Technologies Inc.......        859,375
   103,400* PanAmSat Corp. New..............      5,648,225
   170,000  Premisys Communications Inc.....      4,234,071
   610,000* QUALCOMM, Inc...................     31,796,250
    80,000* Sanmina Corp....................      6,230,000
    54,000* Teledata Communications Ltd.....        634,500
    95,000* Tellabs, Inc....................      6,528,286
   120,000* Transaction Network Services....      2,445,000
    55,000  Vodafone Group plc - ADR........      6,043,125
   495,000* WorldCom, Inc...................     22,522,500
                                              -------------
                                                149,720,647
                                              -------------

            UTILITIES - COMMUNICATION - 1.07%
   205,000  MCI Communications Corp.........     10,961,104
                                              -------------

            TOTAL COMMON STOCKS
            (Cost $891,023,542).............  1,001,625,616
                                              -------------



    PAR                                        MARKET
   VALUE                                       VALUE
-----------                                 -----------


            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.27%

            CONSUMER FINANCE - 0.73%
 7,470,000  Beneficial Corp.,
             5.55% due 06/02/98......... $    7,468,849
                                         --------------

            FINANCE COMPANIES - 1.15%
11,761,000  Ford Motor Credit Co.,
              5.50% due 06/01/98........     11,761,000
                                         --------------

            SECURITIES RELATED - 0.39%
 3,985,000  Merrill Lynch & Co.,
              5.60% due 06/03/98........      3,983,760
                                         --------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $23,213,609)..........     23,213,609
                                         --------------

            TOTAL INVESTMENT
            (Cost $914,237,151) -
               100.17%..................  1,024,839,225
            Other assets and
               liabilities, net -
               (0.17%)..................     (1,698,287)
                                         --------------

            NET ASSETS (equivalent
             to $22.07 per share on
             46,355,160 shares
             outstanding) - 100%........ $1,023,140,938
                                         ==============

         *  Non-income producing

                                     FACE           MARKET      UNREALIZED
                                     VALUE           VALUE      DEPRECIATION
                                  -----------     -----------   ------------

Forward currency contracts sold:
  Deutsche Mark 6/2/98........... $ 1,629,371     $ 1,627,315   ($    2,056)
                                  -----------     -----------   -----------


                                                MARKET
                                                VALUE
                                              -----------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  46,355,160 shares outstanding..........      $     463,552
Additional paid in capital...............        817,508,725
Undistributed net realized gain on
  securities.............................         94,571,161
                                              --------------
Unrealized appreciation (depreciation) of:
  Investments............. $  110,602,074
  Forward contracts.......         (2,056)
  Foreign currency
     translation..........         (2,518)       110,597,500
                           --------------     --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................     $1,023,140,938
                                              ==============

================================================================================
                SCIENCE & TECHNOLOGY FUND - FINANCIAL STATEMENTS
48
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends.........................................................   $   786,120
Interest..........................................................     3,796,710
                                                                     -----------
  Total investment income.........................................     4,582,830
                                                                     -----------

EXPENSES:
Advisory fees......................................................    8,602,906
Custodian and accounting services..................................      216,890
Reports to shareholders............................................       73,409
Audit fees and tax services........................................       24,471
Directors' fees and expenses.......................................       18,818
Miscellaneous......................................................       46,100
                                                                     -----------
  Total expenses...................................................    8,982,594
                                                                     -----------
NET INVESTMENT LOSS................................................   (4,399,764)
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain on:
  Investments......................................... $111,216,186
  Foreign currency translation........................       12,822  111,229,008
                                                       ------------
Net unrealized appreciation (depreciation) during the
  year:
  Investments.........................................  (16,754,541)
  Foreign currency translation........................       55,815  (16,698,726)
                                                       ------------  -----------

  Net realized and unrealized gain on securities during the year...   94,530,282
                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $90,130,518
                                                                     ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                         1998           1997
                                                   ---------------  ------------
OPERATIONS:
Net investment loss............................... $   (4,399,764)  $ (1,919,791)
Net realized gain (loss) on securities............    111,229,008     (8,889,903)
Net unrealized appreciation (depreciation) of
  securities during the year......................    (16,698,726)    33,692,829
                                                   ---------------  ------------
   Increase in net assets resulting from
     operations...................................     90,130,518     22,883,135
                                                   ---------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................              -              -
Net realized gain on securities...................              -    (32,117,202)
                                                   ---------------  ------------
  Decrease in net assets resulting from
   distributions to shareholders..................              -    (32,117,202)
                                                   ---------------  ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................    217,275,229    286,682,331
Proceeds from capital stock issued for
  distributions reinvested........................              -     32,117,202
                                                   ---------------  ------------
                                                      217,275,229    318,799,533
Cost of capital stock repurchased.................    (89,246,756)   (71,770,130)
                                                   ---------------  ------------
  Increase in net assets resulting from
    capital stock transactions....................    128,028,473    247,029,403
                                                   ---------------  ------------
TOTAL INCREASE IN NET ASSETS......................    218,158,991    237,795,336

NET ASSETS:
Beginning of year.................................    804,981,947    567,186,611
                                                   ---------------  ------------
End of year (including accumulated net
  investment losses of $0 and ($1,935,355)) ...... $1,023,140,938   $804,981,947
                                                   ===============  ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold......................    10,004,608      14,868,580
Shares issued for distributions reinvested........             -       1,636,128
Shares of capital stock repurchased ..............    (4,133,577)     (3,716,452)
                                                   ---------------  ------------
  Increase in shares outstanding..................     5,871,031      12,788,256
Shares outstanding:
  Beginning of year...............................    40,484,129      27,695,873
                                                   ---------------  ------------
  End of year.....................................    46,355,160      40,484,129
                                                   ===============  ============

================================================================================
                 SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  49
================================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            COMMON STOCKS - 97.52%
            ADVERTISING - 0.18%
    5,352   Interpublic Group Cos., Inc.... $   317,441
    6,030   Omnicom Group, Inc.............     282,279
                                            -----------
                                                599,720
                                            -----------

            AEROSPACE/DEFENSE - 0.21%
   12,604   Goodrich  (B.F.) Co............     645,955
    1,349   Teleflex Inc...................      54,550
                                            -----------
                                                700,505
                                            -----------

            AIRLINES - 0.25%
    2,418*  AMR Corp.......................     372,221
      265   Delta Air Lines, Inc...........      30,475
    9,344   Southwest Airlines Co..........     249,368
    2,546*  US Airways Group, Inc..........     178,220
                                            -----------
                                                830,284
                                            -----------

            APPAREL & PRODUCTS - 0.05%
    3,570   Liz Claiborne, Inc.............     180,954
                                            -----------

            APPLIANCES/FURNISHINGS - 0.05%
    1,457   Herman Miller, Inc.............      40,341
    2,612   Maytag Corp....................     131,742
                                            -----------
                                                172,083
                                            -----------

            AUTO - CARS - 0.81%
   48,472   Chrysler Corp..................   2,696,255
                                            -----------

            AUTO - ORIGINAL EQUIPMENT - 0.02%
    2,160   Arvin Industries, Inc..........      80,055
                                            -----------

            AUTO - REPLACEMENT PARTS - 0.57%
    3,174*  AutoZone, Inc..................     105,536
    3,429   Echlin Inc.....................     162,878
   19,107   Genuine Parts Co...............     648,444
   13,617   Goodyear Tire & Rubber Co......     978,721
                                            -----------
                                              1,895,579
                                            -----------

            BANKS - NEW YORK CITY - 2.61%
   25,098   Bank of New York Co., Inc......   1,534,115
   22,509   Chase Manhattan Corp...........   3,059,817
   20,409   CitiCorp.......................   3,043,493
    8,717   J. P. Morgan  & Co. Inc........   1,082,542
                                            -----------
                                              8,719,967
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            BANKS - OTHER - 3.22%
   37,866   BankAmerica Corp............... $ 3,131,045
    5,115   BankBoston Corp................     538,993
   10,940   First Chicago Corp.............     956,566
   46,963   First Union Corp...............   2,597,641
   11,371   Fleet Financial Group, Inc.....     932,422
    5,993   Mellon Bank Corp...............     404,153
   18,719   National City Corp.............   1,268,212
    2,238   Providian Financial Corp.......     142,393
    2,222   Wells Fargo & Co...............     803,253
                                            -----------
                                             10,774,678
                                            -----------

            BANKS - REGIONAL - 3.63%
   43,086   BANC ONE CORP..................   2,375,116
    5,444   Comerica Inc...................     357,943
    9,709   Fifth Third Bancorp............     478,168
    1,170   Huntington Bancshares, Inc.....      38,318
   12,758   KeyCorp........................     484,007
   45,383   NationsBank Corp...............   3,437,761
    2,298   Northern Trust Corp............     162,081
   45,414   Norwest Corp...................   1,765,469
   10,848   PNC Bank Corp..................     626,472
      214   Summit Bancorporation..........      10,727
    2,560   SunTrust Banks, Inc............     202,240
    6,650   Synovus Financial Corp.........     149,198
   37,479   U.S. Bancorp...................   1,466,366
    7,025   Wachovia Corp..................     562,439
                                            -----------
                                             12,116,305
                                            -----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.79%
   44,570   Anheuser-Busch Companies, Inc..   2,047,435
   13,258   Seagram Co. Ltd................     582,523
                                            -----------
                                              2,629,958
                                            -----------

            BEVERAGE - SOFT DRINKS - 3.80%
  121,862   Coca-Cola Co...................   9,550,934
   77,247   PepsiCo, Inc...................   3,152,643
                                            -----------
                                             12,703,577
                                            -----------

            BROADCASTING - 1.47%
    8,056*  Clear Channel Communications,
               Inc.........................     772,369
   13,957   Comcast Corp. Class A Special..     478,464
   15,578*  Tele-Comm Liberty Media Group
               Class A.....................     534,520
   33,716   U S West Communications Group..   1,711,087



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            BROADCASTING - Continued
   13,835   U S West Media Group........... $   512,760
   16,159*  Viacom, Inc Class B............     888,745
                                            -----------
                                              4,897,945
                                            -----------

            BUILDING MATERIALS - 0.49%
    5,833   Lowe's Companies, Inc..........     461,901
   14,473   Masco Corp.....................     814,106
   10,859   Sherwin-Williams Co............     361,062
                                            -----------
                                              1,637,069
                                            -----------

            CHEMICAL - MAJOR - 0.70%
    1,391   Albemarle Corp.................      33,819
   12,352   Morton International, Inc......     375,964
   18,475   PPG Industries, Inc............   1,346,365
    5,402   Rohm and Haas Co...............     593,545
                                            -----------
                                              2,349,693
                                            -----------

            CHEMICAL - MISCELLANEOUS - 0.50%
    6,287   A. Schulman, Inc...............     124,954
      240*  Airgas, Inc....................       3,645
   14,644   Ethyl Corp.....................     103,423
      241   Ferro Corp.....................       6,899
    5,577   Great Lakes Chemical Corp......     223,080
    7,763   Lawter International, Inc......      74,719
    3,750   Lubrizol Corp..................     130,313
    1,029   Lyondell Petrochemical Co......      32,092
    9,012   Nalco Chemical Co..............     337,950
    1,258   NCH Corp.......................      80,119
    1,394*  Octel Corp.....................      30,412
   11,008   Praxair, Inc...................     542,831
                                            -----------
                                              1,690,437
                                            -----------

            CONGLOMERATES - 0.57%
   12,845   Tenneco Inc....................     534,673
   24,449   Tyco International Ltd.........   1,353,864
                                            -----------
                                              1,888,537
                                            -----------

            CONSUMER FINANCE - 0.47%
    3,648   Beneficial Corp................     488,832
   34,619   MBNA Corp......................   1,096,990
                                            -----------
                                              1,585,822
                                            -----------

================================================================================
                 SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS
50                                                                  May 31, 1998
================================================================================




  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------


            CONTAINERS - METAL/GLASS - 0.43%
    6,844   Corning Inc.................... $   269,910
   12,817   Crown Cork & Seal Co., Inc.....     664,882
   11,688*  Owens-Illinois, Inc............     525,230
                                            -----------
                                              1,460,022
                                            -----------

            CONTAINERS - PAPER - 0.11%
      867   Bemis Co., Inc.................      36,577
    1,141*  Sealed Air Corp................      61,034
    7,349   Sonoco Products Co.............     256,759
                                            -----------
                                                354,370
                                            -----------

            COSMETICS/TOILETRIES - 1.30%
    3,477   Avon Products, Inc.............     284,462
   34,025   Gillette Co....................   3,985,178
    1,242   International Flavors &
               Fragrances, Inc.............      59,616
                                            -----------
                                              4,329,256
                                            -----------

            DRUGS - 7.52%
   65,302   American Home Products Corp....   3,154,903
    6,253*  Amgen Inc......................     378,307
   57,755   Bristol Myers Squibb Co........   6,208,662
   46,603   Eli Lilly and Co...............   2,863,172
   58,320   Merck & Co., Inc...............   6,827,085
   38,793   Schering-Plough Corp...........   3,246,489
   38,538   Warner-Lambert Co..............   2,459,206
                                            -----------
                                             25,137,824
                                            -----------

            ELECTRICAL EQUIPMENT - 1.10%
   25,796   AMP Inc........................     980,247
    4,214*  Cabletron Systems, Inc.........      54,255
   35,767   Emerson Electric Co............   2,172,845
      857   Hubbell Inc. Class B...........      40,333
    2,617   National Service Industries,
               Inc.........................     133,467
    2,297   Raychem Corp...................      86,425
    2,652*  Teradyne, Inc..................      81,549
    2,326   Thomas & Betts Corp............     124,296
                                            -----------
                                              3,673,417
                                            -----------

            ELECTRONIC INSTRUMENTS - 0.05%
   10,086*  Integrated Device Technology...      94,556
      847*  Perkin-Elmer Corp..............      58,020
      273   Tektronix, Inc.................      10,442
      481*  Vishay Intertechnology,  Inc...      10,730
                                            -----------
                                                173,748
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            ENTERTAINMENT - 1.94%
    5,200   Hasbro, Inc.................... $   198,900
    1,880*  King World Productions, Inc....      47,940
   17,295   Mattel, Inc....................     655,048
   28,933   Time Warner Inc................   2,251,349
   29,522   Walt Disney Co.................   3,339,676
                                            -----------
                                              6,492,913
                                            -----------
            FINANCE COMPANIES - 0.50%
      833   Finova Group, Inc..............      46,075
   11,413   Household International, Inc...   1,544,321
    1,908   SunAmerica, Inc................      92,777
                                            -----------
                                              1,683,173
                                            -----------
            FINANCIAL SERVICES - 1.14%
   30,448   American Express Co............   3,124,726
    6,641   Countrywide Credit Industries,
               Inc.........................     307,146
    8,421   H & R Block Inc................     370,524
                                            -----------
                                              3,802,396
                                            -----------
            FOODS - 2.40%
   24,423   BestFoods......................   1,378,373
   23,687   Campbell Soup Co...............   1,290,942
   23,005   ConAgra, Inc...................     672,896
   12,478   General Mills, Inc.............     851,624
   31,300   H J Heinz Co...................   1,660,855
    4,969   Hershey Foods Corp.............     344,103
   26,133   Kellogg Co.....................   1,079,620
    7,720   Quaker Oats Co.................     445,348
      225   Ralston Purina Co..............      25,045
    3,109   Wm. Wrigley Jr. Co.............     299,241
                                            -----------
                                              8,048,047
                                            -----------
            FOOTWEAR - 0.17%
   12,089   NIKE, Inc. Class  B............     556,094
                                            -----------
            FREIGHT - 0.06%
    2,986*  FDX Corp.......................     191,477
                                            -----------
            GOLD MINING - 0.16%
   16,388   Barrick Gold Corp..............     315,469
   17,951   Placer Dome Inc................     223,266
                                            -----------
                                                538,735
                                            -----------

            GOVERNMENT SPONSORED - 1.71%
   39,749   Federal Home Loan Mortgage
               Corp........................   1,808,580
   65,100   Federal National Mortgage
               Association.................   3,897,862
                                            -----------
                                              5,706,442
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            FUNERAL SERVICES - 0.18%
   14,805   Service Corp. International.... $   605,154
                                            -----------

            HARDWARE & TOOLS - 0.20%
    4,637   Black & Decker Corp............     270,685
      352   Snap-on Inc....................      15,444
    7,762   Stanley Works..................     368,695
                                            -----------
                                                654,824
                                            -----------

            HEALTHCARE - 0.25%
    6,605   HealthSouth Corp...............     187,417
    1,291*  PacifiCare Health System,
               Inc. Class B................     106,669
    8,422   United HealthCare Corp.........     539,008
                                            -----------
                                                833,094
                                            -----------

            HEAVY DUTY TRUCKS/PARTS - 0.49%
   16,392   Dana Corp......................     854,433
    6,175*  Navistar International Corp....     186,408
   10,887   PACCAR Inc.....................     601,167
                                            -----------
                                              1,642,008
                                            -----------

            HOME BUILDERS - 0.03%
    2,703   Centex Corp....................      96,632
                                            -----------

            HOSPITAL MANAGEMENT - 0.43%
   23,355   Columbia/HCA Healthcare Corp...     763,416
      273   Manor Care, Inc................       8,617
    2,175   Medaphis Corp..................      16,313
    1,968   Shared Medical Systems Corp....     143,172
   14,264*  Tenet Healthcare Corp..........     499,240
                                            -----------
                                              1,430,758
                                            -----------

            HOSPITAL SUPPLIES - 3.74%
   51,175   Abbott Laboratories............   3,796,545
      607   ATL Ultrasound, Inc............      27,505
   21,155   Baxter International Inc.......   1,209,802
    3,665   Becton, Dickinson and Co.......     259,299
    4,336   Boston Scientific Corp.........     276,420
   73,937   Johnson & Johnson..............   5,106,273
    5,863   Mallinckrodt, Inc..............     180,654
   27,161   Medtronic, Inc.................   1,510,831
    3,009   United States Surgical Corp....     119,608
                                            -----------
                                             12,486,937
                                            -----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  51
================================================================================


  NUMBER                                         MARKET
 OF SHARES                                       VALUE
-----------                                   -----------

            HOUSEHOLD PRODUCTS - 3.45%
    8,377   Clorox Co........................ $   699,480
   19,040   Colgate-Palmolive Co.............   1,656,480
    1,750   Newell Co........................      84,438
   77,432   Procter & Gamble Co..............   6,499,449
    1,495   Rubbermaid, Inc..................      48,774
   32,171   Unilever N V - ADR...............   2,539,498
                                              -----------
                                               11,528,119
                                              -----------

            INFORMATION PROCESSING - 10.17%
    2,834*  Apple Computer, Inc..............      75,455
   15,833   Automatic Data Processing, Inc...   1,007,375
   11,463*  Bay Networks, Inc................     317,382
   32,522*  Cendant Corp.....................     705,321
   43,197*  Cisco Systems, Inc...............   3,266,773
    7,311   Cognizant Corp...................     389,311
   58,595   Compaq Computer Corp.............   1,600,376
   19,011   Computer Associates
               International.................     998,078
    3,654   Computer Sciences Corp...........     189,780
    2,366*  Data General Corp................      36,082
   23,747*  Dell Computer Corp...............   1,956,902
      846   Diebold, Inc.....................      24,746
    7,099   Digital Equipment Corp...........     389,558
   17,257*  E M C Corp.......................     715,087
    5,828   First Data Corp..................     193,781
    1,072*  Gateway 2000, Inc................      48,307
      115*  General Instrument Corp..........       2,738
    8,538   HBO & Co.........................     492,803
   42,819   Hewlett Packard Co...............   2,660,130
   42,490   International Business Machines..   4,987,263
      366*  Keane, Inc.......................      16,424
   98,648*  Microsoft Corp...................   8,366,583
    5,057*  Novell, Inc .....................      53,099
   37,379*  Oracle Corp......................     883,079
    3,691   Parametric Technology Corp.......     113,152
   22,489   Pitney Bowes Inc.................   1,056,983
   10,590*  Seagate Technology...............     244,894
   17,327*  Silicon Graphics, Inc............     207,924
      229*  Storage Technology Corp..........      19,207
      684*  Stratus Computer, Inc............      24,667
   18,152*  Sun Microsystems, Inc............     727,215
   15,838*  3Com Corp........................     401,889
   17,575   Xerox Corp.......................   1,805,831
                                              -----------
                                               33,978,195
                                              -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            INSURANCE - CASUALTY - 0.56%
    8,021   Chubb Corp..................... $   638,171
   12,459   SAFECO Corp....................     579,344
   14,884   St. Paul Companies, Inc........     660,477
                                            -----------
                                              1,877,992
                                            -----------

            INSURANCE - LIFE - 0.48%
    5,136   Aetna Inc......................     401,570
    6,115   Conseco Inc....................     285,112
    1,430   Jefferson-Pilot Corp...........      81,868
    4,001   Lincoln National Corp..........     359,590
    4,155   Transamerica Corp..............     477,825
                                            -----------
                                              1,605,965
                                            -----------

            INSURANCE - MISCELLANEOUS - 0.25%
    3,514   General Re Corp................     772,641
      877   MGIC Investment Corp...........      52,565
                                            -----------
                                                825,206
                                            -----------

            INSURANCE - MULTILINE - 4.03%
   22,940   Allstate Corp..................   2,159,228
   35,148   American International Group,
               Inc.........................   4,351,761
   20,635   Aon Corp.......................   1,321,930
   10,443   CIGNA Corp.....................     715,346
    1,746   Cincinnati Financial Corp......      73,332
    2,107   Hartford Financial Services
               Group.......................     231,902
   15,767   March & McLennan Companies,
               Inc.........................   1,380,598
   52,917   Travelers Group, Inc...........   3,227,936
                                            -----------
                                             13,462,033
                                            -----------

            LEISURE TIME - 0.07%
    5,220   Brunswick Corp.................     164,104
    3,755*  Mirage Resorts, Inc............      78,151
                                            -----------
                                                242,255
                                            -----------

            LODGING - 0.07%
    6,943   Marriott Services Inc..........     241,269
                                            -----------

            MACHINE TOOLS - 0.01%
    1,098   Cincinnati Milacron, Inc.......      32,871
                                            -----------

            MACHINERY - AGRICULTURE - 0.25%
    1,636   Case Corp......................      94,684
   14,380   Deere & Co.....................     745,963
                                            -----------
                                                840,647
                                            -----------


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.31%
   18,362   Caterpillar Inc................ $ 1,008,763
      667   Foster Wheeler Corp............      16,925
      248   Harnischfeger Industries Inc...       7,812
                                            -----------
                                              1,033,500
                                            -----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.85%
    3,660   Aeroquip-Vickers, Inc..........     226,005
    6,426   Cooper Industries, Inc.........     413,674
    6,943   Dover Corp.....................     260,363
   11,285   Illinois Tool Works Inc........     744,810
   12,486   Ingersoll-Rand Co..............     562,650
    5,094   Johnson Controls, Inc..........     303,093
    7,985   Pall Corp......................     158,203
      709   Tecumseh Products Co. Class A..      35,361
    3,982   Tidewater, Inc.................     151,316
                                            -----------
                                              2,855,475
                                            -----------

            MEDICAL TECHNOLOGY - 0.17%
    8,752   Guidant Corp...................     563,957
                                            -----------

            MERCHANDISE - DRUG - 0.54%
    9,682   CVS Corp.......................     679,555
    9,762   Rite Aid Corp..................     349,602
   21,809   Walgreen Co....................     767,404
                                            -----------
                                              1,796,561
                                            -----------

            MERCHANDISE - SPECIALTY - 1.47%
    4,516*  Best Buy Co., Inc..............     147,335
      804   Circuit City Stores, Inc.......      34,070
      158   CompUSA, Inc...................       2,489
    2,338*  Consolidated Stores Corp.......      89,282
    1,059*  CostCo Companies, Inc..........      61,290
   30,111   Fortune Brands,  Inc...........   1,157,392
   11,343   Gap, Inc.......................     612,522
   31,623   Home Depot, Inc................   2,484,382
    5,249   Ikon Office Solutions Inc......     111,213
    7,534*  Toys "R" Us, Inc...............     199,651
                                            -----------
                                              4,899,626
                                            -----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
52                                                                  May 31, 1998
================================================================================



  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------

            MERCHANDISING -
            DEPARTMENT - 0.40%
   16,268   Dayton Hudson Corp............. $   754,429
    1,450*  Federated Department Stores,
               Inc.........................      75,128
    8,077   May Department Stores Co.......     519,452
                                            -----------
                                              1,349,009
                                            -----------

            MERCHANDISING - FOOD - 0.36%
   11,629   Albertsons, Inc................     538,568
    1,069   American Stores Co.............      26,658
    2,747*  Kroger Co......................     117,949
    7,808   SYSCO Corp.....................     182,024
    7,944   Winn-Dixie Stores, Inc.........     323,222
                                            -----------
                                              1,188,421
                                            -----------

            MERCHANDISING - MASS - 2.40%
   18,255   J.C. Penney Co., Inc...........   1,310,937
    7,550*  Kmart Corp.....................     146,281
   16,794   Sears Roebuck and Co...........   1,038,079
   99,819   Wal-Mart Stores, Inc...........   5,508,762
      527   Woolworth Corp.................      10,408
                                            -----------
                                              8,014,467
                                            -----------

            METALS - ALUMINUM - 0.20%
   23,491   Alcan Aluminum Ltd.............     669,494
                                            -----------

            METALS - COPPER - 0.04%
    5,732   Newmont Mining Corp............     142,942
                                            -----------

            METALS - MISCELLANEOUS - 0.15%
    9,537   Freeport - McMoRan Copper &
             Gold Inc. Class B.............     159,745
   17,391   Inco Limited...................     249,996
    1,650   Precision Castparts Corp.......      95,081
                                            -----------
                                                504,822
                                            -----------

            METALS - STEEL - 0.06%
    1,772   AK Steel Holding Corp..........      33,004
    1,028*  Bethlehem Steel Corp...........      12,593
    7,993   Worthington Industries, Inc....     140,876
                                            -----------
                                                186,473
                                            -----------





  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------


            NATURAL GAS-DIVERSIFIED - 0.27%
    3,475   Eastern Enterprises............ $   139,434
    5,944   El Paso Natural Gas Co.........     229,587
    1,206   Questar Corp...................      48,918
   12,348   Sonat Inc......................     483,888
                                            -----------
                                                901,827
                                            -----------

            OIL - INTEGRATED DOMESTIC - 2.16%
   11,073   Amerada Hess Corp..............     598,634
    8,737   Ashland Oil, Inc...............     435,758
   29,509   Burlington Resources,  Inc.....   1,243,067
    8,364   Kerr-McGee Corp................     529,023
      900*  Oryx Energy Co.................      20,981
    8,332   Pennzoil Co....................     481,694
   46,171   Phillips Petroleum Co..........   2,311,436
    6,171   Quaker State Corp..............     104,521
    2,864   Sun Co., Inc...................     121,720
   39,072   USX-Marathon Group.............   1,367,520
                                            -----------
                                              7,214,354
                                            -----------
            OIL - INTEGRATED
            INTERNATIONAL - 1.47%
    7,876   Murphy Oil Corp................     396,261
   77,982   Texaco Inc.....................   4,503,461
                                            -----------
                                              4,899,722
                                            -----------

            OIL - SERVICE - PRODUCTS - 0.07%
    7,713   Noble Drilling Corp............     227,534
                                            -----------
            OIL - SERVICES - 1.44%
   22,192   Baker Hughes Inc...............     798,912
    8,354   Dresser Industries, Inc........     388,983
    2,104*  Global Marine Inc..............      46,946
   17,351   Halliburton Co.................     822,004
   34,672   Schlumberger Ltd...............   2,706,582
    1,094   Transocean Offshore, Inc.......      53,948
                                            -----------
                                              4,817,375
                                            -----------
            OIL/GAS PRODUCERS - 0.59%
    4,410   Anadarko Petroleum Corp........     291,060
   10,523   Apache Corp....................     359,755
    6,270   Helmerich & Payne, Inc.........     158,318
    9,513   Pioneer Natural Resources
               Corp........................     223,556
    7,778   Ultramar Diamond Shamrock
               Corp........................     248,410
   33,072   Union Pacific Resources Group
               Inc.........................     669,707
    1,026   Valero Energy Corp.............      33,473
                                            -----------
                                              1,984,279
                                            -----------



  NUMBER                                           MARKET
 OF SHARES                                         VALUE
-----------                                     -----------

            PAPER/FOREST PRODUCTS - 1.21%
   11,986   Avery Dennison Corp................ $   621,025
   13,069   Fort James Corp....................     624,862
   39,335   Kimberly-Clark Corp................   1,949,540
   15,063   Louisiana Pacific Corp.............     300,319
    9,331   Mead Corp..........................     290,427
   11,783   Unisource Worldwide, Inc...........     150,970
    2,884   Willamette Industries, Inc.........      98,957
                                                -----------
                                                  4,036,100
                                                -----------

            POLLUTION CONTROL - 0.29%
    8,715   Browning - Ferris Industries,
               Inc.............................     309,927
   19,929   Waste Management, Inc..............     647,693
                                                -----------
                                                    957,620
                                                -----------

            PUBLISHING - NEWS - 0.66%
    6,029   Dow Jones & Co., Inc...............     290,146
   20,914   Gannett Co., Inc...................   1,379,016
      578   New York Times Co.  Class  A.......      40,749
    7,190   Tribune Co.........................     480,831
                                                -----------
                                                  2,190,742
                                                -----------

            PUBLISHING/PRINTING - 0.28%
    8,020   Dun & Bradstreet Corp..............     270,675
    8,690   McGraw-Hill, Inc...................     679,449
                                                -----------
                                                    950,124
                                                -----------

            RAILROAD - 0.97%
    7,629   Burlington Northern Santa Fe.......     759,086
   18,025   CSX  Corp..........................     858,441
   35,920   Norfolk Southern Corp..............   1,124,745
   10,257   Union Pacific Corp.................     496,182
                                                -----------
                                                  3,238,454
                                                -----------

            RESTAURANTS - 0.73%
   37,338   McDonald's Corp....................   2,450,305
      163*  Tricon Global Restaurants, Inc.....       5,063
                                                -----------
                                                  2,455,368
                                                -----------

            SAVINGS & LOAN - 0.32%
    4,017   H.F. Ahmanson & Co.................     306,296
   10,796   Washington Mutual, Inc.............     762,468
                                                -----------
                                                  1,068,764
                                                -----------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  53
================================================================================

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------
            SECURITIES RELATED - 1.47%
   10,173   Charles Schwab Corp............ $   335,709
    9,098   Franklin Resources, Inc........     444,665
    5,293   Lehman Brothers Holdings, Inc..     375,472
   16,296   Merrill Lynch & Co., Inc.......   1,458,492
   29,310   Morgan St Dean Witter Discover.   2,288,015
                                            -----------
                                              4,902,353
                                            -----------

            SEMICONDUCTOR EQUIPMENT - 0.19%
   17,737*  Applied Materials, Inc.........     567,584
    2,176*  KLA-Tencor Corp................      73,712
                                            -----------
                                                641,296
                                            -----------

            SEMICONDUCTORS - 1.92%
    8,243*  Advanced Micro Devices, Inc....     160,739
   69,714   Intel Corp.....................   4,980,193
    6,444*  LSI Logic Corp.................     137,338
   10,409*  Micron Technology, Inc.........     245,262
    1,557*  National Semiconductor Corp....      25,301
   15,718   Rockwell International Corp....     864,490
                                            -----------
                                              6,413,323
                                            -----------

            TELECOMMUNICATIONS - 2.60%
    5,172*  Airtouch Communications, Inc...     246,317
    3,618   ALLTEL Corp....................     142,685
    2,879*  DSC Communications Corp........      49,213
    5,582   Frontier Corp..................     169,902
   58,688   Lucent Technologies, Inc.......   4,163,180
   10,140*  Nextel Communications, Inc.
               Class A.....................     238,924
   26,975   Northern Telecom Ltd...........   1,726,400
    6,549*  Tellabs, Inc...................     450,039
   33,221*  WorldCom, Inc..................   1,511,556
                                            -----------
                                              8,698,216
                                            -----------

            TEXTILE - PRODUCTS - 0.18%
   11,114   V F Corp.......................     591,126
                                            -----------

            TRUCKERS - 0.02%
    4,542   Arnold Industries, Inc.........      70,969
                                            -----------

            UTILITIES - COMMUNICATION - 5.81%
   55,805   Ameritech Corp.................   2,368,225
   76,878   AT & T Corp....................   4,679,947
   39,345   Bell Atlantic Corp.............   3,604,985
   49,159   BellSouth Corp.................   3,170,756


  NUMBER                                       MARKET
 OF SHARES                                     VALUE
-----------                                 -----------
            UTILITIES - COMMUNICATION - Continued
   24,143   MCI Communications Corp........ $ 1,290,897
   81,739   SBC Communications, Inc........   3,177,604
   15,727   Sprint Corp....................   1,128,412
                                            -----------
                                             19,420,826
                                            -----------

            UTILITIES - ELECTRIC - 2.36%
    3,807   Black Hills Corp...............      83,516
   27,665   Cinergy Corp...................     893,925
    3,941   Cleco Corp.....................     117,984
    5,568   Hawaiian Electric Industries,
               Inc.........................     212,976
    6,599   Idaho Power Co.................     225,603
    4,645   IPALCO Enterprises, Inc........     195,671
   10,023   LG&E Energy Corp...............     266,236
    5,860   Minnesota Power Inc............     231,104
    9,591   Montana Power Co...............     347,674
    8,790   Nevada Power Co................     209,861
   19,391   New Century Energies, Inc......     891,986
   22,013   NIPSCO Industries, Inc.........     591,599
    7,085   OGE Energy Corp................     379,933
   52,031   PacifiCorp.....................   1,199,965
   20,791   Potomac Electric Power Co......     508,080
   14,837   Puget Sound Energy Inc.........     387,617
   22,966   TECO Energy, Inc...............     601,422
    9,433   UtiliCorp United Inc...........     335,461
    7,441   Washington Gas Light Co........     193,931
                                            -----------
                                              7,874,544
                                            -----------

            UTILITIES - GAS, DISTRIBUTION - 0.37%
    9,966   AGL Resources, Inc.............     199,320
    8,976*  Marketspan Corp................     302,379
    3,002   MCN Energy Group Inc...........     108,072
    6,711   National Fuel Gas Co...........     284,379
    8,483   NICOR Inc......................     327,656
                                            -----------
                                              1,221,806
                                            -----------

            UTILITIES - GAS, PIPELINE - 1.53%
    3,322   Columbia Energy Group..........     280,294
   16,752   Consolidated Natural Gas Co....     947,535
   33,683   Enron Corp.....................   1,688,360
    5,438   ONEOK Inc......................     212,422
   14,631   Pacific Enterprises............     556,892
    6,181   Peoples Energy Corp............     227,924
   37,307   Williams Companies, Inc........   1,210,145
                                            -----------
                                              5,123,572
                                            -----------



  NUMBER                                        MARKET
 OF SHARES                                       VALUE
-----------                                 -------------
            WATER SERVICES - 0.02%
    2,552   American Water Works Co., Inc.. $      74,965
                                            -------------

            TOTAL COMMON STOCKS
            (Cost $277,608,938)............   325,861,302
                                            -------------


    PAR
   VALUE
-----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.19%

            MACHINERY - INDUSTRIAL/SPECIALTY - 0.95%
$3,183,000  Cooper Industries, Inc.,
             5.67% due 06/01/98............   3,183,000
                                           ------------
            SECURITIES RELATED - 1.24%
              Merrill Lynch & Co.:
 2,126,000   5.52% due 06/03/98............   2,125,348
 2,014,000   5.52% due 06/04/98............   2,013,074
                                           ------------
                                              4,138,422
                                           ------------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $7,321,422)..............   7,321,422
                                           ------------
            UNITED STATES GOVERNMENT
            SHORT TERM - 0.12%

            U.S. TREASURY BILLS - 0.12%
            United States Treasury Bills:
   100,000     4.94% due 06/04/98..........      99,959
   100,000     4.91% due 06/04/98..........      99,959
   100,000     4.90% due 06/04/98..........      99,959
   100,000     4.65% due 06/04/98..........      99,961
                                           ------------
                                                399,838
                                           ------------

            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $399,838)................     399,838
                                           ------------

            TOTAL INVESTMENTS
            (Cost $285,330,198) - 99.83%... 333,582,562
             Other assets and liabilities,
             net - 0.17%...................     584,788
                                           ------------

            NET ASSETS (equivalent
             to $22.16 per share on
             15,080,463 shares
             outstanding) - 100 %..........$334,167,350
                                           ============

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
54                                                                  May 31, 1998
================================================================================


                                             UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------


            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at
               5/31/98)
   27(2)    S&P 500 Index Futures
             (June/$1,090.80).............. $  (137,250)
                                            ===========

             (1)U.S. Treasury Bills with a market value of
                approximately $400,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

             (2)Per 250

             *  Non-income producing



                                               MARKET
                                               VALUE
                                            ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,080,463 shares outstanding........... $    150,805
Additional paid in capital................  250,214,914
Undistributed net realized gain on
     securities...........................   35,511,010
Undistributed net investment income.......      175,507
Unrealized appreciation (depreciation) of:
  Investments...........  $48,252,364
   Futures ..............    (137,250)       48,115,114
                          -----------      ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $334,167,350
                                           ============

================================================================================
                  SOCIAL AWARENESS FUND - FINANCIAL STATEMENTS
                                                                              55
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends.......................................................  $ 3,754,102
Interest........................................................      371,484
                                                                  -----------
  Total investment income.......................................    4,125,586
                                                                  -----------

EXPENSES:
Advisory fees...................................................    1,204,327
Custodian and accounting services...............................       51,735
Reports to shareholders.........................................       23,321
Audit fees and tax services.....................................        7,949
Directors' fees and expenses....................................        4,216
Miscellaneous...................................................       13,183
                                                                  -----------
  Total expenses................................................    1,304,731
                                                                  -----------
NET INVESTMENT INCOME...........................................    2,820,855
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments.....................................    34,461,580
  Futures contracts...............................     1,849,928   36,311,508
                                                     -----------
Net unrealized appreciation (depreciation) during
  the year:
  Investments.....................................    21,517,279
  Futures contracts...............................      (227,900)  21,289,379
                                                     -----------  -----------
   Net realized and unrealized gain on securities
     during the year:...........................................   57,600,887
                                                                  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $60,421,742
                                                                  ===========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                          1998           1997
                                                     ------------    ------------
OPERATIONS:
Net investment income.............................   $  2,820,855    $  1,619,474
Net realized gain on securities...................     36,311,508      13,356,463
Net unrealized appreciation of securities
  during the year.................................     21,289,379      14,695,812
                                                     ------------    ------------
  Increase in net assets resulting from
    operations....................................     60,421,742      29,671,749
                                                     ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................     (2,737,376)     (1,578,118)
Net realized gain on securities...................     (9,562,689)    (10,727,011)
                                                     ------------    ------------
  Decrease in net assets resulting from
    distributions to shareholders.................    (12,300,065)    (12,305,129)
                                                     ------------    ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................    120,526,570      52,814,227
Proceeds from capital stock issued for
  distributions reinvested........................     12,300,065      12,305,129
                                                     ------------    ------------
                                                      132,826,635      65,119,356
Cost of capital stock repurchased.................     (2,130,016)     (8,024,362)
                                                     ------------    ------------
  Increase in net assets resulting from capital
    stock transactions............................    130,696,619      57,094,994
                                                     ------------    ------------
TOTAL INCREASE IN NET ASSETS......................    178,818,296      74,461,614

NET ASSETS:
Beginning of year.................................    155,349,054      80,887,440
                                                     ------------    ------------
End of year (including undistributed net
  investment income of $175,507 and $92,028)......   $334,167,350    $155,349,054
                                                     ------------    ------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold......................      5,891,588       3,190,691
Shares issued for distributions reinvested........        618,253         775,715
Shares of capital stock repurchased ..............       (106,789)       (509,440)
                                                     ------------    ------------
  Increase in shares outstanding..................      6,403,052       3,456,966
Shares outstanding:
  Beginning of year...............................      8,677,411       5,220,445
                                                     ------------    ------------
  End of year.....................................     15,080,463       8,677,411
                                                     ============    ============

================================================================================
            ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS
56                                                                 May 31, 1998
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------                                    ----------
            COMMON STOCKS - 58.36%
            ADVERTISING - 0.11%
     1,795  Interpublic Group Cos., Inc....  $  106,466
     2,400  Omnicom Group, Inc.............     112,350
                                             ----------
                                                218,816
                                             ----------
            AEROSPACE/DEFENSE- 0.91%
    13,811  Boeing Co......................     657,749
       521  Crane Co.......................      27,450
       258  EG & G, Inc....................       8,127
     1,754  General Dynamics Corp..........      77,943
       842  Goodrich  (B.F.) Co............      43,153
     2,383  Lockheed Martin Corp...........     267,492
       932  Northrop Grumman Corp..........      99,899
     4,718  Raytheon Co. Class B...........     258,016
     1,578  TRW Inc........................      84,522
     3,034  United Technologies Corp.......     285,195
                                             ----------
                                              1,809,546
                                             ----------
            AIRLINES - 0.23%
     1,126* AMR Corp.......................     173,334
     1,007  Delta Air Lines, Inc...........     115,805
     2,876  Southwest Airlines Co..........      76,753
     1,413* US Airways Group, Inc..........      98,910
                                             ----------
                                                464,802
                                             ----------
            APPAREL & PRODUCTS - 0.03%
     1,010  Liz Claiborne, Inc.............      51,194
                                             ----------
            APPLIANCES/FURNISHINGS - 0.08%
     1,729  Maytag Corp....................      87,206
     1,029  Whirlpool Corp.................      70,294
                                             ----------
                                                157,500
                                             ----------
            AUTO - CARS - 1.01%
     8,655  Chrysler Corp..................     481,434
    16,556  Ford Motor Co..................     858,843
     9,478  General Motors Corp............     681,824
                                             ----------
                                              2,022,101
                                             ----------
            AUTO - REPLACEMENT PARTS - 0.20%
     2,408* AutoZone, Inc..................      80,066
       200  Cooper Tire & Rubber Co........       4,738
       915  Echlin Inc.....................      43,462
     2,726  Genuine Parts Co...............      92,513
     2,176  Goodyear Tire & Rubber Co......     156,400
       982  Pep Boys-Manny, Moe & Jack.....      21,850
                                             ----------
                                                399,029
                                             ----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------                                    ----------
            BANKS - NEW YORK CITY - 1.17%
     5,608  Bank of New York Co., Inc......  $  342,789
     5,879  Chase Manhattan Corp...........     799,177
     6,039  CitiCorp.......................     900,566
     2,384  J. P. Morgan  & Co. Inc........     296,062
                                             ----------
                                              2,338,594
                                             ----------
            BANKS - OTHER - 1.73%
     9,576  BankAmerica Corp...............     791,816
     2,033  BankBoston Corp................     214,227
     3,954  First Chicago Corp.............     345,728
    12,927  First Union Corp...............     715,025
     3,688  Fleet Financial Group, Inc.....     302,416
     3,288  Mellon Bank Corp...............     221,735
     4,497  National City Corp.............     304,672
     1,374  Providian Financial Corp.......      87,420
       805  Republic of New York Corp......     103,392
     1,050  Wells Fargo & Co...............     379,575
                                             ----------
                                              3,466,006
                                             ----------
            BANKS - REGIONAL - 2.12%
     9,270  Banc One Corp..................     511,009
     2,530  Comerica Inc...................     166,348
     3,557  Fifth Third Bancorp............     175,182
     3,200  Huntington Bancshares, Inc.....     104,800
     5,880  KeyCorp........................     223,073
     2,000  Mercantile Bancorporation Inc..     102,250
    12,591  NationsBank Corp...............     953,768
     2,000  Northern Trust Corp............     141,063
    10,736  Norwest Corp...................     417,362
     3,973  PNC Bank Corp..................     229,441
     2,200  State Street Corp..............     151,663
     2,800  Summit Bancorporation..........     140,350
     2,685  SunTrust Banks, Inc............     212,115
     3,900  Synovus Financial Corp.........      87,506
    10,221  U.S. Bancorp...................     399,896
     2,852  Wachovia Corp..................     228,337
                                             ----------
                                              4,244,163
                                             ----------
            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.29%
       378  Adolph Coors Class B...........      14,175
     6,996  Anheuser-Busch Companies, Inc..     321,379
       933  Brown-Forman Corp Class B......      53,764
     4,325  Seagram Co. Ltd................     190,030
                                             ----------
                                                579,348
                                             ----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------                                    ----------
            BEVERAGE - SOFT DRINKS - 1.74%
    33,599  Coca-Cola Co................... $ 2,633,322
    20,761  PepsiCo, Inc...................     847,308
                                            -----------
                                              3,480,630
                                            -----------
            BROADCASTING - 0.91%
    10,102  CBS Corp.......................     320,739
     2,100* Clear Channel Communications,
              Inc. ........................     201,338
     4,984  Comcast Corp. Class A Special..     170,858
     6,767* Tele-Comm Liberty Media Group
            Class A........................     232,193
     6,565  U S West Communications Group..     333,174
     7,763  U S West Media Group...........     287,715
     4,950* Viacom, Inc Class B............     272,250
                                            -----------
                                              1,818,267
                                            -----------
            BUILDING MATERIALS - 0.23%
       605  Armstrong World Industries,
              Inc. ........................      50,896
     2,392  Lowe's Companies, Inc..........     189,417
     2,567  Masco Corp.....................     144,394
     2,368  Sherwin-Williams Co............      78,735
                                            -----------
                                                463,442
                                            -----------
            CHEMICAL - MAJOR - 1.20%
     3,219  Dow Chemical Co................     311,841
    15,062  E.I. du Pont de Nemours and Co.   1,159,774
     1,753  Hercules, Inc..................      77,242
     8,208  Monsanto Co....................     454,518
     1,910  Morton International, Inc......      58,135
     2,135  PPG Industries, Inc............     155,587
       843  Rohm and Haas Co...............      92,625
     1,720  Union Carbide Corp.............      85,893
                                            -----------
                                              2,395,615
                                            -----------

            CHEMICAL - MISCELLANEOUS - 0.30%
     1,461  Air Products and Chemicals,
              Inc..........................     127,107
     1,088  Eastman Chemical Co............      72,896
     1,106  Ecolab Inc.....................      34,148
       600* FMC Corp.......................      45,863
     1,431  Great Lakes Chemical Corp......      57,240
       573  Millipore Corp.................      19,124
     1,204  Nalco Chemical Co..............      45,150
       358* Octel Corp.....................       7,803
     2,486  Praxair, Inc...................     122,591
     1,336  Sigma Aldrich Corp.............      48,764
     1,087  W.R. Grace & Co................      20,177
                                            -----------
                                                600,863
                                            -----------

================================================================================
              ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  57
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            CONGLOMERATES - 0.60%
     7,960  Allied Signal Inc.............. $   340,290
     1,600  ITT Industries, Inc............      59,000
     1,481  Loews Corp.....................     134,401
     1,851  Tenneco Inc....................      77,048
     2,156  Textron Inc....................     159,948
     7,758  Tyco International Ltd.........     429,599
                                            -----------
                                              1,200,286
                                            -----------
            CONSUMER FINANCE - 0.15%
       666  Beneficial Corp................      89,244
     6,941  MBNA Corp......................     219,943
                                            -----------
                                                309,187
                                            -----------
            CONTAINERS - METAL/GLASS - 0.15%
     2,892  Corning Inc....................     114,053
     1,693  Crown Cork & Seal Co., Inc.....      87,825
     2,400* Owens-Illinois, Inc............     107,850
                                            -----------
                                                309,728
                                            -----------
            CONTAINERS - PAPER - 0.05%
     1,000  Bemis Co., Inc.................      42,188
     1,082* Sealed Air Corp................      57,887
                                            -----------
                                                100,075
                                            -----------
            COSMETICS/TOILETRIES - 0.55%
       799  Alberto-Culver Co. Class B.....      23,770
     1,457  Avon Products, Inc.............     119,201
     7,746  Gillette Co....................     907,250
     1,071  International Flavors &
            Fragrances, Inc................      51,408
                                            -----------
                                              1,101,629
                                            -----------
            DRUGS - 4.59%
       475  Allergan, Inc..................      19,950
       814* ALZA Corp......................      39,377
    17,956  American Home Products Corp....     867,499
     3,326* Amgen Inc......................     201,223
       592  Bausch & Lomb Inc..............      29,489
    13,614  Bristol Myers Squibb Co........   1,463,505
    14,760  Eli Lilly and Co...............     906,818
    16,537  Merck & Co., Inc...............   1,935,863
     6,911* Pharmacia & Upjohn, Inc........     305,380
    17,542  Pfizer, Inc....................   1,838,620
    10,254  Schering-Plough Corp...........     858,132
    11,154  Warner-Lambert Co..............     711,765
                                            -----------
                                              9,177,621
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            ELECTRICAL EQUIPMENT - 2.21%
     3,337  AMP Inc........................ $   126,806
     2,284* Cabletron Systems, Inc.........      29,407
     5,988  Emerson Electric Co............     363,771
    44,802  General Electric Co............   3,735,367
       710  National Service Industries,
            Inc............................      36,210
     1,496  Raychem Corp...................      56,287
       850  Thomas & Betts Corp............      45,421
       348  W. W. Grainger Inc.............      36,736
                                            -----------
                                              4,430,005
                                            -----------

            ELECTRONIC INSTRUMENTS - 0.08%
       591  General Signal Corp............      24,305
       706* Perkin-Elmer Corp..............      48,360
       650  Tektronix, Inc.................      24,863
     1,876* Thermo Electron Corp...........      65,895
                                            -----------
                                                163,423
                                            -----------
            ENTERTAINMENT - 0.96%
       939* Harrah's Entertainment, Inc....      23,475
     1,766  Hasbro, Inc....................      67,550
     1,936* King World Productions, Inc....      49,368
     4,261  Mattel, Inc....................     161,385
     7,863  Time Warner Inc................     611,840
     8,904  Walt Disney Co.................   1,007,265
                                            -----------
                                              1,920,883
                                            -----------
            FINANCE COMPANIES - 0.41%
     5,139  Associates First Capital Corp..     384,460
     1,256  Green Tree Financial Corp......      50,476
     1,778  Household International, Inc...     240,586
     2,700  SunAmerica, Inc................     131,288
                                            -----------
                                                806,810
                                            -----------
            FOODS - 1.29%
     8,318  Archer Daniels Midland Co......     157,002
     4,438  BestFoods......................     250,470
     6,150  Campbell Soup Co...............     335,175
     6,682  ConAgra, Inc...................     195,449
     2,334  General Mills, Inc.............     159,296
     5,234  H J Heinz Co...................     277,729
     1,744  Hershey Foods Corp.............     120,772
     5,832  Kellogg Co.....................     240,935
     2,716  Pioneer Hi - Bred International
            Inc............................     103,378
     2,119  Quaker Oats Co.................     122,240
     1,100  Ralston Purina Co..............     122,443

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            FOODS - Continued
     6,496  Sara Lee Corp.................. $   382,451
     1,176  Wm. Wrigley Jr. Co.............     113,190
                                            -----------
                                              2,580,530
                                            -----------
            FINANCIAL SERVICES - 0.39%
     6,221  American Express Co............     638,430
     1,600  Countrywide Credit Industries,
            Inc............................      74,000
     1,459  H & R Block Inc................      64,196
                                            -----------
                                                776,626
                                            -----------
            FOOTWEAR - 0.10%
     3,731  NIKE, Inc. Class  B............     171,626
       995* Reebok International Ltd.......      28,606
                                            -----------
                                                200,232
                                            -----------
            FREIGHT - 0.08%
     1,954* FDX Corp.......................     125,300
     1,263  Ryder System, Inc..............      43,021
                                            -----------
                                                168,321
                                            -----------
            GOLD MINING - 0.09%
     5,183  Barrick Gold Corp..............      99,773
     1,600  Battle Mountain Gold Co........       8,500
     1,971  Homestake Mining Co............      21,435
     3,779  Placer Dome Inc................      47,001
                                            -----------
                                                176,709
                                            -----------
            GOVERNMENT SPONSORED - 0.66%
     9,580  Federal Home Loan Mortgage.....     435,890
    14,825  Federal National Mortgage
            Association....................     887,647
                                            -----------
                                              1,323,537
                                            -----------
            FUNERAL SERVICES - 0.07%
     3,445  Service Corp. International....     140,814
                                            -----------
            HARDWARE & TOOLS - 0.10%
     1,684  Black & Decker Corp............      98,304
       984  Snap-on Inc....................      43,173
     1,188  Stanley Works..................      56,430
                                            -----------
                                                197,907
                                            -----------
            HEALTHCARE - 0.23%
     1,300  Cardinal Health, Inc...........     115,862
     4,668  HealthSouth Corp...............     132,455
     2,069* Humana Inc.....................      64,268
     2,405  United HealthCare Corp.........     153,920
                                            -----------
                                                466,505
                                            -----------

================================================================================
       ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
58                                                                  May 31, 1998
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            HEAVY DUTY TRUCKS/PARTS - 0.17%
       506  Cummins Engine Co., Inc........ $    26,312
     1,824  Dana Corp......................      95,076
     1,078  Eaton Corp.....................      96,818
     1,827* Navistar International Corp....      55,153
     1,388  PACCAR Inc.....................      76,643
                                            -----------
                                                350,002
                                            -----------
            HOME BUILDERS - 0.03%
     1,032  Centex Corp....................      36,894
       895  Kaufman & Broad Home Corp......      22,990
                                            -----------
                                                 59,884
                                            -----------
            HOSPITAL MANAGEMENT - 0.25%
     8,136  Columbia/HCA Healthcare Corp...     265,946
     1,322  Manor Care, Inc................      41,725
       600  Shared Medical Systems Corp....      43,650
     4,281* Tenet Healthcare Corp..........     149,835
                                            -----------
                                                501,156
                                            -----------
            HOSPITAL SUPPLIES - 1.56%
    10,424  Abbott Laboratories............     773,330
       819  Bard (C. R.), Inc..............      28,408
     4,110  Baxter International Inc.......     235,040
     1,597  Becton, Dickinson and Co.......     112,988
     1,500  Biomet, Inc....................      43,313
     2,473* Boston Scientific Corp.........     157,654
    18,448  Johnson & Johnson..............   1,274,065
     1,522  Mallinckrodt, Inc..............      46,897
     6,732  Medtronic, Inc.................     374,468
       647* St. Jude Medical, Inc..........      23,130
     1,422  United States Surgical Corp....      56,525
                                            -----------
                                              3,125,818
                                            -----------
            HOUSEHOLD PRODUCTS - 1.69%%
     1,548  Clorox Co......................     129,258
     4,116  Colgate-Palmolive Co...........     358,092
     5,543  Minnesota Mining &
            Manufacturing Co...............     513,420
     1,910  Newell Co......................      92,158
    18,438  Procter & Gamble Co............   1,547,640
     2,190  Rubbermaid, Inc................      71,449
       412  Tupperware Corp................      11,124
     8,332  Unilever N V - ADR.............     657,707
                                            -----------
                                              3,380,848
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            INFORMATION PROCESSING - 5.80%
       700  Adobe Systems Inc.............. $    27,956
     1,828* Apple Computer, Inc............      48,671
       435  Autodesk, Inc..................      18,488
     3,929  Automatic Data
             Processing, Inc...............     249,983
     3,482* Bay Networks, Inc..............      96,408
    11,296* Cendant Corp...................     244,982
       632* Ceridian Corp..................      34,128
    13,983* Cisco Systems, Inc.............   1,057,464
     2,401  Cognizant Corp.................     127,853
    20,579  Compaq Computer Corp...........     562,050
     7,333  Computer Associates
            International, Inc.............     384,983
     2,270  Computer Sciences Corp.........     117,898
     1,214* Data General Corp..............      18,514
     8,728* Dell Computer Corp.............     719,242
     2,310  Digital Equipment Corp.........     126,761
     6,622* E M C Corp.....................     274,399
     4,898  First Data Corp................     162,859
     1,700* Gateway 2000, Inc..............      76,606
     1,547* General Instrument Corp........      36,838
     3,000  HBO & Co.......................     173,156
    13,865  Hewlett Packard Co.............     861,363
     1,565  Honeywell Inc..................     131,362
    13,274  International Business
             Machines......................   1,558,036
    33,214* Microsoft Corp.................   2,816,962
     4,684* Novell, Inc ...................      49,182
    13,220* Oracle Corp....................     312,323
     3,256* Parametric Technology Corp.....      99,817
     4,306  Pitney Bowes Inc...............     202,382
     3,318* Seagate Technology.............      76,729
     3,599* Silicon Graphics, Inc..........      43,188
     5,478* Sun Microsystems, Inc..........     219,462
     5,144* 3Com Corp......................     130,529
     2,900* Unisys Corp....................      71,050
     4,583  Xerox Corp.....................     470,902
                                            -----------
                                             11,602,526
                                            -----------
            INSURANCE - CASUALTY - 0.29%
     2,484  Chubb Corp.....................     197,633
       900  Progressive Corp...............     124,088
     2,353  SAFECO Corp....................     109,415
     3,568  St. Paul Companies, Inc........     158,330
                                            -----------
                                                589,466
                                            -----------


 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            INSURANCE - LIFE - 0.36%
     2,197  Aetna Inc...................... $   171,778
     2,798  Conseco Inc....................     130,457
     1,596  Jefferson-Pilot Corp...........      91,370
     1,340  Lincoln National Corp..........     120,433
     2,370  Torchmark Corp.................     101,614
       887  Transamerica Corp..............     102,005
                                            -----------
                                                717,657
                                            -----------
            INSURANCE - MISCELLANEOUS - 0.28%
     1,097  General Re Corp................     241,203
     1,244  MBIA, Inc......................      92,756
     1,806  MGIC Investment Corp...........     108,247
     2,214  UNUM Corp......................     123,015
                                            -----------
                                                565,221
                                            -----------
            INSURANCE - MULTILINE - 1.75%
     5,746  Allstate Corp..................     540,842
     9,590  American International Group,
            Inc............................   1,187,362
     2,552  Aon Corp.......................     163,488
     2,829  CIGNA Corp.....................     193,787
     2,100  Cincinnati Financial Corp......      88,200
     1,503  Hartford Financial Services
            Group..........................     165,424
     2,284  Marsh & McLennan
             Companies Inc.................     199,992
    15,662  Travelers Group, Inc...........     955,382
                                            -----------
                                              3,494,477
                                            -----------
            LEISURE TIME - 0.06%
     1,543  Brunswick Corp.................      48,508
     3,200* Mirage Resorts, Inc............      66,600
                                            -----------
                                                115,108
                                            -----------
            LODGING - 0.10%
     3,010  Hilton Hotels Corp.............      94,627
     3,288  Marriott Services Inc..........     114,258
                                            -----------
                                                208,885
                                            -----------
            MACHINERY - AGRICULTURE - 0.13%
     1,311  Case Corp......................      75,874
     3,670  Deere & Co.....................     190,381
                                            -----------
                                                266,255
                                            -----------

================================================================================
           ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
May 31 1998                                                                  59
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.18%
     4,640  Caterpillar Inc................ $   254,910
     1,303  Fluor Corp.....................      62,137
       626  Foster Wheeler Corp............      15,885
       979  Harnischfeger Industries Inc...      30,838
                                            -----------
                                                363,770
                                            -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.34%
     1,307  Cooper Industries, Inc.........      84,138
     2,820  Dover Corp.....................     105,750
     2,960  Illinois Tool Works Inc........     195,360
     2,434  Ingersoll-Rand Co..............     109,682
     1,087  Johnson Controls, Inc..........      64,677
     1,795  Pall Corp......................      35,563
     2,104  Parker Hannifin Corp...........      86,396
                                            -----------
                                                681,566
                                            -----------
            MACHINE TOOLS - 0.01%
       844  Cincinnati Milacron, Inc.......      25,267
                                            -----------
            MEDICAL TECHNOLOGY - 0.08%
     2,406  Guidant Corp...................     155,037
                                            -----------
            MERCHANDISING -
            DEPARTMENT - 0.36%
     5,952  Dayton Hudson Corp.............     276,024
     1,630  Dillards, Inc. Class A.........      68,562
     2,816* Federated Department Stores,
            Inc ...........................     145,904
     3,057  May Department Stores Co.......     196,603
       358  Mercantile Stores Co., Inc.....      28,148
                                            -----------
                                                715,241
                                            -----------
            MERCHANDISING - FOOD - 0.33%
     3,303  Albertsons, Inc................     152,970
     3,442  American Stores Co.............      85,835
       570  Giant Food Inc. Class A........      24,510
       300  Great Atlantic & Pacific Tea
            Co., Inc.......................       9,600
     3,642* Kroger Co......................     156,378
       996  Supervalu Inc..................      41,708
     4,514  SYSCO Corp.....................     105,233
     2,279  Winn-Dixie Stores, Inc.........      92,726
                                            -----------
                                                668,960
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            MERCHANDISING - MASS - 1.22%
     3,548  J.C. Penney Co., Inc........... $   254,791
     6,176* Kmart Corp.....................     119,660
     5,296  Sears Roebuck and Co...........     327,359
    30,774  Wal-Mart Stores, Inc...........   1,698,340
     2,461  Woolworth Corp.................      48,605
                                            -----------
                                              2,448,755
                                            -----------
            MERCHANDISE - DRUG - 0.30%
     2,789  CVS Corp.......................     195,753
       597  Longs Drug Stores Corp.........      18,097
     3,762  Rite Aid Corp..................     134,726
     6,904  Walgreen Co....................     242,935
                                            -----------
                                                591,511
                                            -----------
            MERCHANDISE - SPECIALTY - 1.01%
     1,089  American Greetings Corp.
            Class A........................      51,727
     1,351  Circuit City Stores, Inc.......      57,248
     1,700* Consolidated Stores Corp.......      64,918
     2,966* CostCo Companies, Inc..........     171,657
     3,357  Fortune Brands,  Inc...........     129,035
     5,147  Gap, Inc.......................     277,938
     9,956  Home Depot, Inc................     782,168
     1,906  Ikon Office Solutions Inc......      40,383
       491  Jostens, Inc...................      12,398
     2,944  Limited, Inc...................      97,888
     1,033  Nordstrom, Inc.................      74,441
     1,978  TJX Companies, Inc.............      92,472
     1,382  Tandy Corp.....................      61,154
     3,833* Toys "R" Us, Inc...............     101,575
                                            -----------
                                              2,015,002
                                            -----------
            METALS - MISCELLANEOUS - 0.06%
     1,666  Cyprus Amax Minerals Co........      26,448
       774  Engelhard Corp.................      16,109
     2,553  Freeport-McMoran Copper & Gold
             Inc. Class B..................      42,763
     2,507  Inco Limited...................      36,038
                                            -----------
                                                121,358
                                            -----------
            METALS - ALUMINUM - 0.15%
     2,843  Alcan Aluminum Ltd.............      81,025
     2,290  Aluminum Co. of America........     158,869
       942  Reynolds Metals Co.............      54,636
                                            -----------
                                                294,530
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            METALS - COPPER - 0.06%
     1,000  ASARCO Inc..................... $    22,688
     2,373  Newmont Mining Corp............      59,177
       559  Phelps Dodge Corp..............      34,098
                                            -----------
                                                115,963
                                            -----------
            METALS - STEEL - 0.11%
     2,679  Allegheny Teldyne Inc..........      62,286
     1,895* Bethlehem Steel Corp...........      23,213
       300  Inland Steel Industries, Inc...       8,588
       967  Nucor Corp.....................      49,801
     1,415  USX-US Steel Group, Inc........      50,763
     1,500  Worthington Industries, Inc....      26,438
                                            -----------
                                                221,089
                                            -----------
            MISCELLANEOUS - 0.10%
     2,100  BB & T Corp....................     138,994
     1,500  Equifax Inc....................      54,562
                                            -----------
                                                193,556
                                            -----------
            MOBILE HOMES - 0.01%
       600  Fleetwood Enterprises, Inc.....      24,000
                                            -----------
            MULTIMEDIA - 0.02%
       902  Meredith Corp..................      35,855
                                            -----------
            NATURAL GAS-DIVERSIFIED - 0.07%
       881  Coastal Corp...................      62,111
       200  Eastern Enterprises............       8,025
     1,741  Sonat Inc......................      68,225
                                            -----------
                                                138,361
                                            -----------
            OIL - INTEGRATED DOMESTIC - 0.92%
       864  Amerada Hess Corp..............      46,710
    12,888  Amoco Corp.....................     538,880
     1,162  Ashland Oil, Inc...............      57,955
     4,508  Atlantic Richfield Co..........     355,569
     2,463  Burlington Resources,  Inc.....     103,754
       767  Kerr-McGee Corp................      48,513
     4,307  Occidental Petroleum Corp......     118,980
     1,373* Oryx Energy Co.................      32,008
       832  Pennzoil Co....................      48,100
     3,684  Phillips Petroleum Co..........     184,430
     1,104  Sun Co., Inc...................      46,920
     4,011  USX-Marathon Group.............     140,385
     3,360  Unocal Corp....................     119,700
                                            -----------
                                              1,841,904
                                            -----------

================================================================================
        ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
60                                                                  May 31, 1998
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            OIL - INTEGRATED
            INTERNATIONAL - 2.99%
     8,859  Chevron Corp................... $   707,613
    33,628  Exxon Corp.....................   2,370,774
    10,600  Mobil Corp.....................     826,800
    29,492  Royal Dutch Pete Co. - ADR.....   1,653,395
     7,474  Texaco Inc.....................     431,623
                                            -----------
                                              5,990,205
                                            -----------
            OIL - SERVICES - 0.51%
     2,860  Baker Hughes Inc...............     102,960
     2,177  Dresser Industries, Inc........     101,367
     3,714  Halliburton Co.................     175,951
       881  McDermott International, Inc...      33,643
     1,229* Rowan Companies, Inc...........      31,416
     6,602  Schlumberger Ltd...............     515,369
       658* Western Atlas Inc..............      56,958
                                            -----------
                                              1,017,664
                                            -----------
            OIL/GAS PRODUCERS - 0.09%
       700  Anadarko Petroleum Corp........      46,200
     1,400  Apache Corp....................      47,863
     1,400  Helmerich & Payne, Inc.........      35,350
     2,711  Union Pacific Resources Group
             Inc...........................      54,897
                                            -----------
                                                184,310
                                            -----------
            PAPER/FOREST PRODUCTS - 0.69%
     1,863  Avery Dennison Corp............      96,527
       766  Boise Cascade Corp.............      25,565
     1,507  Champion International Corp....      72,336
     3,338  Fort James Corp................     159,598
       833  Georgia-Pacific Corp...........      53,468
     4,262  International Paper Co.........     196,052
     7,734  Kimberly-Clark Corp............     383,316
     2,342  Louisiana Pacific Corp.........      46,694
     1,568  Mead Corp......................      48,804
       215  Potlatch Corp..................       9,420
       272* Stone Container Corp...........       4,828
       944  Union Camp Corp................      51,625
     1,821  Westvaco Corp..................      51,899
     2,544  Weyerhaeuser Co................     129,267
     1,378  Willamette Industries, Inc.....      47,282
                                            -----------
                                              1,376,681
                                            -----------
            PHOTOGRAPHY - 0.18%
     4,334  Eastman Kodak Co...............     309,339
     1,146  Polaroid Corp..................      46,485
                                            -----------
                                                355,824
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            POLLUTION CONTROL - 0.19%
     2,859  Browning - Ferris Industries,
             Inc........................... $   101,672
     6,500* Laidlaw Inc....................      80,438
     5,931  Waste Management, Inc..........     192,758
                                            -----------
                                                374,868
                                            -----------
            PUBLISHING - NEWS - 0.35%
     1,527  Dow Jones & Co., Inc...........      73,487
     4,238  Gannett Co., Inc...............     279,443
       996  Knight-Ridder, Inc.............      56,834
     1,129  New York Times Co.  Class  A...      79,595
     1,267  Times Mirror Co................      81,088
     1,901  Tribune Co.....................     127,129
                                            -----------
                                                697,576
                                            -----------
            PUBLISHING/PRINTING - 0.16%
     1,986  Dun & Bradstreet Corp..........      67,028
       971  Harcourt General, Inc..........      52,920
     1,578  McGraw-Hill, Inc...............     123,380
     1,496  Moore Corp. Ltd................      21,691
     1,296  R R Donnelley and Son..........      58,320
                                            -----------
                                                323,339
                                            -----------
            RAILROAD - 0.33%
     2,033  Burlington Northern Santa Fe...     202,284
     2,976  CSX  Corp......................     141,732
     4,905  Norfolk Southern Corp..........     153,588
     3,346  Union Pacific Corp.............     161,862
                                            -----------
                                                659,466
                                            -----------
            RESTAURANTS - 0.37%
     2,057  Darden Restaurants, Inc........      31,755
     9,261  McDonald's Corp................     607,753
     2,276* Tricon Global Restaurants,
             Inc..........................       70,698
     1,600  Wendy's International, Inc.....      39,500
                                            -----------
                                                749,706
                                            -----------
            SAVINGS & LOAN - 0.21%
       325  Golden West Financial Corp.....      35,100
     1,785  H.F. Ahmanson & Co.............     136,106
     3,664  Washington Mutual, Inc.........     258,770
                                            -----------
                                                429,976
                                            -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------                                  -----------
            SECURITIES RELATED - 0.72%
     3,800  Charles Schwab Corp............ $   125,400
     3,300  Franklin Resources, Inc........     161,288
     1,800  Lehman Brothers Holdings, Inc..     127,688
     4,530  Merrill Lynch & Co., Inc.......     405,435
     7,912  Morgan Stanley, Dean Witter,
             Discover and Co...............     617,630
                                            -----------
                                              1,437,441
                                            -----------
            SEMICONDUCTOR EQUIPMENT - 0.11%
     5,266* Applied Materials, Inc.........     168,512
     1,300* KLA-Tencor Corp................      44,038
                                            -----------
                                                212,550
                                            -----------
            SEMICONDUCTORS - 1.31%
     2,157* Advanced Micro Devices, Inc....      42,062
    22,202  Intel Corp.....................   1,586,055
     2,010* LSI Logic Corp.................      42,838
     3,044* Micron Technology, Inc.........      71,724
     8,290  Motorola, Inc..................     438,852
     2,337* National Semiconductor Corp....      37,976
     2,717  Rockwell International Corp....     149,435
     4,928  Texas Instruments Inc..........     253,176
                                            -----------
                                              2,622,118
                                            -----------
            TELECOMMUNICATIONS - 1.63%
     7,049* Airtouch Communications, Inc...     335,709
     2,784  ALLTEL Corp....................     109,794
       524* Andrew Corp....................      11,512
     2,047* DSC Communications Corp........      34,991
     2,378  Frontier Corp..................      72,380
     1,100  Harris Corp....................      53,006
    17,908  Lucent Technologies, Inc.......   1,270,349
     4,200* Nextel Communications, Inc.
             Class A.......................      98,963
     7,234  Northern Telecom Ltd...........     462,976
       381  Scientific-Atlanta, Inc........       8,406
     2,404* Tellabs, Inc...................     165,200
    13,868* WorldCom, Inc..................     630,993
                                            -----------
                                              3,254,279
                                            -----------
            TEXTILE - PRODUCTS - 0.06%
       683  Russell Corp...................      18,612
       300  Springs Industries, Inc.
             Class A.......................      16,838
     1,700  V F Corp.......................      90,418
                                            -----------
                                                125,868
                                            -----------

================================================================================
              ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
May 31 1998                                                                   61
================================================================================

 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------                                     ------------
            TOBACCO - 0.64%
    32,729  Philip Morris Cos Inc..........    $  1,223,246
     2,427  UST Inc........................          64,619
                                               ------------
                                                  1,287,865
                                               ------------
            UTILITIES - COMMUNICATION - 3.24%
    22,454  AT & T Corp....................       1,366,887
    15,018  Ameritech Corp.................         637,326
    10,495  Bell Atlantic Corp.............         961,604
    13,427  BellSouth Corp.................         866,042
    13,087  GTE Corp.......................         763,136
     9,357  MCI Communications Corp........         500,308
    25,014  SBC Communications, Inc........         972,419
     5,720  Sprint Corp....................         410,410
                                               ------------
                                                  6,478,132
                                               ------------
            UTILITIES - ELECTRIC - 1.43%
     1,825  Ameren Corp....................          71,403
     2,949  American Electric Power, Inc...         133,811
     2,598  Baltimore Gas and Electric Co..          79,077
     1,506  Carolina Power & Light Co......          61,746
     2,692  Central & South West Corp......          71,170
     2,718  Cinergy Corp...................          87,825
     3,299  Consolidated Edison Co. of
            New York, Inc..................         141,238
     2,193  DTE Energy Co..................          86,761
     2,808  Dominion Resources, Inc........         111,443
     4,904  Duke Energy Corp...............         282,593
     5,717  Edison International...........         168,652
     3,027  Entergy Corp...................          79,648
     2,370  FPL Group, Inc.................         145,607
     3,126  FirstEnergy Corp...............          92,803
     2,354  GPU Inc........................          90,629
     3,889  Houston Industries, Inc........         111,323
     1,200* Niagara Mohawk Power Corp......          14,850
     1,134  Northern States Power Co.......          64,496
     1,677  Peco Energy Co.................          47,375
     5,335  P G & E Corp...................         168,053
     1,700  P P & L Resources Inc..........          37,613
     4,945  PacifiCorp.....................         114,044
     3,081  Public Service Enterprise Group         101,866
    10,308  Southern Co....................         273,805
     3,494  Texas Utilities Co.............         138,012
     2,300  Unicom Corp....................          79,060
                                               ------------
                                                  2,854,903
                                               ------------
            UTILITIES - GAS, DISTRIBUTION - 0.02%
       790  NICOR Inc......................          30,514
                                               ------------


 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------                                     ------------
            UTILITIES - GAS, PIPELINE - 0.31%
       887  Columbia Energy Group..........    $     74,841
     1,295  Consolidated Natural Gas Co....          73,248
     3,947  Enron Corp.....................         197,843
       400  ONEOK Inc......................          15,625
     1,220  Pacific Enterprises............          46,436
       725  Peoples Energy Corp............          26,735
     5,926  Williams Companies, Inc........         192,225
                                               ------------
                                                    626,953
                                               ------------
            TOTAL COMMON STOCKS
            (Cost $73,829,020).............     116,780,010
                                               ------------
    PAR
   VALUE
-----------

            CORPORATE BONDS - 18.40%

            AUTO - CARS - 1.07%
$2,000,000  Ford Motor Co.,
             7.25% due 10/01/08............       2,141,080
                                               ------------
            BANKS - OTHER - 2.50%
 1,000,000  BankAmerica Corp.,
             6.63% due 05/30/01............       1,015,680
 3,000,000  Malayan Banking  Berhad-NY,
             7.13% due 09/15/05............       2,518,410
 1,500,000  Santander Finance Issuance,
             6.38% due 02/15/15............       1,463,745
                                               ------------
                                                  4,997,835
                                               ------------
            BANKS - REGIONAL - 1.12%
 2,000,000  NationsBank Corp.,
             7.75% due 08/15/15............       2,232,740
                                               ------------
            FINANCE COMPANIES - 4.36%
 3,000,000  AT&T Capital  Corp.,
             6.80% due 02/01/01............       3,060,540
 1,500,000  Finova Capital Corp.,
             9.13% due 02/27/02............       1,641,675
 1,000,000  Ford Motor Credit Co.,
             6.25% due 11/08/00............       1,005,960
 3,000,000  International Lease Finance
            Corp., 6.45% due 09/11/00......       3,028,410
                                               ------------
                                                  8,736,585
                                               ------------

   PAR                                           MARKET
  VALUE                                          VALUE
----------                                     ------------
            HOSPITAL MANAGEMENT - 0.77%
$1,650,000  Columbia/HCA Healthcare Corp.,
             7.19% due 11/15/15............    $  1,539,203
                                               ------------
            INSURANCE - CASUALTY - 1.10%
 2,000,000  Orion Cap Trust,
             8.73% due 01/01/37............       2,197,680
                                               ------------
            MERCHANDISING - MASS - 0.51%
 1,000,000  Sears Roebuck and Co.,
             7.35% due 03/23/00............       1,024,350
                                               ------------
            MERCHANDISE - SPECIALTY - 2.33%
            Goodrich (B.F.),
 2,000,000   7.10% due 11/15/27............       2,089,160
            Tandy Corp.,
 2,500,000   6.95% due 09/01/07............       2,566,700
                                               ------------
                                                  4,655,860
                                               ------------
            OIL - INTEGRATED DOMESTIC - 1.05%
 2,000,000  Union Oil Co. California,
             7.20% due 05/15/05............       2,099,900
                                               ------------
            SECURITIES RELATED - 1.05%
 1,000,000  Bear Stearns Co. Inc.:
             9.38% due 06/01/01............       1,086,960
             6.75% due 05/01/01............       1,016,390
                                               ------------
                                                  2,103,350
                                               ------------
            TELECOMMUNICATIONS - 1.81%
 1,500,000  Tele-Communications Inc.,
             7.25% due 08/01/05............       1,563,540
 2,000,000  360 Communications Co.,
             7.13% due 03/01/03............       2,069,580
                                               ------------
                                                  3,633,120
                                               ------------
            UTILITIES - ELECTRIC - 0.73%
            Texas Utilities Electric,
 1,444,575   6.62% due 07/01/01............       1,464,888
                                               ------------
            TOTAL CORPORATE BONDS
            (Cost $36,476,391).............      36,826,591
                                               ------------

================================================================================
        ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
62                                                                  May 31, 1998
================================================================================

   PAR                                         MARKET
  VALUE                                        VALUE
----------                                  -----------
            UNITED STATES GOVERNMENT -
            LONG TERM - 14.13%

            GOVERNMENT SPONSORED - 3.18%
            Federal Home Loan Mortgage Corp
             (pools/REMICS):
$  166,641   7.50% due 09/01/25............ $   171,275
   364,499   7.50% due 09/01/25............     374,635
   309,452   7.50% due 09/01/25............     318,057
   468,190   7.50% due 09/01/25............     481,211
            Federal National Mortgage
             Association:
 2,000,000   7.00% due 05/10/01............   2,000,620
 3,000,000   6.90% due 10/09/01............   3,010,770
                                            -----------
                                              6,356,568
                                            -----------
            UNITED STATES BONDS &
            NOTES - 10.95%
            United States Treasury Bonds:
 1,500,000   8.13% due 08/15/19............   1,898,430
 2,000,000   7.25% due 05/15/16............   2,302,500
 4,000,000   7.25% due 08/15/22............   4,684,360
            United States Treasury Notes:
 1,000,000   8.00% due 08/15/99............   1,028,120
 4,000,000   6.50% due 08/15/05............   4,198,760
 2,200,000   6.38% due 04/30/99............   2,216,500
 2,000,000   6.25% due 02/28/02............   2,041,880
 1,500,000   6.25% due 02/15/03............   1,539,375
 1,000,000   5.75% due 08/15/03............   1,007,190
 1,000,000   5.50% due 04/15/00............     999,220
                                            -----------
                                             21,916,335
                                            -----------
            TOTAL UNITED STATES GOVERNMENT -
            LONG TERM
            (Cost $27,395,726).............  28,272,903
                                            -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 8.38%

            CONSUMER FINANCE - 4.27%
 2,533,000  Beneficial Corp.,
             5.52% due 06/03/98............   2,532,180
            Sears Roebuck Acceptance Corp.:
   665,000   5.55% due 06/05/98............     664,544
 5,353,000   5.50% due 06/01/98............   5,353,000
                                            -----------
                                              8,549,724
                                            -----------

   PAR                                         MARKET
  VALUE                                        VALUE
----------                                  ------------
            FINANCE COMPANIES - 1.43%
$1,032,000  Ford Motor Credit Co.,
             5.50% due 06/05/98............  $ 1,031,320
 1,822,000  General Motors Acceptance
             Corp.,
             5.50% due 06/04/98............    1,821,099
                                            ------------
                                               2,852,419
                                            ------------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.19%
   389,000  Cooper Industries, Inc.,
             5.67% due 06/01/98............      389,000
                                            ------------
            SECURITIES RELATED - 1.24%
            Merrill Lynch & Co.:
 1,202,000   5.58% due 06/10/98............    1,200,170
 1,290,000   5.52% due 06/02/98............    1,289,792
                                            ------------
                                               2,489,962
                                            ------------
            UTILITIES - COMMUNICATION - 1.25%
            GTE Corp.,
 2,500,000   5.61% due 06/08/98............    2,496,969
                                            ------------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $16,778,074).............   16,778,074
                                            ------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.18%

            UNITED STATES TREASURY BILLS - 0.18%
   250,000  4.94% due 06/04/98.............      249,894
   100,000  4.75% due 06/04/98.............       99,959
                                            ------------
                                                 349,853
                                            ------------
            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $349,853)................      349,853
                                            ------------
            TOTAL INVESTMENTS
            (Cost $154,829,064) - 99.45%...  199,007,431
            Other assets and liabilities,
             net - 0.55%...................    1,091,381
                                            ------------
            NET ASSETS (equivalent
             to $14.02 per share on
             14,269,480 shares
             outstanding) - 100%........... $200,098,812
                                            ============

                                             UNREALIZED
 CONTACTS                                   DEPRECIATION
 --------                                   ------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/98)
   20(2)    S&P 500 Index Futures
             (June/$1,090.80).............. $   (68,925)
                                            ===========
            (1) U.S.Treasury Bills with a market value of
                approximately $350,000 were maintained in
                a segregated account with a portion placed
                as collateral for futures contracts.
            (2) Per 250

=======================================================
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  14,269,480 shares outstanding........... $    142,695
Additional paid in capital................  143,094,934
Undistributed net realized gain on
  securities..............................   12,699,945
Undistributed net investment income.......       51,796
Unrealized appreciation (depreciation) of:
  Investments...........  $44,178,367
  Futures ..............      (68,925)       44,109,442
                          -----------      ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $200,098,812
                                           ============

================================================================================
                  ASSET ALLOCATION FUND - FINANCIAL STATEMENTS                63
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Dividends.......................................................  $  1,794,610
Interest........................................................     4,912,556
                                                                  ------------
  Total investment income.......................................     6,707,166
                                                                  ------------
EXPENSES:
Advisory fees...................................................       943,269
Custodian and accounting services...............................        44,310
Reports to shareholders.........................................        14,240
Audit fees and tax services.....................................         4,390
Directors' fees and expenses....................................         3,849
Miscellaneous...................................................        12,429
                                                                  ------------
  Total expenses................................................     1,022,487
                                                                  ------------
NET INVESTMENT INCOME...........................................     5,684,679
                                                                  ------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments.....................................  $11,723,542
  Futures contracts...............................    1,548,855     13,272,397
                                                   ------------   ------------
Net unrealized appreciation (depreciation) during
  the year:
  Investments.....................................   18,457,664
                                                   ------------
  Futures contracts...............................     (171,525)    18,286,139
                                                   ------------   ------------
   Net realized and unrealized gain during the year.............    31,558,536
                                                                  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $ 37,243,215
                                                                  ------------


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                       1998           1997
                                                   ------------    ------------
OPERATIONS:
Net investment income.............................  $ 5,684,679     $ 5,846,609
Net realized gain on securities...................   13,272,397      10,528,549
Net unrealized appreciation of securities during
  the year........................................   18,286,139       9,840,402
                                                   ------------    ------------
  Increase in net assets resulting from operations   37,243,215      26,215,560
                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................   (5,673,369)     (5,861,358)
Net realized gain on securities...................  (10,552,054)    (19,664,171)
                                                   ------------    ------------
  Decrease in net assets resulting from
    distributions to shareholders.................  (16,225,423)    (25,525,529)
                                                   ------------    ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................    6,643,565       3,274,322
Proceeds from capital stock issued for
  distributions reinvested........................   16,225,423      25,525,529
                                                   ------------    ------------
                                                     22,868,988      28,799,851
Cost of capital stock repurchased.................  (21,134,651)    (42,167,070)
                                                   ------------    ------------
  Increase (decrease) in net assets resulting from
    capital stock transactions....................    1,734,337     (13,367,219)
                                                   ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........   22,752,129     (12,677,188)

NET ASSETS:
Beginning of year.................................  177,346,683     190,023,871
                                                   ------------    ------------
End of year (including undistributed net
  investment income of $51,796 and $ 40,486)...... $200,098,812    $177,346,683
                                                   ============    ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold......................      488,059         264,558
Shares issued for distributions reinvested........    1,231,303       2,146,236
Shares of capital stock repurchased ..............   (1,556,774)     (3,446,167)
                                                   ------------    ------------
  Increase (decrease) in shares outstanding.......      162,588      (1,035,373)
Shares outstanding:
  Beginning of year...............................   14,106,892      15,142,265
                                                   ------------    ------------
  End of year.....................................   14,269,480      14,106,892
                                                   ============    ============


================================================================================
               CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS
64                                                                  May 31, 1998
================================================================================

   PAR                                        MARKET
  VALUE                                        VALUE
----------                                  -----------
            CORPORATE BONDS - 84.06%

            AIRLINES - 6.54%
$1,500,000  Delta Air Lines, Inc.,
              9.75% due 05/15/21........... $ 1,935,060
 2,000,000  Southwest Airlines Co.,
              8.75% due 10/15/03...........   2,226,020
                                            -----------
                                              4,161,080
                                            -----------
            AUTO - CARS - 2.32%
 1,500,000  Hertz Corp.,
              6.00% due 01/15/03...........   1,478,400
                                            -----------
            BANKS - OTHER - 5.65%
 1,000,000  BankAmerica Corp.,
              7.25% due 04/15/06...........   1,054,380
 1,500,000  Santander Finance Issuance,
              7.25% due 11/01/15...........   1,559,370
 1,000,000  Toronto Dominion Bank,
              6.13% due 11/01/08...........     982,350
                                            -----------
                                              3,596,100
                                            -----------
            BANKS - REGIONAL - 6.81%
 1,500,000  Bank Boston Capital Trust I,
              8.25% due 12/15/26...........   1,630,395
 1,500,000  Barnett Capital Trust I,
              8.06% due 12/01/26...........   1,644,330
 1,000,000  SouthTrust Corp.,
              7.63% due 05/01/04...........   1,063,040
                                            -----------
                                              4,337,765
                                            -----------
            BUILDING MATERIALS - 3.22%
 2,000,000  CSR America, Inc.,
              6.88% due 07/21/05...........   2,046,800
                                            -----------
            FINANCE COMPANIES - 9.15%
 2,000,000  Capital One Bank,
              8.13% due 03/01/00...........   2,063,200
 1,000,000  C.I.T. Group Holdings, Inc.,
              8.38% due 11/01/01...........   1,070,000
 2,000,000  Finova Capital Corp.,
              9.13% due 02/27/02...........   2,188,900
   500,000  Ford Motor Credit Co.,
              6.38% due 11/05/08...........     500,965
                                            -----------
                                              5,823,065
                                            -----------

   PAR                                        MARKET
  VALUE                                        VALUE
----------                                  -----------
            HEALTHCARE - 2.22%
$1,500,000  Columbia Healthcare Corp.,
              7.50% due 12/15/23........... $ 1,410,315
                                            -----------
            MERCHANDISE - DRUG - 0.76%
   500,000  Imcera Group Inc.,
              6.00% due 10/15/03...........     485,620
                                            -----------
            MERCHANDISING -
            DEPARTMENT - 3.64%
 2,000,000  Associated Dry Goods
             Corp. Depentures,
              8.85% due 03/01/06...........   2,313,960
                                            -----------
            MERCHANDISING - MASS - 3.92%
 1,000,000  Sears Roebuck and Co.,
              6.25% due 01/15/04...........     998,760
 1,500,000  ShopKo Stores, Inc.,
              6.50% due 08/15/03...........   1,493,700
                                            -----------
                                              2,492,460
                                            -----------
            METALS - STEEL - 2.80%
 2,000,000  Pohang Iron & Steel Limited,
              7.50% due 08/01/02...........   1,782,200
                                            -----------
            PAPER/FOREST PRODUCTS - 3.87%
 2,000,000  Georgia-Pacific Corp.,
              9.50% due 12/01/11...........   2,464,640
                                            -----------
            PUBLISHING - NEWS - 3.49%
 2,000,000  News America Holdings,
              8.25% due 08/10/18...........   2,222,480
                                            -----------
            SECURITIES RELATED - 5.58%
            Lehman Brothers, Inc.,
 1,500,000    7.13% due 09/15/03...........   1,555,110
 2,000,000    6.13% due 02/01/01...........   1,997,180
                                            -----------
                                              3,552,290
                                            -----------
            TELECOMMUNICATIONS - 6.59%
 2,000,000  Airtouch Communications, Inc.,
              7.50% due 07/15/06...........   2,132,380
 2,000,000  360 Communications Co.,
              7.13% due 03/01/03...........   2,069,580
                                            -----------
                                              4,201,960
                                            -----------

   PAR                                                   MARKET
  VALUE                                                  VALUE
----------                                            -----------
            UTILITIES - COMMUNICATION - 6.46%
$2,500,000  Century Telephone Enterprises, Inc.,
              7.20% due 12/01/25..................... $ 2,641,350
 1,500,000  GTE South, Inc.,
              6.00% due 02/15/08.....................   1,474,095
                                                      -----------
                                                        4,115,445
                                                      -----------
            UTILITIES - ELECTRIC - 4.43%
 1,000,000  Georgia Power Co.,
              6.13% due 09/01/99.....................   1,001,680
 2,000,000  Tenaga Nasional Berhad,
              7.88% due 06/15/04.....................   1,817,100
                                                      -----------
                                                        2,818,780
                                                      -----------
            UTILITIES - GAS, PIPELINE - 6.61%
 2,000,000  Columbia Energy Group,
             7.62% due 11/28/25......................   2,083,900
 2,000,000  Enron Corp.,
              7.63% due 09/10/04.....................   2,122,020
                                                      -----------
                                                        4,205,920
                                                      -----------
            TOTAL CORPORATE BONDS
            (Cost $52,488,290).......................  53,509,280
                                                      -----------
            UNITED STATES GOVERNMENT
            LONG TERM - 12.58%

            FEDERAL AGENCIES - 0.44%
            Government National Mortgage
            Association:
    68,950    9.50% due 05/15/18.....................      74,784
     2,550    9.50% due 06/15/18.....................       2,766
     1,240    9.50% due 06/15/18.....................       1,345
   151,748    9.50% due 07/15/18.....................     164,587
    19,961    9.50% due 08/15/18.....................      21,650
    11,896    9.50% due 10/15/18.....................      12,902
                                                      -----------
                                                          278,034
                                                      -----------
            GOVERNMENT SPONSORED - 11.29%
            Federal Home Loan Mortgage Corp.:
   921,110    6.50% due 06/01/12.....................     928,304
 1,000,000    5.75% due 12/15/16.....................     997,500
 2,000,000  Federal National Mortgage Association,
              7.23% due 03/30/06.....................   2,015,940

================================================================================
          CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  65
================================================================================

    PAR                                            MARKET
   VALUE                                           VALUE
----------                                      -----------
            GOVERNMENT SPONSORED - Continued
            Federal National Mortgage Association,
              (Pools/REMICS):
$  825,801    7.50% due 07/01/26..............  $   849,022
   792,792    7.00% due 05/01/11..............      809,140
   753,210    7.00% due 05/01/11..............      768,742
   803,910    7.00% due 06/01/11..............      820,487
                                                -----------
                                                  7,189,135
                                                -----------
            UNITED STATES NOTES - 0.85%
   500,000  United States Treasury Notes,
              6.88% due 05/15/06..............      537,890
                                                -----------
            TOTAL UNITED STATES GOVERNMENT -
            LONG TERM
            (Cost $7,801,256).................    8,005,059
                                                -----------
            FOREIGN GOVERNMENT BONDS - 0.82%
            CANADA - 0.82%
   500,000  New Brunswick Province,
              7.13% due 10/01/02
             (Cost $499,176)..................      518,865
                                                -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.83%

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.83%
   529,000  Cooper Industries, Inc.,
              5.67% due 06/01/98
             (Cost $529,000)..................      529,000
                                                -----------
            TOTAL INVESTMENTS
            (Cost $61,317,722) - 98.29%.......   62,562,204
            Other assets and liabilities,
             net - 1.71%......................    1,091,348
                                                -----------
            NET ASSETS (equivalent
             to $9.68 per share on
             6,577,011 shares
             outstanding) - 100% .............  $63,653,552
                                                ===========

                                                 UNREALIZED
CONTRACTS                                       DEPRECIATION
----------                                      -----------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/98)
   13 (2)   U.S. Treasury Bond Futures
             (September/$121.50)..............  $      (102)
                                                ===========

            (1) U.S. Treasury Notes with a
                market value of approximately
                $100,000 were maintained in a
                segregated account with a
                portion placed as collateral
                for futures contracts.
            (2) Per 1,000

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  6,577,011 shares outstanding................  $    65,770
Additional paid in capital....................   62,825,983
Accumulated net realized loss on securities...     (517,185)
Undistributed net investment income...........       34,604
Unrealized appreciation (depreciation) of:
  Investments...........  $ 1,244,482
  Futures ..............         (102)........    1,244,380
                          -----------           -----------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.................................  $63,653,552
                                                ===========

================================================================================
                CAPITAL CONSERVATION FUND - FINANCIAL STATEMENTS
66
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998



INVESTMENT INCOME:
Interest ..................................................................    $ 4,595,681
                                                                               -----------
EXPENSES:
Advisory fees .............................................................        335,861
Custodian and accounting services .........................................         15,946
Reports to shareholders ...................................................          4,902
Audit fees and tax services ...............................................          1,534
Directors' fees and expenses ..............................................          1,427
Miscellaneous .............................................................          5,159
                                                                               -----------
  Total expenses ..........................................................        364,829
                                                                               -----------
NET INVESTMENT INCOME .....................................................      4,230,852
                                                                               -----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments ................................................. $   149,517
  Futures contracts ...........................................     109,743        259,260
                                                                -----------
Net unrealized appreciation (depreciation) during the year:
  Investments .................................................   2,347,085
  Futures contracts ...........................................        (102)     2,346,983
                                                                -----------    -----------
   Net realized and unrealized gain on securities during the year .........      2,606,243
                                                                               -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................    $ 6,837,095
                                                                               ===========




STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                   1998             1997
                                                                               ------------     ------------
OPERATIONS:
Net investment income .....................................................    $  4,230,852     $  4,570,257
Net realized gain (loss) on securities ....................................         259,260         (127,757)
Net unrealized appreciation of securities
  during the year .........................................................       2,346,983          760,448
                                                                               ------------     ------------
   Increase in net assets resulting from operations .......................       6,837,095        5,202,948
                                                                               ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................      (4,220,237)      (4,560,074)
                                                                               ------------     ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..........................................      11,469,948        5,054,950
Proceeds from capital stock issued for distributions reinvested ...........       4,220,237        4,560,074
                                                                               ------------     ------------
                                                                                 15,690,185        9,615,024
Cost of capital stock repurchased .........................................     (21,400,947)     (13,722,282)
                                                                               ------------     ------------
  Decrease in net assets resulting from
   capital stock transactions .............................................      (5,710,762)      (4,107,258)
                                                                               ------------     ------------
TOTAL DECREASE IN NET ASSETS ..............................................      (3,093,904)      (3,464,384)

NET ASSETS:
Beginning of year .........................................................      66,747,456       70,211,840
                                                                               ------------     ------------
End of year (including undistributed net investment income
  of $34,604 and $23,989) .................................................    $ 63,653,552     $ 66,747,456
                                                                               ============     ============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..............................................       1,185,836          540,826
Shares issued for distributions reinvested ................................         439,548          488,804
Shares of capital stock repurchased .......................................      (2,216,430)      (1,466,062)
                                                                               ------------     ------------
  Decrease in shares outstanding ..........................................        (591,046)        (436,432)
Shares outstanding:
  Beginning of year .......................................................       7,168,057        7,604,489
                                                                               ------------     ------------
  End of year .............................................................       6,577,011        7,168,057
                                                                               ============     ============

================================================================================
              GOVERNMENT SECURITIES FUND - STATEMENT OF NET ASSETS
May 31, 1997                                                                  67
================================================================================


    PAR                                                    MARKET
   VALUE                                                    VALUE
-----------                                              -----------
               UNITED STATES GOVERNMENT
               LONG TERM - 96.90%

               GOVERNMENT SPONSORED - 62.24%
$ 1,500,000    Federal Farm Credit Bank,
               6.92% due 05/13/02......................  $ 1,559,535
               Federal Home Loan Banks:
  1,155,000    7.26% due 09/06/01 .....................    1,205,173
  1,150,000    7.10% due 11/02/02 .....................    1,208,041
  2,000,000    6.38% due 12/20/00 .....................    2,031,880
  3,000,000    5.70% due 12/19/00 .....................    2,999,520
               Federal Home Loan Mortgage Corp.:
  3,000,000    7.13% due 07/21/99 .....................    3,045,480
  1,500,000    7.09% due 06/01/05 .....................    1,528,365
  1,500,000    6.90% due 03/26/03 .....................    1,508,205
  3,500,000    6.71% due 11/09/05 .....................    3,536,085
  1,500,000    6.37% due 01/23/06 .....................    1,499,760
               Federal Home Loan Mortgage Corp.
               (Pools/REMICS):
    104,277    7.50% due 09/01/25 .....................      107,177
    373,170    7.50% due 09/01/25 .....................      383,548
    190,881    7.50% due 09/01/25 .....................      196,189
  2,000,000    7.00% due 09/15/23 .....................    2,047,500
  2,302,775    6.50% due 06/01/12 .....................    2,320,760
    175,000    5.50% due 02/25/19 .....................      172,265
               Federal National Mortgage Association:
  1,000,000    9.05% due 04/10/00 .....................    1,057,190
  2,000,000    7.27% due 08/24/05 .....................    2,051,240
  3,000,000    7.00% due 08/27/12 .....................    3,107,820
  2,300,000    6.90% due 10/09/01 .....................    2,308,257
  2,000,000    6.85% due 09/12/05 .....................    2,021,560
  2,000,000    6.62% due 06/25/07 .....................    2,088,740
  2,000,000    6.41% due 03/08/06 .....................    2,052,500
  2,500,000    6.40% due 12/10/01 .....................    2,501,550
  4,000,000    6.25% due 12/13/02 .....................    4,006,880
  3,000,000    6.06% due 05/07/03 .....................    3,002,820
  2,000,000    5.74% due 12/23/99 .....................    2,002,180
               Student Loan Marketing Association,
  1,000,000    7.50% due 03/08/00 .....................    1,030,000
               Tennessee Valley Authority:
  2,500,000    6.75% due 11/01/25 .....................    2,702,150
  2,000,000    6.38% due 06/15/05 .....................    2,054,680
                                                         -----------
                                                          57,337,050
                                                         -----------


    PAR                                                      MARKET
   VALUE                                                     VALUE
-----------                                               -----------

              UNITED STATES BONDS, NOTES
              & STRIPS - 34.66%
              United States Treasury Bonds:
$ 1,800,000    9.00% due 11/15/18 .....................   $ 2,457,846
  4,000,000    8.75% due 08/15/20 .....................     5,394,360
  3,500,000    8.50% due 02/15/20 .....................     4,600,855
  3,500,000    7.25% due 08/15/22 .....................     4,098,815
              United States Treasury Notes:
  2,500,000    6.75% due 04/30/00 .....................     2,552,725
  1,000,000    6.38% due 01/15/00 .....................     1,012,190
  6,000,000    5.88% due 11/15/99 .....................     6,025,320
  3,000,000    5.75% due 08/15/03 .....................     3,021,570
  2,000,000    5.50% due 01/31/03 .....................     1,991,880
              United States Treasury Strips,
  1,500,000    0.00% due 11/15/09 .....................       768,930
                                                          -----------
                                                           31,924,491
                                                          -----------

              TOTAL UNITED STATES
              GOVERNMENT - LONG TERM
              (Cost $86,245,519).......................    89,261,541
                                                          -----------

              CORPORATE SHORT TERM
              COMMERCIAL PAPER - 1.24%

              MACHINERY - INDUSTRIAL/
              SPECIALTY - 1.24%
 1,143,000    Cooper Industries, Inc.,
               5.67% due 06/01/98......................     1,143,000
                                                          -----------

              TOTAL CORPORATE SHORT TERM
              COMMERCIAL PAPER
              (Cost $1,143,000)........................     1,143,000
                                                          -----------

              TOTAL INVESTMENTS
              (Cost $87,388,519) - 98.14%..............    90,404,541
              Other assets and liabilities,
               net 1.86%...............................     1,715,676
                                                          -----------

              NET ASSETS (equivalent
               to $10.09 per share on
               9,129,497 shares
               outstanding) - 100% ....................   $92,120,217
                                                          ===========



                                                           UNREALIZED
 CONTRACTS                                                DEPRECIATION
 ---------                                                ------------

              FUTURES CONTRACTS PURCHASED(1)
              (Delivery month/Value at 5/31/98)
    17(2)     U.S. Treasury Bond Futures
               (September/$121.50).....................   $      (133)
                                                          ===========

               (1) U.S. Treasury Bonds with a market
                   value of approximately $100,000
                   were maintained in a segregated
                   account with a portion placed as
                   collateral for futures contracts.
               (2) Per 1,000.

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  9,129,497 shares outstanding.........................   $    91,295
Additional paid in capital.............................    90,699,767
Accumulated net realized loss on securities............    (1,734,207)
Undistributed net investment income....................        47,473
Unrealized appreciation (depreciation) of:
  Investments.....................  $ 3,016,022
  Futures ........................         (133)            3,015,889
                                    -----------           -----------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING..........................................   $92,120,217
                                                          ===========


================================================================================
               GOVERNMENT SECURITIES FUND - FINANCIAL STATEMENTS
68
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998



INVESTMENT INCOME:
Interest .......................................................................    $5,571,826
                                                                                    ----------
EXPENSES:
Advisory fees ..................................................................       436,775
Custodian and accounting services ..............................................        20,527
Reports to shareholders ........................................................         6,612
Audit fees and tax services ....................................................         2,067
Directors' fees and expenses ...................................................         1,804
Miscellaneous ..................................................................         6,262
                                                                                    ----------
  Total expenses ...............................................................       474,047
                                                                                    ----------
NET INVESTMENT INCOME ..........................................................     5,097,779
                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ...................................................    $  245,563
  Futures contracts .............................................       112,838        358,401
                                                                     ----------
Net unrealized appreciation (depreciation) during the year:
  Investments ...................................................     3,271,194
  Futures contracts .............................................          (133      3,271,061
                                                                     ----------     ----------
  Net realized and unrealized gain on securities during the year ...............     3,629,462
                                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................    $8,727,241
                                                                                    ==========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                                  1998              1997
                                                                               ------------     ------------
OPERATIONS:
Net investment income .....................................................    $  5,097,779     $  5,088,757
Net realized gain on securities ...........................................         358,401            4,132
Net unrealized appreciation of securities
  during the year .........................................................       3,271,061          479,407
                                                                               ------------     ------------
   Increase in net assets resulting from operations .......................       8,727,241        5,572,296
                                                                               ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................      (5,081,964)      (5,073,340)
                                                                               ------------     ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..........................................      17,280,167       11,299,725
Proceeds from capital stock issued for distributions reinvested ...........       5,081,964        5,073,340
                                                                               ------------     ------------
                                                                                 22,362,131       16,373,065
Cost of capital stock repurchased .........................................     (17,713,793)     (11,468,468)
                                                                               ------------     ------------
  Increase in net assets resulting from capital stock transactions ........       4,648,338        4,904,597
                                                                               ------------     ------------
TOTAL INCREASE IN NET ASSETS ..............................................       8,293,615        5,403,553

NET ASSETS:
Beginning of year .........................................................      83,826,602       78,423,049
                                                                               ------------     ------------
End of year (including undistributed net investment income
  of $47,473 and $31,658) .................................................    $ 92,120,217     $ 83,826,602
                                                                               ============     ============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..............................................       1,716,427        1,165,828
Shares issued for distributions reinvested ................................         509,952          523,483
Shares of capital stock repurchased .......................................      (1,769,096)      (1,180,771)
                                                                               ------------     ------------
  Increase in shares outstanding ..........................................         457,283          508,540
Shares outstanding:
  Beginning of year .......................................................       8,672,214        8,163,674
                                                                               ------------     ------------
  End of year .............................................................       9,129,497        8,672,214
                                                                               ============     ============

================================================================================
          INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  69
================================================================================


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             GOVERNMENT BONDS - 86.49%

             AUSTRALIA - 1.16%
             Commonwealth:

A$       500,000   9.75% due 3/15/02 .............   $    364,521
A$       500,000   9.00% due 9/15/04 .............        376,558
A$       500,000   8.75% due 1/15/01 .............        343,151
A$       500,000   7.50% due 7/15/05 .............        354,652
A$       500,000   7.50% due 9/15/09 .............        369,509
                                                     ------------
                                                        1,808,391
                                                     ------------

             AUSTRIA - 3.01%
             Republic of Austria:

DM     1,000,000   7.25% due 5/3/07 ..............        650,974
As     2,000,000   7.125% due 7/12/04 ............        178,900
As     1,500,000   7.00% due 2/14/00 .............        124,915
As     2,200,000   7.00% due 1/20/03 .............        192,497
As     2,000,000   7.00% due 5/16/05 .............        179,458
As     2,000,000   6.875% due 4/19/02 ............        172,607
As     2,000,000   6.50% due 11/17/05 ............        175,475
As     6,000,000   6.25% due 5/31/06 .............        521,120
As     3,000,000   5.625% due 7/15/07 ............        250,667
As     2,000,000   5.50% due 1/18/04 .............        165,816
Ff.    3,000,000   5.50% due 1/18/04 .............        522,340
Y.         100MM   4.75% due 12/20/04 ............        880,028
Y.          50MM   4.50% due 9/28/05 .............        440,916
As     3,000,000   4.375% due 2/28/02 ............        238,600
                                                     ------------
                                                        4,694,313
                                                     ------------

             BELGIUM - 3.53%
             Kingdom of Belgium:

Bf    10,000,000   8.75% due 6/25/02 .............        313,917
Bf    10,000,000   8.00% due 12/24/12 ............        348,464
Bf    10,000,000   8.00% due 3/28/15 .............        353,710
Bf    10,000,000   7.75% due 12/22/00 ............        294,210
Bf    25,000,000   7.75% due 10/15/04 ............        788,801
Bf    20,000,000   7.50% due 7/29/08 .............        649,198
Bf    15,000,000   7.00% due 5/15/06 .............        463,251
Bf    20,000,000   6.50% due 3/31/05 .............        596,140
Bf    20,000,000   6.25% due 3/28/07 .............        592,933
Bf    20,000,000   5.00% due 3/28/01 .............        553,303
Bf    20,000,000   4.00% due 1/22/00 .............        542,764
                                                     ------------
                                                        5,496,691
                                                     ------------


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             CANADA - 4.76%
             Government of Canada:

C$       550,000   9.50% due 6/1/10...............   $    512,958
C$       500,000   9.00% due 12/1/04 .............        412,592
C$       500,000   9.00% due 6/1/25 ..............        504,726
C$     1,000,000   8.75% due 12/1/05 .............        831,457
C$     1,000,000   8.50% due 4/1/02 ..............        763,622
C$     1,000,000   8.00% due 6/1/23 ..............        907,406
C$       500,000   7.50% due 9/1/00 ..............        359,719
C$     1,000,000   7.50% due 3/1/01 ..............        726,138
C$     1,000,000   7.25% due 6/1/03 ..............        746,153
C$     1,000,000   7.00% due 12/1/06 .............        764,795
C$       500,000   6.50% due 6/1/04 ..............        364,716
C$       750,000   5.50% due 2/1/00 ..............        517,453
                                                     ------------
                                                        7,411,735
                                                     ------------

             DENMARK - 2.35%
             Kingdom of Denmark:

DK     5,000,000   8.00% due 11/15/01 ............        813,487
DK     2,500,000   8.00% due 5/15/03 .............        419,431
DK     3,000,000   8.00% due 3/15/06 .............        524,942
DK     5,500,000   7.00% due 12/15/04 ............        902,764
DK     1,250,000   7.00% due 11/10/24 ............        220,564
DK     5,000,000   6.00% due 11/15/02 ............        772,371
                                                     ------------
                                                        3,653,559
                                                     ------------

             FINLAND - 1.98%
             Republic of Finland:

FIM    2,000,000   10.00% due 9/15/01 ............        430,336
FIM    1,000,000   9.50% due 3/15/04 .............        228,271
FIM    3,000,000   7.25% due 4/18/06 .............        636,603
Ff.    5,000,000   7.00% due 6/15/04 .............        934,418
Y.         100MM   6.00% due 1/29/02 .............        858,726
                                                     ------------
                                                        3,088,354
                                                     ------------

             FRANCE - 4.30%
             Government of France:

Ff.    4,600,000   9.50% due 1/25/01 .............        867,027
Ff.    3,500,000   8.50% due 11/25/02 ............        679,759
Ff.    1,500,000   8.50% due 12/26/12 ............        336,955
Ff.    3,000,000   7.25% due 4/25/06 .............        580,645
Ff.    7,000,000   6.75% due 10/25/03 ............      1,290,373
Ff.    2,000,000   6.50% due 10/25/06 ............        370,516
Ff.    8,500,000   6.00% due 10/25/25 ............      1,525,539
Ff.    2,000,000   5.50% due 4/25/04 .............        349,657
Ff.    4,000,000   5.50% due 4/25/07 .............        699,315
                                                     ------------
                                                        6,699,786
                                                     ------------


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             GERMANY - 11.92%
             Federal Republic of Germany:

DM     2,000,000   7.50% due 9/9/04 ..............   $  1,289,505
DM     3,100,000   7.125% due 12/20/02 ...........      1,922,982
DM     2,000,000   7.00% due 1/13/00 .............      1,172,706
DM     1,000,000   6.75% due 7/15/04 .............        622,334
DM     3,000,000   6.50% due 3/15/00 .............      1,752,165
DM     3,000,000   6.50% due 7/15/03 .............      1,829,172
DM     2,000,000   6.50% due 10/14/05 ............      1,238,840
DM     1,000,000   6.25% due 4/26/06 .............        612,526
DM     1,000,000   6.25% due 1/4/24 ..............        624,016
DM     1,000,000   6.00% due 11/12/03 ............        598,324
DM     1,000,000   6.00% due 1/5/06 ..............        602,606
DM     1,000,000   6.00% due 1/4/07 ..............        604,288
DM     4,000,000   6.00% due 6/20/16 .............      2,446,518
DM     2,000,000   5.00% due 5/21/01 .............      1,144,346
DM     3,750,000   4.50% due 8/19/02 .............      2,108,239
                                                     ------------
                                                       18,568,567
                                                     ------------

             IRELAND - 0.65%
             Republic of Ireland:

Ilb      100,000   8.25% due 8/18/15 .............        185,875
Ilb      100,000   8.00% due 8/18/06 .............        168,206
Ilb      150,000   6.50% due 10/18/01 ............        222,838
Ilb      150,000   6.25% due 4/1/99 ..............        213,488
Ilb      150,000   6.25% due 10/18/04 ............        226,019
                                                     ------------
                                                        1,016,426
                                                     ------------
             ITALY - 9.01%
             Republic of Italy:

Lit      1,000MM   12.00% due 6/1/01 .............        682,480
Lit      1,000MM   12.00% due 1/1/02 .............        702,844
Lit      1,000MM   10.50% due 7/15/00 ............        635,836
Lit        500MM   10.50% due 4/1/05 .............        374,545
Lit        500MM   10.50% due 9/1/05 .............        379,010
Lit      3,400MM   10.00% due 8/1/03 .............      2,385,802
Lit        500MM   9.50% due 1/1/05 ..............        356,030
Lit        500MM   9.50% due 2/1/06 ..............        364,903
Lit      2,000MM   9.00% due 11/1/23 .............      1,670,080
Lit      1,000MM   8.50% due 4/1/04 ..............        672,241
Lit      1,500MM   8.50% due 8/1/04 ..............      1,012,961
Lit      1,000MM   7.75% due 9/15/01 .............        621,843
Lit      1,500MM   6.75% due 2/1/07 ..............        952,389
Lit        500MM   6.25% due 3/1/02 ..............        299,545
Lit      2,000MM   5.75% due 9/15/02 .............      1,182,366
Lit      3,000MM   5.50% due 9/15/00 .............      1,742,031
                                                     ------------
                                                       14,034,906
                                                     ------------

================================================================================
     INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS CONTINUED
70                                                                  May 31, 1998
================================================================================


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             JAPAN - 20.99%
             Government of Japan:

Y.          50MM   6.70% due 6/20/00 .............   $    407,177
Y.         250MM   6.60% due 6/20/01 .............      2,133,367
Y.         320MM   6.40% due 3/20/00 .............      2,557,643
Y.         105MM   6.00% due 12/20/01 ............        899,729
Y.         365MM   5.50% due 3/20/02 .............      3,107,073
Y.         120MM   5.00% due 12/20/02 ............      1,026,789
Y.         100MM   5.00% due 9/21/09 .............        972,850
Y.         100MM   5.00% due 3/20/15 .............      1,030,616
Y.         130MM   4.80% due 6/21/99 .............        982,158
Y.         127MM   4.50% due 6/20/03 .............      1,077,698
Y.          75MM   4.50% due 12/20/04 ............        655,607
Y.         150MM   4.40% due 9/22/03 .............      1,273,955
Y.         200MM   4.20% due 9/21/15 .............      1,900,065
Y.         150MM   4.10% due 6/21/04 .............      1,273,522
Y.         100MM   3.90% due 6/21/04 .............        840,494
Y.         100MM   3.80% due 9/20/16 .............        911,402
Y.         250MM   3.50% due 3/21/16 .............      2,189,147
Y.         100MM   3.30% due 6/20/06 .............        829,085
Y.         200MM   3.20% due 3/20/06 .............      1,644,018
Y.         250MM   3.00% due 9/20/05 .............      2,021,807
Y.         150MM   2.90% due 12/20/05 ............      1,207,994
Y.         100MM   2.70% due 3/20/07 .............        798,383
Y.         150MM   2.00% due 12/20/07 ............      1,134,450
Y.         250MM   1.10% due 10/22/01 ............      1,830,475
                                                     ------------
                                                       32,705,504
                                                     ------------

             NETHERLANDS - 4.59%
             Government of the Netherlands:

NG     1,050,000   9.00% due 10/16/00 ............        577,199
NG     1,000,000   8.75% due 9/15/01 .............        562,641
NG       500,000   8.50% due 3/15/01 .............        275,602
NG       500,000   8.25% due 2/15/02 .............        280,575
NG       500,000   8.25% due 6/15/02 .............        283,061
NG       500,000   8.25% due 2/15/07 .............        307,427
NG     1,500,000   7.75% due 3/1/05 ..............        875,289
NG       500,000   7.50% due 4/15/10 .............        303,573
NG       750,000   7.50% due 1/15/23 .............        479,600
NG     2,000,000   6.50% due 4/15/03 .............      1,079,038
NG     1,500,000   6.00% due 1/15/06 .............        803,685
NG     2,000,000   5.75% due 1/15/04 .............      1,051,192
NG       500,000   5.75% due 2/15/07 .............        264,414
                                                     ------------
                                                        7,143,296
                                                     ------------


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             PORTUGAL - 0.36%

Ff.    3,000,000   Republic of Portugal,
                      6.625% due 5/13/08..........   $    560,964
                                                     ------------

             SPAIN - 4.77%
             Government of Spain:

Pst        100MM   10.50% due 10/30/03 ...........        838,436
Pst        100MM   10.30% due 6/15/02 ............        796,899
Pst        100MM   10.15% due 1/31/06 ............        875,784
Pst         50MM   10.10% due 2/28/01 ............        377,598
Pst         50MM   10.00% due 2/28/05 ............        425,701
Pst         50MM   8.40% due 4/30/01 .............        365,424
Pst         70MM   8.20% due 2/28/09 .............        577,598
Pst         80MM   8.00% due 5/30/04 .............        615,163
Pst         50MM   7.90% due 2/28/02 .............        367,618
Pst        150MM   6.75% due 4/15/00 .............      1,033,421
Ff.    2,000,000   6.50% due 6/20/01 .............        354,129
Pst         50MM   6.00% due 1/31/08 .............        353,233
Pst         67MM   5.25% due 1/31/03 .............        456,150
                                                     ------------
                                                        7,437,154
                                                     ------------

             SWEDEN - 2.43%
             Kingdom of Sweden:

SK     3,000,000   10.25% due 5/5/00 .............        422,108
SK     6,000,000   10.25% due 5/5/03 .............        946,084
SK     3,000,000   9.00% due 4/20/09 .............        504,664
SK     3,000,000   8.00% due 8/15/07 .............        464,452
C$       500,000   6.75% due 12/31/01 ............        357,619
SK     2,000,000   6.50% due 10/25/06 ............        280,632
SK     6,000,000   6.00% due 2/9/05 ..............        812,805
                                                     ------------
                                                        3,788,364
                                                     ------------

             SWITZERLAND - 0.48%
             Government of Switzerland:

Chf      500,000   4.50% due 7/8/02 ..............        367,027
Chf      500,000   4.50% due 4/8/06 ..............        377,995
                                                     ------------
                                                          745,022
                                                     ------------

             UNITED KINGDOM - 8.74%
             Government of United Kingdom:

L.       250,000   9.75% due 8/27/02 .............        463,194
L.       400,000   9.00% due 10/13/08 ............        818,692
L.       250,000   9.00% due 7/12/11 .............        529,547
L.       400,000   9.00% due 8/6/12 ..............        856,258
L.       750,000   8.75% due 8/25/17 .............      1,656,780
L.       500,000   8.50% due 12/7/05 .............        948,335


       PAR                                              MARKET
      VALUE                                             VALUE
----------------                                     ------------
             UNITED KINGDOM - Continued

L.       500,000   8.00% due 9/25/09 .............   $    969,517
L.       500,000   8.00% due 12/7/15 .............      1,025,407
L.       750,000   8.00% due 6/7/21 ..............      1,585,578
L.     1,000,000   7.50% due 12/7/06 .............      1,817,048
L.     1,500,000   7.00% due 11/6/01 .............      2,515,028
L.       250,000   6.75% due 11/26/04 ............        429,890
                                                     ------------
                                                       13,615,274
                                                     ------------

             UNITED STATES - 1.46%

DM     4,000,000   Federal National Mortgage Association,
                      5.00% due 2/16/01 ..........      2,278,268
                                                     ------------

             TOTAL GOVERNMENT BONDS
             (Cost $139,653,971) .................    134,746,574
                                                     ------------

             SUPRANATIONAL - 6.44%
             Eurofima:

Ff.    5,000,000   9.875% due 8/21/00 ............        932,852
Ff.    1,600,000   9.25% due 12/18/03 ............        325,255
Ff.    3,000,000   5.625% due 11/25/99 ...........        512,389

             European Investment Bank:

Lit      1,100MM   10.50% due 2/7/02 .............        756,328
L.       250,000   9.00% due 5/14/02 .............        445,840
Y.          25MM   6.625% due 3/15/00 ............        200,601
Ff.    2,000,000   6.125% due 10/8/04 ............        360,187
Y.         100MM   4.625% due 2/26/03 ............        845,729
Y.         100MM   3.00% due 9/20/06 .............        811,431

Y.          55MM   Inter America Development Bank,
                      6.75% due 2/20/01 ..........        463,165

             International Bank for
                   Reconstruction & Development:

Lit        150MM   10.80% due 11/13/01 ...........        103,029
Lit        200MM   9.45% due 8/11/03 .............        138,083
L.       400,000   9.25% due 7/20/07 .............        795,826
Y.         250MM   5.25% due 3/20/02 .............      2,108,681
Y.         100MM   4.50% due 3/20/03 .............        843,924
Y.          50MM   4.50% due 6/20/00 .............        391,048
                                                     ------------

             TOTAL SUPRANATIONAL
             (Cost $11,221,358) ..................     10,034,368
                                                     ------------

================================================================================
     INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS CONTINUED
May 31, 1998                                                                  71
================================================================================


       PAR                                              MARKET
      VALUE                                             VALUE
-----------------------------------------------------------------
             CORPORATE BONDS - 4.34%

             FRANCE - 4.34% Credit Local de France:

Lit      2,000MM   9.00% due 6/14/01 .............   $  1,272,048
Ff.    5,000,000   8.875% due 6/10/02 ............        964,190
Ff.    8,000,000   6.25% due 9/27/05 .............      1,444,927
Ff.    4,000,000   6.00% due 11/15/01 ............        699,482
Ff.   10,000,000   Elf Aquitaine SA,
                   7.125% due 8/11/03.............      1,843,766
Ff.    3,000,000   Toyota Motor Credit,
                   6.25% due 4/11/02..............        530,252
                                                     ------------
                                                        6,754,665
                                                     ------------

             TOTAL CORPORATE BONDS
             (Cost $7,219,766) ...................      6,754,665
                                                     ------------

             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.10%

             U.S. TREASURY BILLS - 0.10%

USD      150,000   United States Treasury Bills,
                   4.30% due 6/25/98 .............        149,570
                                                     ------------

             TOTAL UNITED STATES GOVERNMENT
             SHORT TERM
             (Cost $149,570) .....................        149,570
                                                     ------------

             TOTAL INVESTMENTS
             (Cost $158,244,665) - 97.37% ........    151,685,177
             Other assets and liabilities,
              net - 2.63% ........................      4,097,706
                                                     ------------

             NET ASSETS (equivalent
              to $11.42 per share
              on 13,645,599 shares
              outstanding) - 100% ................   $155,782,883
                                                     ------------


                                                      UNREALIZED
    CONTRACTS                                        APPRECIATION
-----------------------------------------------------------------
             FUTURES CONTRACTS SOLD(1)
             (Delivery month/Value at 5/31/98)
    15 (2)   Currency futures - British Pound
             (June/$163.02) ......................   $     14,813
                                                     ------------
             (Delivery month/Value at 5/31/98)
    70 (3)   Currency futures - Japanese Yen
             (June/$72.22) .......................        199,250
                                                     ------------
                                                          214,063
                                                     ============

         (1) U.S.Treasury Bills with a market value of approximately $150,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

         (2) Per 625

         (3) Per 1,250


                                                        MARKET
                                                        VALUE
-----------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,645,599 shares outstanding ..................   $    136,456
Additional paid in capital .......................    160,890,463
Accumulated net realized gain on securities ......        658,703
Undistributed net investment income ..............        462,129
Unrealized appreciation (depreciation) of:
  Investments .....................   $ (6,559,488)
  Futures .........................        214,063
                                      ------------
  Foreign currency translation.....        (19,443)    (6,364,868)
                                      ------------   ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING ....................................   $155,782,883
                                                     ============

================================================================================
            INTERNATIONAL GOVERNMENT BOND FUND - FINANCIAL STATEMENTS
72
================================================================================
STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $158,558) .......       $ 8,845,092
                                                                      -----------

EXPENSES:
Advisory fees .................................................           846,176
Custodian and accounting services .............................            32,947
Reports to shareholders .......................................            11,638
Audit fees and tax services ...................................             3,835
Directors' fees and expenses ..................................             3,717
Miscellaneous .................................................            23,639
                                                                      -----------
  Total expenses ..............................................           921,952
                                                                      -----------
NET INVESTMENT INCOME .........................................         7,923,140
                                                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized loss on:
  Investments ......................................... $(3,464,702)
  Foreign currency translation ........................    (387,612)   (3,852,314)
                                                        -----------
Net unrealized appreciation (depreciation) during the
  year:
  Securities ..........................................     (74,327)
  Foreign currency translation ........................     101,888
  Futures contracts ...................................     214,063       241,624
                                                        -----------   -----------
   Net realized and unrealized loss on securities and
     foreign currencies during the year .......................        (3,610,690)
                                                                      -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............       $ 4,312,450
                                                                      ===========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                           1998          1997
                                                       ------------  ------------
OPERATIONS:
Net investment income ..............................   $  7,923,140     8,522,441
Net realized loss on securities and foreign currency
  transactions .....................................     (3,852,314)     (145,962)
Net unrealized appreciation (depreciation) of
  securities and translation of foreign currencies
  during the year ..................................        241,624    (7,210,455)
                                                       ------------  ------------
   Increase in net assets resulting from operations.      4,312,450     1,166,024
                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................     (3,034,869)   (8,295,746)
Net realized gain on securities ....................       (136,607)     (295,588)
                                                       ------------  ------------
  Decrease in net assets resulting from
    distributions to shareholders ..................     (3,171,476)   (8,591,334)
                                                       ------------  ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...................     30,361,915    72,164,939
Proceeds from capital stock issued for distributions
  reinvested........................................      3,171,476     8,591,334
                                                       ------------  ------------
                                                         33,533,391    80,756,273
Cost of capital stock repurchased ..................    (56,600,279)  (38,005,431)
                                                       ------------  ------------
  Increase (decrease) in net assets resulting from
   capital stock transactions ......................    (23,066,888)   42,750,842
TOTAL INCREASE (DECREASE) IN NET ASSETS ............    (21,925,914)   35,325,532

NET ASSETS:
Beginning of year ..................................    177,708,797   142,383,265
                                                       ------------  ------------
End of year (including undistributed net investment
  income of $462,129 and $84,875) ..................   $155,782,883  $177,708,797
                                                       ------------  ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .......................      2,685,573     6,113,938
Shares issued for distributions reinvested .........        279,556       729,242
Shares of capital stock repurchased ................     (4,999,093)   (3,236,292)
                                                       ------------  ------------
  Increase (decrease) in shares outstanding ........     (2,033,964)    3,606,888
Shares outstanding:
  Beginning of year ................................     15,679,563    12,072,675
                                                       ------------  ------------
  End of year ......................................     13,645,599    15,679,563
                                                       ------------  ============

================================================================================
                   MONEY MARKET FUND - STATEMENT OF NET ASSETS
May 31, 1998                                                                  73
================================================================================

   PAR                                           MARKET
  VALUE                                          VALUE
----------                                     -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 89.58%

            BANKS - REGIONAL - 5.18%
$5,000,000  Banc One Corp,
               5.48% due 06/08/98............. $ 4,994,672
 5,000,000  NationsBank Corp.,
               5.48% due 10/21/98.............   4,891,922
                                               -----------
                                                 9,886,594
                                               -----------
            BEVERAGE - SOFT DRINKS - 1.83%
 3,500,000  Coca Cola Co.,
               5.48% due 06/19/98.............   3,490,410
                                               -----------
            CHEMICAL - MAJOR - 5.65%
            E.I. Du Pont de Nemeurs and Co.:
 3,500,000    5.49% due 07/07/98..............   3,480,785
 3,000,000    5.44% due 06/25/98..............   2,989,120
            PPG Industries:
 2,500,000    5.50% due 06/30/98..............   2,488,924
 1,840,000    5.51% due 06/30/98..............   1,831,833
                                               -----------
                                                10,790,662
                                               -----------

            CONGLOMERATES - 2.70%
            Fortune Brands:
 2,500,000    5.50% due 07/08/98..............   2,485,868
 2,688,000    5.50% due 07/09/98..............   2,672,395
                                               -----------
                                                 5,158,263
                                               -----------
            CONSUMER FINANCE - 16.67%
            Associates Corp. of North America:
 1,000,000    5.75% due 11/15/98..............     999,736
 2,000,000    5.50% due 08/18/98..............   1,976,167
 1,800,000    5.49% due 06/02/98..............   1,799,726
 2,000,000    5.49% due 07/01/98..............   1,990,850
   825,000    5.48% due 06/16/98..............     823,116
   500,000    5.25% due 09/01/98..............     499,100
            Beneficial Corp:
 1,500,000    5.52% due 06/22/98..............   1,495,170
 1,500,000    5.51% due 08/24/98..............   1,480,715
 2,300,000    5.51% due 08/04/98..............   2,277,470
 2,000,000    5.49% due 06/29/98..............   1,991,460
            Commercial Credit Co.:
 1,800,000    5.50% due 07/21/98..............   1,786,250
 1,900,000    5.50% due 07/28/98..............   1,883,454
 1,500,000    5.49% due 08/06/98..............   1,484,903
 2,000,000    5.48% due 07/06/98..............   1,989,344
 1,200,000    5.47% due 06/18/98..............   1,196,900

   PAR                                           MARKET
  VALUE                                          VALUE
----------                                     -----------
            CONSUMER FINANCE - Continued
            Sears Roebuck Acceptance Corp.:
$2,400,000    5.54% due 06/16/98.............. $ 2,394,460
   644,000    5.52% due 07/29/98..............     638,273
   553,000    5.50% due 07/30/98..............     548,015
 2,100,000    5.50% due 08/03/98..............   2,079,788
 1,400,000    5.50% due 08/05/98..............   1,386,097
 1,100,000    5.48% due 06/29/98..............   1,095,312
                                               -----------
                                                31,816,306
                                               -----------

            ELECTRICAL EQUIPMENT - 1.10%
 2,100,000  General Electric Co.,
              5.49% due 06/09/98..............   2,097,438
                                               -----------

            ENTERTAINMENT - 2.09%
            Walt Disney Co.:
 1,500,000    5.57% due 06/04/98..............   1,499,304
 2,500,000    5.44% due 06/26/98..............   2,490,556
                                               -----------
                                                 3,989,860
                                               -----------

            FINANCE COMPANIES - 19.65%
            Ciesco LP:
 3,000,000    5.50% due 06/01/98...............  3,000,000
 2,500,000    5.50% due 07/02/98...............  2,488,160
 2,000,000    5.45% due 06/10/98...............  1,997,275
            CIT Group Holdings, Inc.:
 1,707,000    5.52% due 06/11/98...............  1,704,383
 2,033,000    5.50% due 06/01/98...............  2,033,000
 1,500,000    5.49% due 06/25/98...............  1,494,510
 3,300,000    5.46% due 06/23/98...............  3,288,989
            Ford Motor Credit Co.:
 2,500,000    5.50% due 08/17/98...............  2,470,590
 1,404,000    5.48% due 06/12/98...............  1,401,649
            General Electric Capital Corp.:
 1,000,000    5.51% due 08/10/98...............    989,286
 1,800,000    5.50% due 07/15/98...............  1,787,900
 1,200,000    5.50% due 06/03/98...............  1,199,633
 2,200,000    5.50% due 06/03/98...............  2,199,328
            General Motors Acceptance Corp.:
 1,000,000    6.30% due 06/11/98...............  1,000,100
 2,257,000    5.52% due 06/05/98...............  2,255,616
 1,000,000    5.51% due 08/13/98...............    988,827
   750,000    5.50% due 06/09/98...............    749,083
 1,500,000    5.49% due 06/11/98...............  1,497,713
 1,000,000    5.48% due 07/08/98...............    994,368
 1,000,000    5.47% due 07/13/98...............    993,618

   PAR                                             MARKET
  VALUE                                            VALUE
-----------                                      -----------
            FINANCE COMPANIES - Continued
$1,000,000  IBM Credit Co.,
              5.80% due 11/04/98................ $   999,979
 2,000,000  International Lease Finance Corp.,
              5.46% due 07/16/98................   1,986,350
                                                 -----------
                                                  37,520,357
                                                 -----------
            FOODS - 3.71%
            Archer Daniels Midland Co.:
 3,000,000    5.52% due 06/02/98................   2,999,540
 1,100,000    5.50% due 07/22/98................   1,091,429
 1,500,000    5.48% due 06/08/98................   1,498,402
            Kellogg Co.,
 1,500,000    5.50% due 06/05/98................   1,499,083
                                                 -----------
                                                   7,088,454
                                                 -----------

            INFORMATION PROCESSING - 1.72%
            International Business Machines
            Corp.:
 2,000,000    5.81% due 10/01/98................   1,999,820
 1,300,000    5.50% due 08/11/98................   1,285,899
                                                 -----------
                                                   3,285,719
                                                 -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 7.01%
 5,613,000  Cooper Industries, Inc.,
              5.67% due 06/01/98................   5,613,000
            Dover Corp.:
 3,000,000    5.55% due 06/03/98................   2,999,075
 1,500,000    5.53% due 06/05/98................   1,499,078
 3,270,000    5.50% due 06/10/98................   3,265,504
                                                 -----------
                                                  13,376,657
                                                 -----------

            MERCHANDISE - SPECIALTY - 2.25%
            Toys "R" Us, Inc.:
 1,300,000    5.50% due 07/02/98................   1,293,843
 3,000,000    5.48% due 06/15/98................   2,993,607
                                                 -----------
                                                   4,287,450
                                                 -----------

            OIL - INTEGRATED DOMESTIC - 3.14%
            Atlantic Richfield Co.:
 3,000,000    5.52% due 06/12/98................   2,994,940
 3,000,000    5.46% due 06/18/98................   2,992,265
                                                 -----------
                                                   5,987,205
                                                 -----------

================================================================================
             MONEY MARKET FUND - STATEMENT OF NET ASSETS CONTINUED
74                                                                  May 31, 1998
================================================================================


   PAR                                               MARKET
  VALUE                                              VALUE
--------------------------------------------------------------
            SECURITIES RELATED - 8.45%
             Merrill Lynch & Co., Inc.:
$2,100,000    5.52% due 08/12/98................  $  2,076,815
 1,300,000    5.51% due 06/17/98................     1,296,816
 1,350,000    5.51% due 07/27/98................     1,338,429
 2,700,000    5.51% due 08/19/98................     2,667,353
 1,100,000    5.49% due 06/30/98................     1,095,135
            Morgan Stanley, Dean Witter,
             Discover and Co.:
 2,500,000    5.50% due 06/15/98................     2,494,653
 2,500,000    5.50% due 06/24/98................     2,491,215
 2,689,000    5.49% due 07/20/98................     2,668,906
                                                  ------------
                                                    16,129,322
                                                  ------------

            UTILITIES - COMMUNICATION - 8.43%
            BellSouth Telecomm:
   900,000    5.50% due 08/21/98................       888,863
 3,000,000    5.49% due 07/24/98................     2,975,752
 2,200,000    5.48% due 06/04/98................     2,198,995
 2,000,000    5.46% due 06/22/98................     1,993,630
            GTE Corp.:
2,000,000     5.55% due 06/22/98................     1,993,525
2,500,000     5.55% due 07/23/98................     2,479,958
1,500,000     5.53% due 06/09/98................     1,498,157
2,077,000     5.53% due 06/17/98................     2,071,895
                                                  ------------
                                                    16,100,775
                                                  ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $171,005,472).................   171,005,472
                                                  ------------

            CORPORATE SHORT TERM
            OBLIGATIONS - 2.62%

            SECURITIES RELATED - 2.62%
            Bear Stearns Co. Inc.:
 2,000,000    Floating rate note due 07/06/98,
               5.61188% at 05/31/98.............     2,000,000
 3,000,000    Floating rate note due 07/30/98,
               5.65875% at 05/31/98.............     3,000,000
                                                  ------------
                                                     5,000,000
                                                  ------------

            TOTAL CORPORATE SHORT TERM
            OBLIGATIONS
            (Cost $5,000,000)...................     5,000,000
                                                  ------------


   PAR                                               MARKET
  VALUE                                              VALUE
--------------------------------------------------------------
            UNITED STATES GOVERNMENT
            SHORT TERM - 8.38%
            Federal Farm Credit Bank:
$1,000,000    5.75% due 09/11/98................ $     999,827
 2,000,000    5.70% due 11/03/98................     2,000,117
 1,000,000    5.50% due 04/01/99................       998,562
            Federal Home Loan Bank:
 2,000,000    5.72% due 10/06/98................     2,000,271
 1,000,000    5.70% due 10/23/98................       999,771
 1,000,000    5.60% due 03/10/99................     1,000,039
 1,000,000    5.56% due 03/25/99................       999,126
 1,000,000    5.50% due 03/26/99................       999,143
            Federal National Mortgage
            Association:
 1,000,000    5.68% due 10/23/98................       999,507
 1,000,000    5.65% due 04/09/99................       999,769
 1,000,000    5.63% due 05/05/99................       999,176
 2,000,000    5.57% due 05/07/99................     1,996,721
 1,000,000  Student Loan Marketing Association,
              5.79% due 09/16/98................     1,000,057
                                                 -------------
                                                    15,992,086
                                                 -------------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $15,992,086)..................    15,992,086
                                                 -------------

            TOTAL INVESTMENTS
            (Cost $191,997,558) - 100.58%.......   191,997,558
            Other assets and liabilities,
             net - (0.58%)......................    (1,022,108)
                                                 -------------

            NET ASSETS (equivalent
             to $1.00 per share on
             190,975,450 shares
             outstanding) - 100% ............... $ 190,975,450
                                                 -------------


   PAR                                               MARKET
  VALUE                                              VALUE
--------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
  190,975,450 shares outstanding................  $  1,909,754
Additional paid in capital......................   189,065,696
                                                  ------------
NET ASSETS APPLICABLE TO SHARES
OUTSTANDING.....................................   190,975,450
                                                  ============

================================================================================
                    MONEY MARKET FUND - FINANCIAL STATEMENTS
                                                                              75
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1998

INVESTMENT INCOME:
Interest.............................................................  $ 8,554,039
                                                                       -----------

EXPENSES:
Advisory fees........................................................      752,732
Custodian and accounting services....................................       32,727
Reports to shareholders..............................................       11,862
Audit fees and tax services..........................................        4,093
Directors' fees and expenses.........................................        3,069
Miscellaneous........................................................        9,824
                                                                       -----------
  Total expenses.....................................................      814,307
                                                                       -----------
NET INVESTMENT INCOME................................................    7,739,732
                                                                       -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $ 7,739,732
                                                                       ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                              1996           1997
                                                        ------------   -------------
OPERATIONS:
Net investment income.................................. $  7,739,732   $   5,637,643
                                                        ------------   -------------
  Increase in net assets resulting from operations.....    7,739,732       5,637,643
                                                        ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................   (7,739,732)     (5,637,643)
                                                        ------------   -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................  331,782,891     294,478,892
Proceeds from capital stock
  issued for distributions reinvested..................    7,739,732       5,637,643
                                                        ------------   -------------
                                                         339,522,623     300,116,535
Cost of capital stock repurchased...................... (276,671,818)   (255,609,535)
                                                        ------------   -------------
  Increase in net assets resulting from
    capital stock transactions.........................   62,850,805      44,507,000
                                                        ------------   -------------
TOTAL INCREASE IN NET ASSETS...........................   62,850,805      44,507,000

NET ASSETS:
Beginning of year......................................  128,124,645      83,617,645
                                                        ------------    ------------
End of year............................................ $190,975,450    $128,124,645
                                                        ------------    ------------

CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold...........................  331,782,891     294,478,892
Shares issued for distributions reinvested.............    7,739,732       5,637,643
Shares of capital stock repurchased ................... (276,671,818)   (255,609,535)
                                                        ------------    ------------
  Increase in shares outstanding.......................   62,850,805      44,507,000
Shares outstanding:
  Beginning of year....................................  128,124,645      83,617,645
                                                        ------------    ------------
  End of year..........................................  190,975,450     128,124,645
                                                        ============    ============

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                                                                              76
================================================================================

NOTE 1 -- ORGANIZATION
     The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):
      Stock Index Fund
      MidCap Index Fund
      Small Cap Index Fund
      International Equities Fund
      Growth Fund
      Growth & Income Fund
      Science & Technology Fund
      Social Awareness Fund
      Asset Allocation Fund (formerly Timed Opportunity Fund)
      Capital Conservation Fund
      Government Securities Fund
      International Government Bond Fund
      Money Market Fund

     The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION

   Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B. OPTIONS AND FUTURES

     Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

     FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C. REPURCHASE AGREEMENTS

     The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D. FOREIGN CURRENCY TRANSLATION

     The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

     Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

     In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. FEDERAL INCOME TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                                                                              77
================================================================================

F. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.


G. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

     Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to the Stock Index Fund, the MidCap Index Fund, and the Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to the Growth Fund and the Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to the Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

     The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

     To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

     On October 31, 1996, the Series entered into an accounting services agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide, or cause to be provided, certain accounting and administrative services to the Series. During the year ended May 31, 1998, the Series paid VALIC $855,162 for such services provided directly by VALIC.

     VALIC provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the fiscal year ended May 31, 1998, the Series paid $10,971 for such services.

     During the fiscal year ended May 31, 1998, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:


     SELLER                PURCHASER       COST TO PURCHASER    NET GAIN TO SELLER
--------------------   -----------------   -----------------    ------------------
MidCap Index Fund      Stock Index Fund      $20,433,419          $12,850,048
Stock Index Fund       MidCap Index Fund       1,016,474              600,277
Small Cap Index Fund   MidCap Index Fund          70,400               18,156


     At May 31, 1998, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                                  VALIC SEPARATE
                                                                    ACCOUNT A
                                                                  --------------
Stock Index Fund..............................................         96.95%
MidCap Index Fund.............................................        100.00
Small Cap Index Fund..........................................        100.00
International Equities Fund...................................         99.96
Growth Fund...................................................         97.69
Growth & Income Fund..........................................        100.00
Science & Technology Fund.....................................        100.00
Social Awareness Fund.........................................         99.99
Asset Allocation Fund.........................................         99.95
Capital Conservation Fund.....................................         99.47
Government Securities Fund....................................        100.00
International Government Bond Fund............................        100.00
Money Market Fund.............................................        100.00


     Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 -- INVESTMENT ACTIVITY

     The information in the following table is presented on the basis of cost for federal income tax purposes at May 31,1998.


                                        IDENTIFIED COST          GROSS            GROSS          NET UNREALIZED
                                         OF INVESTMENTS        UNREALIZED        UNREALIZED       APPRECIATION
                                              OWNED           APPRECIATION      DEPRECIATION     (DEPRECIATION)
                                        ------------------------------------------------------------------------
Stock Index Fund ..................     $ 1,690,305,856     $ 1,813,294,495     $ 27,807,645     $ 1,785,486,850
MidCap Index Fund .................         539,426,341         292,072,472       29,012,775         263,059,697
Small Cap Index Fund ..............         191,880,517          70,403,693       16,527,699          53,875,994
International Equities Fund .......         116,325,350          60,941,263       23,709,405          37,231,858
Growth Fund .......................         823,952,075         305,250,052       26,051,256         279,198,796
Growth & Income Fund ..............         204,371,731          73,811,981        6,885,909          66,926,072
Science & Technology Fund .........         933,282,452         138,508,705       46,951,932          91,556,773
Social Awareness Fund .............         286,826,157          51,590,026        4,970,871          46,619,155
Asset Allocation Fund .............         155,071,503          45,808,444        1,941,441          43,867,003
Capital Conservation Fund .........          61,317,620           1,963,553          719,071           1,244,482
Government Securities Fund ........          87,388,386           3,087,643           71,621           3,016,022
International Government
   Bond Fund ......................         158,458,728           5,390,646       11,950,134          (6,559,488)
Money Market Fund .................         191,997,558                  --               --                  --

     The following net realized capital loss carryforwards at May 31, 1998, may be utilized to offset future capital gains.


                                     CAPITAL LOSS CARRYFORWARD  EXPIRATION THROUGH
                                     ----------------------------------------------
Capital Conservation Fund...........        $  517,286              May 31, 2003
Government Securities Fund..........         1,734,344              May 31, 2003
Money Market Fund...................             3,017              May 31, 2004


================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                                                                              78
================================================================================

     During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                Cost of     Proceeds from
                                              Securities   Securities Sold
                                              Purchased       or Matured
                                          --------------    --------------
Stock Index Fund........................  $  405,413,872    $   87,617,371
MidCap Index Fund.......................     213,029,461       185,622,455
Small Cap Index Fund....................     100,497,790        84,751,878
International Equities Fund.............      13,855,496        51,338,982
Growth Fund.............................     573,707,759       381,931,725
Growth & Income Fund....................     206,759,036       183,186,836
Science & Technology Fund...............   1,381,981,685     1,140,937,153
Social Awareness Fund...................     399,387,329       277,756,979
Asset Allocation Fund...................      40,901,054        54,286,294
Capital Conservation Fund...............       8,777,152        14,450,296
Government Securities Fund..............      24,632,462        20,475,563
International Government Bond Fund......      27,372,470        43,955,348


NOTE 5 -- PORTFOLIO SECURITIES LOANED

     To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.


   Portfolio securities on loan at May 31, 1998 are summarized as follows:



                                          Market Value  Collateral Value
                                          ------------  ----------------
Stock Index Fund.......................   $ 11,699,781  $     12,181,300
MidCap Index Fund......................     14,927,604        15,530,058
Small Cap Index Fund...................     13,684,195        14,319,771
International Equities Fund............      4,623,275         4,761,605
Growth & Income Fund...................      5,454,666         5,732,494
Science & Technology Fund..............     26,557,536        27,784,445
Social Awareness Fund..................        893,750           920,000
Asset Allocation Fund..................        439,690           456,252
Capital Conservation Fund..............      2,102,551         2,148,400
                                          ------------  ----------------
   Total...............................   $ 80,383,048  $     83,834,325
                                          ------------  ----------------

NOTE 6 -- INVESTMENT CONCENTRATION

     A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At May 31, 1998, Government Securities Fund had 62% of its net assets invested in such securities.

     At May 31, 1998, International Government Bond Fund had 21% of its net assets invested in securities issued by the Government of Japan and an additional 5% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

================================================================================
                              FINANCIAL HIGHLIGHTS
                                                                              79
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

STOCK INDEX FUND

                                                                            FISCAL YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------------------------
                                                   1998              1997              1996             1995               1994
                                                ----------        ----------        ----------      --------------      ----------
PER SHARE DATA
Net asset value at beginning of period .......  $    26.09        $    20.69        $    16.81      $        14.39      $    14.36
                                                ----------        ----------        ----------      --------------      ----------
  Income from investment operations:
    Net investment income ....................        0.40              0.39              0.39                0.37            0.35
    Net realized and unrealized gain
     on securities ...........................        7.44              5.57              4.26                2.45            0.12
                                                ----------        ----------        ----------      --------------      ----------
    Total income from investment operations ..        7.84              5.96              4.65                2.82            0.47
                                                ----------        ----------        ----------      --------------      ----------
  Distributions:
    Distributions from net investment
     income ..................................       (0.40)            (0.39)            (0.38)              (0.37)          (0.35)
    Distributions from net realized gain
     on securities ...........................       (0.15)            (0.17)            (0.39)              (0.03)          (0.09)
                                                ----------        ----------        ----------      --------------      ----------
    Total distributions ......................       (0.55)            (0.56)            (0.77)              (0.40)          (0.44)
                                                ----------        ----------        ----------      --------------      ----------
Net asset value at end of period .............  $    33.38        $    26.09        $    20.69      $        16.81      $    14.39
                                                ----------        ----------        ----------      --------------      ----------
TOTAL RETURN .................................       30.30%            29.24%            28.17%              19.98%           3.29%
                                                ==========        ==========        ==========      ==============      ==========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....        0.31%             0.34%             0.35%               0.38%           0.39%
  Ratio of net investment income to
   average net assets ........................        1.33%             1.76%             2.05%               2.44%           2.44%
  Portfolio turnover rate ....................           3%                3%                3%                 14%              3%
  Number of shares outstanding at end
   of period (000's) .........................     104,334            93,687            85,117              75,451          75,494
  Net assets at end of period (000's) ........  $3,482,655        $2,444,200        $1,760,786      $    1,267,992      $1,086,459
  Average net assets during the
   period (000's) ............................  $2,968,059        $2,019,826        $1,498,398      $    1,140,085      $1,030,581
  Average commission rate paid ...............  $   0.0238        $   0.0281               n/a                 n/a             n/a

MIDCAP INDEX FUND

                                                                         FISCAL YEAR ENDED MAY 31,
                                                 --------------------------------------------------------------------
                                                   1998            1997            1996          1995         1994
                                                 --------        --------        --------      --------      --------
PER SHARE DATA
Net asset value at beginning of period .......   $  20.83        $  19.09        $  15.68      $  14.54      $  14.38
                                                 --------        --------        --------      --------      --------
  Income from investment operations:
    Net investment income ....................       0.23            0.24            0.24          0.26          0.23
    Net realized and unrealized gain
     on securities ...........................       5.80            2.95            4.06          1.59          0.28
                                                 --------        --------        --------      --------      --------
    Total income from investment operations ..       6.03            3.19            4.30          1.85          0.51
                                                 --------        --------        --------      --------      --------
  Distributions:
    Distributions from net investment
     income ..................................      (0.23)          (0.24)          (0.24)        (0.26)        (0.23)
    Distributions from net realized gain
     on securities ...........................      (1.36)          (1.21)          (0.65)        (0.45)        (0.12)
                                                 --------        --------        --------      --------      --------
    Total distributions ......................      (1.59)          (1.45)          (0.89)        (0.71)        (0.35)
                                                 --------        --------        --------      --------      --------
Net asset value at end of period .............   $  25.27        $  20.83        $  19.09      $  15.68      $  14.54
                                                 --------        --------        --------      --------      --------
TOTAL RETURN .................................      29.62%          17.48%          28.10%        13.26%         3.52%
                                                 ========        ========        ========      ========      ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....       0.36%           0.40%           0.41%         0.44%         0.46%
  Ratio of net investment income to
   average net assets ........................       0.95%           1.24%           1.36%         1.73%         1.62%
  Portfolio turnover rate ....................         26%             19%             21%           23%           17%
  Number of shares outstanding at end
   of period (000's) .........................     31,830          29,137          28,322        25,988        24,001
  Net assets at end of period (000's) ........   $804,318        $607,061        $540,688      $407,557      $349,041
  Average net assets during the
   period (000's) ............................   $722,652        $554,397        $477,372      $376,486      $285,247
  Average commission rate paid ...............   $ 0.0278        $ 0.0277             n/a           n/a           n/a

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
80
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

SMALL CAP INDEX FUND

                                                                          FISCAL YEAR ENDED MAY 31,
                                                  --------------------------------------------------------------------
                                                     1998           1997            1996          1995          1994
                                                  --------        --------        --------      --------      --------
PER SHARE DATA
Net asset value at beginning of period ........   $  16.18        $  16.25        $  12.49      $  11.52      $  11.28
                                                  --------        --------        --------      --------      --------
  Income from investment operations:
   Net investment income ......................       0.19            0.19            0.20          0.17          0.13
Net realized and unrealized gain
     on securities ............................       3.17            0.93            4.04          0.97          0.58
                                                  --------        --------        --------      --------      --------
   Total income from investment
     operations ...............................       3.36            1.12            4.24          1.14          0.71
                                                  --------        --------        --------      --------      --------
Distributions:
   Distributions from net investment income ...      (0.19)          (0.19)          (0.20)        (0.17)        (0.13)
   Distributions from net realized gain
     on securities ............................      (1.41)          (1.00)          (0.28)           --         (0.34)
                                                  --------        --------        --------      --------      --------
  Total distributions .........................      (1.60)          (1.19)          (0.48)        (0.17)        (0.47)
                                                  --------        --------        --------      --------      --------
Net asset value at end of period ..............   $  17.94        $  16.18        $  16.25      $  12.49      $  11.52
                                                  ========        ========        ========      ========      ========
TOTAL RETURN ..................................      21.34%           7.51%          34.50%         9.98%         6.18%
                                                  ========        ========        ========      ========      ========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets .......       0.39%           0.41%           0.41%         0.44%         0.47%
Ratio of net investment income to
  average net assets ..........................       1.05%           1.34%           1.36%         1.44%         1.10%
Portfolio turnover rate .......................         36%             42%             31%           34%           16%
Number of shares outstanding at
  end of period (000's) .......................     13,777          11,893          11,129        10,136         9,381
Net assets at end of period (000's)  ..........   $247,183        $192,459        $180,785      $126,567      $108,050
Average net assets during the period (000's) ..   $227,757        $178,368        $150,448      $120,298      $ 70,690
Average commission rate paid ..................   $ 0.0162        $ 0.0297             n/a           n/a           n/a

INTERNATIONAL EQUITIES FUND

                                                                                    FISCAL YEAR ENDED MAY 31,
                                                            --------------------------------------------------------------------
                                                              1998            1997            1996          1995         1994
                                                            --------        --------        --------      --------      --------
PER SHARE DATA
Net asset value at beginning of period ..................   $  11.44        $  11.15        $  10.42      $  10.14      $   8.99
                                                            --------        --------        --------      --------      --------
  Income from investment operations:
   Net investment income ................................       0.23            0.20            0.17          0.15          0.11
   Net realized and unrealized gain
     on securities and foreign currencies ...............       0.85            0.63            0.97          0.34          1.17
                                                            --------        --------        --------      --------      --------
     Total income from investment
      operations ........................................       1.08            0.83            1.14          0.49          1.28
                                                            --------        --------        --------      --------      --------
  Distributions:
   Distributions from net investment income .............      (0.24)          (0.19)          (0.17)        (0.15)        (0.11)
   Distributions from net realized gain
     on securities ......................................      (0.33)          (0.35)          (0.24)        (0.06)        (0.02)
                                                            --------        --------        --------      --------      --------
   Total distributions ..................................      (0.57)          (0.54)          (0.41)        (0.21)        (0.13)
                                                            --------        --------        --------      --------      --------
Net asset value at end of period ........................   $  11.95        $  11.44        $  11.15      $  10.42      $  10.14
                                                            ========        ========        ========      ========      ========
TOTAL RETURN ............................................       9.92%           7.74%          11.14%         4.92%        14.31%
                                                            ========        ========        ========      ========      ========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets .................       0.40%           0.42%           0.42%         0.45%         0.47%
Ratio of net investment income to
  average net assets ....................................       1.92%           1.75%           1.65%         1.47%         1.43%
Portfolio turnover rate .................................          9%             12%             20%           14%            7%
Number of shares outstanding at
  end of period (000's) .................................     13,009          15,857          18,497        20,074        17,273
Net assets at end of period (000's)......................   $155,469        $181,437        $206,259      $209,091      $175,183
Average net assets during the period (000's) ............   $165,984        $191,117        $204,792      $199,235      $117,264
Average commission rate paid ............................   $ 0.0332        $ 0.0236             n/a           n/a           n/a

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
                                                                              81
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

GROWTH FUND

                                                                                                            PERIOD FROM
                                                                    FISCAL YEAR ENDED MAY 31,              APRIL 29, 1994
                                                     -----------------------------------------------------      TO
                                                       1998            1997           1996          1995    MAY 31, 1994
                                                     -----------       --------      ---------   ---------   ------------
PER SHARE DATA
Net asset value at beginning of period ...........   $    17.62        $  16.49      $  11.43    $   9.87    $ 10.00(1)
                                                     -----------       --------      ---------   ---------   -------
  Income (loss) from investment operations:
    Net investment (loss) income .................        (0.02)           0.02          0.11        0.04       0.01
    Net realized and unrealized gain (loss)
     on securities ...............................         4.82            1.45          5.27        1.56      (0.13)
                                                     -----------       --------      ---------   ---------   -------
    Total income (loss) from investment
     operations ..................................         4.80            1.47          5.38        1.60      (0.12)
                                                     -----------       --------      ---------   ---------   -------
  Distributions:
    Distributions from net investment income .....        (0.01)          (0.01)        (0.09)      (0.04)     (0.01)
    Distributions from net realized gain (loss)
     on securities ...............................        (0.33)          (0.33)        (0.23)         --         --
                                                     -----------       ---------     ---------   ---------   -------
    Total distributions ..........................        (0.34)          (0.34)        (0.32)      (0.04)     (0.01)
                                                     -----------       ---------     ---------   ---------   -------
Net asset value at end of period .................   $    22.08        $  17.62      $  16.49    $  11.43    $  9.87
                                                     ===========       =========     =========   =========   =======
TOTAL RETURN .....................................        27.41%           9.00%        47.46%      16.25%     (1.19)%
                                                     ===========       =========     =========   =========   =======

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ........         0.84%           0.86%         0.83%       0.91%      0.08%
  Ratio of net investment (loss) income to
   average net assets ............................        (0.11%)          0.09%         0.89%       0.41%      0.11%
  Portfolio turnover rate ........................           43%             40%           36%         61%         0%
  Number of shares outstanding at end
   of period (000's) .............................       49,832          42,422        25,826       8,800      1,001
  Net assets at end of period (000's) ............   $1,100,137        $747,654      $425,787    $100,614    $ 9,885
  Average net assets during the period (000's) ...   $  946,335        $588,056      $238,228    $ 42,232    $ 9,944
  Average commission rate paid ...................   $   0.0474        $ 0.0499           n/a         n/a        n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

GROWTH & INCOME FUND

                                                                                                            PERIOD FROM
                                                                    FISCAL YEAR ENDED MAY 31,              APRIL 29, 1994
                                                     -----------------------------------------------------      TO
                                                       1998            1997           1996          1995    MAY 31, 1994
                                                     ---------       ---------       --------      --------    ----------
PER SHARE DATA
Net asset value at beginning of period ...........   $  16.86        $  14.78        $  11.09      $  9.87     $10.00(1)
                                                     ---------       ---------       --------      --------    ------
  Income (loss) from investment operations:
    Net investment income ........................       0.08            0.10            0.08         0.09       0.02
    Net realized and unrealized gain (loss)
     on securities ...............................       3.26            2.38            3.77         1.22      (0.13)
                                                     ---------       ---------       --------      --------    ------
    Total income (loss) from investment
     operations ..................................       3.34            2.48            3.85         1.31      (0.11)
                                                     ---------       ---------       --------      --------    ------
  Distributions:
    Distributions from net investment income .....      (0.08)          (0.10)          (0.07)       (0.09)     (0.02)
    Distributions from net realized gain (loss)
     on securities ...............................      (0.21)          (0.29)          (0.09)          --         --
                                                     ---------       ---------       ---------     --------    ------
    Total distributions ..........................      (0.29)          (0.39)          (0.16)       (0.09)     (0.02)
                                                     ---------       ---------       ---------     --------    ------
Net asset value at end of period .................   $  19.91        $  16.87        $  14.78      $ 11.09     $ 9.87
                                                     =========       =========       =========     ========    ======
TOTAL RETURN .....................................      19.87%          17.08%          34.85%       13.35%     (1.11)%
                                                     =========       =========       =========     ========    ======

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ........       0.80%           0.81%           0.79%        0.86%      0.07%
  Ratio of net investment income to
   average net assets ............................       0.43%           0.70%           0.63%        0.93%      0.22%
  Portfolio turnover rate ........................         78%             45%             64%          97%        11%
  Number of shares outstanding at end
   of period (000's) .............................     13,619          12,422           7,685        3,867      1,002
  Net assets at end of period (000's) ............   $271,159        $209,545        $113,546      $42,867     $9,890
  Average net assets during the period (000's) ...   $252,647        $161,226        $ 75,158      $21,910     $9,946
  Average commission rate paid ...................   $ 0.0500        $ 0.0500             n/a          n/a        n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
82
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

SCIENCE & TECHNOLOGY FUND

                                                                                                           PERIOD FROM
                                                                    FISCAL YEAR ENDED MAY 31,             APRIL 29, 1994
                                                   -----------------------------------------------------       TO
                                                      1998              1997           1996        1995    MAY 31, 1994
                                                   -----------       ---------     ---------   ---------  --------------
PER SHARE DATA
Net asset value at beginning of period ..........  $     19.88       $   20.48     $   14.43   $    9.83   $  10.00(1)
                                                   -----------       ---------     ---------   ---------   --------
  Income (loss) from investment operations:
    Net investment (loss) income ................        (0.09)           --            --          0.03       --
    Net realized and unrealized gain (loss)
     on securities and foreign currencies .......         2.28            0.33          8.08        4.72      (0.17)
                                                   -----------       ---------     ---------   ---------   --------
   Total income (loss) from investment
     operations .................................         2.19            0.33          8.08        4.75      (0.17)
                                                   -----------       ---------     ---------   ---------   --------
  Distributions:
    Distributions from net investment income ....         --              --            --         (0.02)      --
    Distributions from net realized gain
     on securities ..............................         --             (0.93)        (2.03)      (0.13)      --
                                                   -----------       ---------     ---------   ---------   --------
   Total distributions ..........................         --             (0.93)        (2.03)      (0.15)      --
                                                   -----------       ---------     ---------   ---------   --------
Net asset value at end of period ................  $     22.07       $   19.88     $   20.48   $   14.43   $   9.83
                                                   ===========       =========     =========   =========   ========
TOTAL RETURN ....................................        10.85%           1.81%        58.28%      48.61%     (1.66)%
                                                   ===========       =========     =========   =========   ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .......         0.95%           0.96%         0.94%       1.00%      0.08%
  Ratio of net (loss) investment income to
   average net assets ...........................        (0.46)%         (0.29)%       (0.07)%      0.36%      0.04%
  Portfolio turnover rate .......................          128%            122%          116%        121%         0%
  Number of shares outstanding at end
   of period (000's) ............................       46,355          40,484        27,696      11,550      1,001
  Net assets at end of period (000's) ...........  $ 1,023,141       $ 804,982     $ 567,187   $ 166,683   $  9,834
  Average net assets during the period (000's) ..  $   949,947       $ 664,608     $ 363,087   $  64,974   $  9,918
  Average commission rate paid ..................  $    0.0455       $  0.0393           n/a         n/a        n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

SOCIAL AWARENESS FUND

                                                                     FISCAL YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------
                                                    1998           1997           1996        1995       1994
                                                ---------       ---------       --------    --------    --------
PER SHARE DATA
Net asset value at beginning of period .......  $   17.90       $   15.49       $  13.02    $  11.98    $  12.12
                                                ---------       ---------       --------    --------    --------
  Income from investment operations:
    Net investment income ....................       0.23            0.24           0.26        0.27        0.26
    Net realized and unrealized gain (loss)
     on securities ...........................       5.07            4.19           3.37        1.75       (0.02)
                                                ---------       ---------       --------    --------    --------
    Total income from investment operations ..       5.30            4.43           3.63        2.02        0.24
                                                ---------       ---------       --------    --------    --------
  Distributions:
    Distributions from net investment
     income ..................................      (0.23)          (0.24)         (0.25)      (0.27)      (0.26)
    Distributions from net realized gain
     on securities ...........................      (0.81)          (1.78)         (0.91)      (0.71)      (0.12)
                                                ---------       ---------       --------    --------    --------
    Total distributions ......................      (1.04)          (2.02)         (1.16)      (0.98)      (0.38)
                                                ---------       ---------       --------    --------    --------
Net asset value at end of period .............  $   22.16       $   17.90       $  15.49    $  13.02    $  11.98
                                                =========       =========       ========    ========    ========
TOTAL RETURN .................................      30.34%          30.48%         28.85%      18.19%       1.97%
                                                =========       =========       ========    ========    ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....       0.54%           0.56%          0.56%       0.58%       0.60%
  Ratio of net investment income to
   average net assets ........................       1.17%           1.53%          1.80%       2.22%       2.19%
  Portfolio turnover rate ....................        120%            109%           117%        148%         83%
  Number of shares outstanding at end
   of period (000's) .........................     15,080           8,677          5,220       4,143       3,817
  Total net assets at end of period (000's) ..  $ 334,167       $ 155,349       $ 80,887    $ 53,927    $ 45,729
  Average net assets during the
   period (000's) ............................  $ 240,782       $ 106,139       $ 66,888    $ 47,942    $ 41,002
  Average commission rate paid ...............  $  0.0431       $  0.0400            n/a         n/a         n/a

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
                                                                              83
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

ASSET ALLOCATION FUND

                                                                           FISCAL YEAR ENDED MAY 31,
                                                ---------------------------------------------------------------------------------
                                                    1998           1997              1996              1995              1994
                                                ---------       ---------       -------------     -------------     -------------
PER SHARE DATA
Net asset value at beginning of period .......  $   12.57       $   12.55       $       11.24     $       10.84     $       11.18
                                                ---------       ---------       -------------     -------------     -------------
  Income from investment operations:
    Net investment income ....................       0.41            0.77                0.44              0.44              0.37
    Net realized and unrealized gain (loss)
     on securities ...........................       2.24            1.44                1.53              0.82             (0.15)
                                                ---------       ---------       -------------     -------------     -------------
    Total income from investment operations ..       2.65            2.21                1.97              1.26              0.22
                                                ---------       ---------       -------------     -------------     -------------
  Distributions:
    Distributions from net investment
     income ..................................      (0.41)          (0.78)              (0.44)            (0.44)            (0.37)
    Distributions from net realized gain
     on securities ...........................      (0.79)          (1.41)              (0.22)            (0.42)            (0.19)
                                                ---------       ---------       -------------     -------------     -------------
    Total distributions ......................      (1.20)          (2.19)              (0.66)            (0.86)            (0.56)
                                                ---------       ---------       -------------     -------------     -------------
Net asset value at end of period .............  $   14.02       $   12.57       $       12.55     $       11.24     $       10.84
                                                =========       =========       =============     =============     =============
TOTAL RETURN .................................      21.94%          15.89%              17.90%            12.43%             1.86%
                                                =========       =========       =============     =============     =============

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....       0.54%           0.57%               0.57%             0.58%             0.59%
  Ratio of net investment income to
   average net assets ........................       3.02%           3.26%               3.62%             4.03%             3.24%
  Portfolio turnover rate ....................         24%            103%                119%              133%               76%
  Number of shares outstanding at end
   of period (000's) .........................     14,269          14,107              15,142            16,319            17,956
  Total net assets at end of period (000's) ..  $ 200,099       $ 177,347       $     190,024     $     183,393     $     194,576
  Average net assets during the
   period (000's) ............................  $ 188,184       $ 179,615       $     187,576     $     186,487     $     185,036
  Average commission rate paid ...............  $  0.0205       $  0.0401                 n/a               n/a               n/a

CAPITAL CONSERVATION FUND

                                                                       FISCAL YEAR ENDED MAY 31,
                                                --------------------------------------------------------------------
                                                   1998          1997           1996           1995           1994
                                                --------       --------       --------       --------      ---------
PER SHARE DATA
Net asset value at beginning of period .......  $   9.31       $   9.23       $   9.52       $   9.13       $   9.87
                                                --------       --------       --------       --------       --------
  Income (loss) from investment operations:
    Net investment income ....................      0.61           0.62           0.62           0.63           0.61
    Net realized and unrealized gain (loss)
     on securities ...........................      0.37           0.08          (0.29)          0.39          (0.69)
                                                --------       --------       --------       --------       --------
    Total income (loss) from investment
     operations ..............................      0.98           0.70           0.33           1.02          (0.08)
                                                --------       --------       --------       --------       --------
  Distributions:
    Distributions from net investment
     income ..................................     (0.61)         (0.62)         (0.62)         (0.63)         (0.61)
    Distributions from net realized gain
     on securities ...........................      --             --             --             --            (0.05)
                                                --------       --------       --------       --------       --------
    Total distributions ......................     (0.61)         (0.62)         (0.62)         (0.63)         (0.66)
                                                --------       --------       --------       --------       --------
Net asset value at end of period .............  $   9.68       $   9.31       $   9.23       $   9.52       $   9.13
                                                ========       ========       ========       ========       ========
TOTAL RETURN .................................     10.76%          7.75%          3.41%         11.80%         (1.13)%
                                                ========       ========       ========       ========       ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....      0.54%          0.57%          0.57%          0.58%          0.59%
  Ratio of net investment income to
   average net assets ........................      6.32%          6.59%          6.47%          6.88%          6.24%
  Portfolio turnover rate ....................        14%            45%            80%           100%            55%
  Number of shares outstanding at end
   of period (000's) .........................     6,577          7,168          7,604          6,935          6,712
  Total net assets at end of period (000's) ..  $ 63,654       $ 66,747       $ 70,212       $ 66,031       $ 61,305
  Average net assets during the
   period (000's) ............................  $ 66,996       $ 69,352       $ 70,271       $ 61,568       $ 59,210

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
84
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning June 1, 1996.

GOVERNMENT SECURITIES FUND

                                                                       FISCAL YEAR ENDED MAY 31,
                                                --------------------------------------------------------------------
                                                   1998           1997           1996           1995          1994
                                                --------       --------       --------       --------       --------
PER SHARE DATA
Net asset value at beginning of period .......  $   9.67       $   9.61       $   9.89       $   9.55       $  10.30
                                                --------       --------       --------       --------       --------

  Income (loss) from investment operations:
    Net investment income ....................      0.58           0.59           0.61           0.60           0.55
    Net realized and unrealized gain (loss)
     on securities ...........................      0.42           0.06          (0.28           0.35          (0.59)
                                                --------       --------       --------       --------       --------
    Total income (loss) from investment
     operations ..............................      1.00           0.65           0.33           0.95          (0.04)
                                                --------       --------       --------       --------       --------
  Distributions:
    Distributions from net investment
     income ..................................     (0.58)         (0.59)         (0.61)         (0.61)         (0.55)
    Distributions from net realized gain
     on securities ...........................      --             --             --             --            (0.16)
                                                --------       --------       --------       --------       --------
    Total distributions ......................     (0.58)         (0.59)         (0.61)         (0.61)         (0.71)
                                                --------       --------       --------       --------       --------
Net asset value at end of period .............  $  10.09       $   9.67       $   9.61       $   9.89       $   9.55
                                                ========       ========       ========       ========       ========
TOTAL RETURN .................................     10.60%          6.94%          3.32%         10.43%         (0.66)%
                                                ========       ========       ========       ========       ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....      0.54%          0.56%          0.56%          0.58%          0.59%
  Ratio of net investment income to
   average net assets ........................      5.82%          6.11%          6.21%          6.36%          5.44%
  Portfolio turnover rate ....................        24%            38%            36%           229%            85%
  Number of shares outstanding at end
   of period (000's) .........................     9,129          8,672          8,164          5,478          4,544
  Total net assets at end of period (000's) ..  $ 92,120       $ 83,827       $ 78,423       $ 54,174       $ 43,401
  Average net assets during the
   period (000's) ............................  $ 87,574       $ 83,293       $ 68,017       $ 45,200       $ 41,596

INTERNATIONAL GOVERNMENT BOND FUND

                                                                         FISCAL YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------------
                                                   1998            1997            1996            1995         1994
                                                ---------       ---------       ---------       --------      --------
PER SHARE DATA
Net asset value at beginning of period .......  $   11.33       $   11.79       $   12.72       $  10.97      $  11.16
                                                ---------       ---------       ---------       --------      --------

  Income (loss) from investment operations:
    Net investment income ....................       0.56            0.63            0.65           0.65          0.62
    Net realized and unrealized gain (loss)
     on securities and foreign currencies ....      (0.26)          (0.49)          (0.89)          1.80         (0.20)
                                                ---------      ----------       ---------       --------      --------
    Total income (loss) from investment
     operations ..............................       0.30            0.14           (0.24)          2.45          0.42
                                                ---------      ----------       ---------       --------      --------
  Distributions:
    Distributions from net investment
     income ..................................      (0.20)          (0.58)          (0.68)         (0.70)        (0.60)
    Distributions from net realized gain
     on securities ...........................      (0.01)          (0.02)          (0.01)          --           (0.01)
                                                ---------      ----------       ---------       --------      --------
      Total distributions ....................      (0.21)          (0.60)          (0.69)         (0.70)        (0.61)
                                                ---------      ----------       ---------       --------      --------
Net asset value at end of period .............  $   11.42       $   11.33       $   11.79       $  12.72      $  10.97
                                                =========      ==========       =========       ========      ========
TOTAL RETURN .................................       2.65%           1.13%          (1.91)%        23.23%         3.87%
                                                =========      ==========       =========       ========      ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ....       0.55%           0.56%           0.56%          0.59%         0.48%
  Ratio of net investment income to
   average net assets ........................       4.70%           5.13%           5.45%          5.83%         5.87%
  Portfolio turnover rate ....................         17%              4%             11%             6%            3%
  Number of shares outstanding at end
   of period (000's) .........................     13,646          15,680          12,073          6,111         3,741
  Total net assets at end of period (000's) ..  $ 155,783       $ 177,709       $ 142,383       $ 77,734      $ 41,028
  Average net assets during the
   period (000's) ............................  $ 168,439       $ 166,147       $ 114,693       $ 51,451      $ 33,561

================================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED
                                                                             85
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date.

MONEY MARKET FUND

                                                                         FISCAL YEAR ENDED MAY 31,
                                                 --------------------------------------------------------------------
                                                    1998            1997            1996         1995          1994
                                                 ----------      ----------      ---------     ---------     --------
PER SHARE DATA
Net asset value at beginning of period ........  $    1.00       $    1.00       $   1.00      $   1.00      $   1.00
                                                 ----------      ----------      ---------     ---------     --------
  Income from investment operations:
    Net investment income .....................       0.05            0.05           0.05          0.05          0.03
                                                 ----------      ----------      ---------     ---------     --------
  Distributions:
    Distributions from net investment income ..      (0.05)          (0.05)         (0.05)        (0.05)        (0.03)
                                                 ----------      ----------      ---------     ---------     --------
Net asset value at end of period ..............  $    1.00       $    1.00       $   1.00      $   1.00      $   1.00
                                                 ==========      ==========      =========     =========     ========
TOTAL RETURN ..................................       5.25%           5.02%          5.26%         4.90%         2.83%
                                                 ==========      ==========      =========     =========     ========

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....       0.54%           0.57%          0.57%         0.57%         0.58%
  Ratio of net investment income to
   average net assets .........................       5.14%           4.95%          5.14%         4.75%         2.78%
  Number of shares outstanding at end of
   period (000's) .............................    190,975         128,125         83,618        82,256        50,534
  Total net assets at end of period (000's) ...  $ 190,975       $ 128,125       $ 83,618      $ 82,254      $ 50,533
  Average net assets during the
   period (000's) .............................  $ 150,625       $ 113,882       $ 84,271      $ 67,021      $ 46,222

===============================================================================
                         REPORT OF INDEPENDENT AUDITORS
===============================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Asset Allocation Fund (formerly the Timed Opportunity Fund), Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund (such "Funds" comprising the American General Series Portfolio Company) as of May 31, 1998. We have also audited for each of the Funds the related statement of operations for the year ended May 31, 1998, the statement of changes in net assets for each of the two years in the period ended May 31, 1998, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1998, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                               ERNST & YOUNG LLP
Houston, Texas
July 2, 1998

American General Series Portfolio Company
BOARD OF DIRECTORS
Norman Hackerman
John W. Lancaster
Ben H. Love
Joe C. Osborne
F. Robert Paulsen
Peter V. Tuters
R. Miller Upton
Thomas L. West, Jr.
DISTRIBUTOR
The Variable Annuity Marketing
Company (VAMCO)
2929 Allen Parkway
Houston, Texas 77019
CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
INVESTMENT ADVISER
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019
INVESTMENT SUB-ADVISERS
Bankers Trust Company
1 Bankers Trust Plaza
New York, New York 10006

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Value Line, Inc.
220 East 42nd Street
New York, New York 10017-5891
Independent Auditors
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

SHAREHOLDER SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019
OFFICERS
Thomas L. West, Jr.,
    Chairman and President
Craig R. Rodby,
    Executive Vice President
Michael G. Atnip,
    Executive Vice President
Norman Jaskol,
    Vice President and
    Senior Investment Officer
Brent C. Nelson,
    Vice President
Maruti D. More,
    Vice President and Investment Officer
Teresa S. Moro,
    Vice President and Investment Officer
John W. Mossbarger,
    Vice President and Investment Officer
Leon A. Olver,
    Vice President and Investment Officer
William Trimbur, Jr.,
    Vice President and Investment Officer
Cynthia A. Toles,
    General Counsel and Secretary
Gregory R. Seward,
    Treasurer
Kathryn A. Pearce,
    Controller
Nori L. Gabert,
    Assistant Secretary
Jaime M. Sepulveda,
    Assistant Treasurer
Earl E. Allen, Jr.,
    Assistant Treasurer
Donna L. Hathaway,
    Assistant Controller
Cynthia A. Gibbons,
    Assistant Vice President





    This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

    If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

    "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.
(C)1998 The Variable Annuity Life Insurance Company, Houston Texas VALIC is a registered service mark of The Variable Annuity Life Insurance Company.